UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06719

STERLING CAPITAL FUNDS

(Exact name of Registrant as Specified in Charter)

434 Fayetteville St., Suite 500

Raleigh, NC 27601

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

(Name and Address of Agent for Service)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville St., Suite 500

Raleigh, NC 27601

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Guardian Capital Dividend Growth Fund Institutional Class (DIVGX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Guardian Capital Dividend Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.95%
KEY FUND STATISTICS (as of Period End)
Net Assets	$41,975,858
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$86,290
Portfolio Turnover	9%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-DIVGX

Sterling Capital Behavioral Large Cap Value Equity Fund Class A (BBTGX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.01%
KEY FUND STATISTICS (as of Period End)
Net Assets	$63,690,888
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$121,924
Portfolio Turnover	68%

SECTOR WEIGHTING (as a % of Net Assets)	
Other Assets in Excess of Liabilities	0.1%
Other Industries	22.9%
Multi-Utilities	2.6%
Energy Equipment & Services	2.8%
Retail REITs	2.8%
Technology Hardware, Storage & Peripherals	2.9%
Electric Utilities	3.3%
Semiconductors & Semiconductor Equipment	3.3%
Machinery	3.5%
Metals & Mining	4.0%
Pharmaceuticals	4.2%
Insurance	4.7%
Diversified Telecommunication Services	4.8%
Biotechnology	5.9%
Health Care Providers & Services	6.2%
Banks	7.9%
Oil, Gas & Consumable Fuels	8.7%
Capital Markets	9.6%

Asset Weighting (as a % of Total Investments)

Common Stocks 99.2%
Money Market Funds 0.8%
Common Stocks 99.2%
Money Market Funds 0.8%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BBTGX

Sterling Capital Behavioral Large Cap Value Equity Fund Class C (BCVCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.76%
KEY FUND STATISTICS (as of Period End)
Net Assets	$63,690,888
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$121,924
Portfolio Turnover	68%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BCVCX

Sterling Capital Behavioral Large Cap Value Equity Fund Class Institutional (BBISX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$40	0.76%
KEY FUND STATISTICS (as of Period End)
Net Assets	$63,690,888
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$121,924
Portfolio Turnover	68%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BBISX

Sterling Capital Behavioral Large Cap Value Equity Fund Class R6 (STRAX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.63%
KEY FUND STATISTICS (as of Period End)
Net Assets	$63,690,888
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$121,924
Portfolio Turnover	68%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STRAX

Sterling Capital Behavioral Small Cap Value Equity Fund Class A (SPSAX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.12%
KEY FUND STATISTICS (as of Period End)
Net Assets	$69,484,095
Number of Portfolio Holdings	251
Advisory Fee (net of waivers)	$249,738
Portfolio Turnover	50%

SECTOR WEIGHTING (as a % of Net Assets)	
Other Assets in Excess of Liabilities	0.1%
Other Industries	42.5%
Semiconductors & Semiconductor Equipment	1.9%
Automotive	1.9%
Software	2.0%
Construction & Engineering	2.0%
Consumer Finance	2.1%
Commercial Services & Supplies	2.2%
Chemicals	2.4%
Metals & Mining	2.4%
Pharmaceuticals	3.0%
Financial Services	3.2%
Banking	3.3%
Specialty Retail	3.4%
Health Care Providers & Services	3.5%
Oil, Gas & Consumable Fuels	3.8%
Insurance	6.2%
Banks	14.2%

Asset Weighting (as a % of Total Investments)

Common Stocks 99.4%
Money Market Funds 0.6%
Common Stocks 99.4%
Money Market Funds 0.6%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SPSAX

Sterling Capital Behavioral Small Cap Value Equity Fund Class C (SPSDX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.89%
KEY FUND STATISTICS (as of Period End)
Net Assets	$69,484,095
Number of Portfolio Holdings	251
Advisory Fee (net of waivers)	$249,738
Portfolio Turnover	50%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SPSDX

Sterling Capital Behavioral Small Cap Value Equity Fund Class Institutional (SPSCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$46	0.89%
KEY FUND STATISTICS (as of Period End)
Net Assets	$69,484,095
Number of Portfolio Holdings	251
Advisory Fee (net of waivers)	$249,738
Portfolio Turnover	50%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SPSCX

Sterling Capital Behavioral Small Cap Value Equity Fund Class R6 (STRBX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.82%
KEY FUND STATISTICS (as of Period End)
Net Assets	$69,484,095
Number of Portfolio Holdings	251
Advisory Fee (net of waivers)	$249,738
Portfolio Turnover	50%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STRBX

Sterling Capital Equity Income Fund Class A (BAEIX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.12%
KEY FUND STATISTICS (as of Period End)
Net Assets	$626,679,797
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$2,177,622
Portfolio Turnover	22%

SECTOR WEIGHTING (as a % of Net Assets)	
Real Estate	0.5%
Energy	2.3%
Money Market Funds	2.4%
Utilities	4.2%
Materials	4.6%
Consumer Staples	4.8%
Health Care	5.9%
Consumer Discretionary	8.4%
Information Technology	12.0%
Industrials	24.6%
Financials	28.9%
Other Assets in Excess of Liabilities	1.4%

Asset Weighting (as a % of Total Investments)

Common Stocks 97.6%
Money Market Funds 2.4%
Common Stocks 97.6%
Money Market Funds 2.4%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BAEIX

Sterling Capital Equity Income Fund Class C (BCEGX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.87%
KEY FUND STATISTICS (as of Period End)
Net Assets	$626,679,797
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$2,177,622
Portfolio Turnover	22%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BCEGX

Sterling Capital Equity Income Fund Class Institutional (BEGIX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$43	0.87%
KEY FUND STATISTICS (as of Period End)
Net Assets	$626,679,797
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$2,177,622
Portfolio Turnover	22%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BEGIX

Sterling Capital Equity Income Fund Class R6 (STREX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.72%
KEY FUND STATISTICS (as of Period End)
Net Assets	$626,679,797
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$2,177,622
Portfolio Turnover	22%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STREX

Sterling Capital Hedged Equity Premium Income ETF (SCEP) Cboe BZX Exchange, Inc.	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Hedged Equity Premium Income ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCEP	$24	0.65%
KEY FUND STATISTICS (as of Period End)
Net Assets	$214,625,562
Number of Portfolio Holdings	57
Advisory Fee	$301,221
Portfolio Turnover	19%

SECTOR WEIGHTING (as a % of Net Assets)

Other Industries	20.3%
Commercial Support Services	2.3%
Electric Utilities	2.5%
Equity Option	3.8%
Machinery	2.6%
Pharmaceuticals	2.6%
Biotech & Pharma	2.6%
Diversified Industrials	2.9%
Chemicals	3.2%
Banking	3.4%
Retail - Consumer Staples	4.0%
E-Commerce Discretionary	4.4%
Insurance	5.0%
Technology Hardware	6.9%
Software	7.0%
Internet Media & Services	10.2%
Semiconductors	16.3%

Asset Weighting (as a % of Total Investments)

Common Stocks 94.5%
Purchased Option Contracts 3.8%
Money Market Funds 1.7%
Common Stocks 94.5%
Money Market Funds 1.7%
Purchased Option Contracts 3.8%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCEP

Sterling Capital Intermediate U.S. Government Fund Class A (BGVAX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%
KEY FUND STATISTICS (as of Period End)
Net Assets	$20,399,418
Number of Portfolio Holdings	110
Advisory Fee (net of waivers)	$11,824
Portfolio Turnover	6%

SECTOR WEIGHTING (as a % of Net Assets)	
Municipal Bonds	0.2%
Agency	1.0%
Financials	1.0%
Money Market Funds	1.8%
U.S. Treasury Obligations	1.8%
Asset Backed Securities	5.6%
Commercial Mortgage-Backed Securities	11.9%
Collateralized Mortgage Obligations	19.9%
U.S. Treasury Bonds & Notes	25.4%
Mortgage-Backed Securities	31.1%
Other Assets in Excess of Liabilities	0.3%

Asset Weighting (as a % of Total Investments)

Asset Backed Securities 5.7%
Collateralized Mortgage Obligations 19.9%
Commercial Mortgage-Backed Securities 11.9%
Corporate Bonds 1.0%
Money Market Funds 1.8%
U.S. Treasury Bonds & Notes 25.5%
U.S. Government & Agencies 2.8%
Municipal Bonds 0.2%
Mortgage-Backed Securities 31.2%
Asset Backed Securities 5.7%
Corporate Bonds 1.0%
Municipal Bonds 0.2%
Collateralized Mortgage Obligations 19.9%
Money Market Funds 1.8%
U.S. Government & Agencies 2.8%
Commercial Mortgage-Backed Securities 11.9%
Mortgage-Backed Securities 31.2%
U.S. Treasury Bonds & Notes 25.5%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BGVAX

Sterling Capital Intermediate U.S. Government Fund Class C (BIUCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.56%
KEY FUND STATISTICS (as of Period End)
Net Assets	$20,399,418
Number of Portfolio Holdings	110
Advisory Fee (net of waivers)	$11,824
Portfolio Turnover	6%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BIUCX

Sterling Capital Intermediate U.S. Government Fund Class Institutional (BBGVX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$28	0.56%
KEY FUND STATISTICS (as of Period End)
Net Assets	$20,399,418
Number of Portfolio Holdings	110
Advisory Fee (net of waivers)	$11,824
Portfolio Turnover	6%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BBGVX

Sterling Capital Long Duration Corporate Bond Fund Class A (SCCMX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%
KEY FUND STATISTICS (as of Period End)
Net Assets	$56,067,114
Number of Portfolio Holdings	365
Advisory Fee (net of waivers)	$20,570
Portfolio Turnover	27%

SECTOR WEIGHTING (as a % of Net Assets)	
Other Assets in Excess of Liabilities	0.5%
Other Industries	33.8%
Food	1.9%
REIT	2.0%
Metals & Mining	2.1%
U.S. Treasury Bonds	2.4%
Cable & Satellite	2.5%
Diversified Telecommunication Services	2.6%
Beverages	2.7%
Telecommunications	2.8%
Biotechnology	3.1%
Software	3.2%
Aerospace & Defense	3.7%
Oil, Gas & Consumable Fuels	4.4%
Oil & Gas Producers	4.6%
Insurance	5.9%
Banks	8.4%
Electric Utilities	13.4%

Asset Weighting (as a % of Total Investments)

Corporate Bonds 96.0%
U.S. Treasury Bonds & Notes 2.4%
Money Market Funds 1.6%
Corporate Bonds 96.0%
Money Market Funds 1.6%
U.S. Treasury Bonds & Notes 2.4%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCCMX

Sterling Capital Long Duration Corporate Bond Fund Class C (SCCNX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.45%
KEY FUND STATISTICS (as of Period End)
Net Assets	$56,067,114
Number of Portfolio Holdings	365
Advisory Fee (net of waivers)	$20,570
Portfolio Turnover	27%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCCNX

Sterling Capital Long Duration Corporate Bond Fund Class Institutional (SCCPX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$22	0.45%
KEY FUND STATISTICS (as of Period End)
Net Assets	$56,067,114
Number of Portfolio Holdings	365
Advisory Fee (net of waivers)	$20,570
Portfolio Turnover	27%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCCPX

Sterling Capital Long Duration Corporate Bond Fund Class R6 (STRFX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.38%
KEY FUND STATISTICS (as of Period End)
Net Assets	$56,067,114
Number of Portfolio Holdings	365
Advisory Fee (net of waivers)	$20,570
Portfolio Turnover	27%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STRFX

Sterling Capital Mid Cap Relative Value Fund Class A (STRLX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%
KEY FUND STATISTICS (as of Period End)
Net Assets	$51,809,540
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$147,893
Portfolio Turnover	10%

SECTOR WEIGHTING (as a % of Net Assets)	
Other Industries	24.5%
Trading Companies & Distributors	2.4%
Money Market Funds	2.7%
Gas Utilities	2.9%
Machinery	2.9%
Multi-Utilities	3.5%
Aerospace & Defense	3.6%
Building Products	4.0%
Electrical Equipment	4.1%
Life Sciences Tools & Services	4.1%
Professional Services	4.5%
Software	4.7%
Semiconductors & Semiconductor Equipment	5.7%
Oil, Gas & Consumable Fuels	6.1%
Banks	6.6%
Construction & Engineering	7.4%
Consumer Staples Distribution & Retail	10.3%

Asset Weighting (as a % of Total Investments)

Common Stocks 97.3%
Money Market Funds 2.7%
Common Stocks 97.3%
Money Market Funds 2.7%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STRLX

Sterling Capital Mid Cap Relative Value Fund Class C (STRNX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.95%
KEY FUND STATISTICS (as of Period End)
Net Assets	$51,809,540
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$147,893
Portfolio Turnover	10%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STRNX

Sterling Capital Mid Cap Relative Value Fund Class Institutional (STRGX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$48	0.95%
KEY FUND STATISTICS (as of Period End)
Net Assets	$51,809,540
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$147,893
Portfolio Turnover	10%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STRGX

Sterling Capital Mid Cap Relative Value Fund Class R6 (SCMCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	1.10%
KEY FUND STATISTICS (as of Period End)
Net Assets	$51,809,540
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$147,893
Portfolio Turnover	10%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCMCX

Sterling Capital Multi-Strategy Income ETF (SCMC) Cboe BZX Exchange, Inc.	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Multi-Strategy Income ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCMC	$21	0.55%
KEY FUND STATISTICS (as of Period End)
Net Assets	$168,278,103
Number of Portfolio Holdings	156
Advisory Fee	$193,273
Portfolio Turnover	18%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCMC

Sterling Capital National Municipal Bond ETF (SCNM) Cboe BZX Exchange, Inc.	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital National Municipal Bond ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCNM	$13	0.35%
KEY FUND STATISTICS (as of Period End)
Net Assets	$196,629,341
Number of Portfolio Holdings	74
Advisory Fee	$137,748
Portfolio Turnover	57%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)	
Michigan	1.7%
Maryland	1.7%
Ohio	1.7%
Arizona	1.8%
District of Columbia	1.8%
North Carolina	1.8%
New Jersey	2.1%
Colorado	2.2%
Indiana	2.2%
Pennsylvania	2.3%
New Mexico	2.6%
Illinois	5.3%
Florida	5.4%
Georgia	5.7%
Massachusetts	6.2%
Alabama	7.3%
California	10.6%
New York	11.5%
Texas	14.1%
Other States	8.1%
Other Assets in Excess of Liabilities	3.9%

Asset Weighting (as a % of Total Investments)

Money Market Funds 4.9%
Municipal Bonds 95.1%

Money Market Funds 4.9%
Municipal Bonds 95.1%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCNM

Sterling Capital North Carolina Intermediate Tax-Free Fund Class A (BNCAX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%
KEY FUND STATISTICS (as of Period End)
Net Assets	$114,516,217
Number of Portfolio Holdings	75
Advisory Fee	$204,122
Portfolio Turnover	6%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)	
North Carolina	98.1%
Other Assets in Excess of Liabilities	1.9%

Asset Weighting (as a % of Total Investments)

Money Market Funds 2.2%
Municipal Bonds 97.8%

Money Market Funds 2.2%
Municipal Bonds 97.8%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BNCAX

Sterling Capital North Carolina Intermediate Tax-Free Fund Class C (BBNCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.60%
KEY FUND STATISTICS (as of Period End)
Net Assets	$114,516,217
Number of Portfolio Holdings	75
Advisory Fee	$204,122
Portfolio Turnover	6%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BBNCX

Sterling Capital North Carolina Intermediate Tax-Free Fund Class Institutional (BBNTX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$30	0.59%
KEY FUND STATISTICS (as of Period End)
Net Assets	$114,516,217
Number of Portfolio Holdings	75
Advisory Fee	$204,122
Portfolio Turnover	6%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BBNTX

Sterling Capital Quality Income Fund Class A (SCSSX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%
KEY FUND STATISTICS (as of Period End)
Net Assets	$146,394,791
Number of Portfolio Holdings	226
Advisory Fee (net of waivers)	$221,458
Portfolio Turnover	11%

SECTOR WEIGHTING (as a % of Net Assets)	
Prime Broker Cash	0.1%
Real Estate	0.2%
U.S. Treasury Obligations	0.3%
Money Market Funds	0.8%
Mbs Passthrough	1.3%
U.S. Treasury Bonds & Notes	6.7%
Commercial Mortgage-Backed Securities	8.9%
Asset Backed Securities	17.0%
Collateralized Mortgage Obligations	28.8%
Mortgage-Backed Securities	35.6%
Liabilities in Excess of Other Assets	0.3%

Asset Weighting (as a % of Total Investments)

Asset Backed Securities 17.0%
Cash & Cash Equivalents 0.1%
Collateralized Mortgage Obligations 29.0%
U.S. Treasury Bonds & Notes 6.7%
U.S. Government & Agencies 1.6%
Mortgage-Backed Securities 35.7%
Money Market Funds 0.8%
Corporate Bonds 0.2%
Commercial Mortgage-Backed Securities 8.9%
Asset Backed Securities 17.0%
Commercial Mortgage-Backed Securities 8.9%
Mortgage-Backed Securities 35.7%
Cash & Cash Equivalents 0.1%
Corporate Bonds 0.2%
U.S. Government & Agencies 1.6%
Collateralized Mortgage Obligations 29.0%
Money Market Funds 0.8%
U.S. Treasury Bonds & Notes 6.7%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCSSX

Sterling Capital Quality Income Fund Class C (SCSTX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.63%
KEY FUND STATISTICS (as of Period End)
Net Assets	$146,394,791
Number of Portfolio Holdings	226
Advisory Fee (net of waivers)	$221,458
Portfolio Turnover	11%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCSTX

Sterling Capital Quality Income Fund Class Institutional (SCSPX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$32	0.63%
KEY FUND STATISTICS (as of Period End)
Net Assets	$146,394,791
Number of Portfolio Holdings	226
Advisory Fee (net of waivers)	$221,458
Portfolio Turnover	11%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCSPX

Sterling Capital Real Estate Fund Class A (STMMX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%
KEY FUND STATISTICS (as of Period End)
Net Assets	$59,427,921
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$184,969
Portfolio Turnover	3%

SECTOR WEIGHTING (as a % of Net Assets)	
Money Market Funds	2.7%
Real Estate	97.0%
Other Assets in Excess of Liabilities	0.3%

Asset Weighting (as a % of Total Investments)

Common Stocks 93.0%
REITs 4.3%
Money Market Funds 2.7%
Common Stocks 93.0%
Money Market Funds 2.7%
REITs 4.3%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STMMX

Sterling Capital Real Estate Fund Class C (STMOX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.91%
KEY FUND STATISTICS (as of Period End)
Net Assets	$59,427,921
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$184,969
Portfolio Turnover	3%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STMOX

Sterling Capital Real Estate Fund Class Institutional (STMDX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$46	0.91%
KEY FUND STATISTICS (as of Period End)
Net Assets	$59,427,921
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$184,969
Portfolio Turnover	3%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STMDX

Sterling Capital Real Estate Fund Class R6 (SCREX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.79%
KEY FUND STATISTICS (as of Period End)
Net Assets	$59,427,921
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$184,969
Portfolio Turnover	3%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCREX

Sterling Capital Short Duration Bond ETF (SCSB) Cboe BZX Exchange, Inc.	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Short Duration Bond ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCSB	$1	0.33%
KEY FUND STATISTICS (as of Period End)
Net Assets	$33,427,567
Number of Portfolio Holdings	130
Advisory Fee	$604
Portfolio Turnover	10%

SECTOR WEIGHTING (as a % of Net Assets)	
Prime Broker Cash	0.1%
Municipal Bonds	0.3%
Materials	0.7%
U.S. Treasury Obligations	0.9%
Health Care	1.2%
Real Estate	1.5%
Consumer Staples	1.6%
Money Market Funds	2.3%
Technology	3.3%
Communications	3.5%
Utilities	3.5%
Consumer Discretionary	3.9%
Energy	5.5%
Collateralized Mortgage Obligations	5.9%
Industrials	7.1%
Commercial Mortgage-Backed Securities	7.4%
Financials	23.0%
Asset Backed Securities	27.2%
Liabilities in Excess of Other Assets	-9.4%

Asset Weighting (as a % of Total Investments)

Asset Backed Securities 27.5%
Cash & Cash Equivalents 0.1%
Collateralized Mortgage Obligations 6.0%
Commercial Mortgage-Backed Securities 7.5%
U.S. Government & Agencies 0.8%
Preferred Stocks 0.6%
Municipal Bonds 0.3%
Money Market Funds 2.3%
Corporate Bonds 54.9%
Asset Backed Securities 27.5%
Commercial Mortgage-Backed Securities 7.5%
Municipal Bonds 0.3%
Cash & Cash Equivalents 0.1%
Corporate Bonds 54.9%
Preferred Stocks 0.6%
Collateralized Mortgage Obligations 6.0%
Money Market Funds 2.3%
U.S. Government & Agencies 0.8%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCSB

Sterling Capital Small Cap Value Fund Class A (STSNX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.31%
KEY FUND STATISTICS (as of Period End)
Net Assets	$174,429,389
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$646,311
Portfolio Turnover	4%

SECTOR WEIGHTING (as a % of Net Assets)

Other Assets in Excess of Liabilities	0.1%
Other Industries	19.7%
Gas Utilities	2.5%
Semiconductors & Semiconductor Equipment	2.7%
Insurance	2.7%
Trading Companies & Distributors	2.9%
Industrial REITs	3.0%
Capital Markets	3.3%
Automobile Components	3.5%
Professional Services	3.5%
Aerospace & Defense	3.6%
Electrical Equipment	4.3%
Construction & Engineering	4.7%
Oil, Gas & Consumable Fuels	5.1%
Electronic Equipment, Instruments & Components	5.9%
Machinery	6.6%
Consumer Staples Distribution & Retail	9.6%
Banks	16.6%

Asset Weighting (as a % of Total Investments)

Common Stocks 97.4%
Money Market Funds 1.6%
Exchange-Traded Funds 1.0%
Common Stocks 97.4%
Exchange-Traded Funds 1.0%
Money Market Funds 1.6%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STSNX

Sterling Capital Small Cap Value Fund Class C (STSOX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.05%
KEY FUND STATISTICS (as of Period End)
Net Assets	$174,429,389
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$646,311
Portfolio Turnover	4%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STSOX

Sterling Capital Small Cap Value Fund Class Institutional (STSCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$55	1.06%
KEY FUND STATISTICS (as of Period End)
Net Assets	$174,429,389
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$646,311
Portfolio Turnover	4%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STSCX

Sterling Capital Small Cap Value Fund Class R6 (SCSIX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.90%
KEY FUND STATISTICS (as of Period End)
Net Assets	$174,429,389
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$646,311
Portfolio Turnover	4%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCSIX

Sterling Capital South Carolina Intermediate Tax-Free Fund Class A (BASCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%
KEY FUND STATISTICS (as of Period End)
Net Assets	$22,359,891
Number of Portfolio Holdings	38
Advisory Fee	$37,991
Portfolio Turnover	5%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)	
Other Assets in Excess of Liabilities	0.7%
Airports	1.3%
Non-Toll	2.3%
Money Market Funds	2.6%
Combined Utilities	3.3%
Gas Forward	3.4%
State	3.6%
Electricity And Public Power	3.7%
Higher Education	4.6%
Appropriation	4.7%
County	5.9%
Hospitals	15.8%
Water And Sewer	18.1%
School District	30.1%

Asset Weighting (as a % of Total Investments)

Money Market Funds 2.6%
Municipal Bonds 97.4%
Money Market Funds 2.6%
Municipal Bonds 97.4%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BASCX

Sterling Capital South Carolina Intermediate Tax-Free Fund Class C (BSCCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%
KEY FUND STATISTICS (as of Period End)
Net Assets	$22,359,891
Number of Portfolio Holdings	38
Advisory Fee	$37,991
Portfolio Turnover	5%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BSCCX

Sterling Capital South Carolina Intermediate Tax-Free Fund Class Institutional (BSCIX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$35	0.69%
KEY FUND STATISTICS (as of Period End)
Net Assets	$22,359,891
Number of Portfolio Holdings	38
Advisory Fee	$37,991
Portfolio Turnover	5%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BSCIX

Sterling Capital Special Opportunities Fund Class A (BOPAX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.13%
KEY FUND STATISTICS (as of Period End)
Net Assets	$311,699,909
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$1,081,939
Portfolio Turnover	25%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	2.0%
Energy	2.0%
Materials	2.9%
Communication Services	3.2%
Money Market Funds	4.5%
Information Technology	4.9%
Financials	5.5%
Industrials	6.7%
Consumer Discretionary	7.3%
Communications	7.6%
Health Care	17.3%
Technology	36.2%
Liabilities in Excess of Other Assets	-0.1%

Asset Weighting (as a % of Total Investments)

Common Stocks 95.5%
Money Market Funds 4.5%
Common Stocks 95.5%
Money Market Funds 4.5%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BOPAX

Sterling Capital Special Opportunities Fund Class C (BOPCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.88%
KEY FUND STATISTICS (as of Period End)
Net Assets	$311,699,909
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$1,081,939
Portfolio Turnover	25%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BOPCX

Sterling Capital Special Opportunities Fund Class Institutional (BOPIX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$43	0.88%
KEY FUND STATISTICS (as of Period End)
Net Assets	$311,699,909
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$1,081,939
Portfolio Turnover	25%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BOPIX

Sterling Capital Special Opportunities Fund Class R6 (STRSX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.78%
KEY FUND STATISTICS (as of Period End)
Net Assets	$311,699,909
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$1,081,939
Portfolio Turnover	25%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STRSX

Sterling Capital Total Return Bond Fund Class A (BICAX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%
KEY FUND STATISTICS (as of Period End)
Net Assets	$1,476,044,813
Number of Portfolio Holdings	386
Advisory Fee (net of waivers)	$1,302,537
Portfolio Turnover	34%

SECTOR WEIGHTING (as a % of Net Assets)	
Prime Broker Cash	0.1%
Communication Services	0.4%
Information Technology	0.5%
Materials	0.9%
Money Market Funds	1.2%
Consumer Staples	1.3%
Real Estate	1.4%
Communications	1.5%
Consumer Discretionary	1.6%
Technology	1.6%
Health Care	1.8%
Municipal Bonds	1.9%
Energy	2.0%
Industrials	2.1%
Utilities	2.8%
U.S. Treasury Obligations	4.6%
Collateralized Mortgage Obligations	6.4%
U.S. Treasury Bonds & Notes	8.6%
Commercial Mortgage-Backed Securities	9.5%
Financials	10.2%
Asset Backed Securities	18.5%
Mortgage-Backed Securities	23.7%
Liabilities in Excess of Other Assets	-12.3%

Asset Weighting (as a % of Total Investments)

Asset Backed Securities 18.0%
Cash & Cash Equivalents 0.1%
Collateralized Mortgage Obligations 6.2%
Commercial Mortgage-Backed Securities 9.3%
Corporate Bonds 27.2%
U.S. Treasury Bonds & Notes 8.3%
U.S. Government & Agencies 4.5%
Preferred Stocks 0.2%
Municipal Bonds 1.9%
Mortgage-Backed Securities 23.1%
Money Market Funds 1.2%
Asset Backed Securities 18.0%
Commercial Mortgage-Backed Securities 9.3%
Mortgage-Backed Securities 23.1%
Cash & Cash Equivalents 0.1%
Corporate Bonds 27.2%
Municipal Bonds 1.9%
Collateralized Mortgage Obligations 6.2%
Money Market Funds 1.2%
Preferred Stocks 0.2%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BICAX

Sterling Capital Total Return Bond Fund Class C (BICCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.45%
KEY FUND STATISTICS (as of Period End)
Net Assets	$1,476,044,813
Number of Portfolio Holdings	386
Advisory Fee (net of waivers)	$1,302,537
Portfolio Turnover	34%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BICCX

Sterling Capital Total Return Bond Fund Class Institutional (BIBTX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$23	0.45%
KEY FUND STATISTICS (as of Period End)
Net Assets	$1,476,044,813
Number of Portfolio Holdings	386
Advisory Fee (net of waivers)	$1,302,537
Portfolio Turnover	34%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BIBTX

Sterling Capital Total Return Bond Fund Class R6 (STRDX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.35%
KEY FUND STATISTICS (as of Period End)
Net Assets	$1,476,044,813
Number of Portfolio Holdings	386
Advisory Fee (net of waivers)	$1,302,537
Portfolio Turnover	34%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-STRDX

Sterling Capital Ultra Short Bond ETF (SCUB) Cboe BZX Exchange, Inc.	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Ultra Short Bond ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCUB	$1	0.30%
KEY FUND STATISTICS (as of Period End)
Net Assets	$21,558,272
Number of Portfolio Holdings	108
Advisory Fee	$349
Portfolio Turnover	8%

SECTOR WEIGHTING (as a % of Net Assets)

Prime Broker Cash	0.1%
Money Market Funds	0.1%
Industrials	0.4%
Utilities	0.4%
Communications	0.6%
Health Care	1.0%
Consumer Staples	1.1%
Technology	1.2%
Consumer Discretionary	1.3%
Energy	2.4%
Real Estate	4.4%
Collateralized Mortgage Obligations	10.4%
Commercial Mortgage-Backed Securities	11.2%
Financials	15.5%
Asset Backed Securities	48.2%
Other Assets in Excess of Liabilities	1.7%

Asset Weighting (as a % of Total Investments)

Asset Backed Securities 49.1%
Cash & Cash Equivalents 0.1%
Money Market Funds 0.1%
Corporate Bonds 28.8%
Commercial Mortgage-Backed Securities 11.4%
Collateralized Mortgage Obligations 10.5%
Asset Backed Securities 49.1%
Commercial Mortgage-Backed Securities 11.4%
Cash & Cash Equivalents 0.1%
Corporate Bonds 28.8%
Collateralized Mortgage Obligations 10.5%
Money Market Funds 0.1%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-SCUB

Sterling Capital Virginia Intermediate Tax-Free Fund Class A (BVAAX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%
KEY FUND STATISTICS (as of Period End)
Net Assets	$32,014,822
Number of Portfolio Holdings	39
Advisory Fee	$57,321
Portfolio Turnover	9%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)	
Virginia	97.5%
Other Assets in Excess of Liabilities	2.5%

Asset Weighting (as a % of Total Investments)

Money Market Funds 2.6%
Municipal Bonds 97.4%

Money Market Funds 2.6%

Municipal Bonds 97.4%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BVAAX

Sterling Capital Virginia Intermediate Tax-Free Fund Class C (BVACX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.67%
KEY FUND STATISTICS (as of Period End)
Net Assets	$32,014,822
Number of Portfolio Holdings	39
Advisory Fee	$57,321
Portfolio Turnover	9%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BVACX

Sterling Capital Virginia Intermediate Tax-Free Fund Class Institutional (BVATX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$33	0.65%
KEY FUND STATISTICS (as of Period End)
Net Assets	$32,014,822
Number of Portfolio Holdings	39
Advisory Fee	$57,321
Portfolio Turnover	9%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BVATX

Sterling Capital West Virginia Intermediate Tax-Free Fund Class A (BWVAX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%
KEY FUND STATISTICS (as of Period End)
Net Assets	$48,297,625
Number of Portfolio Holdings	44
Advisory Fee	$85,887
Portfolio Turnover	5%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)	
West Virginia	98.2%
Other Assets in Excess of Liabilities	1.8%

Asset Weighting (as a % of Total Investments)

Money Market Funds 0.4%
Municipal Bonds 99.6%
Money Market Funds 0.4%
Municipal Bonds 99.6%

MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BWVAX

Sterling Capital West Virginia Intermediate Tax-Free Fund Class C (BWVCX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%
KEY FUND STATISTICS (as of Period End)
Net Assets	$48,297,625
Number of Portfolio Holdings	44
Advisory Fee	$85,887
Portfolio Turnover	5%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-BWVCX

Sterling Capital West Virginia Intermediate Tax-Free Fund Class Institutional (OWVAX)	March 31, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.sterlingcapital.com

This semi-annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$31	0.62%
KEY FUND STATISTICS (as of Period End)
Net Assets	$48,297,625
Number of Portfolio Holdings	44
Advisory Fee	$85,887
Portfolio Turnover	5%
MATERIAL FUND CHANGES

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-SAR 033126-OWVAX

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

STERLING
CAPITAL FUNDS

2026 March 31 Semi-Annual Financial Statements & Other Information

STERLING CAPITAL FUNDS

FINANCIAL STATEMENTS

Schedule of Investments (Unaudited)	Page 2
Statements of Assets and Liabilities (Unaudited)	Page 61
Statements of Operations (Unaudited)	Page 65
Statements of Changes in Net Assets	Page 69
Financial Highlights	Page 79
Notes to Financial Statements (Unaudited)	Page 111
Supplemental Information (Unaudited)	Page 136

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — 99.09%
	Aerospace & Defense — 1.50%
1,580	Lockheed Martin Corporation, B	$954,936
	Air Freight & Logistics — 1.64%
2,924	FedEx Corporation	1,041,470
	Automobiles — 1.79%
6,350	Ford Motor Co.	73,279
14,330	General Motors Co.	1,067,585
		1,140,864
	Banks — 7.88%
13,397	Citigroup, Inc.	1,519,354
4,269	JPMorgan Chase & Co.	1,255,769
5,430	PNC Financial Services Group, Inc.	1,129,929
21,422	U.S. Bancorp	1,114,158
		5,019,210
	Biotechnology — 5.93%
4,660	AbbVie, Inc.	1,013,503
2,161	Amgen, Inc.	760,348
7,623	Gilead Sciences, Inc.	1,062,418
1,220	Regeneron Pharmaceuticals, Inc.	942,621
		3,778,890
	Broadline Retail — 0.82%
457	Dillard's, Inc., Class A	261,454
14,346	Macy's, Inc.	259,519
		520,973
	Capital Markets — 9.57%
8,303	Bank of New York Mellon Corp. (The)	984,985
9,708	Charles Schwab Corp. (The)	912,358
10,352	Franklin Resources, Inc.	244,514
1,860	Goldman Sachs Group, Inc. (The)	1,573,540
11,200	Invesco Ltd.	272,048
7,733	Morgan Stanley	1,272,619
1,801	Northern Trust Corp.	251,366
2,294	State Street Corp.	290,329
6,506	Virtu Financial, Inc., Class A	286,134
		6,087,893
	Chemicals — 0.54%
2,654	CF Industries Holdings, Inc.	344,595
	Communications Equipment — 0.41%
3,386	Cisco Systems, Inc.	262,720
	Construction & Engineering — 0.39%
624	Valmont Industries, Inc.	249,332
	Consumer Finance — 0.44%
4,118	Synchrony Financial	280,106
	Consumer Staples Distribution & Retail — 1.31%
2,030	Dollar General Corp.	241,022
1,888	Dollar Tree, Inc.(a)	206,755
2,360	Maplebear Inc.(a)	88,406
3,211	US Foods Holding Corp.(a)	296,086
		832,269
	Diversified Telecommunication Services — 4.75%
51,906	AT&T, Inc.	1,504,755

Shares		Fair Value
COMMON STOCKS — (continued)
30,326	Verizon Communications, Inc.	1,522,365
		3,027,120
	Electric Utilities — 3.27%
8,928	Duke Energy Corp.	1,169,033
4,160	Edison International	304,429
5,670	Exelon Corp.	277,943
2,970	PG&E Corporation	52,183
5,320	Portland General Electric Co.	280,736
		2,084,324
	Electrical Equipment — 0.42%
7,599	Sensata Technologies Holding PLC	267,637
	Energy Equipment & Services — 2.76%
15,270	Baker Hughes Company	932,234
2,670	SLB Ltd.	137,211
5,469	TechnipFMC PLC	378,072
3,280	Weatherford International plc	310,222
		1,757,739
	Equity Real Estate -Investment Trusts -(Reits) — 0.10%
910	WP Carey, Inc.	61,844
	Food Products — 1.85%
5,830	Darling Ingredients, Inc.(a)	360,585
2,720	J M Smucker Company (The)	262,317
12,210	JBS N.V., Class A(a)	219,292
12,164	Smithfield Foods Inc.	340,227
		1,182,421
	Health Care Providers & Services — 6.19%
1,390	Cigna Group (The)	370,783
15,287	CVS Health Corp.	1,097,911
1,971	HCA Healthcare, Inc.	932,756
1,274	McKesson Corp.	1,102,468
1,153	Tenet Healthcare Corp.(a)	217,583
1,212	Universal Health Services, Inc., Class B	216,912
		3,938,413
	Health Care REITs — 0.35%
5,141	Omega Healthcare Investors, Inc.	225,279
	Hotel & Resort REITs — 0.45%
14,940	Host Hotels & Resorts, Inc.	286,250
	Hotels, Restaurants & Leisure — 1.30%
9,350	Carnival Corporation	241,978
1,396	Expedia, Inc.	322,323
3,797	Travel + Leisure Co.	262,714
		827,015
	Household Products — 1.02%
4,920	Colgate-Palmolive Co.	419,332
10,774	Reynolds Consumer Products, Inc.	228,193
		647,525
	Insurance — 4.69%
4,783	Allstate Corp.	991,708
2,528	Chubb Ltd.	823,951
5,814	Lincoln National Corp.	206,397
3,318	Travelers Cos., Inc. (The)	967,794
		2,989,850
	Machinery — 3.46%
809	Caterpillar, Inc.	573,144

See accompanying notes to financial statements.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — (continued)
1,678	Cummins, Inc.	902,798
3,892	Flowserve Corporation	286,101
3,870	PACCAR, Inc.	446,985
		2,209,028
	Media — 1.28%
5,274	Fox Corporation, Class A	308,002
5,103	Fox Corporation, Class B	270,969
1,306	Nexstar Media Group, Inc.	236,164
		815,135
	Metals & Mining — 3.96%
8,412	Anglogold Ashanti PLC	818,992
7,986	Newmont Goldcorp Corp.	864,485
4,887	Southern Copper Corp.	840,890
		2,524,367
	Multi-Utilities — 2.57%
15,780	Dominion Resources, Inc.	975,519
6,811	Sempra Energy	661,825
		1,637,344
	Oil & Gas Producers — 0.48%
4,864	HF Sinclair Corporation	303,465
	Oil, Gas & Consumable Fuels — 8.73%
2,260	Chord Energy Corp.	321,327
7,960	EOG Resources, Inc.	1,150,778
380	Exxon Mobil Corp.	64,471
4,621	Marathon Petroleum Corp.	1,128,356
5,200	Ovintiv, Inc.	308,672
14,820	Permian Resources Corp.	315,962
6,262	Phillips 66	1,140,811
4,593	Valero Energy Corp.	1,134,838
		5,565,215
	Passenger Airlines — 0.59%
1,602	Delta Air Lines, Inc.	106,501
2,900	United Continental Holdings, Inc.(a)	267,003
		373,504
	Pharmaceuticals — 4.19%
21,111	Bristol-Myers Squibb Co.	1,280,382
375	Jazz Pharmaceuticals PLC(a)	70,894
4,120	Johnson & Johnson	1,007,093
23,135	Viatris, Inc.	312,554
		2,670,923
	Retail REITs — 2.77%
14,484	Realty Income Corp.	886,131
4,697	Simon Property Group, Inc.	876,131
		1,762,262
	Semiconductors & Semiconductor Equipment — 3.33%
2,050	Cirrus Logic, Inc.(a)	296,471
4,033	Lam Research Corp.	861,691
2,853	Micron Technology, Inc.	963,857
		2,122,019
	Software — 0.97%
2,230	BILL Holdings, Inc.(a)	85,409
7,630	RingCentral, Inc., Class A	283,760
9,586	Teradata Corporation(a)	245,689
		614,858

Shares		Fair Value
COMMON STOCKS — (continued)
	Specialized REITs — 0.32%
4,060	EPR Properties	202,838
	Specialty Retail — 1.62%
10,227	Gap, Inc. (The)	247,493
2,398	Ross Stores, Inc.	519,479
504	Ulta Beauty, Inc.(a)	263,446
		1,030,418
	Technology Hardware, Storage & Peripherals — 2.94%
6,632	Dell Technologies, Inc., Class C	1,088,510
840	Sandisk Corp(a)	533,686
915	Western Digital Corp.	247,498
		1,869,694
	Technology Services — 0.37%
9,066	Amentum Holdings, Inc.(a)	236,441
	Textiles, Apparel & Luxury Goods — 0.26%
2,026	Crocs, Inc.(a)	168,199
	Tobacco — 1.88%
18,194	Altria Group, Inc.	1,200,622
Total Common Stocks		63,115,007
(Cost $53,503,177)

Shares		Fair Value
MONEY MARKET FUNDS — 0.85%
538,676	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(b)	538,676
Total Money Market Funds		538,676
(Cost $538,676)
Total Investments— 99.94%		63,653,683
(Cost $54,041,853)
Other Assets in Excess of Liabilities— 0.06%		37,205
NET ASSETS — 100.00%		63,690,888

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — 99.30%
	Automobile Components — 1.41%
17,883	Dana, Inc.	$601,763
3,091	LCI Industries	380,131
		981,894
	Automobiles — 0.33%
7,490	Winnebago Industries, Inc.	232,115
	Automotive — 1.92%
44,591	American Axle & Manufacturing	264,425
	Holdings, Inc.(a)
2,684	Aptiv Holdings Ltd.(a)	186,377
4,580	BorgWarner, Inc.	248,511
1,954	Lear Corp.	236,590
5,849	Phinia, Inc.	400,306
		1,336,209
	Banks — 17.51%
37,188	Capitol Federal Financial, Inc.	265,150
9,186	CNB Financial Corp.	266,027
5,405	Enterprise Financial Services Corp.	292,465
6,109	First Mid-Illinois Bancshares, Inc.(a)	251,630
1,941	HomeTrust Bancshares, Inc.	82,784
6,337	Orrstown Financial Services, Inc.	228,639
16,088	Provident Financial Services, Inc.	340,421
14,089	Shore Bancshares, Inc.	263,183
5,658	Third Coast Bancshares Inc.(a)	214,042
9,090	Valley National Bancorp	111,625
4,028	1st Source Corp.	278,778
1,960	Associated Banc-Corp.	50,686
6,042	Axos Financial, Inc.(a)	514,113
7,631	Bank of NT Butterfield & Son Ltd. (The)	400,475
10,195	BankUnited, Inc.	460,406
3,616	Burke & Herbert Financial Services Corp.	225,241
8,741	Business First Bancshares, Inc.	236,357
8,653	Byline Bancorp, Inc.	273,175
11,374	California BanCorp	201,547
7,355	Cathay General Bancorp	366,720
9,319	Civista Bancshares, Inc.	212,380
19,930	Columbia Banking System, Inc.	546,679
4,605	Community Trust Bancorp, Inc.	279,616
4,771	Customers Bancorp, Inc.(a)	331,155
3,839	First Financial Corp.(a)	242,625
9,100	First Merchants Corporation	352,443
6,280	Firstsun Capital Bancorp(a)	228,969
21,070	Fulton Financial Corp.	428,564
7,384	Hancock Whitney Corp.	469,548
9,236	Hanmi Financial Corp.	243,461
3,666	Home Bancorp, Inc.	222,086
7,590	Independent Bank Corp. Michigan	252,747
5,074	Mercantile Bank Corp.	256,237
12,010	NB Bancorp, Inc.(a)	253,051
2,130	Northeast Bank	239,348
17,960	Northfield Bancorp, Inc.	243,178
13,630	Northpointe Bancshares, Inc.	235,254
1,561	Popular, Inc.	209,439
2,812	Preferred Bank	255,020
5,787	South Plains Financial, Inc.	242,475

Shares		Fair Value
COMMON STOCKS — (continued)
3,540	Tompkins Financial Corporation	279,094
4,500	Unity Bancorp, Inc.	233,235
10,010	Univest Financial Corp.	342,943
4,288	Zions Bancorp.	247,075
		12,170,086
	Biotech & Pharma — 1.28%
21,138	Amneal Pharmaceuticals, Inc.(a)	262,745
13,512	Innoviva, Inc.(a)	314,830
1,076	PTC Therapeutics, Inc.(a)	73,308
14,610	Theravance Biopharma Inc.(a)	237,120
		888,003
	Biotechnology — 0.50%
3,184	Alkermes plc(a)	112,587
2,144	Aurinia Pharmaceuticals, Inc.(a)	31,774
1,440	Catalyst Pharmaceuticals, Inc.(a)	35,654
1,700	Exelixis, Inc.(a)	72,913
349	Incyte Corp.(a)	32,848
3,387	Keros Therapeutics, Inc.(a)	37,392
818	Rigel Pharmaceuticals, Inc.(a)	22,119
		345,287
	Broadline Retail — 0.30%
11,431	Macy's, Inc.	206,787
	Chemicals — 2.37%
2,144	Cabot Corp.	161,465
2,614	CF Industries Holdings, Inc.	339,402
4,580	DuPont de Nemours, Inc.	209,764
31,275	Ecovyst, Inc.(a)	402,197
3,432	Ingevity Corp.(a)	244,461
6,807	Intrepid Potash, Inc.(a)	291,135
		1,648,424
	Commercial Services & Supplies — 2.14%
2,040	Brink's Company (The)	211,405
3,223	Cimpress plc(a)	235,279
10,240	Deluxe Corp.	282,010
17,977	Interface, Inc.	447,986
28,536	Pitney Bowes Inc.	315,323
		1,492,003
	Commercial Support Services — 0.39%
14,534	Healthcare Services Group, Inc.(a)	269,606
	Construction & Engineering — 2.03%
2,690	Granite Construction, Inc.	322,477
3,673	NWPX Infrastructure, Inc.(a)	285,980
10,391	Tutor Perini Corp.(a)	802,081
		1,410,538
	Consumer Finance — 2.09%
7,249	Bread Financial Holdings, Inc.	542,877
4,190	Encore Capital Group, Inc.(a)	293,803
2,080	Nelnet, Inc., A	268,237
5,075	Synchrony Financial	345,202
		1,450,119
	Consumer Staples Distribution & Retail — 0.60%
9,243	United Natural Foods, Inc.(a)	416,490
	Containers & Packaging — 0.32%
55,744	Ardagh Metal Packaging SA	225,763

See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — (continued)
	Distributors — 0.34%
5,880	Gold.com, Inc.	235,670
	Diversified Consumer Services — 1.34%
400	Graham Holdings Co., Class B	422,904
13,741	Perdoceo Education Corp.	511,303
		934,207
	Diversified Telecommunication Services — 0.88%
87,560	Lumen Technologies, Inc.	608,542
	Electric Utilities — 1.15%
3,641	Edison International	266,448
1,229	Eversource Energy	85,145
5,113	Otter Tail Corp.	448,769
		800,362
	Electrical Equipment — 0.71%
1,396	EnerSys	242,513
10,670	Kimball Electronics, Inc.(a)	252,772
		495,285
	Electronic Equipment, Instruments & Components — 0.83%
2,824	Sanmina Corporation(a)	366,104
5,728	ScanSource, Inc.(a)	207,926
		574,030
	Equity Real Estate Investment Trusts (REITs) — 0.69%
13,119	Alpine Income Property Trust, Inc.	236,142
13,271	American Assets Trust, Inc.	244,319
		480,461
	Financial Services — 3.22%
7,891	Banco Latinoamericano de Comercio Exterior SA, Class E	403,072
4,749	Enact Holdings, Inc.	193,807
7,867	Jackson Financial Corp.	831,700
21,791	Pagseguro Digital Ltd., Class A	218,346
11,988	Radian Group, Inc.	396,563
10,727	Velocity Financial, Inc.(a)	194,051
		2,237,539
	Food — 0.34%
15,834	Herbalife Ltd.(a)	233,076
	Food Products — 1.50%
47,630	B&G Foods, Inc.	229,100
3,570	Darling Ingredients, Inc.(a)	220,805
6,876	Fresh Del Monte Produce, Inc.	276,828
11,300	Smithfield Foods Inc.	316,061
		1,042,794
	Gas Utilities — 1.38%
3,207	National Fuel Gas Co.	301,330
3,440	New Jersey Resources Corp.	188,925
5,406	ONE Gas, Inc.	465,618
		955,873
	Health Care Equipment & Supplies — 0.48%
19,444	Avanos Medical, Inc.(a)	272,410
4,548	Inmode Ltd.(a)	62,217
		334,627
	Health Care Facilities & Services — 1.01%
22,686	Pediatrix Medical Group, Inc.(a)	485,254
12,637	Progyny, Inc.(a)	214,576
		699,830

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care Providers & Services — 3.48%
25,464	AdaptHealth Corp.(a)	303,022
13,460	AMN Healthcare Services, Inc.(a)	246,856
6,290	Centene Corp.(a)	205,935
23,400	Cross Country Healthcare, Inc.(a)	219,960
1,554	DaVita, Inc.(a)	238,834
2,811	Encompass Health Corp.	271,908
1,225	Nutex Health, Inc.(a)	116,424
5,969	PACS Group, Inc.(a)	191,724
1,918	Tenet Healthcare Corp.(a)	361,946
1,489	Universal Health Services, Inc., Class B	266,486
		2,423,095
	Health Care REITs — 0.49%
51,202	Diversified Healthcare Trust	339,981
	Health Care Technology — 0.05%
6,083	Teladoc Health, Inc.(a)	33,152
	Hotel & Resort Reits — 0.47%
31,210	Park Hotels & Resorts, Inc.	328,641
	Hotel & Resort REITs — 1.20%
27,875	Apple Hospitality REIT, Inc.	320,841
31,495	DiamondRock Hospitality Co.	295,108
11,438	Host Hotels & Resorts, Inc.	219,152
		835,101
	Hotels, Restaurants & Leisure — 0.37%
3,685	Travel + Leisure Co.	254,965
	Household Durables — 0.34%
2,130	Hovnanian Enterprises, Inc., Class A(a)	236,238
	Household Products — 0.35%
7,600	Central Garden & Pet Co., Class A(a)	246,392
	Independent Power/Renewable Electricity Producers — 0.39%
25,550	NextEra Energy Partners LP	271,341
	Industrial Intermediate Prod — 0.34%
1,897	AZZ, Inc.	237,372
	Industrial REITs — 0.37%
5,081	Innovative Industrial Properties, Inc.	254,863
	Industrial Support Services — 0.31%
12,732	Titan Machinery, Inc.(a)	212,879
	Insurance — 6.16%
2,221	Assured Guaranty Ltd.	180,967
3,360	Axis Capital Holdings Ltd.	340,738
4,530	CAN Financial Corp.	208,018
10,550	CNO Financial Group, Inc.	433,182
13,223	Donegal Group Inc., Class A	227,171
3,570	First American Financial Corp.	215,235
1,380	HCI Group, Inc.	213,362
16,284	Heritage Insurance Holdings, Inc.(a)	427,455
5,902	Lincoln National Corp.	209,521
1,003	Reinsurance Group of America, Inc.	204,772
743	RenaissanceRe Holdings, Ltd.	220,842
13,607	SiriusPoint Ltd.(a)	293,095
15,970	Slide Insurance Holdings, Inc.(a)	287,460
7,942	United Fire Group, Inc.	294,331
19,580	United Insurance Holdings Corp.(a)	220,275
8,932	Universal Insurance Holdings, Inc.	305,117
		4,281,541

See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — (continued)
	Internet Media & Services — 0.66%
7,511	EverQuote, Inc.(a)	115,820
14,400	Lyft, Inc., Class A(a)	191,520
13,569	Upwork, Inc.(a)	148,716
		456,056
	Leisure Products — 1.31%
21,240	Callaway Golf Company(a)	294,811
6,829	Polaris, Inc.	372,180
16,790	Smith & Wesson Brands, Inc.	240,601
		907,592
	Machinery — 1.50%
1,853	AGCO Corp.	214,707
3,971	Blue Bird Corporation(a)	225,513
11,032	Kennametal, Inc.	398,586
16,545	Luxfer Holdings plc	201,518
		1,040,324
	Marine Transportation — 0.71%
3,010	Matson, Inc.	493,459
	Media — 1.22%
3,838	Fox Corporation, Class A	224,139
4,079	Fox Corporation, Class B	216,595
870	Nexstar Media Group, Inc.	157,322
6,400	Scholastic Corp.	249,984
		848,040
	Metals & Mining — 2.41%
4,244	Alcoa Corporation	281,505
11,330	Coeur Mining, Inc.(a)	212,664
10,772	Compass Minerals International, Inc.	251,526
14,580	Constellium SE(a)	358,376
19,120	SSR Mining, Inc.	562,128
		1,666,199
	Mortgage Real Estate Investment -Trusts (Reits) — 0.78%
9,840	Annaly Capital Management, Inc.	208,116
19,890	ARMOUR Residential REIT, Inc.	331,765
		539,881
	Mortgage Real Estate Investment Trusts (REITs) — 0.25%
18,260	Rithm Capital Corp.	173,105
	Multi-Utilities — 0.37%
4,960	Unitil Corporation	259,110
	Office REITs — 0.22%
5,524	Kilroy Realty Corp.	155,832
	Oil & Gas Producers — 1.56%
6,030	California Resources Corp.	417,396
10,250	CNX Resources Corp.(a)	395,138
4,364	HF Sinclair Corporation	272,270
		1,084,804
	Oil & Gas Services & Equipment — 0.92%
34,910	Patterson-UTI Energy, Inc.	378,075
39,495	Transocean Ltd.	261,852
		639,927
	Oil, Gas & Consumable Fuels — 3.76%
8,135	APA Corp.	345,249
1,510	Chord Energy Corp.	214,692
3,520	Ovintiv, Inc.	208,947
7,200	Par Pacific Holdings, Inc.(a)	451,008

Shares		Fair Value
COMMON STOCKS — (continued)
10,030	Permian Resources Corp.	213,840
5,589	Scorpio Tankers, Inc.	417,275
25,134	Talos Energy, Inc.(a)	396,112
4,935	Teekay Tankers Ltd., Class A	361,834
		2,608,957
	Paper & Forest Products — 0.35%
25,240	Magnera Corp.(a)	240,032
	Passenger Airlines — 1.66%
2,640	Allegiant Travel Co.(a)	213,946
1,842	Copa Holdings SA, Class A	209,270
5,624	SkyWest, Inc.(a)	516,452
2,291	United Continental Holdings, Inc.(a)	210,932
		1,150,600
	Pharmaceuticals — 3.03%
9,261	Amphastar Pharmaceuticals, Inc.(a)	181,423
2,468	ANI Pharmaceuticals, Inc.(a)	189,789
5,652	Collegium Pharmaceutical, Inc.(a)	186,912
5,455	Harmony Biosciences Holdings, Inc.(a)	152,795
1,736	Jazz Pharmaceuticals PLC(a)	328,191
49,782	Organon & Co.	298,194
10,010	Pacira Pharmaceuticals, Inc./DE(a)	226,226
6,553	Royalty Pharma PLC, Class A	314,347
17,129	Viatris, Inc.	231,413
		2,109,290
	Professional Services — 0.28%
7,346	IBEX Holdings Ltd(a)	197,020
	Real Estate Management & Development — 0.57%
9,598	Forestar Group, Inc.(a)	234,575
10,568	RMR Group, Inc. (The), Class A	163,487
		398,062
	Real Estate Services — 0.42%
23,891	Cushman & Wakefield Ltd.(a)	292,904
	REIT — 0.95%
4,732	National Retail Properties, Inc.	198,886
13,785	Postal Realty Trust, Inc., Class A	255,849
7,936	Vornado Realty Trust	206,257
		660,992
	Retail - Discretionary — 1.02%
23,510	Kohl's Corp.	303,279
6,140	Rush Enterprises, Inc., Class A	405,915
		709,194
	Semiconductors — 0.25%
9,776	Penguin Solutions, Inc.(a)	172,058
	Semiconductors & Semiconductor Equipment — 1.91%
8,739	Amkor Technology, Inc.	393,517
1,707	Cirrus Logic, Inc.(a)	246,866
12,776	Photronics, Inc.(a)	516,278
3,171	Skyworks Solutions, Inc.	169,807
		1,326,468
	Software — 1.99%
7,847	Computer Programs & Systems, Inc.(a)	114,880
9,198	Consensus Cloud Solutions, Inc.(a)	218,361
7,784	GigaCloud Technology Inc, Class A(a)	353,238
8,919	Pagaya Technologies Ltd.(a)	103,906
8,478	RingCentral, Inc., Class A	315,297

See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — (continued)
10,851	Teradata Corporation(a)	278,111
		1,383,793
	Specialized REITs — 1.70%
3,980	EPR Properties	198,841
16,350	Millrose Properties, Inc.	457,801
18,362	Safehold, Inc.	248,438
9,864	VICI Properties, Inc.	269,484
		1,174,564
	Specialty Finance — 0.64%
4,732	Ally Financial, Inc.	185,636
27,170	MFA Financial Inc	260,289
		445,925
	Specialty Retail — 3.38%
2,330	Abercrombie & Fitch Co., Class A(a)	212,892
21,180	American Eagle Outfitters, Inc.	353,706
4,218	Buckle, Inc.	212,418
7,498	Gap, Inc. (The)	181,452
22,590	Sally Beauty Holdings, Inc.(a)	312,872
8,216	Signet Jewelers Ltd.	695,403
8,100	Victoria's Secret & Co.(a)	375,516
		2,344,259
	Steel — 0.57%
6,500	Commercial Metals Co.	399,295
	Technology Hardware — 1.47%
3,774	Flex Ltd.(a)	247,046
10,867	NetScout Systems, Inc.(a)	345,462
9,346	ViaSat, Inc.(a)	428,046
		1,020,554
	Technology Hardware, Storage & Peripherals — 0.34%
3,140	Diebold Nixdorf, Inc.(a)	236,882
	Technology Services — 0.35%
19,388	DXC Technology Co.(a)	243,707
	Telecommunications — 0.57%
7,730	Iridium Communications, Inc.	214,431
2,426	Millicom International Cellular S.A.	181,804
		396,235
	Trading Companies & Distributors — 0.30%
1,520	AerCap Holdings N.V.(a)	208,514
	Wholesale - Discretionary — 0.51%
12,174	KAR Auction Services, Inc.(a)	354,872
Total Common Stocks		68,999,687
(Cost $58,570,480)

Shares		Fair Value
MONEY MARKET FUNDS — 0.61%
424,073	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(b)	424,073
Total Money Market Funds		424,073
(Cost $424,073)
Total Investments— 99.91%		69,423,760
(Cost $58,994,553)
Other Assets in Excess of Liabilities— 0.09%		60,335
NET ASSETS — 100.00%		69,484,095

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Special Opportunities Fund

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — 95.65%
	Asset Management — 0.51%
14,231	Apollo Global Management, Inc.	$1,585,618
	Biotechnology — 3.68%
57,403	Natera, Inc.(a)	11,480,026
	Capital Markets — 5.03%
110,669	Charles Schwab Corp. (The)	10,400,673
12,438	S&P Global, Inc.	5,290,379
		15,691,052
	Communications Equipment — 1.06%
11,414	F5, Inc.(a)	3,302,413
	Construction Materials — 2.94%
87,294	CRH PLC	9,176,345
	Entertainment — 3.25%
51,266	Take-Two Interactive Software, Inc.(a)	10,125,035
	Health Care Equipment & Supplies — 3.82%
44,075	Danaher Corp.	8,356,620
56,356	DexCom, Inc.(a)	3,539,157
		11,895,777
	Health Care Facilities & Services — 2.50%
28,756	UnitedHealth Group, Inc.	7,781,086
	Health Care Providers & Services — 0.52%
3,400	HCA Healthcare, Inc.	1,609,016
	Household Durables — 2.83%
101,623	Lennar Corporation, Class A	8,824,941
	Interactive Media & Services — 5.54%
60,217	Alphabet, Inc., Class C	17,273,848
	Internet & Direct Marketing Retail — 4.45%
66,571	Amazon.com, Inc.(a)	13,864,742
	IT Services — 4.84%
103,741	Akamai Technologies, Inc.(a)	11,914,653
5,849	CACI International, Inc., Class A(a)	3,181,096
		15,095,749
	Machinery — 4.16%
8,412	Deere & Co.	4,738,480
74,125	Mueller Industries, Inc.	8,213,050
		12,951,530
	Oil & Gas Producers — 2.00%
69,122	ONEOK, Inc.	6,247,938
	Pharmaceuticals — 6.74%
14,378	Eli Lilly & Co.	13,224,453
259,087	Teva Pharmaceutical Industries Ltd. - ADR(a)	7,803,700
		21,028,153
	Professional Services — 2.57%
42,215	Verisk Analytics, Inc.	8,010,296
	Real Estate Management & Development — 1.96%
45,002	CBRE Group, Inc., Class A(a)	6,095,971
	Semiconductors — 8.00%
31,424	Coherent Corp.(a)	7,485,511
176,179	Marvell Technology, Inc.	17,450,530
		24,936,041

Shares		Fair Value
COMMON STOCKS — (continued)
	Semiconductors & Semiconductor Equipment — 10.21%
125,392	NVIDIA Corp.	21,868,365
42,795	NXP Semiconductors N.V.	8,424,624
16,596	Universal Display Corporation	1,521,189
		31,814,178
	Software — 13.63%
9,978	Intuit, Inc.	4,314,288
35,440	Microsoft Corp.	13,118,826
78,375	Oracle Corp.	11,529,746
28,431	ServiceNow, Inc.(a)	2,972,461
26,617	Synopsys, Inc.(a)	10,553,108
		42,488,429
	Technology Services — 3.31%
34,163	Visa, Inc., Class A	10,325,425
	Wireless Telecommunication Services — 2.10%
31,157	T-Mobile US, Inc.	6,543,905
Total Common Stocks		298,147,514
(Cost $185,033,862)

Shares		Fair Value
MONEY MARKET FUNDS — 4.48%
13,951,323	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(b)	13,951,323
Total Money Market Funds		13,951,323
(Cost $13,951,323)
Total Investments— 100.13%		312,098,837
(Cost $198,985,185)
Liabilities in Excess of Other Assets — (0.13)%		(398,928)
NET ASSETS — 100.00%		311,699,909

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Equity Income Fund

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — 96.21%
	Banks — 4.01%
85,350	JPMorgan Chase & Co.	$25,106,556
	Beverages — 3.66%
147,430	PepsiCo, Inc.	22,894,405
	Biotechnology — 3.34%
96,085	AbbVie, Inc.	20,897,526
	Capital Markets — 13.24%
53,585	Ameriprise Financial, Inc.	23,813,174
278,056	Charles Schwab Corp. (The)	26,131,702
11,300	Goldman Sachs Group, Inc. (The)	9,559,687
114,046	Nasdaq, Inc.	9,681,365
95,339	Raymond James Financial, Inc.	13,804,134
		82,990,062
	Chemicals — 4.59%
58,046	New Linde PLC	28,776,885
	Commercial Support Services — 4.69%
127,963	Waste Management, Inc.	29,404,618
	Communications Equipment — 4.24%
61,159	Motorola Solutions, Inc.	26,541,172
	Consumer Finance — 3.40%
70,367	American Express Company	21,284,610
	Electric Utilities — 4.25%
275,658	Southern Co. (The)	26,606,510
	Electrical Equipment — 6.66%
64,869	Eaton Corp plc	23,201,695
51,663	Rockwell Automation, Inc.	18,540,817
		41,742,512
	Health Care Equipment & Supplies — 1.63%
99,725	Abbott Laboratories	10,238,766
	Health Care Providers & Services — 0.91%
19,480	Elevance Health, Inc.	5,702,770
	Hotels, Restaurants & Leisure — 2.88%
50,254	Domino's Pizza, Inc.	18,030,633
	Household Durables — 2.93%
134,155	DR Horton, Inc.	18,408,749
	Industrial Conglomerates — 3.27%
90,695	Honeywell International, Inc.	20,499,791
	Insurance — 8.29%
185,677	Aflac, Inc.	20,370,624
115,860	Marsh & McLennan Cos., Inc.	20,095,917
162,652	MetLife, Inc.	11,502,749
		51,969,290
	Machinery — 3.21%
35,737	Deere & Co.	20,130,652
	Oil, Gas & Consumable Fuels — 2.30%
410,940	Coterra Energy, Inc.	14,440,432
	Professional Services — 3.00%
92,382	Automatic Data Processing, Inc.	18,770,175
	Semiconductors & Semiconductor Equipment — 4.23%
83,303	Analog Devices, Inc.	26,502,016

Shares		Fair Value
COMMON STOCKS — (continued)
	Software — 3.56%
60,326	Microsoft Corp.	22,330,875
	Specialized REITs — 0.48%
109,466	VICI Properties, Inc.	2,990,611
	Specialty Retail — 2.58%
49,165	Home Depot, Inc. (The)	16,169,877
	Tobacco — 1.13%
107,493	Altria Group, Inc.	7,093,463
	Trading Companies & Distributors — 3.73%
100,287	Exagen, Inc.	23,392,946
Total Common Stocks		602,915,902
(Cost $440,218,456)

Shares		Fair Value
MONEY MARKET FUNDS — 2.40%
15,022,832	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(a)	15,022,832
Total Money Market Funds		15,022,832
(Cost $15,022,832)
Total Investments— 98.61%		617,938,734
(Cost $455,241,288)
Other Assets in Excess of Liabilities— 1.39%		8,741,063
NET ASSETS — 100.00%		626,679,797

(a)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Mid Cap Relative Value Fund

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — 97.30%
	Aerospace & Defense — 3.55%
2,703	Curtiss-Wright Corp.	$1,841,067
	Automobile Components — 1.12%
5,576	Dorman Products, Inc.	581,911
	Banks — 6.57%
8,398	East West Bancorp, Inc.	896,570
41,308	Huntington Bancshares, Inc.	646,470
6,403	UMB Financial Corp.	722,194
8,175	Wintrust Financial Corp.	1,135,836
		3,401,070
	Building Products — 4.00%
3,244	Carlisle Cos., Inc.	1,082,263
11,050	Fortune Brands Innovations, Inc.	430,619
9,271	Masco Corporation	559,690
		2,072,572
	Capital Markets — 1.90%
2,220	Ameriprise Financial, Inc.	986,568
	Chemicals — 1.02%
14,492	Avient Corp.	526,060
	Construction & Engineering — 7.41%
11,917	MasTec, Inc.(a)	3,834,176
	Consumer Staples Distribution & Retail — 10.33%
9,613	BJ's Wholesale Club Holdings, Inc.(a)	946,111
4,258	Casey's General Stores, Inc.	3,099,228
15,269	Performance Food Group Co.(a)	1,307,943
		5,353,282
	Containers & Packaging — 2.16%
6,486	Avery Dennison Corp.	1,120,002
	Electrical Equipment — 4.05%
2,020	Powell Industries, Inc.	1,092,981
5,380	Regal Rexnord Corp.	1,007,459
		2,100,440
	Electronic Equipment, Instruments & Components — 1.94%
7,025	Arrow Electronics, Inc.(a)	1,007,455
	Entertainment — 1.59%
4,171	Take-Two Interactive Software, Inc.(a)	823,773
	Financial Services — 0.88%
8,140	Fiserv, Inc.(a)	454,212
	Gas Utilities — 2.88%
17,193	Southwest Gas Corp.	1,494,072
	Health Care REITs — 1.79%
48,328	Sabra Health Care REIT, Inc.	929,347
	Household Durables — 1.54%
6,790	PulteGroup, Inc.	798,572
	Industrial REITs — 2.25%
6,282	EastGroup Properties, Inc.	1,162,735
	Insurance — 2.19%
6,546	Hanover Insurance Group, Inc. (The)	1,134,749
	Life Sciences Tools & Services — 4.12%
4,943	ICON PLC(a)	546,992
7,963	Revvity, Inc.	697,638

Shares		Fair Value
COMMON STOCKS — (continued)
1,811	Thermo Fisher Scientific, Inc.	890,162
		2,134,792
	Machinery — 2.88%
10,153	Oshkosh Corp.	1,494,623
	Multi-Utilities — 3.48%
38,592	Nisource, Inc.	1,800,702
	Oil, Gas & Consumable Fuels — 6.05%
3,442	Gulport Energy Corp.(a)	728,224
12,476	Matador Resources Co.	788,234
8,880	Phillips 66	1,617,758
		3,134,216
	Professional Services — 4.46%
4,236	CACI International, Inc., Class A(a)	2,303,833
	Residential REITs — 1.46%
6,188	Mid-America Apartment Communities, Inc.	755,679
	Retail REITs — 1.52%
27,374	Brixmor Property Group, Inc.	788,371
	Semiconductors & Semiconductor Equipment — 5.72%
14,897	Kulicke & Soffa Industries, Inc.	979,031
3,983	Onto Innovation, Inc.(a)	816,794
7,963	Qnity Electronics, Inc.	918,771
4,604	Skyworks Solutions, Inc.	246,544
		2,961,140
	Software — 4.71%
7,978	Commvault Systems, Inc.(a)	621,406
6,164	PTC, Inc.(a)	878,309
11,743	Zoom Video Communications, Inc.(a)	944,020
		2,443,735
	Specialized REITs — 1.89%
5,442	Digital Realty Trust, Inc.	980,703
	Specialty Retail — 1.49%
4,235	Williams-Sonoma, Inc.	772,168
	Trading Companies & Distributors — 2.35%
1,671	United Rentals, Inc.	1,217,424
Total Common Stocks		50,409,449
(Cost $29,637,642)

Shares		Fair Value
MONEY MARKET FUNDS — 2.67%
1,384,062	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(b)	1,384,062
Total Money Market Funds		1,384,062
(Cost $1,384,062)
Total Investments— 99.97%		51,793,511
(Cost $31,021,704)
Other Assets in Excess of Liabilities— 0.03%		16,029
NET ASSETS — 100.00%		51,809,540

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Real Estate Fund

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — 97.03%
	Equity Real Estate Investment Trusts (REITs) — 2.17%
42,542	Essential Properties Realty Trust, Inc.	$1,291,575
	Health Care REITs — 18.43%
83,650	Sabra Health Care REIT, Inc.	1,608,590
41,083	Ventas, Inc.	3,359,768
30,274	Welltower, Inc.	5,985,472
		10,953,830
	Hotel & Resort REITs — 2.20%
14,146	Ryman Hospitality Properties, Inc.	1,305,251
	Industrial REITs — 15.81%
10,259	EastGroup Properties, Inc.	1,898,838
27,808	First Industrial Realty Trust, Inc.	1,608,693
19,066	LXP Industrial Trust	881,993
27,769	Prologis, Inc.	3,670,507
40,941	Rexford Industrial Realty, Inc.	1,339,999
		9,400,030
	Office REITs — 3.09%
15,892	Boston Properties, Inc.	824,795
144,759	Brandywine Realty Trust	392,297
28,801	Highwoods Properties, Inc.	616,629
		1,833,721
	Residential REITs — 11.59%
7,411	Essex Property Trust, Inc.	1,793,462
57,959	Invitation Homes, Inc.	1,440,281
13,092	Mid-America Apartment Communities, Inc.	1,598,795
60,790	UDR, Inc.	2,053,486
		6,886,024
	Retail REITs — 14.25%
64,833	Brixmor Property Group, Inc.	1,867,190
32,313	InvenTrust Properties Corp.	984,254
78,771	Kite Realty Group Trust	1,933,828
43,178	NetSTREIT Corp.	813,042
56,933	Tanger Factory Outlet Centers, Inc.	1,934,584
49,469	The Macerich Co	934,964
		8,467,862
	Specialized REITs — 29.49%
25,517	American Tower Corp., Class A	4,403,724
30,455	CubeSmart	1,116,176
26,467	Digital Realty Trust, Inc.	4,769,617
3,396	Equinix, Inc.	3,328,895
15,056	Extra Space Storage, Inc.	1,974,293
70,702	VICI Properties, Inc.	1,931,579
		17,524,284
Total Common Stocks		57,662,577
(Cost $32,266,604)

Shares		Fair Value
MONEY MARKET FUNDS — 2.67%
1,589,138	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(a)	1,589,138
Total Money Market Funds		1,589,138
(Cost $1,589,138)
Total Investments— 99.70%		59,251,715
(Cost $33,855,742)
Other Assets in Excess of Liabilities— 0.30%		176,206
NET ASSETS — 100.00%		59,427,921

(a)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Small Cap Value Fund

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — 98.31%
	Aerospace & Defense — 3.62%
21,556	Moog, Inc., Class A	$6,308,148
	Automobile Components — 3.47%
22,975	Dorman Products, Inc.(a)	2,397,671
200,422	Garret Motion, Inc.	3,641,667
		6,039,338
	Banks — 17.86%
26,780	Metropolitan Bank Holding Corp.	2,230,506
77,529	Columbia Banking System, Inc.	2,126,620
62,454	Community Bank System, Inc.	3,662,927
77,174	Glacier Bancorp, Inc.	3,447,363
104,532	Old National Bancorp	2,310,157
27,010	QCR Holdings, Inc.	2,308,005
51,650	Trustmark Corp.	2,176,531
54,740	United Bankshares, Inc.	2,267,331
66,298	Webster Financial Corp.	4,602,407
43,350	Wintrust Financial Corp.	6,023,048
		31,154,895
	Capital Markets — 3.24%
20,454	Affiliated Managers Group, Inc.	5,659,622
	Chemicals — 2.12%
102,036	Avient Corp.	3,703,907
	Construction & Engineering — 4.66%
25,268	MasTec, Inc.(a)	8,129,726
	Consumer Staples Distribution & Retail — 9.59%
44,793	BJ's Wholesale Club Holdings, Inc.(a)	4,408,527
10,726	Casey's General Stores, Inc.	7,807,026
52,695	Performance Food Group Co.(a)	4,513,854
		16,729,407
	Electric Utilities — 2.31%
76,280	Portland General Electric Co.	4,025,296
	Electrical Equipment — 4.27%
42,830	EnerSys	7,440,428
	Electronic Equipment, Instruments & Components — 5.84%
47,242	Belden, Inc.	5,424,799
41,376	Crane NXT Co.	1,679,452
41,120	Eplus, Inc.	3,094,280
		10,198,531
	Energy Equipment & Services — 2.17%
247,880	Select Energy Services, Inc., Class A	3,792,564
	Entertainment — 1.72%
15,162	Take-Two Interactive Software, Inc.(a)	2,994,495
	Gas Utilities — 2.51%
50,370	Southwest Gas Corp.	4,377,153
	Household Durables — 1.89%
53,434	Meritage Homes Corp.	3,304,359
	Industrial REITs — 2.95%
88,818	First Industrial Realty Trust, Inc.	5,138,122
	Insurance — 2.69%
15,831	Hanover Insurance Group, Inc. (The)	2,744,304
25,889	Selective Insurance Group, Inc.	1,951,772
		4,696,076

Shares		Fair Value
COMMON STOCKS — (continued)
	Life Sciences Tools & Services — 1.84%
12,832	West Pharmaceutical Services, Inc.	3,216,212
	Machinery — 6.56%
31,926	Crane Co.	5,459,346
40,661	Oshkosh Corp.	5,985,706
		11,445,052
	Office REITs — 0.92%
75,142	Highwoods Properties, Inc.	1,608,790
	Oil, Gas & Consumable Fuels — 5.12%
23,369	Chord Energy Corp.	3,322,604
45,331	Matador Resources Co.	2,864,013
93,352	Northern Oil and Gas, Inc.	2,728,679
		8,915,296
	Professional Services — 3.49%
11,206	CACI International, Inc., Class A(a)	6,094,607
	Retail REITs — 1.51%
77,631	Tanger Factory Outlet Centers, Inc.	2,637,901
	Semiconductors & Semiconductor Equipment — 2.70%
51,773	ON Semiconductor Corp.(a)	3,205,785
19,356	Qorvo, Inc.(a)	1,498,154
		4,703,939
	Software — 1.34%
16,372	PTC, Inc.(a)	2,332,846
	Trading Companies & Distributors — 2.91%
10,311	Herc Holdings, Inc.	1,026,460
5,555	United Rentals, Inc.	4,047,151
		5,073,611
Total Common Stocks		169,720,321
(Cost $52,988,105)
	Exchange-Traded Funds — 1.00%
9,210	iShares Russell 2000 Value ETF	1,746,124
Total Exchange-Traded Funds		1,746,124
(Cost $1,812,857)

Shares		Fair Value
MONEY MARKET FUNDS — 1.62%
2,833,644	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(b)	2,833,644
Total Money Market Funds		2,833,644
(Cost $2,833,644)
Total Investments— 99.93%		174,300,089
(Cost $57,634,606)
Other Assets in Excess of Liabilities— 0.07%		129,300
NET ASSETS — 100.00%		174,429,389

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Investments (Unaudited)

March 31, 2026

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 2.55%
183,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.36%, 6/20/30(a)	187,020
52,852	United States Small Business Administration, Series 2015-20G, Class 1, 2.88%, 7/01/35(b)	49,699
125,000	Benchmark 2024-V9 Mortgage Trust, Series V9, Class AS, 6.06%, 8/15/57	128,662
150,000	BANK5 2024-5YR9, Series 5YR9, Class AS, 6.18%, 8/15/57	154,970
Total (Cost $524,519)		520,351

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.96%
210,000	Freddie Mac Multifamily Structured Pass Through, Series K060, Class A2, 3.30%, 10/25/26	208,857
471,737	Freddie Mac Multifamily Structured Pass Through, Series K061, Class A2, 3.35%, 11/25/26	469,213
123,682	Freddie Mac Multifamily Structured Pass Through, Series K066, Class A2, 3.12%, 6/25/27 (Special footnote)	122,434
169,013	Freddie Mac Multifamily Structured Pass Through, Series K069, Class A2, 3.19%, 9/25/27	166,881
275,000	Freddie Mac Multifamily Structured Pass Through, Series K079, Class A2, 3.93%, 6/25/28	273,603
160,000	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.12%, 8/15/56	167,084
150,000	BANK5 Trust, Series 2023-5YR3, Class AS, 7.32%, 9/15/56	158,705
100,000	BANK Trust, Series 2024-BNK48, Class A5, 5.05%, 9/15/34	100,221
100,000	BANK5 Trust, Series 2024-5YR5, Class AS, 6.27%, 2/15/29	$103,118
150,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 5/15/57	156,033
100,000	BANK5 Trust, Series 2024-5YR6, Class AS, 6.79%, 5/15/57	104,733
Total (Cost $2,045,695)		2,030,882

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 31.14%
	Fannie Mae — 19.96%
116,025	4.00%, 12/01/33, Pool #MA1689	114,598
30,443	4.00%, 12/01/36, Pool #MA2856	29,941
28,548	4.00%, 2/01/37, Pool #MA2914	28,074
309,554	1.50%, 12/01/40, Pool #MA4202	264,014
175,339	5.00%, 8/01/41, Pool #MA5205	177,193
78,884	6.00%, 9/01/43, Pool #MA5158	80,486
29,215	4.00%, 5/01/47, Pool #BE9598	27,986
40,080	5.00%, 8/01/48, Pool #CA2219	40,295
38,261	3.50%, 9/01/49, Pool #BJ9608	35,466
46,899	3.50%, 10/01/49, Pool #CA4431	43,430
165,943	3.00%, 7/01/50, Pool #CA6422	146,333

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
164,714	3.00%, 7/01/50, Pool #CA6421	145,224
136,583	2.00%, 8/01/50, Pool #CA6799	111,864
148,981	2.50%, 8/01/50, Pool #CA6707	128,114
214,268	2.00%, 9/01/50, Pool #CA7019	175,349
248,252	2.50%, 9/01/50, Pool #BQ2883	210,231
111,643	2.50%, 9/01/50, Pool #BQ0538	94,631
370,327	3.50%, 9/01/50, Pool #FS5284	343,111
301,880	2.00%, 10/01/50, Pool #CA7224	246,237
241,156	2.50%, 10/01/50, Pool #FM4638	204,894
224,242	2.50%, 10/01/50, Pool #FM4530	191,101
153,040	4.00%, 7/01/52, Pool #FS2516	145,103
188,313	4.50%, 11/01/52, Pool #FS6858	183,343
112,586	5.00%, 11/01/52, Pool #CB5278	111,913
160,208	5.50%, 2/01/54, Pool #FA0202	161,842
259,595	6.00%, 5/01/54, Pool #FM2472	266,719
148,693	5.50%, 11/01/54, Pool #FS9801	149,829
212,914	5.00%, 4/01/55, Pool #CC0236	210,395
		4,067,716
	Federal Farm Credit Banks Funding Corp. — 0.34%
86,000	2.40%, 3/24/36	70,133
	Federal Home Loan Banks — 0.26%
60,000	1.90%, 10/07/31	53,007
	Freddie Mac — 10.10%
72,455	4.00%, 12/01/35, Pool #ZA2401	71,250
44,527	4.00%, 3/01/39, Pool #ZA6403	43,501
157,649	2.00%, 12/01/40, Pool #RB5090	139,105
108,247	3.50%, 1/01/47, Pool #ZT0941	100,904
76,222	3.00%, 12/01/51, Pool #SD8184	67,566
94,792	3.50%, 6/01/52, Pool #SD2670	88,441
140,996	4.50%, 6/01/52, Pool #SD1265	137,358
142,957	4.50%, 8/01/52, Pool #SD1515	138,412
215,497	5.00%, 9/01/52, Pool #RA7936	214,535
148,178	4.00%, 2/01/53, Pool #SD7560	141,216
129,499	5.50%, 2/01/53, Pool #QF8052	131,062
152,257	5.00%, 3/01/53, Pool #SD2390	151,498
73,065	6.00%, 5/01/53, Pool #SD3072	74,825
126,062	6.00%, 7/01/53, Pool #SD3223	129,361
165,764	5.50%, 6/01/54, Pool #SD5479	168,924
258,293	6.00%, 9/01/54, Pool #SD6337	265,141
		2,063,099
	Ginnie Mae II — 0.48%
23,508	5.00%, 11/20/38, Pool #4283	23,443
80,842	4.00%, 7/20/52, Pool #786280	76,084
		99,527
Total (Cost $6,778,930)		6,353,482

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 24.88%
85,716	Freddie Mac, Series 3787, Class LM, 4.00%, 1/15/31	85,450
46,374	Freddie Mac, Series 4151, Class PA, 2.00%, 1/15/33	43,985
148,063	Fannie Mae-Aces, Series M1, Class 1A3, 3.43%, 1/25/33	139,113
175,000	Freddie Mac, Series 4172, Class KB, 3.00%, 2/15/33	164,248

See accompanying notes to financial statements.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
197,934	Ginnie Mae, Series 181, Class AV, 5.50%, 2/20/33	200,099
51,906	Fannie Mae, Series 2013-44, Class DJ, 1.85%, 5/25/33	48,528
20,860	Fannie Mae, Series 2003-44, Class Q, 3.50%, 6/25/33	20,397
140,083	Ginnie Mae, Series 2023-79, Class DV, 5.50%, 5/20/34	141,271
72,877	Fannie Mae, Series 2005-31, Class PB, 5.50%, 4/25/35	74,842
25,483	Ginnie Mae, Series 2013-133, Class PL, 3.50%, 2/16/37	25,109
476,508	Fannie Mae-Aces, Series M1, Class 2A1, 3.95%, 12/25/37	460,931
126,904	Freddie Mac, Series 4863, Class AJ, 3.50%, 7/15/38	122,564
47,366	Freddie Mac, Series 4122, Class BC, 3.00%, 5/15/40	44,927
132,224	Ginnie Mae, Series 137, Class WA, 5.58%, 7/20/40	136,263
150,000	Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40	143,834
99,494	Progress Residential Trust, Series SFR1, Class A, 3.40%, 2/17/42(a)	94,701
148,562	Fannie Mae, Series 2012-87, Class MB, 2.00%, 5/25/42	140,709
1,153	Fannie Mae, Series 2016-49, Class DA, 3.50%, 10/25/42	1,150
108,608	Fannie Mae, Series 2012-150, Class KA, 1.75%, 1/25/43	91,323
129,015	Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43	118,164
315,000	Freddie Mac, Series 4669, Class QY, 3.50%, 9/15/44	306,080
33,836	Ginnie Mae, Series 2015-162, Class EB, 2.50%, 9/20/44	32,099
466,503	Freddie Mac, Series 4601, Class NJ, 1.90%, 9/15/45	417,116
132,060	Fannie Mae, Series 2016-49, Class PA, 3.00%, 9/25/45	124,733
77,634	Freddie Mac, Series 4656, Class PA, 3.50%, 10/15/45	75,483
111,522	Fannie Mae, Series 2016-24, Class CD, 1.75%, 2/25/46	96,652
169,180	Fannie Mae, Series 2016-88, Class PK, 2.50%, 3/25/46	156,061
54,509	Freddie Mac, Series 5380, Class A, 5.50%, 9/25/47	54,842
201,085	Fannie Mae, Series 2019-25, Class PD, 2.50%, 5/25/48	180,870
172,880	Freddie Mac, Series 4942, Class NC, 2.50%, 10/25/49	151,581
163,484	Ginnie Mae, Series 2022-137, Class PA, 4.00%, 5/20/52	159,224
340,915	Fannie Mae-Aces, Series 2017-M7, Class A2, 2.96%, 2/25/27	337,616
166,946	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	165,211
358,124	Fannie Mae-Aces, Series 2018-M10, Class A2, 3.37%, 7/25/28	352,839
79,013	Government National Mortgage Association, Series 130, Class AN, 4.75%, 7/16/52	79,242

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
87,306	Government National Mortgage Association, Series 139, Class NA, 5.00%, 8/20/51	87,143
Total (Cost $5,190,322)		5,074,400

Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — 0.97%
200,000	Federal Farm Credit Banks Funding Corp., 5.34%, 1/22/41	198,697
Total (Cost $199,454)		198,697

Principal Amount		Fair Value
CORPORATE BONDS — 0.97%
	BANKS — 0.97%
200,000	Federal Home Loan Banks, 5.07%, 11/19/37	198,435
Total (Cost $199,804)		198,435

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.20%
	Wisconsin — 0.20%
40,000	State of Wisconsin, TXB, Revenue Bonds, Pension Fundings Series A, (AGM), 5.70%,5/1/26(b)	40,054
Total (Cost $40,045)		40,054

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 27.21%
1,150,000	United States Treasury Strip, 0.00%, 5/15/29	1,019,356
780,200	United States Treasury Note, 1.13%, 2/15/31(b)	683,955
2,400,000	United States Treasury Note, 2.75%, 8/15/32(b)	2,219,719
1,000,000	United States Treasury Strip, 0.00%, 11/15/32	761,386
500,000	United States Treasury Note, 4.00%, 2/15/34	493,203
300,000	United States Treasury Inflation Indexed Bonds, 0.13%, 2/15/52	181,847
200,000	United States Treasury Inflation Indexed Bonds, 2.38%, 2/15/55	191,564
Total (Cost $5,577,101)		5,551,030

See accompanying notes to financial statements.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Shares		Fair Value
MONEY MARKET FUNDS — 1.81%
368,474	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(c)	368,474
Total Money Market Funds		368,474
(Cost $368,474)
Total Investments— 99.69%		20,335,805
(Cost $20,924,344)
Other Assets in Excess of Liabilities— 0.31%		63,613
NET ASSETS — 100.00%		20,399,418

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2026 is $529,528, which represents 3.0% of net assets.
(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

TXB — Taxable Bond

See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
PREFERRED STOCKS — 0.20%
	Asset Management — 0.20%
117,650	Apollo Global Management, Inc., 1.54%	$2,991,840
Total Preferred Stocks		2,991,840
(Cost $3,065,046)

Principal Amount		Fair Value
CORPORATE BONDS — 27.66%
	AEROSPACE & DEFENSE — 0.84%
2,390,000	BAE Systems PLC, 5.13%, 3/26/29(a)	2,439,093
2,073,000	Boeing Co. (The), 6.30%, 5/01/29	2,176,309
1,415,000	Howmet Aerospace, Inc., 4.55%, 11/15/32	1,396,674
2,589,000	Boeing Co. (The), 5.71%, 5/01/40	2,593,070
3,819,000	Honeywell Aerospace, Inc., 5.85%, 3/16/66(a)	3,788,171
		12,393,317
	ASSET MANAGEMENT — 1.14%
1,323,000	Blue Owl Capital Corp., 5.95%, 3/15/29	1,307,092
2,644,000	Apollo Debt Solutions BDC, 6.90%, 4/13/29	2,705,319
4,109,000	Blackstone Secured Lending Fund, 5.13%, 1/31/31	3,935,114
2,149,000	Goldman Sachs Private Credit Corp, 5.88%, 1/31/31(a)	2,084,958
2,352,000	Ares Capital Corp., 5.25%, 4/12/31	2,273,653
3,074,000	Golub Capital Private Credit Fund, 5.60%, 4/15/31(a)	2,933,424
1,677,000	Ares Finance Co. III LLC, 4.13%, 6/30/51 (H15T5Y + 323.70 bps)(a)(b)	1,649,357
		16,888,917
	AUTOMOTIVE — 0.06%
916,000	Hyundai Capital America, 5.40%, 6/23/32(a)	932,326
	BANKS — 4.56%
1,959,000	Barclays PLC, 5.09%, 6/20/30 (3MO LIBOR + 305.40bps)(b)	1,965,311
4,263,000	Macquarie Group Ltd, 2.69%, 6/23/32(a)(b)	3,825,436
2,621,000	Mitsubishi UFJ Financial Group Inc., 2.49%, 10/13/32 (H15T1Y + 97 bps)(b)	2,316,014
3,200,000	Fifth Third Bancorp, 4.34%, 4/25/33(b)	3,083,761
5,696,000	Bank of America Corp, 5.02%, 7/22/33 (SOFRRATE + 216BPS)(b)	5,729,646
3,136,000	Wells Fargo & Co., 4.90%, 7/25/33 (SOFR + 210 bps)(b)	3,119,963
1,710,000	US Bancorp, 4.84%, 2/01/34	1,689,954
711,000	Huntington Bancshares Inc/OH, 5.71%, 2/02/35(b)	725,515
2,049,000	Regions Financial Corp., 5.50%, 9/06/35	2,051,791
3,083,000	Bank of America Corp., 5.74%, 2/12/36 (SOFRRATE + 169.70 bps)(b)	3,136,246
2,348,000	JPMorgan Chase & Co, 5.58%, 7/23/36 (SOFRRATE + 163.50 bps)(b)	2,377,834
2,875,000	Fifth Third Bancorp, 5.14%, 1/29/37	2,800,603
1,219,000	Sumitomo Mitsui Financial Group Inc, 5.33%, 3/03/41	1,182,023

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
1,933,000	Huntington Bancshares, Inc., 6.21%, 8/21/29	2,005,331
5,370,000	JPMorgan Chase & Co., 5.01%, 1/23/30	5,445,129
1,620,000	Citizens Financial Group, Inc., 5.84%, 1/23/30	1,668,327
3,242,000	Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/30	2,915,462
3,670,000	Wells Fargo & Co., 2.88%, 10/30/30	3,462,568
3,645,000	Citigroup, Inc., 2.98%, 11/05/30	3,442,724
2,217,000	Toronto-Dominion Bank (The), 3.63%, 9/15/31 (USSW5 + 220.50 bps)(b)	2,204,134
4,320,000	Westpac Banking Corp., GMTN, 4.32%, 11/23/31 (USISOA05 + 224 bps)(b)	4,309,557
3,659,000	JPMorgan Chase & Co., 4.91%, 7/25/33	3,661,525
2,145,000	Bank of America Corp., 5.29%, 4/25/34(c)	2,171,072
2,733,000	Wells Fargo & Co., 3.07%, 4/30/41	2,051,808
		67,341,734
	BEVERAGES — 0.19%
2,766,000	Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 6/15/33(a)	2,738,574
	BIOTECH & PHARMA — 0.71%
2,245,000	Eli Lilly & Co., Series X2, Class A, 4.90%, 2/12/32	2,294,895
2,563,000	CSL Finance PLC, 4.25%, 4/27/32(a)	2,479,899
3,625,000	Zoetis, Inc., 5.00%, 8/17/35	3,595,495
2,132,000	Eli Lilly & Co, 5.55%, 10/15/55	2,104,577
		10,474,866
	BIOTECHNOLOGY — 0.27%
3,865,000	Amgen, Inc., 5.25%, 3/02/30	3,968,718
	CABLE & SATELLITE — 0.39%
1,733,000	Charter Communications Operating LLC, 6.10%, 6/01/29	1,795,130
1,296,000	Charter Communications Operating LLC, 6.65%, 2/01/34	1,351,903
2,526,000	Charter Communications Operating LLC, 6.55%, 6/01/34	2,622,377
		5,769,410
	CAPITAL MARKETS — 0.62%
1,154,000	Ares Management Corp., 6.38%, 11/10/28	1,199,649
3,297,000	BlackRock, Inc., 1.90%, 1/28/31	2,937,248
5,018,000	Morgan Stanley, MTN, 5.25%, 4/21/34	5,033,669
		9,170,566
	CONSTRUCTION MATERIALS — 0.18%
2,746,000	CRH America Finance, Inc., 5.00%, 2/09/36	2,695,799
	CONSUMER SERVICES — 0.30%
2,317,000	Duke University, 3.30%, 10/01/46	1,654,593
3,898,000	Lehigh University, 3.48%, 11/15/46	2,812,615
		4,467,208
	DIVERSIFIED TELECOMMUNICATION SERVICES — 0.25%
4,884,000	AT&T, Inc., 3.50%, 6/01/41	3,788,412
	E-COMMERCE DISCRETIONARY — 0.20%
2,637,000	Amazon.com Inc, 2.88%, 5/12/41	1,942,887
953,000	Amazon.com, Inc., 5.80%, 3/13/56	952,234
		2,895,121

See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	ELECTRIC UTILITIES — 2.33%
3,806,000	NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32	3,353,764
3,783,000	FirstEnergy Transmission LLC, 4.75%, 1/15/33	3,725,962
2,348,000	CenterPoint Energy Houston Electric LLC, 5.15%, 3/01/34	2,375,530
2,193,000	Public Service Co of Colorado, 5.35%, 5/15/34	2,233,682
3,120,000	DTE Electric Co, 5.25%, 5/15/35	3,164,441
2,087,000	NRG Energy Inc, 5.41%, 10/15/35(a),(d)	2,047,190
893,000	Virginia Electric and Power Co, 4.95%, 3/15/36	870,490
2,538,000	Duke Energy Florida LLC, 6.40%, 6/15/38	2,762,056
3,407,000	Indiana Michigan Power Co., 4.55%, 3/15/46	2,883,596
4,179,000	Duke Energy Progress LLC, 3.60%, 9/15/47	3,044,508
2,652,000	Puget Sound Energy, Inc., 4.22%, 6/15/48	2,120,267
2,891,000	Southwestern Public Service Co., 3.15%, 5/01/50	1,864,941
3,283,000	Entergy Louisiana LLC, 5.70%, 3/15/54	3,188,617
648,000	Nevada Power Co., 6.25%, 5/15/55 (H15T5Y + 193.60 bps)(b)	647,747
		34,282,791
	ELECTRICAL EQUIPMENT — 0.53%
4,214,000	Amphenol Corp, 4.63%, 2/15/36	4,075,056
3,893,000	Vertiv Holdings Co., 4.85%, 3/15/36	3,785,426
		7,860,482
	FOOD — 0.42%
2,651,000	JBS NV/JBS USA Foods Group Holdings, Inc, 5.50%, 1/15/36	2,652,219
4,163,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	3,660,791
		6,313,010
	GAS & WATER UTILITIES — 0.19%
2,754,000	KeySpan Gas East Corp, 5.99%, 3/06/33(a)	2,875,412
	HEALTH CARE EQUIPMENT & SUPPLIES — 0.21%
2,947,000	GE HealthCare Technologies, Inc., 5.86%, 3/15/30	3,075,316
	HEALTH CARE FACILITIES & SERVICES — 0.46%
2,009,000	IQVIA, Inc., 6.25%, 2/01/29	2,088,026
2,291,000	HCA, Inc., 5.50%, 6/01/33	2,336,688
2,436,000	CVS Health Corp, 6.05%, 6/01/54	2,363,214
		6,787,928
	HOME CONSTRUCTION — 0.26%
1,484,000	DR Horton Inc., 4.85%, 10/15/30	1,496,109
2,308,000	Meritage Homes Corp, 5.65%, 3/15/35	2,305,483
		3,801,592
	HOUSEHOLD DURABLES — 0.11%
1,666,000	Meritage Homes Corp., 3.88%, 4/15/29(a)	1,621,334
	INSTITUTIONAL FINANCIAL SERVICES — 0.73%
4,840,000	Morgan Stanley, 2.51%, 10/20/32 (SOFRRATE + 120BPS)(b)	4,273,439
3,056,000	Jefferies Financial Group Inc, 5.50%, 2/15/36	2,933,131
1,188,000	Morgan Stanley, 5.31%, 1/18/41	1,146,803

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
2,461,000	Bank of New York Mellon Corp./The, 5.63%, 12/31/49	2,410,082
		10,763,455
	INSURANCE — 1.84%
2,447,000	GA Global Funding Trust, 5.50%, 1/08/29(a)	2,476,768
3,651,000	Fortitude Group Holdings LLC, 6.25%, 4/01/30(a)	3,718,040
1,736,000	Enstar Group Ltd., 3.10%, 9/01/31	1,531,777
2,242,000	RGA Global Funding, 5.00%, 8/25/32(a)	2,217,789
4,239,000	Athene Holding Ltd., 5.88%, 1/15/34	4,222,048
2,874,000	SBL Holdings, Inc., 7.20%, 10/30/34(a)	2,514,783
2,191,000	American National Group Inc, 6.00%, 7/15/35	2,135,975
1,841,000	Lincoln National Corp., 5.35%, 11/15/35	1,794,430
1,795,000	Transatlantic Holdings, Inc., 8.00%, 11/30/39	2,164,436
2,596,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	2,418,257
2,192,000	Athene Holding Ltd., 6.63%, 10/15/54	2,024,591
		27,218,894
	INTERACTIVE MEDIA & SERVICES — 0.10%
1,583,000	Meta Platforms, Inc., 5.40%, 8/15/54	1,433,813
	INTERNET MEDIA & SERVICES — 0.47%
2,216,000	Meta Platforms Inc, 4.60%, 11/15/32	2,194,259
4,580,000	Beignet Investor LLC, 6.58%, 5/30/49(a)	4,708,955
		6,903,214
	LEISURE FACILITIES & SERVICES — 0.17%
2,654,000	Royal Caribbean Cruises Ltd., 5.25%, 2/27/38	2,524,790
	LEISURE PRODUCTS — 0.09%
729,000	Mattel Inc, 3.75%, 4/01/29(a)	705,023
650,000	Mattel, Inc., 5.00%, 11/17/30	645,995
		1,351,018
	MACHINERY — 0.17%
2,383,000	Caterpillar Inc., 5.20%, 5/15/35	2,441,205
	MEDICAL EQUIPMENT & DEVICES — 0.14%
2,524,000	Baxter International Inc, 2.54%, 2/01/32	2,127,395
	METALS & MINING — 0.72%
3,044,000	Glencore Funding LLC, 5.67%, 4/01/35(a)	3,109,734
5,416,000	Freeport-McMoRan Inc., 5.45%, 3/15/43	5,124,002
2,449,000	Anglo American Capital PLC, 6.00%, 4/05/54(a)	2,385,117
		10,618,853
	MULTI-UTILITIES — 0.32%
3,011,000	Sempra, 3.80%, 2/01/38	2,541,668
2,570,000	CMS Energy Corp., 4.70%, 3/31/43	2,172,091
		4,713,759
	OIL & GAS PRODUCERS — 0.92%
2,216,000	DT Midstream Inc, 5.80%, 12/15/34(a)	2,275,162
3,470,000	Woodside Finance Ltd., 6.00%, 5/19/35	3,616,099
1,253,000	Energy Transfer LP, 5.35%, 1/15/36	1,244,298
2,120,000	Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	2,126,870
2,125,000	The Williams Cos, Inc., 5.15%, 3/15/36	2,093,364
762,000	Cheniere Energy, Inc., 5.20%, 7/30/36(a)	754,216
1,731,000	APA Corp., 5.10%, 9/01/40	1,555,768
		13,665,777

See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.20%
2,994,000	Baker Hughes Holdings LLC, 5.00%, 6/15/36	2,939,517
	OIL, GAS & CONSUMABLE FUELS — 0.84%
2,033,000	Aker BP ASA, 3.75%, 1/15/30(a)	1,953,490
2,559,000	Pioneer Natural Resources Co., 1.90%, 8/15/30	2,301,556
2,037,000	Ovintiv, Inc., 6.25%, 7/15/33	2,149,287
1,498,000	Diamondback Energy, Inc., 5.40%, 4/18/34	1,520,765
2,511,000	MPLX LP, 4.50%, 4/15/38	2,256,446
2,361,000	Energy Transfer LP, 5.95%, 5/15/54	2,213,853
		12,395,397
	REIT — 1.38%
2,172,000	LXP Industrial Trust, 2.70%, 9/15/30	1,980,322
3,248,000	Store Capital LLC, 2.75%, 11/18/30	2,921,720
2,308,000	Tanger Properties LP, 2.75%, 9/01/31	2,061,146
3,276,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	3,075,199
2,572,000	Extra Space Storage LP, 4.95%, 1/15/33	2,538,179
2,186,000	Prologis Targeted US Logistics Fund LP, 5.50%, 4/01/34(a)	2,221,222
2,457,000	Phillips Edison Grocery Center, 4.95%, 1/15/35	2,379,764
		20,420,995
	RETAIL - CONSUMER STAPLES — 0.26%
3,823,000	Kroger Co/The, 5.00%, 9/15/34	3,774,688
	RETAIL - DISCRETIONARY — 0.40%
2,713,000	Lowe's Cos Inc., 1.70%, 10/15/30	2,390,509
1,333,000	ERAC USA Finance LLC, 5.20%, 10/30/34(a)	1,350,531
2,130,000	O'Reilly Automotive, Inc., 5.10%, 3/12/36	2,102,119
		5,843,159
	SEMICONDUCTORS — 0.67%
3,718,000	Microchip Technology Inc., 5.05%, 2/15/30	3,750,178
3,562,000	Foundry JV Holdco LLC, 6.15%, 1/25/32(a)	3,718,680
901,000	Intel Corp, 3.73%, 12/08/47	629,593
2,440,000	Intel Corp, 4.90%, 8/05/52	1,993,234
		10,091,685
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.42%
2,743,000	Marvell Technology, Inc., 2.95%, 4/15/31	2,517,340
3,783,000	Broadcom, Inc., 4.93%, 5/15/37(a)	3,669,220
		6,186,560
	SOFTWARE — 0.62%
2,147,000	Synopsys, Inc., 5.00%, 4/01/32	2,165,630
1,796,000	Oracle Corp., 5.35%, 5/04/33	1,748,368
3,508,000	Oracle Corp, 5.88%, 9/26/45	3,026,495
2,646,000	Oracle Corp., 6.13%, 8/03/65	2,201,114
		9,141,607
	SPECIALTY FINANCE — 1.09%
2,965,000	Aircastle Ltd / Aircastle Ireland DAC, 5.00%, 9/15/30(a)	2,957,939
1,988,000	AerCap Ireland Capital DAC, 6.15%, 9/30/30	2,089,162
3,526,000	Ally Financial Inc., 5.54%, 1/17/31 (SOFRINDX + 173 bps)(b)	3,549,617

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
2,601,000	Ladder Capital Finance Holdings LLLP, 7.00%, 7/15/31(a)	2,688,721
1,992,000	Capital One Financial Corp., 6.38%, 6/08/34	2,099,293
2,706,000	American Express Co., 5.44%, 1/30/36 (SOFRINDX + 132 bps)(b)	2,754,584
		16,139,316
	TECHNOLOGY HARDWARE — 0.31%
2,649,000	Motorola Solutions Inc., 4.85%, 8/15/30	2,667,431
1,861,000	Dell International LLC / EMC Corp, 4.75%, 10/06/32(d)	1,834,556
		4,501,987
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.13%
1,890,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45	1,886,952
	TECHNOLOGY SERVICES — 0.04%
537,000	S&P Global, Inc., 4.80%, 12/04/35(a)	526,202
	TELECOMMUNICATIONS — 0.65%
2,526,000	AT&T, Inc., 4.30%, 2/15/30	2,509,977
2,549,000	Sprint Capital Corp., 8.75%, 3/15/32	3,030,940
3,165,000	T-Mobile USA, Inc., 6.00%, 6/15/54	3,133,374
997,000	Verizon Communications Inc, 5.88%, 11/30/55	969,755
		9,644,046
	TOBACCO & CANNABIS — 0.40%
2,271,000	Philip Morris International, Inc., 5.13%, 2/15/30	2,317,195
3,275,000	BAT Capital Corp., 6.42%, 8/02/33	3,551,755
		5,868,950
	TRANSPORTATION & LOGISTICS — 0.56%
2,770,000	United Airlines Inc, 4.63%, 4/15/29(a)	2,717,713
3,244,000	Delta Air Lines Inc., 5.25%, 7/10/30	3,265,347
2,452,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,332,525
		8,315,585
Total (Cost $414,930,757)		408,338,209

Principal Amount		Fair Value
MUNICIPAL BONDS — 1.91%
	Alabama — 0.18%
2,675,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue Series B, 4.26%,9/15/32(e)	2,651,867
	California — 0.09%
1,145,000	State of California, Build America Bonds, School Improvements G.O., 7.63%,3/1/40(e)	1,362,608
	New York — 1.64%
5,000,000	City of New York NY, 5.68%,10/1/33	5,420,026
345,000	Metropolitan Transportation Authority, Taxable Green Bonds, Green Purpose Revenue Bonds Series C2, 5.18%,11/15/49	321,883
12,135,000	New York City Transitional Finance Authority, 4.56%,2/1/35	12,015,557

See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
7,130,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.00%,11/1/33	6,418,031
Total (Cost $28,557,852)		28,189,972

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 17.42%
548,457	Carvana Auto Receivables Trust, Series P2, Class B, 1.27%, 3/10/27	548,014
12,125,529	OneMain Direct Auto Receivables Trust, Series 1A, Class A, 5.41%, 11/14/29(a)	12,211,143
4,543,000	Avis Budget Rental Car Funding AESOP LLC, Series 8A, Class A, 6.02%, 2/20/30(a)	4,710,770
3,127,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.36%, 6/20/30(a)	3,195,694
13,134,000	Benchmark 2025-V18 Mortgage Trust, Series V18, Class A3, 5.18%, 10/15/30	13,374,212
7,798,000	Morgan Stanley Bank of America Merrill Lynch, Series 5C2, Class A3, 5.11%, 11/15/30	7,901,344
6,618,000	BANK5 2025-5YR19, Series 5YR19, Class A3, 5.27%, 12/15/30	6,759,149
9,600,000	Dryden CLO Ltd., Series 53A, Class BR, 4.97%, 1/15/31(a)(c)	9,601,248
17,494,000	Hertz Vehicle Financing III LLC, Series 2A, Class A, 5.48%, 1/27/31(a)	17,832,932
216,341	New Century Home Equity Loan Trust, Series 4, Class M1, 4.92%, 10/25/33(e)	216,226
13,027,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 41A, Class AR, 4.72%, 4/15/34 (TSFR3M + 105 bps)(a)(b)(c)	13,004,984
14,967,000	LCM 33 Ltd, Series 33A, Class AR, 4.85%, 7/20/34 (TSFR3M + 118.00 bps)(a)(b)	14,972,089
10,805,000	OneMain Financial Issuance Trust, Series 1A, Class A1, 1.55%, 6/16/36(a)	10,559,008
10,250,000	CIFC Funding Ltd., Series 2017-3A, Class AR, 5.21%, 4/20/37 (TSFR3M + 154 bps)(a)(b)	10,258,815
11,500,335	CARLYLE US CLO Ltd., Series 2017-3A, Class A1R2, 5.07%, 10/21/37(a)(c)	11,514,020
13,303,000	Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 5/25/38(a)	13,408,171
7,259,000	SMB Private Education Loan Trust 2026-A, Series A, Class A1A, 4.68%, 5/16/39(a)	7,165,875
2,781,859	MVW LLC, Series 2024-2, Class A, 4.43%, 3/20/42(a)	2,767,165
2,234,000	VDCM Commercial Mortgage Trust 2025-AZ, Series AZ, Class C, 6.03%, 7/13/44(a)(b)	2,245,399
7,860,622	M&T Bank RV Trust 2026-1, Series 1A, Class A, 4.35%, 1/15/46(a)	7,771,700
6,991,000	Stack Infrastructure Issuer LLC, Series 1A, Class A2, 5.00%, 5/25/50(a)	6,888,148
711,000	Benchmark 2018-B1 Mortgage Trust, Series B1, Class AM, 3.88%, 1/15/51(b)	689,197
975,000	Benchmark 2018-B2 Mortgage Trust, Series B2, Class AS, 4.08%, 2/15/51(b)	938,515

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
7,453,000	Vantage Data Centers Issuer, LLC., Series 2A, Class A2, 5.24%, 11/15/55(a)	7,339,909
4,431,000	QTS Issuer ABS II LLC, Series 3A, Class A2, 6.16%, 1/05/56(a)	4,351,871
10,721,550	SMB Private Education Loan Trust, Series 2024-E, Class A-1A, 5.09%, 10/16/56(a)	10,798,325
2,680,000	Benchmark 2024-V9 Mortgage Trust, Series V9, Class AS, 6.06%, 8/15/57	2,758,517
2,530,000	BANK5 2024-5YR9, Series 5YR9, Class AS, 6.18%, 8/15/57	2,613,839
3,691,000	Benchmark 2025-V19 Mortgage Trust, Series V19, Class A3, 5.25%, 1/15/58	3,764,659
7,303,000	BBCMS Mortgage Trust 2025-5C38, Series 5C38, Class A3, 5.15%, 11/15/58	7,417,184
8,664,000	BANK5 2025-5YR17, Series 5YR17, Class A3, 5.23%, 11/15/58	8,835,951
8,974,000	BANK5 2025-5YR18, Series 5YR18, Class A3, 5.15%, 12/15/58	9,121,697
5,197,000	Wells Fargo Commercial Mortgage Trust 2025-5C7, Series 5C7, Class A3, 5.20%, 12/15/58(a)	5,279,928
4,382,000	BMO 2025-5C13 Mortgage Trust, Series 5C13, Class A3, 5.23%, 12/15/58	4,458,159
3,096,000	BANK5 2026-5YR21, Series 5YR21, Class A3, 5.53%, 4/15/59	3,190,818
1,490,000	Sandstone Peak II Ltd., Series 1A, Class BR, 5.42%, 7/20/38(a)(c)	1,493,770
7,364,000	Vantage Data Centers LLC, Series 1A, Class A2, 5.13%, 8/15/55(a)	7,204,558
Total (Cost $257,997,448)		257,163,003

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.37%
3,798,990	FRESB Mortgage Trust, Series SB52, Class A10F, 3.45%, 6/25/28(b)	3,749,041
1,396,000	Benchmark Mortgage Trust, Series V6, Class A3, 5.93%, 3/15/29	1,440,675
5,293,000	Benchmark Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/29	5,473,456
3,386,000	Freddie Mac Multifamily Structured Pass Through, Series K153, Class A3, 3.12%, 10/25/31	3,180,069
8,536,000	Freddie Mac Multifamily Structured Pass Through, Series K155, Class A3, 3.75%, 4/25/33	8,150,496
11,545	CSFB Mortgage-Backed Pass-Through Certificates, Series 1, Class 2A1, 6.50%, 2/25/34	11,557
34,635	CHL Mortgage Pass-Through Trust, Series 3, Class A4, 5.75%, 4/25/34	34,417
8,947	Citigroup Mortgage Loan Trust, Inc., Series NCM2, Class 3CB2, 6.50%, 8/25/34(e)	8,941
2,552,681	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.29%, 11/15/38(a)	2,551,085
2,516,739	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.06%, 12/15/38(a)	2,514,380
2,582,762	SMR Mortgage Trust, Series 2022-IND, Class A, 5.32%, 2/15/39(a)	2,576,618
911,583	JP Morgan Chase Commercial Mortgage, Series C3, Class B, 5.01%, 2/15/46(a)	898,629
4,314,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49	4,237,681

See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
2,562,000	Morgan Stanley Capital I Trust, Series BNK2, Class A4, 3.05%, 11/15/49	2,523,025
2,209,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.44%, 11/15/49	2,198,149
1,517,000	JP Morgan Chase Commercial Mortgage, Series JP4, Class A4, 3.65%, 12/15/49	1,505,082
1,658,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C32, Class A4, 3.72%, 12/15/49	1,648,414
723,000	Wells Fargo Commercial Mortgage Trust, Series C37, Class A5, 3.79%, 12/15/49	719,533
2,651,813	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	2,594,409
3,742,000	JPMCC Commercial Mortgage Securities Trust, Series JP5, Class A5, 3.72%, 3/15/50	3,720,158
1,337,000	Citigroup Commercial Mortgage Trust, Series P7, Class A4, 3.71%, 4/14/50	1,322,257
7,241,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50	7,150,474
8,591,000	Wells Fargo Commercial Mortgage Trust, Series C40, Class A4, 3.58%, 10/15/50	8,469,364
8,910,000	Morgan Stanley Capital I, Series HR2, Class A4, 3.59%, 12/15/50	8,767,741
9,850,000	Morgan Stanley Capital I Trust, Series H3, Class A5, 4.18%, 7/15/51	9,777,064
3,447,000	CFCRE Commercial Mortgage Trust, Series C7, Class A3, 3.84%, 12/10/54	3,426,287
3,127,000	Benchmark Mortgage Trust, Series V2, Class AS, 6.54%, 5/15/55	3,217,246
8,156,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, 5/15/56	8,499,118
6,548,000	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.53%, 5/15/56	6,815,469
2,002,000	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.12%, 8/15/56	2,090,631
3,607,000	BANK5 Trust, Series 2023-5YR3, Class AS, 7.32%, 9/15/56	3,816,338
5,789,000	BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%, 12/15/56	6,094,934
8,434,000	Benchmark Mortgage Trust, Series V5, Class A3, 5.81%, 1/10/57	8,670,058
2,940,000	BBCMS Mortgage Trust, Series 5C25, Class A3, 5.95%, 3/15/57	3,036,687
2,002,000	BBCMS Mortgage Trust, Series 5C25, Class AS, 6.36%, 3/15/57	2,075,976
6,847,000	BMO 2025-5C12 Mortgage Trust, Series 5C12, Class A3, 5.18%, 10/15/58(d)	6,951,535
3,279,000	American Tower Trust, Series 2018-1, Class A, 3.65%, 3/15/28(a)(e)	3,243,443
5,741,000	BANK5 Trust, Series 2024-5YR5, Class AS, 6.27%, 2/15/29	5,920,043
5,192,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 5/15/57	5,400,776
9,377,000	BANK5 Trust, Series 2024-5YR6, Class AS, 6.79%, 5/15/57	9,820,840
2,863,975	BX Trust, Series 2021-RISE, Class C, 5.24%, 11/15/36(a)(b)	2,862,185
710,000	Wells Fargo Commercial Mortgage Trust 2017-C40, Series C40, Class AS, 3.85%, 10/15/50(b)	691,320
Total (Cost $170,258,036)		167,855,601

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.85%
286,983	Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27	285,360
3,245,000	BANK5, Series 2023-5YR4, Class B, 7.61%, 12/15/28(b)	3,428,553
324,000	Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32	307,732
7,600,322	Ginnie Mae, Series 132, Class DV, 6.00%, 7/20/34	7,684,420
84,270	Ginnie Mae, Series 2008-51, Class PG, 5.00%, 6/20/38	86,099
118,586	Freddie Mac, Series 3632, Class PK, 5.00%, 2/15/40	120,115
2,142,813	Ginnie Mae, Series 2014-2, Class AG, 2.28%, 3/20/40	1,927,948
711,857	Freddie Mac, Series 3762, Class LN, 4.00%, 11/15/40	680,923
385,717	Fannie Mae, Series 2011-38, Class D, 4.50%, 5/25/41(e)	383,260
9,307,644	Progress Residential Trust, Series SFR1, Class A, 3.40%, 2/17/42(a)	8,859,254
3,514,094	Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42	2,915,431
6,956,976	Freddie Mac, Series 4112, Class PB, 4.00%, 9/15/42	6,654,109
891,000	Fannie Mae, Series 2013-70, Class CY, 3.50%, 7/25/43	775,440
207,864	Freddie Mac, Series 4328, Class KD, 3.00%, 8/15/43	200,992
953,725	Freddie Mac, Series 4427, Class KA, 2.25%, 7/15/44	900,954
6,619,386	Freddie Mac, Series 5300, Class AB, 5.50%, 1/25/49	6,683,636
9,618,804	Ginnie Mae, Series 154, Class GA, 6.00%, 4/20/50	9,857,817
12,711,427	Freddie Mac, 1.50%, 7/25/50	9,712,175
3,865,264	Freddie Mac, Series 5499, Class A, 5.50%, 10/25/52	3,899,546
2,854,000	Benchmark 2025-V16 Mortgage Trust, Series V16, Class A3, 5.44%, 8/15/57	2,929,595
4,651,000	Wells Fargo Commercial Mortgage Trust 2025-5C5, Series 5C5, Class A3, 5.59%, 7/15/58	4,797,010
5,728,000	BBCMS Mortgage Trust 2025-5C36, Series 5C36, Class A3, 5.52%, 8/15/58	5,900,955
6,180,000	Wells Fargo Commercial Mortgage Trust 2025-5C6, Series 5C6, Class A3, 5.19%, 10/15/58(d)	6,277,950
1,093,233	Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%, 6/25/29	1,059,082
Total (Cost $86,221,356)		86,328,356

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 23.69%
Fannie Mae — 13.73%
636,945	4.00%, 12/01/33, Pool #MA1689	629,113
375,838	4.00%, 6/01/34, Pool #MA1922	372,015
347,484	4.00%, 3/01/35, Pool #MA2211	342,306
153,362	5.50%, 8/01/37, Pool #995082	156,411
1,785,545	3.50%, 8/01/38, Pool #FM2472	1,723,289

See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
47,886	4.50%, 10/01/39, Pool #AC2645	47,160
81,018	5.00%, 6/01/40, Pool #AD8718	81,880
72,866	5.00%, 6/01/40, Pool #AD4927	73,642
3,853,278	4.00%, 8/01/40, Pool #FM4673	3,794,744
9,765,711	1.50%, 12/01/40, Pool #MA4202	8,329,042
152,894	4.50%, 12/01/40, Pool #AH1100	151,313
92,184	4.50%, 3/01/41, Pool #AB2467	91,231
170,458	4.50%, 5/01/41, Pool #AI1023	167,613
117,155	4.50%, 11/01/41, Pool #AJ4994	115,943
132,866	4.50%, 12/01/41, Pool #AJ7696	131,492
337,130	3.50%, 6/01/42, Pool #AB5373	317,696
263,524	3.50%, 5/01/43, Pool #AB9368	247,895
578,948	3.50%, 5/01/43, Pool #AL3605	541,403
758,149	3.50%, 8/01/43, Pool #AU0613	715,396
138,902	4.50%, 11/01/44, Pool #MA2100	137,035
512,605	4.50%, 1/01/45, Pool #MA2158	505,717
583,528	4.00%, 3/01/45, Pool #MA2217(e)	561,938
519,034	4.00%, 6/01/46, Pool #MA2653	497,765
463,844	4.50%, 7/01/46, Pool #AS7568	457,324
632,448	4.00%, 11/01/46, Pool #MA2808	606,760
808,326	4.00%, 5/01/47, Pool #BE9598	774,323
1,087,399	4.00%, 8/01/47, Pool #BH5117	1,041,432
2,696,516	4.00%, 4/01/48, Pool #BM3900	2,578,806
981,157	5.00%, 8/01/48, Pool #CA2219	986,429
8,386,030	4.50%, 11/01/48, Pool #BM7046	8,294,127
9,722,470	3.00%, 3/01/50, Pool #FM2870	8,727,407
5,697,709	2.00%, 7/01/50, Pool #CA6301	4,661,026
7,030,845	2.50%, 9/01/50, Pool #BQ0538	5,959,529
2,833,139	3.00%, 10/01/50, Pool #CA7381	2,497,455
4,068,142	2.50%, 11/01/50, Pool #CA7684	3,468,816
3,536,553	3.00%, 11/01/51, Pool #CB2170	3,117,487
12,329,084	2.50%, 6/01/52, Pool #FA0543	10,604,115
22,837,183	3.00%, 6/01/52, Pool #FS8022(e)	20,314,900
5,579,482	4.50%, 11/01/52, Pool #FS3809	5,432,028
5,325,328	5.00%, 11/01/52, Pool #CB5278	5,293,468
5,851,227	5.50%, 3/01/53, Pool #FS3925	5,964,729
6,711,776	4.50%, 5/01/53, Pool #CB6304	6,537,387
13,017,622	5.00%, 5/01/53, Pool #FS4929(e)	13,050,750
7,595,420	5.50%, 5/01/53, Pool #FS4571	7,684,306
7,655,717	6.00%, 6/01/53, Pool #FS6616	7,844,755
8,712,904	5.50%, 7/01/53, Pool #FS5589	8,844,433
12,658,278	6.00%, 9/01/53, Pool #CB7124(e)	13,192,832
9,650,264	6.00%, 4/01/54, Pool #FA0566	9,886,160
11,888,683	6.00%, 6/01/54, Pool #CB8755	12,195,524
6,050,986	5.50%, 11/01/54, Pool #FS9801	6,097,218
6,809,834	5.00%, 5/01/55, Pool #FA1475	6,731,098
		202,576,663
	Federal Farm Credit Banks Funding Corp. — 0.29%
5,325,000	2.40%, 3/24/36	4,342,509
	Freddie Mac — 9.35%
16,282	2.50%, 1/01/28, Pool #ZK4918	16,055
101,294	3.50%, 7/01/30, Pool #ZS8575	100,091
20,759	5.00%, 3/01/36, Pool #ZS4230	20,958
644,056	4.00%, 4/01/36, Pool #ZA2413	632,889
5,899	5.00%, 7/01/36, Pool #ZS1139	5,959
496,553	3.50%, 8/01/36, Pool #ZA2425	480,060
66,878	6.50%, 9/01/36, Pool #ZS4257	70,416
1,170,813	3.50%, 11/01/36, Pool #ZA2439	1,130,057
26,546	5.00%, 2/01/37, Pool #ZI5759	26,828

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
987,368	4.00%, 5/01/37, Pool #ZA2461	968,367
24,695	4.50%, 10/01/39, Pool #ZI9349	24,321
3,508,936	3.00%, 5/01/40, Pool #RB5049	3,264,506
80,538	5.00%, 6/01/40, Pool #ZA1049	81,395
169,308	5.00%, 7/01/40, Pool #ZJ0194	171,112
22,941	5.00%, 9/01/40, Pool #ZA1066	23,185
4,906,049	2.00%, 12/01/40, Pool #RB5090	4,328,943
294,605	4.00%, 12/01/42, Pool #ZS3671	283,001
222,905	3.50%, 5/01/43, Pool #ZL5915	209,685
112,037	4.00%, 5/01/44, Pool #ZA4468	107,926
58,798	4.00%, 7/01/44, Pool #ZS4573	56,659
104,448	4.00%, 9/01/44, Pool #ZL8439	100,588
1,127,164	3.50%, 1/01/45, Pool #ZL8964	1,059,356
1,181,840	3.50%, 5/01/46, Pool #ZS4663	1,106,695
328,500	4.00%, 8/01/46, Pool #ZS4673	315,225
806,297	3.50%, 9/01/46, Pool #ZS4678	757,102
1,752,646	3.50%, 9/01/47, Pool #ZM4305	1,635,216
499,837	3.50%, 1/01/48, Pool #ZM5375	465,727
396,963	4.00%, 6/01/48, Pool #ZT0541	380,184
2,048,635	3.00%, 11/01/49, Pool #QA4336	1,826,182
1,758,349	3.50%, 6/01/50, Pool #RA2794	1,628,199
7,472,653	2.50%, 7/01/50, Pool #RA2970	6,357,160
185,065	3.00%, 1/01/51, Pool #SD8123	163,366
1,017,397	3.00%, 12/01/51, Pool #SD8184	901,865
4,245,329	3.50%, 4/01/52, Pool #RA7191	3,909,792
8,149,939	4.00%, 5/01/52, Pool #RA7306	7,728,206
9,780,625	3.50%, 6/01/52, Pool #SD2670	9,125,368
8,193,167	4.00%, 8/01/52, Pool #SD3617	7,855,837
7,708,961	4.50%, 8/01/52, Pool #SD1515	7,463,861
7,923,123	5.00%, 9/01/52, Pool #RA7936	7,887,731
7,739,145	5.00%, 10/01/52, Pool #SD1710	7,671,407
7,455,468	5.50%, 2/01/53, Pool #QF8052	7,545,400
9,866,337	4.00%, 3/01/53, Pool #SD3107	9,378,316
2,472,348	5.00%, 3/01/53, Pool #SD2390	2,460,010
13,220,760	5.50%, 3/01/53, Pool #SD2774(e)	13,419,442
9,081,488	5.00%, 8/01/53, Pool #SD3814	8,995,197
1,415,131	5.00%, 9/01/53, Pool #SD4220	1,410,229
3,743,441	5.50%, 12/01/54, Pool #SD6940	3,819,618
3,146,307	6.00%, 3/01/55, Pool #SL0528	3,208,257
7,438,481	5.50%, 8/01/55, Pool #SL1812	7,515,630
		138,093,579
	Ginnie Mae I — 0.00%
39,380	5.00%, 2/15/40, Pool #737037	40,202
	Ginnie Mae II — 0.32%
4,987,608	4.00%, 7/20/52, Pool #786280	4,694,073
Total (Cost $356,656,255)		349,747,026

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 13.11%
1,480,500	United States Treasury Bond, 2.63%, 2/15/29	1,432,384
1,592,600	United States Treasury Bond, 4.00%, 2/15/34	1,570,951
77,188,900	United States Treasury Bond, 2.50%, 2/15/45	54,131,731
71,179,100	United States Treasury Bond, 1.38%, 8/15/50	34,805,468
38,329,200	United States Treasury Bond, 4.25%, 8/15/54	34,328,589

See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — (continued)
16,422,900	United States Treasury Note/Bond, 3.38%, 2/29/28	16,293,313
9,602,100	United States Treasury Note/Bond, 4.00%, 4/30/32	9,566,467
34,169,000	United States Treasury Inflation Indexed Bonds, 1.88%, 7/15/35	34,441,024
7,094,200	United States Treasury Note/Bond, 4.13%, 2/15/36	6,983,353
Total (Cost $197,887,471)		193,553,280

Principal Amount		Fair Value
Shares		Fair Value
MONEY MARKET FUNDS — 1.21%
17,786,882	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(f)	17,786,882
Total Money Market Funds (Cost $17,786,882)		17,786,882
Total Investments— 102.43%		1,511,954,169
(Cost $1,533,361,103) Liabilities in Excess of Other Assets — (2.43)%		(35,909,356)
NET ASSETS — 100.00%		1,476,044,813

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2026. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	The security was purchased on a when-issued of forward commitment basis (Note 3) (e) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2026 is $68,241,750, which represents 4.6% of net assets.
(f)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Futures Contracts (Unaudited)

March 31, 2026

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
CBOT 2 Year US Treasury Note Future	375	07/01/2026	$78,348,600	$77,791,992	$(556,608)
CBOT 5 Year US Treasury Note	495	07/01/2026	54,302,985	53,548,946	(754,039)
CBOT US Treasure Bond Futures	102	06/22/2026	12,083,818	11,615,250	(468,568)
Total Futures Contracts			$144,735,403	$142,956,188	$(1,779,215)

See accompanying notes to financial statements.

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Investments (Unaudited)

March 31, 2026

Principal Amount		Fair Value
CORPORATE BONDS — 95.20%
	AEROSPACE & DEFENSE — 3.67%
358,000	Boeing Co. (The), 5.71%, 5/01/40	$358,563
65,000	Honeywell Aerospace, Inc., 5.62%, 3/16/46(a)	64,056
527,000	RTX Corp, 4.35%, 4/15/47	436,354
236,000	RTX Corp., 2.82%, 9/01/51	144,335
382,000	Lockheed Martin Corp., 4.15%, 6/15/53	301,563
528,000	Boeing Co. (The), 6.86%, 5/01/54	581,103
178,000	Boeing Co. (The), 5.93%, 5/01/60	170,860
		2,056,834
	ASSET MANAGEMENT — 0.78%
132,000	Blue Owl Finance LLC, Series C10, 4.13%, 10/07/51	86,941
148,000	KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	92,042
203,000	Ares Management Corp., 5.60%, 10/11/54	178,812
80,000	Brookfield Asset Management Ltd, 6.08%, 9/15/55	79,033
		436,828
	AUTOMOTIVE — 0.25%
134,000	General Motors Co, 6.75%, 4/01/46	138,724
	BANKS — 8.56%
86,000	Sumitomo Mitsui Financial Group Inc, 5.33%, 3/03/41	83,391
168,000	Bank of America Corp., 2.48%, 9/21/36	145,337
107,000	FifthThird Bancorp, 8.25%, 3/01/38	128,633
285,000	Bank of America Corp., 4.24%, 4/24/38	258,140
100,000	HSBC Holdings PLC, 6.80%, 6/01/38	107,642
294,000	Morgan Stanley, 3.97%, 7/22/38	256,504
136,000	JPMorgan Chase & Co., 3.88%, 7/24/38 (TSFR3M + 162 bps)(b)	119,286
91,000	Citigroup, Inc., 3.88%, 1/24/39	78,471
143,000	Westpac Banking Corp., 2.96%, 11/16/40	105,951
146,000	Citigroup, Inc., 5.32%, 3/26/41	141,027
428,000	JPMorgan Chase & Co., 3.11%, 4/22/41 (TSFR3M + 246 bps)(b)	326,386
226,000	Wells Fargo & Co., 3.07%, 4/30/41	169,670
593,000	Bank of America Corp. MTN, 2.68%, 6/19/41	424,973
127,000	Citigroup, Inc., 5.88%, 1/30/42	128,554
522,000	JPMorgan Chase & Co., 3.16%, 4/22/42	392,457
404,000	Barclays PLC, 3.33%, 11/24/42 (H15T1Y + 130 bps)(b)	300,273
502,000	Wells Fargo & Co., 5.38%, 11/02/43	469,261
165,000	JPMorgan Chase & Co., 5.53%, 11/29/45	162,063
200,000	Lloyds Banking Group PLC, 3.37%, 12/14/46	144,295
224,000	JPMorgan Chase & Co., 4.26%, 2/22/48	183,125
151,000	Charles Schwab Corp. (The), Series H, 4.00%, 12/31/49 (H15T10Y + 307.90 bps)(b)(c)	139,681
333,000	Bank of America Corp. MTN, 4.33%, 3/15/50 (TSFR3M + 178 bps)(b)	269,982
186,000	Wells Fargo & Co. MTN, 5.01%, 4/04/51 (TSFR3M + 450 bps)(b)	163,865

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
141,000	S&P Global, Inc., 3.70%, 3/01/52	102,476
		4,801,443
	BEVERAGES — 2.70%
161,000	Diageo Capital PLC, 3.88%, 4/29/43	127,879
252,000	Anheuser-Busch Cos. LLC, 4.90%, 2/01/46	227,095
300,000	Bacardi Ltd., 5.30%, 5/15/48(a)	260,995
445,000	Anheuser-Busch InBev Worldwide Inc., 5.55%, 1/23/49	432,172
238,000	Constellation Brands, Inc., 3.75%, 5/01/50	171,501
172,000	PepsiCo, Inc., 2.75%, 10/21/51	105,555
216,000	PepsiCo, Inc., 4.65%, 2/15/53	186,552
		1,511,749
	BIOTECH & PHARMA — 1.60%
260,000	CSL Finance PLC, 4.75%, 4/27/52(a)	220,333
101,000	CSL Finance PLC, 5.42%, 4/03/54(a)	94,342
66,000	AbbVie Inc., 5.60%, 3/15/55	65,015
357,000	Eli Lilly & Co, 5.55%, 10/15/55	352,408
167,000	AbbVie Inc, 5.65%, 3/15/66	162,630
		894,728
	BIOTECHNOLOGY — 3.12%
134,000	AbbVie, Inc., 4.05%, 11/21/39	117,615
237,000	Gilead Sciences, Inc., 2.60%, 10/01/40	171,539
63,000	Amgen, Inc., 5.15%, 11/15/41	59,729
146,000	AbbVie, Inc., 4.40%, 11/06/42	128,243
342,000	Amgen, Inc., 5.60%, 3/02/43	337,087
143,000	Baxalta, Inc., 5.25%, 6/23/45	133,105
257,000	AbbVie, Inc., 4.45%, 5/14/46	220,609
242,000	Amgen, Inc., 5.65%, 3/02/53	234,387
128,000	Amgen, Inc., 2.77%, 9/01/53	75,575
129,000	AbbVie, Inc., 5.40%, 3/15/54	123,177
191,000	Amgen, Inc., 4.40%, 2/22/62	147,743
		1,748,809
	CABLE & SATELLITE — 2.48%
115,000	Time Warner Cable LLC, 5.88%, 11/15/40	104,217
533,000	Charter Communications Operating LLC, 6.48%, 10/23/45	491,407
260,000	Charter Communications Operating LLC, 5.38%, 5/01/47(d)	209,219
256,000	Comcast Corp, 4.00%, 3/01/48	188,465
218,000	Charter Communications Operating LLC, 6.83%, 10/23/55	205,225
299,000	Charter Communications Operating LLC, 4.40%, 12/01/61	192,040
		1,390,573
	CAPITAL MARKETS — 1.08%
206,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	222,207
200,000	Jefferies Financial Group, Inc., 6.50%, 1/20/43	194,278
240,000	Intercontinental Exchange, Inc., 4.25%, 9/21/48	193,164
		609,649
	COMMERCIAL SERVICES & SUPPLIES — 0.22%
195,000	Republic Services, Inc., 2.95%, 1/15/52	123,729
	COMMUNICATIONS EQUIPMENT — 0.12%
73,000	Cisco Systems, Inc., 5.30%, 2/26/54	68,465

See accompanying notes to financial statements.

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	CONSTRUCTION MATERIALS — 0.47%
119,000	Vulcan Materials Co., 4.50%, 6/15/47	98,574
99,000	Martin Marietta Materials, Inc., 4.25%, 12/15/47	79,135
89,000	CRH America Finance, Inc., 5.60%, 2/09/56	85,435
		263,144
	CONTAINERS & PACKAGING — 0.56%
31,000	Packaging Corp. of America, 4.05%, 12/15/49	23,638
155,000	Packaging Corp. of America, 3.05%, 10/01/51	97,165
200,000	Smurfit Kappa Treasury ULC, 5.78%, 4/03/54	193,133
		313,936
	DIVERSIFIED FINANCIAL SERVICES — 0.59%
212,000	Corebridge Financial, Inc., 4.40%, 4/05/52	165,141
175,000	Apollo Global Management, Inc., 5.80%, 5/21/54	162,994
		328,135
	DIVERSIFIED TELECOMMUNICATION SERVICES — 2.60%
142,000	Verizon Communications, Inc., 2.65%, 11/20/40	99,671
178,000	Verizon Communications, Inc., 3.40%, 3/22/41	136,672
319,000	AT&T, Inc., 3.50%, 6/01/41	247,441
150,000	Deutsche Telekom AG, 3.63%, 1/21/50(a)	106,284
384,000	AT&T, Inc., 3.65%, 9/15/59	248,824
607,000	AT&T, Inc., 3.85%, 6/01/60	408,395
323,000	Verizon Communications, Inc., 3.70%, 3/22/61	215,224
		1,462,511
	E-COMMERCE DISCRETIONARY — 0.45%
48,000	Amazon.com, Inc., 5.65%, 3/13/46	47,834
202,000	Amazon.com, Inc., 5.80%, 3/13/56	201,838
		249,672
	ELECTRIC UTILITIES — 13.40%
66,000	Commonwealth Edison Co., 5.90%, 3/15/36	70,079
68,000	Florida Power & Light Co., 5.85%, 5/01/37	69,782
124,000	Duke Energy Carolinas LLC, 6.10%, 6/01/37	130,930
82,000	Duke Energy Florida LLC, 6.35%, 9/15/37	88,644
156,000	Public Service Electric & Gas Co. MTN, 5.38%, 11/01/39	153,667
119,000	Massachusetts Electric Co., 5.90%, 11/15/39(a)	121,828
65,000	Alabama Power Co, 5.50%, 3/15/41	64,442
72,000	Puget Sound Energy, Inc., 5.64%, 4/15/41	71,186
137,000	Florida Power & Light Co., 4.13%, 2/01/42	116,543
180,000	Virginia Electric and Power Co., 4.00%, 1/15/43	144,038
157,000	MidAmerican Energy Co., 4.80%, 9/15/43	141,819
205,000	Consolidated Edison Co. of New York, Inc., 4.45%, 3/15/44	174,911
150,000	DTE Electric Co., 4.30%, 7/01/44	125,684

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
67,000	Duke Energy Progress LLC, 4.15%, 12/01/44	54,513
85,000	Exelon Corp., 5.10%, 6/15/45	76,482
140,000	Exelon Corp., 4.45%, 4/15/46	114,865
317,000	Duke Energy Indiana LLC, 3.75%, 5/15/46	242,624
134,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46	99,861
172,000	FirstEnergy Corp., 4.85%, 7/15/47	146,464
132,000	DTE Electric Co., 3.75%, 8/15/47	99,197
100,000	Alabama Power Co., 3.70%, 12/01/47(d)	73,730
89,000	Consolidated Edison Co. of New York, Inc., 4.65%, 12/01/48	75,701
93,000	CenterPoint Energy Houston Electric LLC, 4.25%, 2/01/49	75,031
119,000	Appalachian Power Co, 4.50%, 3/01/49	96,459
90,000	FirstEnergy Transmission LLC, 4.55%, 4/01/49(a)	74,590
158,000	San Diego Gas & Electric Co., 4.10%, 6/15/49	121,199
273,000	Entergy Texas, Inc., 3.55%, 9/30/49	190,954
153,000	Union Electric Co., 3.25%, 10/01/49	102,415
648,000	Xcel Energy, Inc., 3.50%, 12/01/49(d)	452,036
323,000	Georgia Power Co., 3.70%, 1/30/50	236,292
246,000	AEP Transmission Co. LLC, 3.65%, 4/01/50(d)	178,302
148,000	San Diego Gas & Electric Co., 3.32%, 4/15/50	99,314
180,000	Baltimore Gas and Electric Co., 2.90%, 6/15/50	113,118
252,000	CenterPoint Energy Houston Electric LLC, 2.90%, 7/01/50(d)	159,200
127,000	Berkshire Hathaway Energy Co., 4.25%, 10/15/50	98,818
173,000	Commonwealth Edison Co., 3.13%, 3/15/51	111,937
199,000	Duke Energy Progress LLC, 2.90%, 8/15/51	122,586
178,000	PECO Energy Co., 2.85%, 9/15/51	109,166
149,000	Puget Sound Energy, Inc., 2.89%, 9/15/51	92,015
62,000	Northern States Power Co., 4.50%, 6/01/52	51,600
199,000	Duke Energy Corp., 5.00%, 8/15/52	170,281
122,000	Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52	107,154
130,000	Duke Energy Carolinas LLC, 5.35%, 1/15/53	121,799
78,000	Union Electric Co., 5.45%, 3/15/53	73,723
167,000	Indiana Michigan Power Co., 5.63%, 4/01/53	160,746
87,000	Public Service Electric and Gas Co., 5.45%, 8/01/53	83,544
90,000	Entergy Texas, Inc., 5.80%, 9/01/53	89,064
102,000	Duke Energy Corp., 6.10%, 9/15/53	102,290
219,000	NextEra Energy Capital Holdings, Inc., 5.55%, 3/15/54	205,865
266,000	Entergy Louisiana LLC, 5.70%, 3/15/54	258,353
101,000	Public Service Electric and Gas Co., 5.50%, 3/01/55	97,495
204,000	Duke Energy Progress LLC, 5.55%, 3/15/55	197,070
210,000	Virginia Electric and Power Co., 5.65%, 3/15/55	201,030
39,000	Entergy Mississippi LLC, 5.80%, 4/15/55	38,439

See accompanying notes to financial statements.

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
108,000	DTE Electric Co., 5.85%, 5/15/55	108,710
68,000	Virginia Electric and Power Co, 5.60%, 9/15/55	64,714
84,000	DTE Electric Co., 5.55%, 3/01/56	81,216
50,000	Indiana Michigan Power Co, 5.60%, 3/15/56	48,228
133,000	Florida Power & Light Co., 5.80%, 3/15/65	132,493
162,000	Dominion Energy South Carolina, Inc., 5.10%, 6/01/65	141,963
95,000	Florida Power & Light Co., 5.60%, 2/15/66	91,518
		7,517,717
	ELECTRICAL EQUIPMENT — 0.60%
205,000	Amphenol Corp, 5.30%, 11/15/55	192,518
148,000	GE Vernova, Inc., 5.50%, 2/04/56	142,375
		334,893
	ENERGY EQUIPMENT & SERVICES — 0.16%
94,000	Halliburton Co., 4.85%, 11/15/35	91,413
	ENTERTAINMENT — 0.10%
87,000	Walt Disney Co. (The), 2.75%, 9/01/49	53,929
	EQUITY REAL ESTATE -INVESTMENT TRUSTS -(REITS) — 0.22%
180,000	NNN REIT, Inc., 3.50%, 4/15/51	124,532
	FINANCIAL SERVICES — 0.91%
101,000	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42(a)	102,653
115,000	KKR Group Finance Co. III LLC, 5.13%, 6/01/44(a)	101,504
200,000	UBS Group AG, 5.38%, 9/06/45 (USISSO01 + 186 bps)(a)(b)	188,826
41,000	BlackRock Funding, Inc., 5.25%, 3/14/54	38,138
84,000	BlackRock Funding, Inc., 5.35%, 1/08/55	79,517
		510,638
	FOOD — 1.94%
77,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	67,711
79,000	Cargill, Inc., 4.76%, 11/23/45(a)	69,921
288,000	Kraft Heinz Foods Co., 4.88%, 10/01/49	235,522
132,000	Cargill, Inc., 4.38%, 4/22/52(a)	108,243
97,000	JBS NV/JBS USA Foods Group Holdings, Inc, 6.25%, 3/01/56	95,089
330,000	JBS NV/JBS USA Foods Group Holdings, Inc., 6.40%, 5/10/57(a)	329,389
183,000	JBS NV/JBS USA Foods Group Holdings, Inc, 6.38%, 4/15/66	179,571
		1,085,446
	GAS & WATER UTILITIES — 0.51%
344,000	Southern Co Gas Capital Corp., 3.15%, 9/30/51	220,404
68,000	Atmos Energy Corp, 5.45%, 1/15/56(e)	64,907
		285,311
	GAS UTILITIES — 0.15%
99,000	Atmos Energy Corp., 4.13%, 10/15/44	81,881
	HEALTH CARE EQUIPMENT & SUPPLIES — 0.45%
94,000	Stryker Corp., 4.63%, 3/15/46	81,419
70,000	Abbott Laboratories, 4.90%, 11/30/46(d)	64,255
100,000	GE HealthCare Technologies, Inc., 6.38%, 11/22/52	106,209
		251,883

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	HEALTH CARE FACILITIES & SERVICES — 1.24%
243,000	UnitedHealth Group Inc., 2.75%, 5/15/40	176,749
218,000	HCA, Inc., 5.50%, 6/15/47	199,765
181,000	HCA, Inc., 3.50%, 7/15/51	119,796
129,000	HCA, Inc., 6.00%, 4/01/54	124,511
77,000	CVS Health Corp., 6.20%, 9/15/55	76,269
		697,090
	HEALTH CARE PROVIDERS & SERVICES — 1.32%
255,000	CVS Health Corp., 5.13%, 7/20/45	223,826
172,000	UnitedHealth Group, Inc., 3.75%, 10/15/47	127,210
194,000	Elevance Health, Inc., 4.38%, 12/01/47	156,049
78,000	CVS Health Corp., 5.88%, 6/01/53	73,857
188,000	UnitedHealth Group, Inc., 4.95%, 5/15/62	157,839
		738,781
	HOTELS, RESTAURANTS & LEISURE — 0.95%
213,000	McDonald's Corp., 4.88%, 12/09/45	189,804
219,000	McDonald's Corp., 3.63%, 9/01/49	157,619
269,000	Starbucks Corp., 3.50%, 11/15/50	185,579
		533,002
	HOUSEHOLD PRODUCTS — 0.34%
250,000	Haleon US Capital LLC, 4.00%, 3/24/52	191,566
	INDEPENDENT POWER/RENEWABLE ELECTRICITY PRODUCERS — 0.11%
70,000	Tennessee Valley Authority, 4.25%, 9/15/52	59,084
	INSTITUTIONAL FINANCIAL SERVICES — 0.68%
92,000	Morgan Stanley, 5.31%, 1/18/41	88,810
119,000	Morgan Stanley, 6.38%, 7/24/42	127,495
171,000	Goldman Sachs Group, Inc., 5.54%, 1/21/47	162,955
		379,260
	INSURANCE — 5.92%
177,000	SBL Holdings, Inc., 7.20%, 10/30/34(a)	154,877
91,000	New York Life Insurance Co., 6.75%, 11/15/39(a)	101,478
64,000	Transatlantic Holdings, Inc., 8.00%, 11/30/39	77,172
130,000	Teachers Insurance & Annuity Ass. of America, 6.85%, 12/16/39(a)	145,764
137,000	Enstar Finance LLC, 5.50%, 1/15/42 (H15T5Y + 400.60 bps)(b)	134,700
85,000	Securian Financial Group, Inc., 4.80%, 4/15/48(a)	72,125
86,000	Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	70,096
120,000	New York Life Insurance Co., 3.75%, 5/15/50(a)	87,027
148,000	Pacific LifeCorp, 3.35%, 9/15/50(a)	98,780
145,000	Prudential Financial, Inc., 3.70%, 10/01/50 (H15T5Y + 303.50 bps)(b)	131,723
140,000	Northwestern Mutual Life Insurance Co. (The), 3.45%, 3/30/51(a)	96,263
137,000	Fidelity National Financial, Inc., 3.20%, 9/17/51	83,101
137,000	Aon Corp / Aon Global Holdings PLC, 3.90%, 2/28/52	99,900
68,000	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	51,325

See accompanying notes to financial statements.

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
217,000	Athene Holding Ltd., 3.45%, 5/15/52	132,275
312,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	290,638
496,000	Athene Holding Ltd., 6.25%, 4/01/54	455,121
224,000	Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y + 264.60 bps)(b)	220,154
200,000	Athene Holding Ltd., 6.63%, 10/15/54	184,725
40,000	Northwestern Mutual Life Insurance Co. (The), 6.17%, 5/29/55(a)	41,087
167,000	Symetra Life Insurance Co, 6.55%, 10/01/55(a)	167,328
172,000	Global Atlantic Fin Co., 7.25%, 3/01/56(a)	162,121
168,000	W R Berkley Corp., 3.15%, 9/30/61	97,636
85,000	Guardian Life Insurance Co. of America (The), 4.88%, 6/19/64(a)	71,662
129,000	New York Life Insurance Co., 4.45%, 5/15/69(a)	97,499
		3,324,577
	INTERACTIVE MEDIA & SERVICES — 0.50%
237,000	Meta Platforms, Inc., 4.45%, 8/15/52	186,439
99,000	Meta Platforms, Inc., 5.75%, 5/15/63	92,132
		278,571
	INTERNET & DIRECT MARKETING RETAIL — 0.75%
253,000	Amazon.com, Inc., 2.50%, 6/03/50	147,693
503,000	Amazon.com, Inc., 2.70%, 6/03/60	274,622
		422,315
	INTERNET MEDIA & SERVICES — 1.36%
149,000	Alphabet, Inc., 5.35%, 11/15/45	145,691
128,000	Meta Platforms Inc, 5.50%, 11/15/45	121,128
322,000	Beignet Investor LLC, 6.58%, 5/30/49(a)	331,067
167,000	Alphabet, Inc., 5.75%, 2/15/66	165,387
		763,273
	IT SERVICES — 0.22%
144,000	Visa, Inc., 4.30%, 12/14/45	122,175
	LEISURE PRODUCTS — 0.39%
240,000	Mattel, Inc., 5.45%, 11/01/41	217,323
	MACHINERY — 1.02%
121,000	Deere & Co., 3.90%, 6/09/42	102,126
124,000	Caterpillar, Inc., 3.80%, 8/15/42	102,294
97,000	Cummins, Inc., 5.45%, 2/20/54	93,638
81,000	Caterpillar Inc., 5.50%, 5/15/55	80,972
200,000	Eaton Corp, 5.45%, 3/06/56	193,602
		572,632
	MEDIA — 0.85%
265,000	Comcast Corp., 3.40%, 7/15/46	180,735
205,000	Comcast Corp., 2.80%, 1/15/51	117,270
200,000	Comcast Corp., 5.50%, 5/15/64	177,126
		475,131
	MEDICAL EQUIPMENT & DEVICES — 0.20%
117,000	Abbott Laboratories, 5.60%, 3/15/66	114,045
	METALS & MINING — 2.05%
341,000	Freeport-McMoRan Inc., 5.45%, 3/15/43	322,615
106,000	Southern Copper Corp., 5.88%, 4/23/45	104,849
181,000	Steel Dynamics, Inc., 3.25%, 10/15/50	118,155
242,000	Anglo American Capital PLC, 6.00%, 4/05/54(a)	235,687
296,000	Rio Tinto Finance USA PLC, 5.75%, 3/14/55	295,291

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
120,000	Nucor Corp., 2.98%, 12/15/55	72,827
		1,149,424
	MULTI-UTILITIES — 1.39%
231,000	Sempra, 3.80%, 2/01/38	194,994
189,000	Dominion Energy, Inc., 3.30%, 4/15/41	140,205
141,000	CMS Energy Corp., 4.70%, 3/31/43	119,169
131,000	NiSource, Inc., 4.80%, 2/15/44	114,708
135,000	CMS Energy Corp., 3.75%, 12/01/50	123,156
104,000	Dominion Energy, Inc., 4.85%, 8/15/52	87,118
		779,350
	OIL & GAS PRODUCERS — 4.63%
56,000	Woodside Finance Ltd., 6.00%, 5/19/35	58,358
99,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37	105,042
122,000	Enterprise Products Operating LLC, 6.13%, 10/15/39	129,805
100,000	Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	84,560
94,000	Enterprise Products Operating LLC, 6.45%, 9/01/40	103,358
106,000	BP Capital Markets America, Inc., 3.06%, 6/17/41	79,665
148,000	APA Corp., 5.25%, 2/01/42	126,373
117,000	Shell Finance US, Inc., 4.55%, 8/12/43	102,970
90,000	Eastern Gas Transmission & Storage, Inc., 4.80%, 11/01/43	78,622
147,000	DCP Midstream Operating LP, 5.60%, 4/01/44	139,893
122,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 6/15/44	103,081
234,000	APA Corp., 5.35%, 7/01/49	197,181
253,000	Enterprise Products Operating LLC, 3.30%, 2/15/53	167,153
214,000	Woodside Finance Ltd., 5.70%, 9/12/54	201,420
150,000	Aker BP ASA, 5.80%, 10/01/54(a)	137,096
162,000	Williams Cos Inc/The, 6.00%, 3/15/55	160,536
40,000	Cheniere Energy, Inc., 6.00%, 7/30/56(a)	39,858
90,000	ConocoPhillips Co., 4.03%, 3/15/62	64,831
200,000	Saudi Arabian Oil Co., 5.88%, 7/17/64(a)	182,000
213,000	TotalEnergies Capital SA, 5.43%, 9/10/64	198,049
149,000	ONEOK, Inc., 5.85%, 11/01/64	135,776
		2,595,627
	OIL & GAS SERVICES & EQUIPMENT — 0.28%
160,000	Baker Hughes Holdings LLC, 5.85%, 6/15/56	156,567
	OIL, GAS & CONSUMABLE FUELS — 4.35%
63,000	Energy Transfer LP, 7.50%, 7/01/38	72,171
255,000	Exxon Mobil Corp., 4.23%, 3/19/40	230,747
109,000	Williams Cos. Inc. (The), 6.30%, 4/15/40	115,356
48,000	Equinor ASA, 5.10%, 8/17/40	47,025
200,000	Marathon Petroleum Corp., 6.50%, 3/01/41	212,882
225,000	Kinder Morgan Energy Partners LP, 5.63%, 9/01/41	217,920
235,000	Energy Transfer LP, 5.00%, 5/15/44	204,575
140,000	Energy Transfer LP, 5.35%, 5/15/45	125,155
119,000	Kinder Morgan, Inc., 5.55%, 6/01/45	113,505
149,000	MPLX LP, 5.20%, 12/01/47	130,705
275,000	MPLX LP, 4.70%, 4/15/48	223,520
121,000	Energy Transfer LP, 5.00%, 5/15/50	100,415

See accompanying notes to financial statements.

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
107,000	MPLX LP, 4.95%, 3/14/52	88,827
140,000	Targa Resources Corp., 6.25%, 7/01/52	139,407
98,000	Kinder Morgan, Inc., 5.45%, 8/01/52	90,470
163,000	Ovintiv, Inc., 7.10%, 7/15/53	176,209
78,000	Energy Transfer LP, 5.95%, 5/15/54	73,139
80,000	Diamondback Energy, Inc., 5.90%, 4/18/64	75,699
		2,437,727
	PHARMACEUTICALS — 0.94%
176,000	Bristol-Myers Squibb Co., 2.35%, 11/13/40	122,725
133,000	Zoetis, Inc., 4.70%, 2/01/43	118,599
185,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	148,568
232,000	Bristol-Myers Squibb Co., 2.55%, 11/13/50	135,588
		525,480
	REIT — 1.97%
113,000	UDR, Inc., 3.10%, 11/01/34	96,681
151,000	Kimco Realty OP LLC, 4.25%, 4/01/45	124,683
149,000	Kimco Realty OP LLC, 4.45%, 9/01/47	123,491
99,000	Simon Property Group LP, 3.25%, 9/13/49	66,339
107,000	Prologis LP, 3.00%, 4/15/50	69,113
46,000	Mid-America Apartments LP, 2.88%, 9/15/51	28,345
202,000	American Homes 4 Rent LP, 4.30%, 4/15/52	153,683
120,000	Prologis LP, 5.25%, 6/15/53	111,822
78,000	Public Storage Operating Co., 5.35%, 8/01/53	73,559
105,000	Realty Income Corp., 5.38%, 9/01/54	99,810
		1,102,823
	RETAIL - CONSUMER STAPLES — 0.43%
257,000	Kroger Co/The, 5.50%, 9/15/54	238,670
	RETAIL - DISCRETIONARY — 0.38%
194,000	ERAC USA Finance LLC., 4.50%, 2/15/45(a)	165,943
78,000	Lowe's Cos Inc, 3.00%, 10/15/50	48,193
		214,136
	ROAD & RAIL — 1.27%
92,000	CSX Corp., 6.00%, 10/01/36	98,475
105,000	Union Pacific Corp., 3.60%, 9/15/37	91,850
31,000	Union Pacific Corp., 3.38%, 2/14/42	23,999
99,000	Norfolk Southern Corp., 3.95%, 10/01/42	80,229
107,000	CSX Corp., 4.30%, 3/01/48	87,341
64,000	Norfolk Southern Corp., 3.40%, 11/01/49	44,040
248,000	Union Pacific Corp., 2.95%, 3/10/52	154,686
160,000	CSX Corp., 4.50%, 11/15/52	133,130
		713,750
	SEMICONDUCTORS — 1.80%
177,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	184,503
415,000	Broadcom Inc, 3.50%, 2/15/41	331,090
67,000	Intel Corp, 3.73%, 12/08/47	46,818
55,000	Intel Corp, 3.25%, 11/15/49	34,749
72,000	Broadcom Inc, 3.75%, 2/15/51	53,590
97,000	Intel Corp, 4.90%, 8/05/52	79,239
260,000	Intel Corp., 5.70%, 2/10/53	239,399

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
39,000	Broadcom, Inc., 5.70%, 1/15/56	38,798
		1,008,186
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.47%
224,000	Lam Research Corp., 2.88%, 6/15/50	141,165
136,000	KLA Corp., 4.95%, 7/15/52	121,732
		262,897
	SOFTWARE — 3.16%
149,000	Oracle Corp., 3.65%, 3/25/41	106,038
167,000	Oracle Corp., 6.55%, 2/04/46	155,804
484,000	Oracle Corp., 4.00%, 7/15/46	325,940
191,000	Oracle Corp., 3.60%, 4/01/50	115,312
181,000	Oracle Corp., 3.95%, 3/25/51	114,692
150,000	Oracle Corp., 6.90%, 11/09/52	141,619
127,000	Synopsys, Inc., 5.70%, 4/01/55	121,423
97,000	Oracle Corp., 4.38%, 5/15/55	64,111
144,000	Oracle Corp., 3.85%, 4/01/60	84,740
461,000	Microsoft Corp., 2.68%, 6/01/60	257,483
73,000	Oracle Corp., 6.13%, 8/03/65	60,726
267,000	Oracle Corp, 6.10%, 9/26/65	221,391
		1,769,279
	SPECIALTY FINANCE — 0.57%
84,000	American Express Co, 5.41%, 2/08/41	83,350
296,000	AerCap Ireland Capital DAC, 3.85%, 10/29/41	235,849
		319,199
	SPECIALTY RETAIL — 1.17%
169,000	Lowe's Cos, Inc., 5.00%, 4/15/40	159,722
158,000	Home Depot, Inc. (The), 3.13%, 12/15/49	104,681
292,000	Lowe's Cos, Inc., 3.50%, 4/01/51	198,277
325,000	Home Depot, Inc. (The), 2.75%, 9/15/51	195,712
		658,392
	TECHNOLOGY HARDWARE — 0.15%
124,000	Dell International LLC / EMC Corp., 3.45%, 12/15/51	83,920
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.00%
213,000	Apple, Inc., 3.85%, 5/04/43	176,090
85,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45	84,863
226,000	Apple, Inc., 3.85%, 8/04/46	179,400
201,000	Apple, Inc., 2.65%, 5/11/50	122,986
		563,339
	TELECOMMUNICATIONS — 2.83%
377,000	T-Mobile USA, Inc., 4.38%, 4/15/40	331,387
150,000	AT&T Inc, 5.55%, 11/01/45	142,005
389,000	AT&T Inc, 5.15%, 11/15/46(d)	348,600
73,000	Telefonica Emisiones SA, 5.21%, 3/08/47	63,389
241,000	AT&T Inc, 3.65%, 6/01/51	165,455
177,000	T-Mobile USA, Inc., 5.65%, 1/15/53	167,394
61,000	Verizon Communications Inc, 5.88%, 11/30/55	59,333
189,000	T-Mobile USA, Inc., 3.60%, 11/15/60	122,668
192,000	T-Mobile USA, Inc., 5.80%, 9/15/62	184,115
		1,584,346
	TOBACCO — 0.68%
324,000	Philip Morris International, Inc., 4.38%, 11/15/41	281,270

See accompanying notes to financial statements.

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
138,000	Altria Group, Inc., 3.88%, 9/16/46	101,078
		382,348
	TOBACCO & CANNABIS — 0.91%
66,000	Altria Group Inc, 4.25%, 8/09/42	53,764
158,000	BAT Capital Corp., 4.54%, 8/15/47	128,285
299,000	BAT Capital Corp., 7.08%, 8/02/53	330,355
		512,404
	TRANSPORTATION & LOGISTICS — 1.14%
81,327	Polar Tankers, Inc., 5.95%, 5/10/37(a)	85,522
224,000	Burlington Northern Santa Fe LLC, 4.90%, 4/01/44	205,353
112,000	Burlington Northern Santa Fe LLC., 4.15%, 12/15/48	89,692
280,000	Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	257,662
		638,229
	WIRELESS TELECOMMUNICATION SERVICES — 0.37%
200,000	America Movil SAB de CV, 6.13%, 3/30/40	208,479
Total (Cost $57,054,586)		53,374,672

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.28%
157,000	American Tower Trust, Series 2018-1, Class A, 3.65%, 3/15/28(a)	155,297
Total (Cost $156,232)		155,297
U.S. TREASURY BONDS & NOTES — 2.37%
1,895,500	United States Treasury Bond, 2.50%, 2/15/45	1,329,293
Total (Cost $1,337,510)		1,329,293

Shares		Fair Value
MONEY MARKET FUNDS — 1.61%
904,004	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(f)	904,004
Total Money Market Funds		904,004
(Cost $904,004)
Total Investments— 99.46%		55,763,266
(Cost $59,452,332)
Other Assets in Excess of Liabilities— 0.54%		303,848
NET ASSETS — 100.00%		56,067,114

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2026. The maturity date reflected is the final maturity date.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2026 is $987,065, which represents 1.8% of net assets.
(e)	The security was purchased on a when-issued of forward commitment basis (Note 3)
(f)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Investments (Unaudited)

March 31, 2026

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 13.45%
600,000	Carvana Auto Receivables Trust, Series P3, Class B, 1.42%, 8/10/27	592,018
1,250,000	Avis Budget Rental Car Funding AESOP LLC, Series 4A, Class A, 5.49%, 6/20/29(a)	1,273,468
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 8A, Class A, 6.02%, 2/20/30(a)	1,036,929
1,212,000	Hertz Vehicle Financing III LLC, Series 4A, Class A, 6.15%, 3/25/30(a)	1,259,971
24,580	United States Small Business Administration, Series 20D, Class 1, 4.36%, 4/01/30(b)	24,548
1,009,000	Dryden CLO Ltd., Series 53A, Class BR, 4.97%, 1/15/31(a)(c)	1,009,131
994,000	Hertz Vehicle Financing III LLC, Series 2A, Class A, 5.48%, 1/27/31(a)	1,013,258
1,581,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 41A, Class AR, 4.72%, 4/15/34 (TSFR3M + 105 bps)(a)(c)(d)	1,578,328
1,582,000	LCM 33 Ltd, Series 33A, Class AR, 4.85%, 7/20/34 (TSFR3M + 118.00 bps)(a)(d)	1,582,538
1,012,000	OneMain Financial Issuance Trust, Series 2A, Class A, 3.14%, 10/14/36(a)(b)	995,290
923,672	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, 8/27/40(a)	927,122
305,669	Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 4.83%, 8/20/41(a)	305,970
1,835,830	Tricon Residential Trust, Series 2025-SFR, Class A, 4.77%, 3/17/42 (TSFR1M + 110 bps)(a)(d)	1,832,388
689,856	MVW LLC, Series 2024-2, Class A, 4.43%, 3/20/42(a)	686,212
242,000	VDCM Commercial Mortgage Trust 2025-AZ, Series AZ, Class C, 6.03%, 7/13/44(a)(d)	243,235
133,033	SoFi Professional Loan Program Trust, Series A, Class A2FX, 2.54%, 5/15/46(a)(b)	128,548
1,273,049	SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 3/16/54(a)	1,280,892
579,000	QTS Issuer ABS II LLC, Series 3A, Class A2, 6.16%, 1/05/56(a)	568,660
928,000	BANK5 2025-5YR17, Series 5YR17, Class A3, 5.23%, 11/15/58	946,418
1,500,000	BBCMS Mortgage Trust 2025-C39, Series C39, 5.30%, 12/15/58	1,521,304
906,000	Vantage Data Centers LLC, Series 1A, Class A2, 5.13%, 8/15/55(a)	886,384
Total (Cost $19,757,307)		19,692,612

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.76%
289,308	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.88%, 7/25/27(b)	284,387
85,000	Benchmark Mortgage Trust, Series V6, Class A3, 5.93%, 3/15/29	87,720
553,000	Benchmark Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/29	571,854
140,000	Freddie Mac Multifamily Structured Pass Through, Series K159, Class A2, 3.95%, 11/25/30(c)	138,288
5,013	CSFB Mortgage-Backed Pass-Through Certificates, Series 1, Class 2A1, 6.50%, 2/25/34	5,018
20,781	CHL Mortgage Pass-Through Trust, Series 3, Class A4, 5.75%, 4/25/34	20,649
8,925	Citigroup Mortgage Loan Trust, Inc., Series NCM2, Class 3CB2, 6.50%, 8/25/34	8,919
1,000,000	Freddie Mac Multifamily Structured Pass Through, Series K1522, Class A2, 2.36%, 10/25/36	807,649
206,934	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.29%, 11/15/38(a)	206,804
231,238	SMR Mortgage Trust, Series 2022-IND, Class A, 5.32%, 2/15/39(a)	230,688
63,944	JP Morgan Chase Commercial Mortgage, Series C3, Class B, 5.01%, 2/15/46(a)	63,035
589,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)	578,579
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.44%, 11/15/49(b)	497,544
185,000	JP Morgan Chase Commercial Mortgage, Series JP4, Class A4, 3.65%, 12/15/49	183,547
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C32, Class A4, 3.72%, 12/15/49(b)	497,109
50,000	Wells Fargo Commercial Mortgage Trust, Series C37, Class A5, 3.79%, 12/15/49	49,760
700,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	684,846
250,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50(b)	246,875
300,000	Wells Fargo Commercial Mortgage Trust, Series C40, Class A4, 3.58%, 10/15/50	295,752
435,000	Morgan Stanley Capital I Trust, Series H3, Class A5, 4.18%, 7/15/51	431,779
325,000	BBCMS Mortgage Trust, Series C7, Class A5, 2.04%, 4/15/53	292,335
64,000	GS Mortgage Securities Trust, Series GC47, Class A5, 2.38%, 5/12/53	58,656
220,800	Wells Fargo Commercial Mortgage Trust, Series C56, Class A5, 2.45%, 6/15/53	203,320
589,492	Benchmark Mortgage Trust, Series B18, Class A5, 1.93%, 7/15/53	522,285
659,333	Morgan Stanley Capital I Trust, Series HR8, Class A4, 2.04%, 7/15/53	594,374
300,000	Wells Fargo Commercial Mortgage Trust, Series C58, Class A4, 2.09%, 7/15/53	267,709

See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
500,000	Wells Fargo Commercial Mortgage Trust, Series C57, Class A4, 2.12%, 8/15/53	452,966
250,000	BANK Trust, Series 2020-BNK29, Class A4, 2.00%, 11/15/53	219,998
500,000	GS Mortgage Securities Trust, Series GSA2, Class A5, 2.01%, 12/12/53(b)	438,686
1,250,000	Benchmark Mortgage Trust, Series B21, Class A5, 1.98%, 12/17/53(b)	1,106,590
100,000	CFCRE Commercial Mortgage Trust, Series C7, Class A3, 3.84%, 12/10/54	99,399
80,000	Benchmark Mortgage Trust, Series V2, Class AS, 6.54%, 5/15/55	82,309
209,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, 5/15/56	217,793
167,000	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.53%, 5/15/56	173,822
51,000	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.12%, 8/15/56	53,258
178,000	BANK5 Trust, Series 2023-5YR3, Class AS, 7.32%, 9/15/56	188,331
1,000,000	BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%, 12/15/56	1,052,846
220,000	Benchmark Mortgage Trust, Series V5, Class A3, 5.81%, 1/10/57	226,158
75,000	BBCMS Mortgage Trust, Series 5C25, Class A3, 5.95%, 3/15/57	77,467
51,000	BBCMS Mortgage Trust, Series 5C25, Class AS, 6.36%, 3/15/57	52,885
737,000	BMO 2025-5C12 Mortgage Trust, Series 5C12, Class A3, 5.18%, 10/15/58(e)	748,252
250,000	American Tower Trust, Series 2018-1, Class A, 3.65%, 3/15/28(a)(b)	$247,289
1,500,000	BANK Trust, Series 2024-BNK47, Class A5, 5.72%, 6/15/57	1,568,474
1,309,000	BANK5 Trust, Series 2024-5YR5, Class AS, 6.27%, 2/15/29	1,349,823
252,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 5/15/57	262,133
240,000	BANK5 Trust, Series 2024-5YR6, Class AS, 6.79%, 5/15/57	251,360
1,495,000	Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.75%, 7/15/56	1,559,678
1,500,000	BMO Mortgage Trust, Series 2023-C7, Class A5, 6.16%, 12/15/56	1,588,816
232,466	BX Trust, Series 2021-RISE, Class C, 5.24%, 11/15/36(a)(d)	232,320
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5, 5.31%, 8/15/57	1,531,072
Total (Cost $22,402,698)		21,611,206

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 26.69%
168,825	Freddie Mac, Series 4097, Class CU, 1.50%, 8/15/27	165,635
312,147	Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27	310,381
208,000	BANK5, Series 2023-5YR4, Class B, 7.61%, 12/15/28(d)	219,766
237,705	Ginnie Mae, Series 79, Class V, 2.80%, 3/16/29	232,080
118,661	Freddie Mac Principal Strips, Series 219, 0%, 3/01/32	108,522

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
1,000,000	KKR Clo 24 Ltd., Series 24, Class A2R, 5.38%, 4/20/32(a)	999,140
37,956	Freddie Mac, Series 2485, Class WG, 6.00%, 8/15/32	39,304
119,000	Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32(b)	113,025
99,676	Fannie Mae, Series 2003-21, Class OW, 4.00%, 3/25/33	98,404
23,302	Fannie Mae, Series 2003-19, Class AR, 5.50%, 3/25/33	23,817
93,169	Freddie Mac, Series 2768, Class PC, 4.00%, 3/15/34	90,088
36,076	Ginnie Mae, Series 2004-69, Class GC, 5.50%, 4/20/34	36,264
1,050,000	Magnetite XXIV Ltd., Series 24A, Class BR, 5.42%, 4/15/35(a)	1,048,824
132,888	Freddie Mac, Series 3042, Class PZ, 5.75%, 9/15/35	138,695
290,586	Ginnie Mae, Series 2005-60, Class WZ, 5.50%, 9/20/35	296,605
674,574	Freddie Mac Principal Strips, Series 236, 0%, 4/01/36	558,403
525,089	Fannie Mae, Series 59, Class DH, 6.50%, 7/25/36	558,039
129,948	Ginnie Mae, Series 2007-57, Class ZA, 5.75%, 10/20/37	131,283
518,539	Fannie Mae, Series 2008-2, Class PH, 5.50%, 2/25/38	525,646
56,161	Freddie Mac, Series 3440, Class EM, 5.00%, 4/15/38	56,816
480,175	Fannie Mae, Series 2009-28, Class HX, 5.00%, 5/25/39	486,544
74,086	Freddie Mac, Series 3816, Class HM, 4.50%, 5/15/40	74,304
500,000	Freddie Mac, Series 3714, Class PB, 4.75%, 8/15/40(b)	493,496
1,000,000	Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40	958,895
825,833	Fannie Mae, Series 2010-150, Class YL, 4.00%, 1/25/41	754,258
200,000	Freddie Mac, Series 3815, Class TB, 4.50%, 2/15/41	192,888
25,931	Freddie Mac, Series 4215, Class LD, 2.00%, 7/15/41	25,447
750,000	Ginnie Mae, Series 2011-135, Class PG, 3.00%, 10/16/41	673,696
21,590	Freddie Mac, Series 4293, Class MH, 3.00%, 12/15/41	20,825
749,413	Fannie Mae, Series 2011-131, Class PB, 4.50%, 12/25/41	742,281
192,450	Freddie Mac, Series 4094, Class ME, 2.50%, 8/15/42	173,249
525,500	Freddie Mac, Series 4088, Class CD, 3.00%, 8/15/42	433,304
2,445,061	Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42	2,028,517
628,000	Freddie Mac, Series 4135, Class AY, 2.00%, 11/15/42	523,955
724,000	Freddie Mac, Series 4125, Class JC, 2.50%, 11/15/42	576,314
90,311	Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43	82,715

See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
69,350	Freddie Mac, Series 4352, Class ZX, 4.00%, 4/15/44	66,187
1,748,432	Freddie Mac, Series 5419, Class Z, 4.00%, 4/15/44	1,526,548
1,000,000	Freddie Mac, Series 4507, Class GB, 3.00%, 9/15/45	891,247
3,184,626	Fannie Mae, Series 2015-65, Class CZ, 3.50%, 9/25/45	2,815,413
475,000	Freddie Mac, Series 4650, Class JE, 3.00%, 7/15/46	420,702
1,078,290	Fannie Mae, Series 73, Class DZ, 3.00%, 10/25/46(b)	956,597
395,793	Ginnie Mae, Series 126, Class A, 2.50%, 11/16/46	380,546
712,000	Ginnie Mae, Series 2017-75, Class DL, 3.00%, 3/20/47	606,901
1,453,062	Fannie Mae, Series 2017-42, Class HL, 3.00%, 6/25/47	1,348,317
640,903	Fannie Mae, Series 20, Class KL, 3.50%, 1/25/48	531,331
869,919	Freddie Mac, Series 4795, Class JB, 4.00%, 5/15/48	832,205
1,963,166	Freddie Mac, Series 4841, Class PZ, 4.50%, 9/15/48	1,894,417
933,000	Ginnie Mae, Series 2019-6, Class JK, 3.50%, 1/20/49	832,304
779,025	Freddie Mac, Series 4941, Class MB, 3.00%, 7/25/49	698,379
268,855	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 8/25/49(a)	245,413
662,399	Fannie Mae, Series 2015-65, Class BL, 3.50%, 9/25/49	542,072
1,060,610	Fannie Mae, Series 5, Class MG, 3.50%, 2/25/50	965,907
419,903	Fannie Mae, Series 12, Class LC, 2.00%, 3/25/50	350,929
295,018	Fannie Mae, Series 2020-10, Class Q, 3.00%, 3/25/50	255,287
726,000	Fannie Mae REMICS, Series 22, Class DY, 2.50%, 4/25/50	528,291
1,860,049	Fannie Mae, Series 56, Class AQ, 2.00%, 8/25/50	1,496,981
327,249	Freddie Mac, Series 5115, Class G, 2.50%, 9/25/50	275,942
684,284	Freddie Mac, Series 5067, Class DP, 2.00%, 1/25/51	584,963
295,000	Benchmark 2025-V16 Mortgage Trust, Series V16, Class A3, 5.44%, 8/15/57	302,814
477,163	Wells Fargo Commercial Mortgage Trust 2025-5C5, Series 5C5, Class A3, 5.59%, 7/15/58	492,143
589,000	BBCMS Mortgage Trust 2025-5C36, Series 5C36, Class A3, 5.52%, 8/15/58	606,785
665,000	Wells Fargo Commercial Mortgage Trust 2025-5C6, Series 5C6, Class A3, 5.19%, 10/15/58(e)	675,539
375,000	Fannie Mae REMICS, Series 53, Class PB, 3.50%, 7/25/45	328,271
346,532	Fannie Mae REMICS, Series 95, Class WA, 3.50%, 11/25/47	315,045

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
639,290	Government National Mortgage Association, Series 71, Class BZ, 3.50%, 6/20/49	407,152
1,396,897	Government National Mortgage Association, Series 27, Class AW, 5.92%, 2/20/51	1,426,203
1,500,000	Fannie Mae-Aces, Series M4, Class A2, 4.39%, 8/25/35	1,475,526
Total (Cost $39,705,723)		39,067,782

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 36.87%
Fannie Mae — 21.46%
178,187	4.50%, 3/01/34, Pool #CA3294	179,548
40,184	5.50%, 6/01/38, Pool #984277(b)	41,384
23,055	5.50%, 8/01/38, Pool #995072	23,719
29,400	4.50%, 9/01/39, Pool #AC1830	29,096
28,464	4.50%, 10/01/40, Pool #AE4855	28,169
52,236	3.50%, 2/01/41, Pool #AH5646	49,517
81,918	4.00%, 3/01/41, Pool #AH4008	79,220
21,965	4.50%, 6/01/41, Pool #AC9298	21,706
56,932	5.00%, 7/01/41, Pool #AI5595	57,533
99,559	4.00%, 9/01/41, Pool #AJ1717	96,155
1,485,845	6.00%, 10/01/41, Pool #FS4183	1,557,198
396,081	6.00%, 8/01/43, Pool #MA5129	404,217
32,402	4.50%, 10/01/44, Pool #MA2066	31,966
89,652	4.00%, 12/01/44, Pool #MA2127	86,353
95,134	4.50%, 1/01/45, Pool #MA2158	93,856
106,712	3.50%, 3/01/45, Pool #AS4552	100,203
94,237	4.00%, 10/01/45, Pool #AL7487	90,681
675,342	3.00%, 10/01/46, Pool #BC4764	608,432
64,572	4.00%, 11/01/46, Pool #MA2808	61,949
87,622	3.00%, 2/01/47, Pool #BE2329	78,919
45,360	4.00%, 5/01/47, Pool #BE9598	43,452
41,201	4.50%, 11/01/47, Pool #BM3286	40,796
1,706,359	4.00%, 12/01/47, Pool #BM5019	1,632,415
1,167,932	3.50%, 6/01/50, Pool #CA6097	1,079,379
164,714	3.00%, 7/01/50, Pool #CA6421	145,224
165,943	3.00%, 7/01/50, Pool #CA6422	146,333
625,553	3.00%, 8/01/50, Pool #FS0973	560,368
755,770	3.50%, 9/01/50, Pool #FS5284	700,226
990,450	4.00%, 8/01/51, Pool #FS1976	948,544
1,540,749	3.00%, 9/01/51, Pool #FM8821	1,365,789
242,045	3.00%, 11/01/51, Pool #CB2170	213,364
615,637	3.50%, 2/01/52, Pool #MA4550	568,662
704,337	3.00%, 3/01/52, Pool #BV4143	624,726
554,328	3.50%, 4/01/52, Pool #FS1260	513,030
2,195,905	4.50%, 10/01/52, Pool #BW9905	2,140,201
390,299	5.00%, 11/01/52, Pool #CB5278	387,964
436,210	5.50%, 3/01/53, Pool #FS3925	444,671
839,038	4.00%, 5/01/53, Pool #FS3990	801,477
1,032,168	6.00%, 6/01/53, Pool #FS6616	1,057,655
2,665,825	4.50%, 9/01/53, Pool #FS8829	2,589,859
1,127,804	5.50%, 2/01/54, Pool #FA0202	1,139,306
1,033,078	6.00%, 4/01/54, Pool #FA0566	1,058,331
2,512,209	6.00%, 5/01/54, Pool #FM2472	2,581,147
2,147,110	5.00%, 10/01/54, Pool #FS9535	2,121,705
3,185,077	5.50%, 11/01/54, Pool #FS9455	3,241,715
1,573,711	5.00%, 4/01/55, Pool #CC0236	1,555,090
		31,421,250

See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Federal Home Loan Banks — 0.33%
550,000	1.90%, 10/07/31	485,900
	Freddie Mac — 13.54%
1,896,683	5.00%, 4/01/55, Pool #SL1240	1,887,740
20,924	4.00%, 11/01/32, Pool #ZS8993	20,735
106,777	4.00%, 5/01/37, Pool #ZA2461	104,722
14,333	5.50%, 10/01/39, Pool #ZI9359	14,730
24,720	5.00%, 4/01/40, Pool #ZI9910	24,984
40,915	5.50%, 4/01/40, Pool #ZA1042	42,195
18,012	5.00%, 8/01/40, Pool #ZA1056	18,204
45,692	4.00%, 11/01/40, Pool #ZJ0654	44,159
47,461	4.00%, 12/01/40, Pool #ZJ0811	45,898
119,132	3.50%, 8/01/42, Pool #ZL3508	112,289
363,684	6.00%, 2/01/43, Pool #RB5221	371,667
148,304	3.50%, 3/01/43, Pool #ZT1107	139,359
141,593	3.50%, 3/01/45, Pool #ZT1164	133,048
71,354	3.00%, 1/01/46, Pool #ZS4646	64,617
76,470	4.00%, 4/01/46, Pool #ZM1015	73,459
74,174	3.50%, 12/01/47, Pool #ZM5123	69,051
1,477,140	4.00%, 6/01/48, Pool #ZT0541	1,414,703
811,402	3.00%, 8/01/51, Pool #SD8162	713,573
563,983	4.50%, 6/01/52, Pool #SD1265	549,432
893,482	4.50%, 8/01/52, Pool #SD1515	865,074
637,951	5.00%, 10/01/52, Pool #SD1710	632,367
1,284,554	4.00%, 12/01/52, Pool #SD5808	1,224,122
531,149	5.00%, 1/01/53, Pool #RA8382	527,972
2,142,246	5.00%, 2/01/53, Pool #SD2473	2,124,141
739,997	5.50%, 2/01/53, Pool #QF8052	748,923
957,169	4.50%, 5/01/53, Pool #SD2952	933,201
828,934	5.00%, 6/01/53, Pool #SD3128	824,982
798,957	5.50%, 6/01/53, Pool #SD3136	812,380
1,001,078	6.00%, 7/01/53, Pool #SD3223	1,027,279
621,614	5.50%, 6/01/54, Pool #SD5479	633,465
2,186,735	6.00%, 9/01/54, Pool #SD6558	2,247,304
3,194,642	5.50%, 11/01/54, Pool #SD6622	3,254,478
		19,812,513
	Ginnie Mae II — 0.25%
5,882	4.00%, 12/20/40, Pool #755678	5,641
390,151	4.00%, 7/20/52, Pool #786280	367,190
		372,831
Total (Cost $54,261,830)		53,980,234

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 7.03%
5,080,000	United States Treasury Note, 1.13%, 2/15/31	4,453,334
2,251,000	United States Treasury Note, 4.00%, 2/15/34	2,220,400
2,644,100	United States Treasury Bond, 2.38%, 2/15/42(b)	1,926,785
2,158,200	United States Treasury Bond, 1.88%, 11/15/51(b)	1,185,577
501,300	United States Treasury Note/Bond, 4.00%, 4/30/32	499,440
Total (Cost $11,004,278)		10,285,536

Shares		Fair Value
MONEY MARKET FUNDS — 0.82%
1,196,288	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(f)	1,196,288
Total Money Market Funds		1,196,288
(Cost $1,196,288)
Total Investments— 99.62%		145,833,658
(Cost $148,328,124)
Other Assets in Excess of Liabilities— 0.38%		561,133
NET ASSETS — 100.00%		146,394,791

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2026 is $8,359,094, which represents 5.7% of net assets.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2026. The maturity date reflected is the final maturity date.
(e)	The security was purchased on a when-issued of forward commitment basis (Note 3)
(f)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Futures Contracts (Unaudited)

March 31, 2026

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Ultra 10-Year US Treasury Note Futures	25	06/22/2026	$2,877,345	$2,837,891	$(39,454)

See accompanying notes to financial statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Investments (Unaudited)

March 31, 2026

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.08%
North Carolina — 98.08%
500,000	Brunswick County, NC, Enterprise Systems Revenue, Callable 2/1/33 @ 100, 5.00%,2/1/42	$533,994
575,000	Brunswick County, NC, Enterprise Systems Revenue, Callable 2/1/33 @ 100, 5.00%,2/1/41	617,428
1,100,000	Cabarrus County, NC, Refunding Revenue Bonds Series A, 5.00%,6/1/31	1,217,156
2,000,000	Charlotte, NC, Current Refunding G.O. Series A, Callable 6/1/29 @ 100, 5.00%,6/1/34	2,122,524
2,000,000	Charlotte, NC, Public Facilities, Certification of Participation Series B, Callable 12/1/31 @ 100, 5.00%,12/1/32	2,217,891
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.00%,12/1/33	2,395,898
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.00%,12/1/34	1,597,190
2,650,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue Bonds Series A, Callable 7/1/32 @ 100, 5.00%,7/1/39	2,882,336
1,130,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.00%,12/1/28	1,165,785
1,760,000	City of Asheville NC Water System Revenue, 5.00%,8/1/42	1,908,804
1,500,000	City of Charlotte NC Water & Sewer System Revenue, 5.00%,7/1/31	1,667,928
1,720,000	City of Fayetteville NC Public Works Comm. Rev., 5.00%,3/1/40	1,861,452
2,000,000	City of Greensboro NC, 5.00%,4/1/41	2,152,973
850,000	City of Winston-Salem NC, 5.00%,6/1/31	944,421
2,100,000	Concord, NC, Recreational Facility Improvements G.O., Callable 9/1/33 @ 100, 5.00%,9/1/34	2,383,327
720,000	County of Ashe NC, 5.00%,6/1/38	796,782
500,000	County of Ashe NC, 5.00%,6/1/39	550,090
2,210,000	County of Forsyth, NC, 5.00%,6/1/30	2,417,934
2,060,000	County of Guilford NC, 5.00%,3/1/39	2,302,986
2,000,000	County of Guilford NC, 5.00%,3/1/32	2,246,341
2,000,000	County of Iredell NC, 5.00%,4/1/37	2,275,031
2,000,000	County of Mecklenburg NC, 5.00%,2/1/31	2,211,098
2,185,000	County of Orange NC, 5.00%,10/1/38	2,439,570
1,795,000	County of Transylvania, NC, 5.00%,4/1/30	1,954,973
1,450,000	County of Wake NC, 5.00%,4/1/39	1,620,383
1,500,000	County of Wake, NC, 5.00%,4/1/39	1,693,709
1,150,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/37	1,266,081
1,000,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/38	1,094,183
1,150,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/36	1,273,286
1,000,000	Durham County, NC, Current Refunding G.O., 5.00%,6/1/29	1,074,740

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds, Callable 4/1/29 @ 100 (AGM), 5.00%,4/1/40	1,021,503
1,690,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 5.00%,3/1/29	1,764,868
1,180,000	Fuquay-Varina NC Combined Utilities Revenue, 5.00%,2/1/38	1,303,941
2,000,000	Greensboro, NC, Recreational Facility Improvements G.O. Series B, Callable 4/1/32 @ 100, 5.00%,4/1/40	2,162,413
880,000	Johnston County, NC, Water Utility Improvements Revenue Bonds, Callable 4/1/33 @ 100, 5.00%,4/1/39	959,113
1,000,000	Macon County, NC, 5.00%,10/1/41	1,083,871
1,100,000	Mecklenburg County, NC, Limited Obligations, 5.00%,2/1/38	1,231,027
1,100,000	Nash Health Care Systems, 5.00%,2/1/32	1,196,764
500,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/48	515,084
500,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/43	532,096
1,000,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/52	1,019,366
2,345,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), Callable 10/1/27 @ 100, 5.00%,10/1/34	2,347,593
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.00%,4/1/33	1,261,529
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.00%,4/1/37	1,030,625
1,000,000	North Carolina Housing Finance Agency, 6.25%,1/1/56	1,118,197
3,000,000	North Carolina Medical Care Commission, 5.00%,6/1/55	3,213,547
2,000,000	North Carolina Medical Care Commission, Advance Refunding Revenue Bonds, Vidant Health, Callable 6/1/25 @ 100, 5.00%,6/1/40(a)	2,001,005
1,500,000	North Carolina Medical Care Commission, Health, Hospital and Nursing Home Improvements, Revenue Bonds Series A, Callable 1/1/30 @ 100, 5.00%,7/1/32	1,604,817
3,000,000	North Carolina State, Advance Refunding Revenue Bonds Series B, Callable 5/1/27 @ 100, 5.00%,5/1/30(a)	3,073,283
1,100,000	North Carolina State, Advance Refunding Revenue Bonds Series B, Callable 5/1/27 @ 100, 5.00%,5/1/28	1,129,409

See accompanying notes to financial statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
2,000,000	North Carolina State, Build North Carolina Bonds, Highway Improvements Revenue Bonds Series A, Callable 5/1/29 @ 100, 5.00%,5/1/31	2,130,465
1,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue, Callable 1/1/27 @ 100 (AGM), 5.00%,1/1/28	1,117,698
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds Series B, Callable 10/1/26 @ 100, 5.00%,4/1/30	1,071,553
2,000,000	Raleigh, NC, Combined Enterprise System Revenue, Current Refunding Revenue Bonds, Callable 9/1/33 @ 100, 5.00%,9/1/48	2,094,496
1,025,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/36	1,145,211
2,200,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/40	2,404,989
1,000,000	State of North Carolina, 5.00%,3/1/33	1,054,673
1,470,000	Town of Apex, NC, Callable 2/1/33 @ 100, 5.00%,2/1/35(a)	1,650,619
1,195,000	Town of Fuquay-Varina NC, Multi-Utility Improvements G.O., 5.00%,8/1/31	1,331,054
1,080,000	Town of Garner NC, Public Improvements G.O., 5.00%,2/1/31	1,192,961
1,080,000	Town of Garner NC, Public Improvements G.O., Callable 2/1/33 @ 100, 5.00%,2/1/34	1,213,381
1,730,000	Town of Holly Springs NC, 5.00%,2/1/33(a)	1,963,256
1,005,000	Town of Huntersville, NC, 5.00%,12/1/28	1,069,396
1,030,000	Union County, NC, Public Improvements Bonds G.O., Callable 3/1/32 @ 100, 5.00%,3/1/34	1,145,892
740,000	University of North Carolina at Chapel Hill, 5.00%,12/1/33	821,344
1,500,000	University of North Carolina at Chapel Hill, Current Refunding Revenue Bonds Series B, Callable 12/1/31 @ 100, 5.00%,12/1/36	1,644,651
1,100,000	University of North Carolina at Wilmington, Current Refunding Revenue Bonds Series B, Callable 10/1/29 @ 100, 5.00%,10/1/34	1,167,969
1,585,000	Wake County, NC, Public Improvements, G.O. Series A, Callable 3/1/28 @ 100, 5.00%,3/1/30	1,656,195
1,725,000	Wake County, NC, Refunding Revenue Bonds Series A, Callable 8/1/28 @ 100, 5.00%,8/1/32	1,811,337
350,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.25%,6/1/40	380,367
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/37	408,222
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/38	406,211
650,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100 Series Callable 6/1/32 @ 100, 5.25%,6/1/42	699,208

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
2,060,000	Wilmington, NC, Public Improvements G.O. Series A, 5.00%,5/1/31	2,285,972
Total (Cost $111,663,434)		112,323,465

Shares		Fair Value
MONEY MARKET FUNDS — 2.18%
2,495,709	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(b)	2,495,709
Total Money Market Funds		2,495,709
(Cost $2,495,709)
Total Investments— 100.26%		114,819,174
(Cost $114,159,143)
Liabilities in Excess of Other Assets — (0.26)%		(302,957)
NET ASSETS — 100.00%		114,516,217

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2026 is $8,688,165, which represents 7.5% of net assets.
(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

See accompanying notes to financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Investments (Unaudited)

March 31, 2026

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.77%
	South Carolina — 96.77%
450,000	Aiken County Consolidated School District/SC, 5.00%,4/1/34	$513,836
500,000	Anderson County School District No 4/SC, 5.00%,3/1/38	559,730
270,000	Charleston County Airport District, 5.25%,7/1/54	278,750
500,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 1/1/30 @ 100, 5.00%,1/1/38	529,773
750,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 7/1/32 @ 100, 5.00%,1/1/52	773,103
300,000	City of Rock Hill SC, 5.00%,1/1/32	331,923
355,000	City of Rock Hill SC, 5.00%,1/1/35	402,200
500,000	Clemson University, 5.00%,5/1/47	523,487
500,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.00%,2/1/48	521,640
500,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/33 @ 100, 5.25%,2/1/52	520,352
700,000	County of Beaufort SC, 5.00%,3/1/31	773,150
500,000	County of Dorchester SC, 5.00%,10/1/36	561,509
780,000	Dorchester County School District No. 4, School Improvements G.O. Series A, Callable 9/1/33 @ 100 (SCSDE), 5.00%,3/1/43	831,589
500,000	Florence, SC, Combined Waterworks & Sewerage System Revenue, Water Utility Improvements Revenue Bonds, Callable 9/1/33 @ 100, 5.00%,9/1/37	550,381
500,000	Greenville Health System, Hospital System Board Series B, Callable 5/1/24 @ 100, 5.00%,5/1/31	501,103
500,000	Greenwood County, SC, 5.00%,10/1/32	543,994
500,000	Lancaster County, SC, School District, School Improvements G.O. Series A, Callable 3/1/27 @ 100 (SCSDE), 4.00%,3/1/30	505,466
635,000	Lexington & Richland Counties, SC, School District No. 5, School Improvements G.O. (SCSDE), 5.00%,3/1/33	717,399
600,000	Lexington County, SC, School District No. 1, School Improvements G.O. Series B, Callable 2/1/29 @ 100 (SCSDE), 5.00%,2/1/31	635,563
500,000	Lexington County, SC, School District No. 2, G.O. Series C, Callable 3/1/27 @ 100 (SCSDE), 5.00%,3/1/31	509,990
585,000	Lugoff-Elgin Water Authority, Refunding Revenue Series B, Callable 7/1/26 @ 100, 5.00%,7/1/30(a)	588,128

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
500,000	Newberry Investing in Children's Education, 5.00%,12/1/30	546,742
500,000	Oconee County, SC, 5.00%,4/1/41	537,389
500,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.00%,12/1/29	511,072
715,000	Patriots Energy Group Financing Agency, 5.25%,2/1/54	763,265
500,000	Richland County, DC, School District No. 2, Refunding Bonds G.O. Series B, Callable 3/1/27 @ 100 (SCSDE), 4.00%,3/1/29	505,783
805,000	Richland County, SC, School District No. 2, School Improvements G.O. Series A, Callable 3/1/32 @ 100 (SCSDE), 5.00%,3/1/36(a)	881,942
415,000	South Carolina Jobs-Economic Development Auth Series 2025-B-2, 5.00%,11/1/49	462,013
645,000	South Carolina Jobs-Economic Development Authority, 5.00%,11/1/34	715,871
400,000	South Carolina Jobs-Economic Development Authority, 5.00%,11/1/33(a)	445,900
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advanced Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.00%,2/1/29(a)	851,344
500,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.00%,4/1/44	508,201
750,000	South Carolina Public Service Authority, Callable 12/1/32 @ 100, 5.25%,12/1/36	831,489
500,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue Series A, Callable 10/1/27 @ 100 (AGM), 5.00%,10/1/38	510,597
500,000	Spartanburg County School District No. 4, SC, School Improvements G.O. (SCSDE) Series A, Callable 3/1/32 @ 100 (SCSDE), 5.00%,3/1/40	534,745
500,000	Spartanburg County School District No. 5, SC, School Improvements G.O., Callable 3/1/32 (SCSDE), 5.00%,3/1/37	544,256
750,000	State of South Carolina, University & College Improvements G.O. Series A, Callable 4/1/32 @ 100, 5.00%,4/1/39	814,264
Total (Cost $21,619,582)		21,637,939

Shares		Fair Value
MONEY MARKET FUNDS — 2.58%
576,817	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(b)	576,817

See accompanying notes to financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Shares	Fair Value
Total Money Market Funds (Cost $576,817)	576,817
Total Investments— 99.35% (Cost $22,196,399)	22,214,756
Other Assets in Excess of Liabilities— 0.65%	145,135
NET ASSETS — 100.00%	22,359,891

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2026 is $1,718,735, which represents 7.7% of net assets.
(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

SCSDE — South Carolina School District Enhancement

See accompanying notes to financial statements.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Investments (Unaudited)

March 31, 2026

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.37%
	Virginia — 97.37%
750,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.00%,6/1/26	$753,155
550,000	Arlington County Industrial Development Authority, 5.00%,7/1/30	594,252
750,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.00%,8/15/30	772,870
500,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.00%,7/1/41	500,831
750,000	Chesapeake, VA, Chesapeake Expressway, Callable 7/15/34 @ 100, 5.00%,7/15/41	819,474
750,000	Chesapeake, VA, Public Improvements, Refunding G.O. Series A, Callable 18/1/27 @ 100, 5.00%,8/1/30	772,271
1,000,000	Chesterfield County, VA, School Improvements G.O., (State Aid Withholding) Series A, Callable 1/1/28 @ 100, 4.00%,1/1/31	1,021,477
500,000	Chesterfield County, VA, School Improvements G.O., (State Aid Withholding), Callable 1/1/33 @ 100, 5.00%,1/1/40	543,138
600,000	City of Alexandria, VA, 5.00%,12/15/33	685,160
500,000	City of Hampton VA, 5.00%,10/1/39	558,865
500,000	County of Greene VA Water & Sewer System Revenue, 5.00%,5/1/37	545,138
500,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.00%,6/1/26	500,443
500,000	Fairfax County Industrial Development Authority, 5.00%,5/15/35	546,711
1,145,000	Fairfax County, VA, School Improvements G.O., Current Refunding Series A, Callable 4/1/30 @ 100, 5.00%,10/1/30(a)	1,245,498
1,000,000	Fairfax County, VA, Sewer Revenue, 5.00%,7/15/54	1,035,492
500,000	Hampton Roads Sanitation District, 5.00%,7/1/41	546,457
1,000,000	Hampton Roads Transp. Accountability Comm., 5.00%,7/1/31	1,093,203
500,000	Henrico County Economic Development Authority, 5.00%,11/1/35	562,890
1,000,000	Loudoun County Economic Development Authority, Loudoun County Public Improvements Projects, Revenue Bonds Series A, Callable 12/1/31 @ 100, 5.00%,12/1/36	1,083,356
1,000,000	Lynchburg Economic Development Authority, 5.00%,1/1/35	1,070,416
1,000,000	Norfolk, VA, Callable 8/1/28 @ 100, 5.00%,8/1/47	1,055,434

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
750,000	Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100, 5.00%,11/1/40	817,067
500,000	Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100, 5.00%,11/1/44	532,225
1,000,000	Roanoke, VA, School Improvements G.O., Callable 4/1/32 @ 100, 5.00%,4/1/34(a)	1,108,786
500,000	Salem Economic Development Authority, 5.00%,4/1/40	507,303
1,000,000	Salem, VA, School Improvements G.O., Current Refunding, 5.00%,5/1/28	1,048,892
500,000	Spotsylvania County, VA, School Improvements G.O., Callable 7/15/32 @ 100, 5.00%,1/15/38	546,673
750,000	Spotsylvania County, VA, School Improvements G.O., Callable 7/15/32 @ 100, 5.00%,1/15/37	825,639
1,085,000	Suffolk, VA, Callable 2/1/32 @ 100, 5.00%,2/1/43(a)	1,149,514
1,000,000	Upper Occoquan Sewage Authority, 5.00%,7/1/37	1,129,191
1,000,000	Virginia College Building Authority, University & College Improvements Revenue Bonds (State Intercept) Series C, 5.00%,9/1/29	1,077,416
1,000,000	Virginia Housing Development Authority, Callable 4/1/26 @ 100, 3.00%,10/1/29	999,985
585,000	Virginia Port Authority, 5.00%,7/1/32	651,820
750,000	Virginia Port Authority Commonwealth Port Fund, Airport & Marina Improvements Revenue Bonds Series A, 5.00%,7/1/41	808,843
1,035,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.00%,8/15/30	1,135,159
1,000,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.00%,1/15/30	1,086,228
600,000	Virginia Small Business Financing Authority, 5.00%,10/1/32	647,379
750,000	Winchester Economic Development Authority, Callable 1/1/34 @ 100, 5.00%,1/1/42	793,174
Total (Cost $31,131,534)		31,171,825

Shares		Fair Value
MONEY MARKET FUNDS — 1.53%
491,156	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(b)	491,156
Total Money Market Funds		491,156
(Cost $491,156)
Total Investments— 98.90%		31,662,981
(Cost $31,622,690)
Other Assets in Excess of Liabilities— 1.10%		351,841
NET ASSETS — 100.00%		32,014,822

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2026 is $2,869,862, which represents 8.96% of net assets.
(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

See accompanying notes to financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Investments (Unaudited)

March 31, 2026

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.18%
	West Virginia — 98.18%
500,000	Berkeley County Public Service Sewer, 5.00%,6/1/40	$526,578
1,000,000	Berkeley County, Board of Education, School Improvements G.O. (West Virginia Board Commission), 4.00%,6/1/28	1,026,990
1,750,000	Berkeley County, Board of Education, School Improvements G.O. (West Virginia Board Commission), Callable 6/1/33 @ 100, 4.00%,6/1/36(a)	1,795,494
1,000,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue Series C, Callable 10/30/23 @ 100 (BAM), 4.50%,10/1/32	1,000,961
1,000,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O. (West Virginia Board Commission), Callable 5/1/26 @ 100, 5.00%,5/1/28(a)	1,001,930
610,000	Fairmont State University, 5.00%,6/1/26	612,029
1,000,000	Hancock County Board of Education, 5.00%,6/1/35	1,090,264
1,360,000	Marshall University, WV, University & College Improvements Revenue Bonds Series A (AGM), 5.00%,5/1/30	1,461,887
705,000	Morgantown Utility Board, WV, Combined Water Utility Improvements Revenue Series B, Callable 6/1/28 @ 100, 5.00%,12/1/34	734,419
1,140,000	Morgantown Utility Board, WV, Water Utility Improvements Revenue Bonds Series B, Callable 6/1/28 @ 100, 5.00%,12/1/36	1,182,961
750,000	Ohio County, WV, Board of Education, School Improvements G.O. (West Virginia Board Commission), 3.00%,6/1/28	749,238
1,000,000	Ohio County, WV, Board of Education, School Improvements G.O. (West Virginia Board Commission), 4.00%,6/1/29	1,032,101
1,275,000	Ohio County, WV, Callable 6/1/34 @ 100, 5.25%,6/1/44	1,299,493
1,000,000	Putnam County Board of Education/WV, 5.00%,6/1/32	1,105,600
1,500,000	Putnam County Board of Education/WV, 5.00%,6/1/37	1,657,127
765,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue Series A, Callable 7/1/24 @ 100, 5.00%,7/1/28	766,541
1,000,000	State of West Virginia, Callable 6/1/29 @ 100, 5.00%,6/1/44	1,027,526
1,505,000	State of West Virginia, Callable 6/1/31 @ 100, 5.00%,6/1/45	1,562,806
1,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O. Series S, Callable 6/1/29 @ 100, 5.00%,12/1/35	1,053,423
1,000,000	Taylor County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/35	1,121,091

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
1,000,000	Taylor County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/36	1,113,733
850,000	West Virginia Commissioner of Highways, Callable 9/1/27 @ 100, 5.00%,9/1/28	877,098
500,000	West Virginia Economic Development Authority, 3.38%,3/1/40	503,395
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue Series A, Callable 7/1/27 @ 100, 5.00%,7/1/28	1,178,478
1,500,000	West Virginia Economic Development Authority, Provident Group - Marshall Properties L.L.C, Current Refunding Revenue Bonds Series A-1, Callable 7/1/33 @ 100, 5.00%,7/1/37	1,617,820
1,125,000	West Virginia Hospital Finance Authority, 5.00%,6/1/39	1,204,349
450,000	West Virginia Hospital Finance Authority, 5.50%,6/1/50	470,259
1,470,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @ 100, 5.00%,9/1/39	1,489,178
1,000,000	West Virginia Hospital Finance Authority, Health Care Facilities Revenue Bonds Series A, Callable 6/1/33 @ 100, 5.00%,6/1/41	1,056,665
1,070,000	West Virginia Housing Development Fund, Revenue Bonds Series A, 3.25%,5/1/29	1,076,169
905,000	West Virginia Housing Development Fund, Revenue Bonds Series A, 3.30%,11/1/29	909,921
735,000	West Virginia Lottery Excess Lottery Revenue, 5.00%,7/1/39	788,661
1,980,000	West Virginia Parkways Authority, Highway Improvements, Senior Lien Revenue Bonds, Callable 6/1/31 @ 100, 5.00%,6/1/47	2,032,252
1,105,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.00%,6/1/39	1,138,410
1,000,000	West Virginia State School Building Authority, Lottery Revenue, School Improvements Revenue Series A, Callable 7/1/28 @ 100, 5.00%,7/1/29	1,050,490
1,610,000	West Virginia University, University Projects, University & College Improvements Revenue Series A, Callable 10/1/31 @ 100, 5.00%,10/1/43	1,675,809
500,000	West Virginia University, University Projects, University & College Improvements Revenue Series A, Callable 10/1/31 @ 100, 5.00%,10/1/44	517,649
1,015,000	West Virginia Water Development Authority, 5.00%,11/1/35	1,038,695
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue Series A-II, Callable 11/1/23 @ 100, 5.00%,11/1/26(a)	1,001,752

See accompanying notes to financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
1,500,000	Wood County, WV, Board of Education, Callable 6/1/33 @ 100, 4.50%,6/1/34	1,600,507
1,000,000	Wood County, WV, Board of Education, Callable 6/1/33 @ 100, 4.50%,6/1/35	1,056,512
1,000,000	Wyoming County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/35	1,112,008
1,000,000	Wyoming County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/36	1,102,481
Total (Cost $47,434,021)		47,420,750

Shares		Fair Value
MONEY MARKET FUNDS — 0.40%
192,511	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(b)	192,511
Total Money Market Funds		192,511
(Cost $192,511)
Total Investments— 98.58%		47,613,261
(Cost $47,626,532)
Other Assets in Excess of Liabilities— 1.42%		684,364
NET ASSETS — 100.00%		48,297,625

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2026 is $3,029,680, which represents 6.3% of net assets.
(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond ETF

Schedule of Investments (Unaudited)

March 31, 2026

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 46.40%
275,000	Carvana Auto Receivables Trust, Series P3, Class B, 1.42%, 8/10/27	271,342
8,051	Carmax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 9/15/27	8,055
72,478	Bridgecrest Lending Auto Sec. Trust, Series 2025-2, Class A2, 4.84%, 1/18/28	72,527
110,000	Carvana Auto Receivables Trust 2021-P4, Series P4, Class B, 1.98%, 2/10/28	108,333
45,318	Carmax Auto Owner Trust 2022-3, Series 3, Class A4, 4.06%, 2/15/28	45,307
60,734	World Omni Auto Receivables Trust, Series 2022-D, Class A3, 5.61%, 2/15/28	60,864
165,000	Avis Budget Rental Car Funding AESOP LLC., Series 5A, Class A, 5.78%, 4/20/28(a)	167,026
250,000	PFS Financing Corp., Series B, Class B, 5.71%, 5/15/28(a)	250,383
200,000	Hertz Vehicle Financing LLC, Series 2A, Class A, 2.33%, 6/26/28(a)	195,514
15,969	Santander Drive Auto Receivables Trust, Series 3, Class B, 5.61%, 7/17/28	16,000
160,000	Gracie Point International Funding 2025-1 LLC, Series 1A, Class B, 5.67%, 8/15/28 (SOFR30A + 200 bps)(a)(b)	159,971
107,906	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	108,618
200,000	Bridgecrest Lending Auto Securitization Trust, Series 3, Class C, 5.70%, 7/16/29	201,925
200,000	LAD Auto Receivables Trust 2024-3, Series 3A, Class B, 4.74%, 1/15/30(a)	201,111
32,006	Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 4/15/30(a)	32,025
199,526	Affirm Asset Securitization Trust 2025-X2, 4.45%, 10/15/30(a)	199,673
250,000	Dryden CLO Ltd., Series 53A, Class BR, 4.97%, 1/15/31(a)(c)	250,033
64,231	KKR CLO Ltd., Series 21, Class A, 4.93%, 4/15/31 (TSFR3M + 126.20 bps)(a)(b)	64,234
101,082	Dryden Senior Loan Fund, Series 40A, Class AR2, 4.80%, 8/15/31(a)	101,087
253,170	Fortress Credit BSL IX Ltd, Series 1A, Class A1AR, 4.77%, 10/20/33(a)	253,168
458,284	ALLY AUTO RECEIVABLES TRUST 2023-A, Series A, Class C, 6.08%, 1/17/34(a)	461,213
250,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 41A, Class AR, 4.72%, 4/15/34 (TSFR3M + 105 bps)(a)(b)(c)	249,578
300,000	Thompson Park CLO Ltd, Series 1A, Class A1R, 4.72%, 4/15/34(a)	299,318
263,000	ARES XLIV CLO Ltd, Series 44A, Class A1RR, 4.80%, 4/15/34 (TSFR3M + 113 bps)(a)(b)(c)	263,066
285,000	Fort Greene Park CLO LLC, Series 2A, Class AR, 4.62%, 4/22/34 (TSFR3M + 95 bps)(a)(b)	284,302
51,770	OneMain Financial Issuance Trust, Series 3A, Class A, 5.94%, 5/15/34(a)	51,853

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
115,086	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 6/25/34(a)	115,460
250,000	Magnetite XXXI Ltd., Series 31A, Class A1R, 4.67%, 7/15/34(a)	249,388
292,000	RR 17, Ltd., Series 17A, Class A1AR, 4.74%, 7/15/34(a)	291,956
275,000	Trinitas CLO XVI Ltd, Series 16A, Class A1R, 4.80%, 7/20/34 (TSFR3M + 113BPS)(a)(b)	274,824
265,000	LCM 33 Ltd, Series 33A, Class AR, 4.85%, 7/20/34 (TSFR3M + 118.00 bps)(a)(b)	265,090
187,404	SoFi Consumer Loan Program 2025-4 Trust, Series 4, Class A, 4.24%, 8/25/35(a)	187,092
202,093	Chesapeake Funding II LLC, Series 1A, Class A1, 5.52%, 5/15/36(a)	204,110
100,000	OneMain Financial Issuance Trust, Series 2021-1, Class A2, 4.43%, 6/16/36 (SOFR30A + 76 bps)(a)(b)(c)	100,031
100,000	BX 2021-LBA3 Mortgage Trust, Series PAC, Class A, 4.48%, 10/15/36(a)(c)	99,750
172,228	SMB Private Education Loan Trust, Series B, Class A2B, 4.79%, 6/15/37(a)	172,321
33,374	Wheels Fleet Lease Funding 1 LLC, Series 1A, Class A, 5.80%, 4/18/38(a)	33,523
272,723	KIND Trust 2021-KIND, Series KIND, Class A, 4.74%, 8/15/38(a)	271,359
29,733	MVW 2019-2 LLC, Series 2A, Class A, 2.22%, 10/20/38(a)	29,694
410,132	BX Commercial Mortgage Trust 2021-ACNT, 4.64%, 11/15/38(a)	409,876
304,854	BX Commercial Mortgage Trust 2021-CIP, 4.71%, 12/15/38(a)	304,664
268,318	MVW 2023-1, LLC., Series 1A, Class A, 4.93%, 10/20/40(a)	269,326
364,597	Tricon Residential Trust, Series 2025-SFR, Class A, 4.77%, 3/17/42 (TSFR1M + 110 bps)(a)(b)	363,913
400,000	Vantage Data Centers LLC, Series 2A, Class A2, 1.99%, 9/15/45(a)	381,944
320,000	Stack Infrastructure Issuer LLC, Series 3A, Class A2, 5.90%, 10/25/48(a)	321,326
100,000	UBS Commercial Mortgage Trust 2017-C1, Series C1, Class A4, 3.46%, 6/15/50	98,746
120,000	CSAIL 2017-CX10 Commercial Mortgage Trust, Series CX10, Class A4, 3.19%, 11/15/50	118,691
285,000	Hotwire Funding LLC, Series 1, Class A2, 2.31%, 11/20/51(a)	280,868
256,188	SMB Private Education Loan Trust, Series 2024-C, Class A1B, 4.77%, 6/17/52 (SOFR30A + 110 bps)(a)(b)	255,761
227,393	Nelnet Student Loan Trust, Series 2025-A, Class A1B, 4.77%, 3/15/57(a)	226,827
102,311	Hilton Grand Vacations Trust, Series 2023-1, Class A, 5.72%, 1/25/38(a)	103,701
100,000	Neuberger Berman Loan Advisers CLO 45 Ltd., 4.73%, 10/14/36(a)	99,999
96,302	SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 2/27/34(a)	96,504
Total (Cost $10,003,491)		10,003,270

See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond ETF

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
CORPORATE BONDS — 28.30%
	ASSET MANAGEMENT — 4.41%
250,000	Hercules Capital Inc, 2.63%, 9/16/26	246,311
215,000	Blackstone Private Credit Fund, 2.63%, 12/15/26	210,347
200,000	Ares Capital Corp, 7.00%, 1/15/27	202,700
250,000	Golub Capital BDC, Inc., 2.05%, 2/15/27	242,181
50,000	Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(a)	49,237
		950,776
	BANKS — 1.21%
260,000	JPMorgan Chase & Co., 4.49%, 10/22/28 (O/N SOFR +86 bps)(b)	260,515
	BEVERAGES — 1.15%
250,000	Bacardi Ltd., 2.75%, 7/15/26(a)	248,821
	CAPITAL MARKETS — 1.38%
300,000	Blue Owl Capital Corp., 3.40%, 7/15/26	297,644
	ELECTRIC UTILITIES — 0.36%
78,000	Vistra Operations Co. LLC, 5.05%, 12/30/26(a)	78,236
	HEALTH CARE FACILITIES & SERVICES — 1.00%
215,000	IQVIA, Inc., 5.00%, 10/15/26(a)	214,767
	INSTITUTIONAL FINANCIAL SERVICES — 1.16%
250,000	Jefferies Financial Group Inc, 4.85%, 1/15/27	250,216
	INSURANCE — 3.42%
190,000	Brighthouse Financial Global Funding, 1.55%, 5/24/26(a)	189,159
250,000	F&G Global Funding, 1.75%, 6/30/26(a)	248,174
300,000	Athene Global Funding, 4.70%, 8/27/26 (SOFRIX + 103 bps)(a)(b)	300,535
		737,868
	INTERNET MEDIA & SERVICES — 0.63%
140,000	Match Group Holdings II LLC, 4.63%, 6/01/28(a)	136,869
	LEISURE FACILITIES & SERVICES — 0.33%
71,000	MGM Resorts International, 5.50%, 4/15/27	71,145
	LEISURE PRODUCTS — 0.93%
200,000	Mattel Inc, 5.88%, 12/15/27(a)	199,990
	MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 1.04%
225,000	Starwood Property Trust, Inc., 3.63%, 7/15/26(a)	223,620
	OIL & GAS PRODUCERS — 2.44%
250,000	Hess Midstream Operations LP, 5.88%, 3/01/28(a)	251,604
275,000	Expand Energy Corp, 6.75%, 4/15/29(a)	275,193
		526,797
	REIT — 4.36%
102,000	Vornado Realty LP, 2.15%, 6/01/26	101,425
300,000	Tanger Properties LP, 3.13%, 9/01/26	298,262
250,000	VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/26(a)	249,317

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
91,000	SBA Communications Corp., 3.88%, 2/15/27	90,074
207,000	Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	200,578
		939,656
	SOFTWARE — 0.75%
165,000	Oracle Corp, 2.80%, 4/01/27	162,168
	SPECIALTY FINANCE — 2.88%
250,000	Aircastle Ltd., 4.25%, 6/15/26	249,689
125,000	Air Lease Corp., 1.88%, 8/15/26	123,727
250,000	Ladder Capital Finance Holdings LLLP, 4.25%, 2/01/27(a)	246,982
		620,398
	TECHNOLOGY SERVICES — 0.46%
100,000	FactSet Research Systems, Inc., 2.90%, 3/01/27	98,295
	TRANSPORTATION & LOGISTICS — 0.39%
83,333	American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.50%, 4/20/26(a)	83,365
Total (Cost $6,114,871)		6,101,146

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.21%
46,130	MMAF Equipment Finance LLC, Series 2022-A, Class A3, 3.20%, 1/13/28(a)	46,111
250,000	TSTAT 2022-1 Ltd, Series 1A, Class AR3, 4.60%, 1/20/32(a)	249,485
250,000	Riserva Clo Ltd., Series 3A, Class AR3, 4.72%, 1/18/34(a)	249,355
300,000	Symphony CLO XXV Ltd., Series 25A, Class AR, 4.72%, 4/19/34(a)	299,841
325,000	Barings CLO Ltd 2021-II, Series 2A, Class A1R, 4.74%, 7/15/34(a)	324,928
275,000	Madison Park Funding XLV Ltd, Series 45A, Class ARR, 4.75%, 7/15/34 (TSFR3M + 108BPS)(a)(b)	274,967
174,295	Freddie Mac REMICS, Series 4838, Class VA, 4.00%, 3/15/36	174,027
200,000	Birch Grove CLO 4 Ltd., Series 4A, Class A1R, 5.15%, 7/15/37(a)	200,210
120,704	Freddie Mac REMICS, Series 5216, Class JA, 3.25%, 5/25/38	120,078
158,623	Fannie Mae, 5.67%, 7/01/36 (H15T1Y + 219.40 bps)(b)	162,734
52	Fannie Mae, Series 140, Class BH, 2.50%, 1/25/27	$52
257,063	Government National Mortgage Association, Series 1, Class D, 5.50%, 5/20/49	257,698
267,302	Government National Mortgage Association, Series 132, Class BG, 5.50%, 7/20/50	273,165
Total (Cost $2,630,278)		2,632,651

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.19%
286,490	BX Trust, Series 2021-BXMF, Class A, 4.42%, 10/15/26 (TSFR1M + 75.00 bps)(a)(b)	286,132

See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond ETF

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
338,132	BX Trust, Series 2021-RISE, Class A, 4.54%, 11/15/36 (TSFR1M + 86.20 bps)(a)(b)	337,920
212,551	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.06%, 12/15/38(a)	212,352
58,246	Morgan Stanley Bank of America Merrill Lynch Trust, Series C29, Class A4, 3.33%, 5/15/49	57,722
390,000	Morgan Stanley Capital I Trust, Series BNK2, Class A4, 3.05%, 11/15/49	384,067
340,000	CSAIL Commercial Mortgage Trust, Series 2015-C7, Class A5, 3.50%, 11/15/49	338,031
200,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	195,671
380,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50	375,249
133,000	Wells Fargo Commercial Mortgage Trust 2017-C40, Series C40, Class A3, 3.32%, 10/15/50	131,518
95,000	CFCRE Commercial Mortgage Trust, Series C7, Class A3, 3.84%, 12/10/54	94,429
Total (Cost $2,389,153)		2,413,091

Shares		Fair Value
MONEY MARKET FUNDS — 0.08%
16,352	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(d)	16,352
Total Money Market Funds		16,352
(Cost $16,352)
Total Investments— 98.18% (Cost $21,154,145)		21,166,510
Other Assets in Excess of Liabilities— 1.82%		391,762
NET ASSETS — 100.00%		21,558,272

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2026. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Short Duration Bond ETF

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
PREFERRED STOCKS — 0.57%
	Insurance — 0.57%
7,700	Reinsurance Group of America, Inc.(a)	$191,884
Total Preferred Stocks		191,884
(Cost $192,885)

Principal Amount		Fair Value
CORPORATE BONDS — 54.26%
	AEROSPACE & DEFENSE — 3.03%
237,000	Boeing Co. (The), 6.26%, 5/01/27	241,092
250,000	Howmet Aerospace, Inc., 6.75%, 1/15/28	260,528
253,000	Lockheed Martin Corp, 4.15%, 8/15/28	253,185
260,000	Honeywell Aerospace, Inc., 4.00%, 3/16/29(b)	257,572
		1,012,377
	ASSET MANAGEMENT — 3.71%
371,000	Blackstone Private Credit Fund, 3.25%, 3/15/27	361,722
157,000	Golub Capital Private Credit Fund, 5.45%, 8/15/28(b)	154,833
139,000	Ares Strategic Income Fund, 5.45%, 9/09/28(b)	137,553
300,000	Ares Strategic Income Fund, 4.85%, 1/15/29(b)	290,479
300,000	UBS Group AG, 4.15%, 12/23/29 (SOFRRATE + 84BPS)(b)(c)	296,569
		1,241,156
	AUTOMOTIVE — 0.75%
250,000	Hyundai Capital America, 4.75%, 4/06/29(b)	250,039
	BANKS — 7.34%
325,000	Nordea Bank Abp, 4.38%, 3/17/28(b)	326,131
250,000	Manufacturers & Traders Trust Co, 4.76%, 7/06/28	250,690
200,000	Standard Chartered PLC, 5.55%, 1/21/29 (H15T1Y + 105 bps)(b)(c)	202,951
400,000	Bank of America Corp., 4.98%, 1/24/29 (SOFRRATE + 83 bps)(c)	403,117
300,000	Citizens Bank NA/Providence RI, 4.19%, 1/29/29	298,117
300,000	Wells Fargo & Co, 6.30%, 10/23/29 (SOFRRATE + 179 bps)(c)	312,448
325,000	Citigroup, Inc., 3.98%, 3/20/30	319,755
339,000	Barclays PLC, 4.84%, 9/10/28 (SOFR + 134 bps)(c)	340,304
		2,453,513
	BIOTECH & PHARMA — 0.84%
281,000	Zoetis, Inc., 4.15%, 8/17/28	280,127
	CAPITAL MARKETS — 0.96%
320,000	Blackstone Secured Lending Fund, 5.88%, 11/15/27	321,054
	CHEMICALS — 0.26%
85,000	Ecolab Inc., 4.30%, 6/15/28	85,204
	COMMERCIAL SUPPORT SERVICES — 0.69%
18,000	Prime Security Services Borrower LLC, 5.75%, 4/15/26(b)	18,023

Principal Amount		Fair Value
COMMERCIAL SUPPORT SERVICES — (continued)
220,000	GFL Environmental Inc, 4.00%, 8/01/28(b)	213,866
		231,889
	ELECTRIC UTILITIES — 3.52%
240,000	FirstEnergy Corp., 3.90%, 7/15/27	238,046
350,000	Entergy Louisiana LLC, 3.25%, 4/01/28	343,371
281,000	Dominion Energy Inc., 4.60%, 5/15/28	281,884
100,000	Georgia Power Co, 4.00%, 10/01/28	99,414
106,000	Vistra Operations Co LLC, 4.30%, 10/15/28(b)	104,730
110,000	Public Service Co of Colorado, 4.15%, 3/13/29	109,685
		1,177,130
	ELECTRICAL EQUIPMENT — 0.89%
300,000	Amphenol Corp, 3.80%, 11/15/27	298,198
	FOOD — 0.72%
240,000	Mars, Inc., 4.60%, 3/01/28(b)	241,446
	FORESTRY, PAPER & WOOD PRODUCTS — 0.25%
85,000	Georgia-Pacific LLC, 4.40%, 6/30/28(b)	85,098
	INSTITUTIONAL FINANCIAL SERVICES — 1.56%
228,000	Morgan Stanley, 4.13%, 10/18/29	225,355
300,000	Morgan Stanley, 4.24%, 1/09/30	296,972
		522,327
	INSURANCE — 6.05%
96,000	Sammons Financial Group Global Funding, 5.05%, 1/10/28(b)	96,838
162,000	Corebridge Global Funding, 4.25%, 8/21/28(b)(d)	160,850
415,000	RGA Global Funding, 4.35%, 8/25/28(b)	412,774
280,000	SBL Holdings Inc, 5.90%, 9/26/28(b)	264,253
179,000	Fortitude Global Funding, 4.63%, 10/06/28(b)	177,183
140,000	American National Global Funding, 4.63%, 12/15/28(b)	138,925
345,000	GA Global Funding Trust, 5.50%, 1/08/29(b)	349,197
420,000	Athene Global Funding, 5.58%, 1/09/29(b)	423,863
		2,023,883
	INTERNET MEDIA & SERVICES — 2.01%
200,000	Match Group Holdings II LLC, 4.63%, 6/01/28(b)	195,527
250,000	Alphabet, Inc., 3.70%, 2/15/29	247,851
230,000	Airbnb, Inc., 4.40%, 3/16/29	229,697
		673,075
	LEISURE FACILITIES & SERVICES — 2.25%
99,000	MGM Resorts International, 5.50%, 4/15/27	99,202
292,000	Starbucks Corp, 4.50%, 5/15/28	292,592
170,000	NCL Corp. Ltd., 7.75%, 2/15/29(b)	176,991
185,000	Carnival Corp., 5.13%, 5/01/29(b)	183,665
		752,450
	LEISURE PRODUCTS — 0.87%
300,000	Mattel Inc, 3.75%, 4/01/29(b)	290,133
	MACHINERY — 0.74%
246,000	John Deere Capital Corp, 4.25%, 6/05/28	246,776

See accompanying notes to financial statements.

Sterling Capital Short Duration Bond ETF

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
MEDICAL EQUIPMENT & DEVICES — 0.34%
115,000	GE HealthCare Technologies, Inc., 4.15%, 12/15/28	114,249
	OIL & GAS PRODUCERS — 5.51%
340,000	APA Corp, 4.88%, 11/15/27(d)	342,073
275,000	ONEOK Inc., 5.63%, 1/15/28(b)	278,524
190,000	Buckeye Partners LP, 4.50%, 3/01/28(b)	186,860
193,000	Hess Midstream Operations LP, 5.88%, 3/01/28(b)	194,238
237,000	Woodside Finance Ltd., 4.90%, 5/19/28	238,884
105,000	Targa Resources Corp., 4.35%, 1/15/29	104,560
175,000	Venture Global LNG Inc, 9.50%, 2/01/29(b)	189,227
300,000	Hess Midstream Operations LP, 6.50%, 6/01/29(b)	306,458
		1,840,824
	REIT — 1.48%
50,000	Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	48,449
73,000	Store Capital LLC., 4.50%, 3/15/28	72,526
64,000	LXP Industrial Trust, 6.75%, 11/15/28	67,099
325,000	CubeSmart LP, 2.25%, 12/15/28	306,761
		494,835
	SOFTWARE — 1.39%
312,000	Synopsys, Inc., 4.65%, 4/01/28	313,144
155,000	Oracle Corp., 4.55%, 2/04/29	153,041
		466,185
	SPECIALTY FINANCE — 2.81%
325,000	Ladder Capital Finance Holdings LLLP, 4.25%, 2/01/27(b)	321,076
113,000	Avolon Holdings Funding Ltd., 4.95%, 1/15/28(b)	113,372
251,000	OneMain Finance Corp., 3.88%, 9/15/28	238,538
275,000	AerCap Ireland Capital DAC, 3.00%, 10/29/28	264,711
		937,697
	STEEL — 0.22%
73,000	Steel Dynamics, Inc., 4.00%, 12/15/28	72,207
	TECHNOLOGY HARDWARE — 1.61%
240,000	Motorola Solutions Inc., 4.60%, 2/23/28	240,918
300,000	Dell International LLC / EMC Corp, 4.15%, 2/15/29(e)	297,505
		538,423
	TECHNOLOGY SERVICES — 0.33%
110,000	Fidelity National Information Services, Inc., 4.45%, 3/10/28	109,692
	TELECOMMUNICATIONS — 1.50%
182,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC, 5.15%, 3/20/28(b)	182,899
300,000	Sprint Capital Corporation, 6.88%, 11/15/28	317,225
		500,124
	TOBACCO & CANNABIS — 0.88%
295,000	Philip Morris International Inc., 4.13%, 4/28/28	294,511
	TRANSPORTATION & LOGISTICS — 1.74%
150,000	Delta Air Lines Inc., 4.95%, 7/10/28	150,552

Principal Amount		Fair Value
TRANSPORTATION & LOGISTICS — (continued)
275,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(b)	274,603
160,000	United Airlines Holdings Inc, 4.88%, 3/01/29	156,493
		581,648
Total (Cost $18,183,702)		18,136,270

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 24.66%
220,000	Avis Budget Rental Car Funding AESOP LLC, Series 1A, Class A, 4.80%, 8/20/29(b)	221,524
364,230	OneMain Direct Auto Receivables Trust, Series 1A, Class A, 5.41%, 11/14/29(b)	366,802
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 3A, Class A, 4.17%, 2/20/30(b)	297,511
500,000	Hertz Vehicle Financing III LLC, Series 4A, Class A, 6.15%, 3/25/30(b)	519,790
550,000	Dryden CLO Ltd., Series 53A, Class BR, 4.97%, 1/15/31(b)(f)	550,072
450,000	Santander Drive Auto Receivables Trust, Series 2025-2, 4.87%, 5/15/31	452,923
337,560	Fortress Credit BSL IX Ltd, Series 1A, Class A1AR, 4.77%, 10/20/33(b)	337,557
414,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 41A, Class AR, 4.72%, 4/15/34 (TSFR3M + 105 bps)(b)(c)(f)	413,300
420,000	ARES XLIV CLO Ltd, Series 44A, Class A1RR, 4.80%, 4/15/34 (TSFR3M + 113 bps)(b)(c)(f)	420,105
275,000	Magnetite XXXI Ltd., Series 31A, Class A1R, 4.67%, 7/15/34(b)	274,326
417,000	LCM 33 Ltd, Series 33A, Class AR, 4.85%, 7/20/34 (TSFR3M + 118.00 bps)(b)(c)	417,142
331,000	Affirm Master Trust Series 2025-3, Series 3A, Class A, 4.45%, 10/16/34(b)	329,566
244,501	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, 8/27/40(b)	245,415
190,988	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.14%, 6/20/41(b)	192,368
104,186	Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 4.83%, 8/20/41(b)	104,288
522,688	Tricon Residential Trust, Series 2025-SFR, Class A, 4.77%, 3/17/42 (TSFR1M + 110 bps)(b)(c)	521,708
347,109	MVW LLC, Series 2024-2, Class A, 4.43%, 3/20/42(b)	345,276
232,765	HINNT LLC, Series 2025-A, Class A, 5.01%, 3/15/44(b)	234,105
350,000	Vantage Data Centers LLC, Series 2A, Class A2, 1.99%, 9/15/45(b)	334,201
350,000	Retained Vantage Data Centers Issuer LLC, Series 1A, Class A2A, 5.00%, 9/15/48(b)	349,006
357,000	Morgan Stanley Bank of America, Series C31, Class A5, 3.10%, 11/15/49	354,099
334,002	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.31%, 7/17/51(b)(d)	315,920

See accompanying notes to financial statements.

Sterling Capital Short Duration Bond ETF

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
301,680	Navient Refinance Loan Trust, Series A, Class A, 5.15%, 2/16/55(b)	303,053
383,382	Navient Private Education Refi Loan Trust, Series 2021-F, 1.11%, 2/18/70(b)	341,819
Total (Cost $8,213,236)		8,241,876

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.81%
365,000	Benchmark Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/29	377,444
74,705	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.29%, 11/15/38(b)	74,659
276,486	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.06%, 12/15/38(b)	276,226
260,370	SMR Mortgage Trust, Series 2022-IND, Class A, 5.32%, 2/15/39(b)	259,751
415,092	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49	407,748
410,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	401,124
160,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50	158,000
75,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.81%, 5/15/55(c)	76,608
228,000	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.12%, 8/15/56	238,094
100,000	BANK5 Trust, Series 2023-5YR3, Class AS, 7.32%, 9/15/56	105,804
100,000	BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%, 12/15/56	105,285
200,000	BANK5 Trust, Series 2024-5YR5, Class AS, 6.27%, 2/15/29	206,237
400,000	Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.36%, 7/15/56(c)	413,725
364,337	BX Trust, Series 2021-RISE, Class C, 5.24%, 11/15/36(b)(c)	364,109
150,000	CSAIL Commercial Mortgage Trust, Series 2015-C7, Class A5, 3.50%, 11/15/49	149,131
Total (Cost $3,588,976)		3,613,945

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.03%
420,000	TSTAT 2022-1 Ltd, Series 1A, Class AR3, 4.60%, 1/20/32(b)	419,135
2,379	Fannie Mae, Series 72, Class NA, 2.50%, 8/25/42	2,369
214,378	Fannie Mae, Series 35, Class CB, 2.00%, 2/25/43	209,136
141,426	Fannie Mae, Series 100, Class DA, 3.00%, 2/25/43	138,727
154,623	Freddie Mac, Series 4828, Class QA, 3.50%, 3/15/47	153,172
536,725	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 8/25/49(b)	489,926
261,467	Fannie Mae, 5.67%, 7/01/36 (H15T1Y + 219.40 bps)(c)	268,242
Total (Cost $1,748,984)		1,680,707

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.29%
	New York — 0.29%
95,000	City of New York NY, 4.67%,2/1/28	96,010
Total (Cost $95,000)		96,010

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 0.86%
290,300	United States Treasury Note/Bond, 3.50%, 1/15/29	287,828
Total (Cost $290,367)		287,828

Shares		Fair Value
MONEY MARKET FUNDS — 2.26%
755,285	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.58%(g)	755,285
Total Money Market Funds		755,285
(Cost $755,285)
Total Investments— 98.73%		33,003,805
(Cost $33,068,435)
Other Assets in Excess of Liabilities— 1.27%		423,762
NET ASSETS — 100.00%		33,427,567

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2026. The maturity date reflected is the final maturity date.
(d)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended March 31, 2026 is $818,843, which represents 2.4% of net assets.
(e)	The security was purchased on a when-issued of forward commitment basis (Note 3)
(f)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(g)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Short Duration Bond ETF

Schedule of Futures Contracts (Unaudited)

March 31, 2026

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
CBOT 2 Year US Treasury Note Future	17	07/01/2026	$3,553,726	$3,526,570	$(27,156)

See accompanying notes to financial statements.

Sterling Capital Hedged Equity Premium Income ETF

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — 95.80%
	Banks — 4.53%
24,902	JPMorgan Chase & Co.	$7,325,172
16,318	Oracle Corp.	2,400,541
		9,725,713
	Biotech & Pharma — 2.64%
14,809	AbbVie, Inc.	3,220,810
6,957	Amgen, Inc.	2,447,820
		5,668,630
	Chemicals — 3.24%
14,634	Air Products & Chemicals, Inc.	4,251,030
8,416	Sherwin-Williams Co. (The)	2,697,749
		6,948,779
	Commercial Support Services — 2.26%
10,973	Republic Services, Inc.	2,403,306
10,620	Waste Management, Inc.	2,440,370
		4,843,676
	Diversified Industrials — 2.85%
11,723	Emerson Electric Co.	1,535,947
17,562	Illinois Tool Works, Inc.	4,571,214
		6,107,161
	E-Commerce Discretionary — 4.37%
45,029	Amazon.com, Inc.(a)	9,378,190
	Electric Utilities — 2.49%
13,549	Vistra Corp.	2,036,821
28,550	WEC Energy Group, Inc.	3,305,234
		5,342,055
	Electrical Equipment — 2.15%
7,025	AMETEK, Inc.	1,505,879
12,443	Vertiv Holdings Co., Class A	3,117,967
		4,623,846
	Electronic Equipment, Instruments & Components — 1.48%
25,177	Amphenol Corp., Class A	3,181,114
	Hotels, Restaurants & Leisure — 2.20%
12,451	Darden Restaurants, Inc.	2,440,894
7,313	McDonald's Corp.	2,272,807
		4,713,701
	Household Products — 1.08%
16,109	Procter & Gamble Co. (The)	2,326,784
	Industrial Support Services — 0.72%
1,423	W.W. Grainger, Inc.	1,552,223
	Insurance — 4.95%
33,407	Aflac, Inc.	3,665,083
10,544	Chubb Ltd.	3,436,606
26,000	Hartford Insurance Group, Inc. (The)	3,515,980
		10,617,669
	Internet Media & Services — 10.20%
38,362	Alphabet, Inc., Class A	11,031,377
601	Booking Holdings, Inc.	2,530,402
9,093	Meta Platforms, Inc., Class A	5,202,378
32,579	Netflix, Inc.(a)	3,132,471
		21,896,628

Shares		Fair Value
COMMON STOCKS — (continued)
	Machinery — 2.58%
6,177	Parker-Hannifin Corp.	5,529,897
	Medical Equipment & Devices — 0.86%
4,022	Intuitive Surgical, Inc.(a)	1,854,102
	Oil & Gas Producers — 2.25%
66,278	Williams Companies, Inc. (The)	4,823,713
	Pharmaceuticals — 2.61%
2,392	Eli Lilly & Co.	2,200,090
13,912	Johnson & Johnson	3,400,649
		5,600,739
	Retail - Consumer Staples — 3.97%
5,893	Costco Wholesale Corp.	5,871,962
21,227	Walmart, Inc.	2,638,092
		8,510,054
	Retail - Discretionary — 1.09%
14,635	TJX Companies, Inc. (The)	2,337,210
	Semiconductors — 16.27%
10,831	Analog Devices, Inc.	3,445,774
35,885	Broadcom, Inc.	11,106,766
23,302	Lam Research Corp.	4,978,705
3,148	Monolithic Power Systems, Inc.	3,441,866
68,346	Nvidia Corp.	11,919,543
		34,892,654
	Software — 6.98%
6,587	Cadence Design Systems, Inc.(a)	1,830,330
21,461	Microsoft Corp.	7,944,217
12,074	Palantir Technologies, Inc., Class A(a)	1,766,185
11,709	Palo Alto Networks, Inc.(a)	1,877,187
15,014	ServiceNow, Inc.(a)	1,569,714
		14,987,633
	Specialized REITs — 2.06%
4,508	Equinix, Inc.	4,418,922
	Specialty Retail — 1.51%
9,874	Home Depot, Inc. (The)	3,247,460
	Technology Hardware — 6.90%
48,342	Apple, Inc.	12,268,716
5,863	Motorola Solutions, Inc.	2,544,366
		14,813,082
	Technology Services — 1.70%
3,468	MasterCard, Inc., Class A	1,732,821
4,390	Moody's Corp.	1,915,137
		3,647,958
	Transaction Processing Services — 1.86%
13,205	Visa, Inc., Class A	3,991,079
	Total Common Stocks	205,580,672
	(Cost $215,412,054)

Shares		Fair Value
PURCHASED OPTIONS CONTRACTS — 3.86%
	Put — 3.86%
790	State Street SPDR S&P 500 ETF Trust, Exercise Price $620.00, Expiration Date 6/22/26	1,138,390

See accompanying notes to financial statements.

Sterling Capital Hedged Equity Premium Income ETF

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Shares		Fair Value
PURCHASED OPTIONS CONTRACTS — (continued)
790	State Street SPDR S&P 500 ETF Trust, Exercise Price $620.00, Expiration Date 9/21/26	1,908,640
790	State Street SPDR S&P 500 ETF Trust, Exercise Price $620.00, Expiration Date 12/21/26	2,467,170
790	State Street SPDR S&P 500 ETF Trust, Exercise Price $615.00, Expiration Date 3/22/27	2,776,850
Total Put Options Purchased		8,291,050
(Cost $5,578,513)

Shares		Fair Value
MONEY MARKET FUNDS — 1.67%
3,594,602	Federated Hermes Treasury Obligations Fund, 3.58%(b)	3,594,602
Total Money Market Funds		3,594,602
(Cost $3,594,602)
Total Investments— 101.33%		217,466,324
(Cost $224,585,169)
Liabilities in Excess of Other Assets — (1.33)%		(2,840,762)
NET ASSETS — 100.00%		214,625,562

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Hedged Equity Premium Income ETF

Schedule of Written Options (Unaudited)

March 31, 2026

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN OPTIONS (1.33)%
WRITTEN CALL OPTIONS (0.33)%
AbbVie, Inc.	(118)	$(2,566,382)	$235.00	May 2026	$(24,190)
Aflac, Inc.	(267)	(2,929,257)	120.00	May 2026	(6,008)
Air Products and Chemicals, Inc.	(116)	(3,369,684)	330.00	April 2026	(2,320)
Alphabet, Inc.	(306)	(8,799,336)	320.00	May 2026	(70,380)
Amazon.com, Inc.	(360)	(7,497,720)	235.00	May 2026	(72,000)
AMETEK, Inc.	(55)	(1,178,980)	240.00	April 2026	(825)
Amgen, Inc.	(55)	(1,935,175)	400.00	May 2026	(8,250)
Amphenol Corporation	(200)	(2,527,000)	170.00	April 2026	(600)
Analog Devices, Inc.	(86)	(2,736,004)	360.00	May 2026	(22,145)
Apple, Inc.	(386)	(9,796,294)	285.00	May 2026	(23,546)
Booking Holdings, Inc.	(5)	(2,105,160)	4,750.00	May 2026	(18,150)
Broadcom, Inc.	(287)	(8,882,937)	365.00	May 2026	(47,642)
Cadence Design Systems, Inc.	(52)	(1,444,924)	340.00	May 2026	(10,140)
Chubb Ltd.	(84)	(2,737,812)	355.00	April 2026	(4,200)
Costco Wholesale Corporation	(47)	(4,683,221)	1,075.00	May 2026	(12,314)
Darden Restaurants, Inc.	(99)	(1,940,796)	240.00	April 2026	(5,693)
Eli Lilly & Company	(19)	(1,747,563)	1,080.00	May 2026	(11,780)
Emerson Electric Company	(93)	(1,218,486)	144.00	May 2026	(12,323)
Equinix, Inc.	(35)	(3,430,840)	1,060.00	April 2026	(4,025)
Hartford Insurance Group, Inc. (The)	(205)	(2,772,215)	145.00	April 2026	(7,175)
Home Depot, Inc. (The)	(79)	(2,598,231)	370.00	May 2026	(7,742)
Illinois Tool Works, Inc.	(139)	(3,618,031)	290.00	April 2026	(9,383)
Intuitive Surgical, Inc.	(32)	(1,475,168)	545.00	May 2026	(7,360)
Johnson & Johnson	(111)	(2,713,284)	270.00	May 2026	(7,881)
JPMorgan Chase & Company	(199)	(5,853,784)	325.00	May 2026	(21,293)
Lam Research Corporation	(186)	(3,974,076)	285.00	May 2026	(17,484)
Mastercard, Inc.	(27)	(1,349,082)	545.00	May 2026	(6,872)
McDonald's Corporation	(58)	(1,802,582)	360.00	May 2026	(6,467)
Meta Platforms, Inc.	(72)	(4,119,336)	640.00	May 2026	(59,400)
Microsoft Corporation	(171)	(6,329,907)	420.00	May 2026	(35,055)
Monolithic Power Systems, Inc.	(25)	(2,733,375)	1,300.00	April 2026	(9,075)
Moody's Corporation	(35)	(1,526,875)	490.00	April 2026	(3,238)
Motorola Solutions, Inc.	(46)	(1,996,262)	500.00	April 2026	(966)
Netflix, Inc.	(260)	(2,499,900)	110.00	May 2026	(19,240)
NVIDIA Corporation	(546)	(9,522,240)	195.00	May 2026	(60,060)
Oracle Corporation	(130)	(1,912,430)	175.00	May 2026	(16,120)
Palantir Technologies, Inc.	(96)	(1,404,288)	175.00	May 2026	(8,448)
Palo Alto Networks, Inc.	(93)	(1,490,976)	175.00	May 2026	(20,460)
Parker-Hannifin Corporation	(49)	(4,386,676)	1,020.00	April 2026	(6,860)
Procter & Gamble Company (The)	(128)	(1,848,832)	160.00	May 2026	(4,096)
Republic Services, Inc.	(87)	(1,905,474)	240.00	April 2026	(3,306)
ServiceNow, Inc.	(120)	(1,254,600)	125.00	May 2026	(17,400)
Sherwin-Williams Company (The)	(67)	(2,147,685)	360.00	April 2026	(1,407)
TJX Companies, Inc. (The)	(117)	(1,868,490)	175.00	May 2026	(4,446)
Vertiv Holdings Company	(99)	(2,480,742)	330.00	May 2026	(15,791)
Visa, Inc.	(105)	(3,173,520)	335.00	May 2026	(11,550)
Vistra Corporation	(108)	(1,623,564)	195.00	May 2026	(7,722)
Walmart, Inc.	(170)	(2,112,760)	138.00	May 2026	(6,885)
Waste Management, Inc.	(84)	(1,930,236)	260.00	April 2026	(630)
WEC Energy Group, Inc.	(226)	(2,616,402)	125.00	April 2026	(3,955)

See accompanying notes to financial statements.

Sterling Capital Hedged Equity Premium Income ETF

Schedule of Written Options (Unaudited) (continued)

March 31, 2026

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Williams Companies, Inc. (The)	(530)	(3,857,340)	83.00	May 2026	(7,950)
WW Grainger, Inc.	(11)	(1,199,891)	1,160.00	April 2026	(4,202)
Total Written Call Options (Premiums Received $691,615)					(776,450)
WRITTEN PUT OPTIONS (1.00)%
State Street SPDR S&P 500 ETF Trust	(790)	(51,376,860)	480.00	June 2026	(167,480)
State Street SPDR S&P 500 ETF Trust	(790)	(51,376,860)	480.00	September 2026	(411,589)
State Street SPDR S&P 500 ETF Trust	(790)	(51,376,860)	480.00	December 2026	(647,799)
State Street SPDR S&P 500 ETF Trust	(790)	(51,376,860)	480.00	March 2027	(846,089)
Total Written Put Options (Premiums Received $1,640,062)					(2,072,957)
Total Written Options (Premiums Received $2,331,679)					$(2,849,407)

See accompanying notes to financial statements.

Sterling Capital Multi-Strategy Income ETF

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
PREFERRED STOCKS — 0.95%
	Insurance — 0.95%
43,000	AEGON Funding Company, LLC	$814,850
33,000	Athene Holding Ltd., 5.63%	779,790
		1,594,640
Total Preferred Stocks		1,594,640
(Cost $1,630,032)

Principal Amount		Fair Value
CORPORATE BONDS — 47.19%
	AEROSPACE & DEFENSE — 1.69%
1,192,000	TransDigm, Inc., 6.00%, 1/15/33(a)	1,191,821
1,600,000	Bombardier, Inc., 6.75%, 6/15/33(a)	1,652,422
		2,844,243
	ASSET MANAGEMENT — 1.22%
1,188,000	Apollo Debt Solutions BDC, 6.90%, 4/13/29	1,215,443
874,000	Ares Capital Corp., 5.10%, 1/15/31	840,500
		2,055,943
	AUTOMOTIVE — 2.61%
1,686,000	American Axle & Manufacturing, Inc., 5.00%, 10/01/29	1,607,706
1,178,000	Phinia, Inc., 6.63%, 10/15/32(a)	1,196,320
1,562,000	Adient Global Holdings Ltd., 7.50%, 2/15/33(a)	1,578,858
		4,382,884
	BANKS — 0.97%
1,632,000	Citigroup, Inc., 6.63%, 5/15/74(b)(c)	1,629,826
	BIOTECH & PHARMA — 2.75%
1,812,000	Organon & Company / Organon Foreign Debt Co-Issuer, 5.13%, 4/30/31(a)	1,474,769
1,541,000	Amneal Pharmaceuticals, LLC, 6.88%, 8/01/32(a)	1,587,075
1,600,000	BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(a)	1,572,460
		4,634,304
	CABLE & SATELLITE — 0.96%
1,594,000	CCO Holdings, LLC / CCO Holdings Capital, 7.38%, 3/03/31(a)	1,618,994
	COMMERCIAL SUPPORT SERVICES — 0.93%
1,619,000	ADT Security Corporation (The), 5.88%, 10/15/33(a)	1,567,631
	COMMUNICATIONS — 0.74%
1,182,000	WULF Compute, LLC, 7.75%, 10/15/30(a)	1,249,134
	CONSTRUCTION MATERIALS — 0.70%
1,170,000	Quikrete Holdings, Inc., 6.38%, 3/01/32(a)	1,185,806
	ELECTRIC UTILITIES — 1.66%
1,156,000	Vistra Operations Company, LLC, 7.75%, 10/15/31(a)	1,210,758
1,616,000	Alpha Generation, LLC, 6.25%, 1/15/34(a)	1,585,995
		2,796,753

Shares		Fair Value
	ENTERTAINMENT CONTENT — 0.31%
500,000	OAK-Eagle Acquireco, Inc., 7.25%, 7/01/33(a)	518,713
	HEALTH CARE FACILITIES & SERVICES — 1.83%
1,352,000	Prime Healthcare Services, Inc., 9.38%, 9/01/29(a)	1,402,308
1,611,000	Star Parent, Inc., 9.00%, 10/01/30(a)	1,675,445
		3,077,753
	HOME & OFFICE PRODUCTS — 0.72%
1,173,000	Newell Brands, Inc., 8.50%, 6/01/28(a)	1,210,457
	HOME CONSTRUCTION — 0.93%
1,552,000	New Home Company, Inc. (The), 9.25%, 10/01/29(a)	1,565,673
	INDUSTRIAL SUPPORT SERVICES — 0.97%
1,588,000	Herc Holdings, Inc., 7.25%, 6/15/33(a)	1,626,515
	INSTITUTIONAL FINANCIAL SERVICES — 0.91%
1,512,000	Jane Street Group / JSG Finance, Inc., 6.75%, 5/01/33(a)	1,534,919
	INSURANCE — 5.92%
1,140,000	Ohio National Financial Services, Inc., 6.80%, 1/24/30(a)	1,141,822
1,637,000	Panther Escrow Issuer, LLC, 7.13%, 6/01/31(a)	1,642,263
1,734,000	Global Atlantic Fin Company, 7.95%, 10/15/54(a)(c)	1,669,632
1,644,000	American National Group, Inc., 7.00%, 12/01/55(c)	1,558,990
768,000	Reinsurance Group of America, Inc., 6.38%, 9/15/56(c)	741,664
1,922,000	SBL Holdings, Inc., 6.50%, 11/13/74(a)(b)(c)	1,587,382
1,597,000	Corebridge Financial, Inc., 6.88%, 12/01/74(c)	1,626,909
		9,968,662
	LEISURE FACILITIES & SERVICES — 0.70%
1,192,000	NCL Corporation Ltd., 6.25%, 3/01/30(a)	1,183,914
	MACHINERY — 0.71%
1,189,000	Terex Corporation, 6.25%, 10/15/32(a)	1,193,292
	OIL & GAS PRODUCERS — 6.47%
1,206,000	Wildfire Intermediate Holdings, LLC, 7.50%, 10/15/29(a)	1,221,929
782,000	PBF Holding Company, LLC / PBF Finance Corporation, 9.88%, 3/15/30(a)	838,044
1,200,000	Venture Global Plaquemines LNG, LLC, 6.13%, 12/15/30(a)	1,231,955
903,000	Permian Resources Operating, LLC, 7.00%, 1/15/32(a)	935,536
1,180,000	Ascent Resources Utica Holdings, LLC / ARU Finance, 6.63%, 10/15/32(a)	1,196,773
1,212,000	Antero Midstream Partners, L.P. / Antero Midstream, 5.75%, 10/15/33(a)	1,197,860
1,251,000	Genesis Energy, L.P. / Genesis Energy Finance, 6.75%, 3/15/34	1,245,135
802,000	Energy Transfer, L.P., 8.00%, 5/15/54(c)	840,231
974,000	Venture Global LNG, Inc., 9.00%, 3/30/74(a)(c)	969,530
1,185,000	Sunoco, L.P., 7.88%, 9/18/75(a)(c)	1,209,425
		10,886,418

See accompanying notes to financial statements.

Sterling Capital Multi-Strategy Income ETF

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Shares		Fair Value
	OIL & GAS SERVICES & EQUIPMENT — 0.73%
1,235,000	Archrock Services, L.P. / Archrock Partners, 6.00%, 2/01/34(a)	1,224,159
	RETAIL - CONSUMER STAPLES — 0.71%
1,189,000	Albertsons Companies, Inc. / Safeway, Inc. / New, 6.25%, 3/15/33(a)	1,196,460
	RETAIL - DISCRETIONARY — 1.40%
1,201,000	Macy's Retail Holdings, LLC, 6.13%, 3/15/32(a)	1,179,579
1,204,000	Bath & Body Works, Inc., 6.88%, 11/01/35	1,177,654
		2,357,233
	SPECIALTY FINANCE — 3.76%
1,625,000	OneMain Finance Corporation, 7.88%, 3/15/30	1,674,271
1,437,000	Starwood Property Trust, Inc., 6.50%, 10/15/30(a)	1,456,558
1,595,000	Stonebriar A.B.F Issuer, LLC, 8.13%, 12/15/30(a)	1,647,579
1,680,000	PennyMac Financial Services, Inc., 5.75%, 9/15/31(a)	1,553,220
		6,331,628
	STEEL — 1.64%
1,177,000	Cleveland-Cliffs, Inc., 7.38%, 5/01/33(a)	1,150,752
1,622,000	Commercial Metals Company, 5.75%, 11/15/33(a)	1,604,697
		2,755,449
	TECHNOLOGY SERVICES — 1.65%
1,717,000	Iron Mountain Information Management Services, 5.00%, 7/15/32(a)	1,620,499
1,131,000	CACI International, Inc., 6.38%, 6/15/33(a)	1,150,919
		2,771,418
	TELECOMMUNICATIONS — 1.90%
1,199,000	Cipher Compute, LLC, 7.13%, 11/15/30(a)	1,242,140
1,213,000	APLD ComputeCo, LLC, 9.25%, 12/15/30(a)	1,250,654
688,000	Black Pearl Compute, LLC, 6.13%, 2/15/31(a)	700,270
		3,193,064
	TRANSPORTATION & LOGISTICS — 1.70%
1,670,967	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	1,661,798
1,152,000	Stonepeak Nile Parent, LLC, 7.25%, 3/15/32(a)	1,198,189
		2,859,987
Total (Cost $81,223,168)		79,421,232

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 38.22%
107,434	BX Trust 2021-BXMF, Series BXMF, Class D, 5.62%, 10/15/26(a)(d)	107,300
750,000	PFS Financing Corporation, Series C, Class B, 4.87%, 4/15/28(a)(d)	750,091
100,000	PFS Financing Corporation, Series B, Class B, 5.71%, 5/15/28(a)	100,152
496,000	First National Master Note Trust, Series 1, Class A, 5.13%, 4/15/29	496,162

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
749,000	PFS Financing Corporation, Series D, Class B, 5.59%, 4/15/29(a)	757,655
959,369	Morgan Stanley Capital I, Inc., Series BPR2, Class A, 7.29%, 5/05/29(a)	1,002,126
155,000	CarMax Select Receivables Trust 2025-A, Series A, Class A3, 4.77%, 9/17/29	156,022
415,000	Santander Drive Auto Receivables Trust 2023-5, Series 5, Class B, 6.16%, 12/17/29	418,822
1,000,000	PFS Financing Corporation, Series A, Class B, 4.62%, 2/15/30(a)(d)	999,996
250,000	Harbor Park CLO Ltd., Series 1A, Class CR2, 5.32%, 1/20/31(a)(d)	249,006
700,000	Hertz Vehicle Financing III, LLC, Series 2A, Class A, 5.48%, 1/27/31(a)	713,531
225,000	Exeter Automobile Receivables Trust 2024-5, Series 5A, Class D, 5.06%, 2/18/31	225,025
700,000	Bridgecrest Lending Auto Securitization Trust, Series 2, Class C, 5.17%, 3/17/31	703,687
680,000	Westlake Automobile Receivables Trust 2026-1, Series 1A, Class C, 4.37%, 6/16/31(a)	674,792
545,000	GLS Auto Select Receivables Trust 2025-3, Series 3A, Class B, 4.81%, 9/15/31(a)	545,497
470,000	Santander Drive Auto Receivables Trust 2024-3, Series 3, Class D, 5.97%, 10/15/31	481,149
1,200,000	Hertz Vehicle Financing III, LLC, Series 6A, Class A, 4.89%, 5/25/32(a)	1,199,218
1,000,000	American Credit Acceptance Receivables Trust, Series 1, Class C, 4.55%, 1/12/33(a)	996,754
934,000	Affirm Master Trust, Series 1A, Class A, 4.99%, 2/15/33(a)	939,669
250,000	SoFi Consumer Loan Program 2025-1 Trust, Series 1, Class B, 5.12%, 2/27/34(a)	252,217
1,059,704	BX Commercial Mortgage Trust 2019-IMC, Series IMC, Class A, 4.72%, 4/15/34(a)(d)	1,054,405
1,000,000	Recette Clo Ltd., Series 1A, Class CR3, 5.47%, 4/20/34(a)(d)	994,848
1,500,000	Pikes Peak CLO 6, Series 6A, Class CRR, 5.26%, 5/18/34(a)(d)	1,497,444
1,000,000	Madison Park Funding XLV Ltd., Series 45A, Class BRR, 5.32%, 7/15/34(a)(d)	999,089
517,000	OneMain Financial Issuance Trust 2021-1, Series 1A, Class A1, 1.55%, 6/16/36(a)	505,229
700,000	OneMain Financial Issuance Trust 2021-1, Series 1A, Class A2, 4.43%, 6/16/36(a)(c)(d)	700,218
250,000	RR 16 Ltd., Series 16A, Class BR, 5.47%, 7/15/36(a)(d)	249,903
1,500,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 45A, Class CR, 5.62%, 10/14/36(a)(d)	1,500,117
1,000,000	HONO 2021-LULU Mortgage Trust, Series LULU, Class A, 4.94%, 10/15/36(a)(d)	989,375
700,000	Neuberger Berman Loan Advisers CLO 38 Ltd., Series 38A, Class CR2, 5.55%, 10/20/36(a)(d)	699,418
100,000	SREIT Trust 2021-MFP2, Series MFP2, Class C, 5.16%, 11/15/36(a)(d)	99,938
2,000,000	Palmer Square CLO 2020-3 Ltd., Series 3A, Class BR3, 5.60%, 11/15/36(a)(d)	1,998,517

See accompanying notes to financial statements.

Sterling Capital Multi-Strategy Income ETF

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
250,000	Madison Park Funding XXXVII Ltd., Series 37A, Class CR2, 6.27%, 4/15/37(a)(d)	249,763
990,000	Madison Park Funding XLVII Ltd., Series 47A, Class CR, 6.07%, 4/19/37(a)(d)	989,052
1,500,000	Fortress Credit BSL XXVI Ltd., Series 4A, Class B, 5.57%, 1/15/38(a)(d)	1,501,555
1,000,000	Sculptor CLO XXVI Ltd., Series 26A, Class BR, 5.52%, 1/20/38(a)(d)	1,000,694
1,500,000	OCP CLO 2025-40 Ltd., Series 40A, Class C, 5.37%, 4/16/38(a)(d)	1,494,254
1,750,000	Palmer Square CLO 2021-4 Ltd., Series 4A, Class A2R, 5.27%, 7/15/38(a)(d)	1,747,819
1,510,000	Sandstone Peak II Ltd., Series 1A, Class BR, 5.42%, 7/20/38(a)(d)	1,508,275
250,000	Oaktree CLO 2023-2 Ltd., Series 2A, Class D1R, 6.72%, 7/20/38(a)(d)	248,405
1,100,000	Anchorage Capital CLO 6 Ltd., Series 6A, Class DR4, 6.72%, 7/22/38(a)(d)	1,088,073
595,113	KIND Trust 2021-KIND, Series KIND, Class B, 5.14%, 8/15/38(a)(d)	590,650
260,000	BPR Trust 2023-BRK2, Series BRK2, Class A, 6.90%, 10/05/38(a)(c)	265,963
250,000	Neuberger Berman Loan Advisers CLO 26 Ltd., Series 26A, Class CR, 5.67%, 10/18/38(a)(d)	249,992
975,000	CARLYLE US CLO 2021-1 LTD, Series 1A, Class BR, 5.67%, 1/15/40(a)(d)	973,756
1,256,223	Tricon Residential 2024-SFR1 Trust, Series SFR1, Class A, 4.65%, 4/17/41(a)	1,242,726
275,000	BX Trust 2024-VLT4, Series VLT4, Class C, 5.81%, 6/15/41(a)(d)	272,852
791,439	Progress Residential 2024-SFR3 Trust, Series SFR3, Class A, 3.00%, 6/17/41(a)	749,399
1,000,000	COMM 2025-SBX Mortgage Trust, Series SBX, Class A, 5.26%, 8/10/41(a)(c)	998,315
500,000	ROCK Trust 2024-CNTR, Series CNTR, Class D, 7.11%, 11/13/41(a)	519,569
1,000,000	SWCH Commercial Mortgage Trust 2025-DATA, Series DATA, Class A, 5.12%, 2/15/42(a)(d)	987,500
500,000	VRTX Trust 2025-HQ, Series HQ, Class D, 6.60%, 8/05/42(a)(c)	501,954
97,648	Sierra Timeshare 2024-1 Receivables Funding, LLC, Series 1A, Class A, 5.15%, 1/20/43(a)	98,333
750,000	VDCM Commercial Mortgage Trust 2025-AZ, Series AZ, Class C, 5.45%, 7/13/44(a)(c)	753,830
1,124,668	Hilton Grand Vacations Trust 2025-3EXT, Series 3EXT, Class A, 4.56%, 10/25/44(a)	1,115,081
1,000,000	BX Commercial Mortgage Trust 2026-VLT9, Series VLT9, Class A, 5.37%, 3/15/45(a)(d)	995,160
385,000	Stack Infrastructure Issuer, LLC, Series 2A, Class A2, 5.90%, 7/25/48(a)	385,877
1,975,000	Retained Vantage Data Centers Issuer, LLC, Series 1A, Class A2, 4.99%, 9/15/49(a)	1,920,138
2,000,000	CD 2017-CD3 Mortgage Trust, Series CD3, Class A4, 3.63%, 2/10/50	1,956,688
1,850,000	Stack Infrastructure Issuer, LLC, Series 1A, Class A2, 5.00%, 5/25/50(a)	1,822,771

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
1,000,000	Benchmark 2018-B1 Mortgage Trust, Series B1, Class AM, 3.88%, 1/15/51(c)	969,319
1,000,000	Benchmark 2018-B2 Mortgage Trust, Series B2, Class AS, 4.08%, 2/15/51(c)	962,559
122,000	CSAIL 2018-CX12 Commercial Mortgage Trust, Series CX12, Class AS, 4.46%, 8/15/51(c)	119,957
369,213	SMB Private Education Loan Trust 2024-C, Series C, Class A1A, 5.50%, 6/17/52(a)	376,319
1,290,000	Hotwire Funding, LLC, Series 1A, Class A2, 5.69%, 5/20/53(a)	1,297,704
500,000	Benchmark 2023-V2 Mortgage Trust, Series V2, Class AS, 6.54%, 5/15/55	514,409
2,135,000	Vantage Data Centers, LLC, Series 1A, Class A2, 5.13%, 8/15/55(a)	2,088,798
500,000	BANK 2022-BNK43, Series BNK43, Class B, 5.15%, 8/15/55(c)	481,652
1,500,000	QTS Issuer A.B.S II, LLC, Series 1A, Class B, 6.73%, 1/05/56(a)	1,484,633
1,854,888	SMB Private Education Loan Trust 2024-A, Series A, Class A1A, 5.24%, 3/15/56(a)	1,870,498
1,250,000	BMO 2023-5C1 Mortgage Trust, Series 5C1, Class A3, 6.53%, 8/15/56(c)	1,293,322
140,000	Benchmark 2024-V6 Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/57	144,762
224,000	BANK5 Trust 2024-5YR6, Series 5YR6, Class AS, 6.79%, 5/15/57	234,585
500,000	BANK5 2024-5YR9, Series 5YR9, Class AS, 6.18%, 8/15/57	516,538
1,700,000	Wells Fargo Commercial Mortgage Trust 2025-5C7, Series 5C7, Class A3, 5.20%, 12/15/58(a)	1,727,182
975,000	BANK 2017-BNK7, Series BNK7, Class AS, 3.75%, 9/15/60	944,152
Total (Cost $64,722,581)		64,312,205

Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — 9.10%
2,780,100	United States Treasury Bill, 0.00%, 6/16/26	2,758,974
2,121,642	Fannie Mae Pool, 5.00%, 3/01/45	2,123,054
242,792	Fannie Mae Pool, 5.00%, 12/01/45	241,471
2,087,563	Fannie Mae Pool, 5.50%, 12/01/45	2,110,380
248,015	Freddie Mac Pool, 5.00%, 8/01/53	245,646
223,237	Fannie Mae Pool, 5.50%, 8/01/53	224,995
2,514,223	Fannie Mae Pool, 5.50%, 6/01/54	2,547,797
236,245	Fannie Mae Pool, 5.50%, 1/01/55	239,512
229,317	Freddie Mac Pool, 6.00%, 2/01/55	238,297
2,735,776	Freddie Mac Pool, 6.00%, 4/01/55	2,799,846
1,768,523	Fannie Mae Pool, 5.50%, 11/01/55	1,786,208
Total (Cost $15,446,894)		15,316,180

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.67%
500,000	JPMCC Commercial Mortgage Securities Trust, Series JP5, Class AS, 3.88%, 3/15/50(c)	487,439

See accompanying notes to financial statements.

Sterling Capital Multi-Strategy Income ETF

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
650,000	Wells Fargo Commercial Mortgage Trust 2017-C40, Series C40, Class AS, 3.85%, 10/15/50(c)	632,898
Total (Cost $1,126,694)		1,120,337
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.44%
2,398,478	Government National Mortgage Association, Series 134, Class VE, 5.00%, 8/20/36	2,416,989
Total (Cost $2,437,589)		2,416,989

Shares		Fair Value
PURCHASED OPTIONS CONTRACTS — 0.20%
	Put — 0.20%
2,056	iShares iBoxx $ High Yield Corporate Bond ETF, Exercise Price $80.00, Expiration Date 6/22/26	333,073
Total Put Options Purchased		333,073
(Cost $201,586)

Shares		Fair Value
MONEY MARKET FUNDS — 0.95%
1,591,772	Federated Hermes Treasury Obligations Fund, 3.58%(e)	1,591,772
Total Money Market Funds		1,591,772
(Cost $1,591,772)
Total Investments— 98.71%		166,106,428
(Cost $168,380,316)
Other Assets in Excess of Liabilities— 1.29%		2,171,675
NET ASSETS — 100.00%		168,278,103

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2026. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Sterling Capital Multi-Strategy Income ETF

Schedule of Written Options (Unaudited)

March 31, 2026

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN OPTIONS (0.14)%
WRITTEN PUT OPTIONS (0.14)%
iShares iBoxx $ High Yield Corporate Bond ETF	(2,056)	$(16,357,536)	$78.00	June 2026	$(180,928)
US 10YR FUT OPTN May26P TYK6P 110.00 Comdty	(148)	(1,642,800)	110.00	April 2026	(53,188)
Total Written Put Options (Premiums Received $141,079)					(234,116)
Total Written Options (Premiums Received $141,078)					$(234,116)

See accompanying notes to financial statements.

Sterling Capital National Municipal Bond ETF

Schedule of Investments (Unaudited)

March 31, 2026

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.07%
	Alabama — 7.31%
2,000,000	Black Belt Energy Gas District, 5.00%,7/1/33	$2,090,582
2,100,000	County of Jefferson AL Sewer Revenue, 5.50%,10/1/53	2,183,510
3,750,000	Energy Southeast A Cooperative District Series B, 5.25%,7/1/54	3,998,806
5,000,000	Southeast Energy Authority A Cooperative District, 5.00%,1/1/56	5,028,271
1,000,000	Southeast Energy Authority A Cooperative District Series 2025-E, 5.00%,10/1/30	1,061,068
	Arizona — 1.81%
3,500,000	Chandler Industrial Development Authority, 5.00%,9/1/52	3,555,719
	California — 10.61%
3,500,000	California Community Choice Financing Authority, 5.00%,2/1/55	3,761,888
4,265,000	California Community Choice Financing Authority, 5.00%,1/1/56	4,614,722
1,515,000	Central Valley Energy Authority, 5.00%,12/1/55	1,630,252
1,905,000	City of Los Angeles Department of Airports, 5.00%,5/15/48	2,011,575
1,500,000	County of Santa Barbara CA, 5.00%,12/1/30	1,569,896
1,700,000	Los Angeles Department of Water & Power, 5.00%,7/1/49	1,724,639
1,490,000	San Francisco City & County Airport Comm-San, 5.00%,5/1/32	1,636,509
3,755,000	Southern California Public Power Authority, 5.00%,4/1/55	3,914,293
	Colorado — 2.20%
2,000,000	City & County of Denver CO Airport System Revenue, 5.25%,11/15/53	2,071,703
2,150,000	Colorado Health Facilities Authority, 5.00%,11/1/41	2,258,288
	District of Columbia — 1.80%
3,500,000	Metropolitan Washington Airports Authority, 5.00%,10/1/50	3,528,925
	Florida — 5.38%
1,825,000	County of Miami-Dade FL Aviation Revenue, 5.25%,10/1/55	1,880,356
2,000,000	County of Miami-Dade FL Water & Sewer System, 5.00%,10/1/55	2,048,624
1,180,000	Hillsborough County Aviation Authority, 5.50%,10/1/54	1,237,172
2,500,000	JEA Water & Sewer System Revenue, 4.00%,10/1/39	2,404,645
2,800,000	School District of Broward County/FL, 5.00%,7/1/32	2,998,650
	Georgia — 5.70%
2,630,000	City of Atlanta GA Department of Aviation, 5.25%,7/1/54	2,711,607
3,810,000	Georgia Housing & Finance Authority, 4.70%,12/1/55	3,692,926
4,600,000	Main Street Natural Gas, Inc., 5.00%,5/1/55	4,825,670

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Illinois — 5.27%
1,655,000	Chicago O'Hare International Airport, 5.50%,1/1/59	1,709,251
1,925,000	Sales Tax Securitization Corporation, 5.00%,1/1/33	2,039,704
3,000,000	State of Illinois, 5.00%,2/1/36	3,261,191
3,000,000	State of Illinois Sales Tax Revenue, 5.00%,6/15/34	3,342,260
	Indiana — 2.24%
3,000,000	City of Whiting IN, 4.20%,6/1/44	3,086,763
1,300,000	Indiana Finance Authority, 5.00%,10/1/53	1,309,548
	Kentucky — 1.71%
3,465,000	Shelby County School District Finance Corporation, 4.00%,8/1/38	3,386,010
	Maryland — 1.69%
3,200,000	Maryland Health & Higher Educational Facilities, 5.25%,5/15/55	3,332,032
	Massachusetts — 6.15%
2,000,000	Commonwealth of Massachusetts, 5.00%,8/1/50	2,080,481
3,500,000	Massachusetts Development Finance Agency, 5.00%,7/1/36	3,509,301
3,500,000	Massachusetts Development Finance Agency, 5.00%,7/1/43	3,541,114
2,830,000	Massachusetts Port Authority, 5.00%,7/1/34	2,959,520
	Michigan — 1.73%
3,330,000	University of Michigan, 5.00%,4/1/48	3,405,612
	New Jersey — 2.15%
2,430,000	New Jersey Economic Development Authority, 5.00%,6/15/48	2,473,296
1,785,000	New Jersey Housing & Mortgage Finance Agency, 4.70%,10/1/50	1,743,368
	New Mexico — 2.55%
4,750,000	New Mexico Municipal Energy Acquisition Authority, 5.00%,6/1/54	5,007,605
	New York — 11.54%
2,935,000	City of New York NY, 5.00%,9/1/44	3,091,300
2,135,000	Metropolitan Transportation Authority, 5.00%,11/15/50	2,148,366
2,000,000	Metropolitan Transportation Authority Dedicated, 5.00%,11/15/56	2,005,568
1,795,000	New York City Housing Development Corporation, 4.80%,11/1/55	1,759,887
3,000,000	New York City Transitional Finance Authority, 5.00%,11/1/33	3,379,215
3,500,000	New York Transportation Development Corporation, 5.00%,10/1/35	3,646,993
1,500,000	New York Transportation Development Corporation, 4.00%,12/1/38	1,430,697
2,235,000	Port Authority of New York & New Jersey, 5.00%,7/15/53	2,304,135
2,965,000	State of New York Mortgage Agency Homeowner, 4.65%,10/1/50	2,910,884
	North Carolina — 1.81%
1,000,000	Nash Health Care Systems, 5.25%,2/1/55	1,014,035
2,540,000	North Carolina Turnpike Authority, 5.00%,1/1/58	2,538,743

See accompanying notes to financial statements.

Sterling Capital National Municipal Bond ETF

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Ohio — 1.68%
3,000,000	State of Ohio, 5.00%,11/1/39	3,319,777
	Oregon — 0.78%
1,490,000	City of Portland OR Sewer System Revenue, 5.00%,10/1/54	1,529,900
	Pennsylvania — 2.30%
3,500,000	Pennsylvania Turnpike Commission, 5.00%,12/1/46	3,513,939
1,000,000	Pennsylvania Turnpike Commission, 5.50%,12/1/46	1,007,416
	South Carolina — 1.58%
3,000,000	South Carolina Jobs-Economic Development Authority, 5.25%,11/1/54	3,116,156
	Texas — 14.06%
2,360,000	Central Texas Turnpike System, 5.00%,8/15/34	2,634,684
1,910,000	City of Houston TX Airport System Revenue, 5.50%,7/1/55	1,994,115
3,200,000	City of Houston TX Airport System Revenue, 5.25%,7/15/30	3,348,939
2,165,000	City of Houston TX Hotel Occupancy Tax & Special, 5.00%,9/1/37	2,406,480
2,100,000	Dallas Fort Worth International Airport, 5.00%,11/1/34	2,318,954
1,270,000	Love Field Airport Modernization Corporation, 5.00%,11/1/29	1,346,742
2,000,000	Lower Colorado River Authority, 5.00%,5/15/44	2,016,908
2,620,000	Spring Independent School District, 5.25%,8/15/55	2,750,640
2,000,000	State of Texas, 4.00%,8/1/33	2,040,361
2,120,000	Texas Department of Housing & Community Affairs, 3.65%,1/1/37	2,038,541
2,000,000	Texas Municipal Gas Acquisition & Supply Series A, 5.50%,1/1/54	2,111,222
2,500,000	Texas Municipal Gas Acquisition & Supply, 5.00%,1/1/55	2,655,768
	Utah — 1.02%
2,000,000	City of Salt Lake City UT Airport Revenue, 5.00%,7/1/47	2,000,315
	Virginia — 1.02%
1,990,000	Henrico County Economic Development Authority, 5.00%,11/1/48	2,007,152
	Washington — 1.18%
2,250,000	Port of Seattle WA, 5.25%,7/1/49	2,320,210
	West Virginia — 0.80%
1,500,000	West Virginia Hospital Finance Authority, 5.50%,6/1/50	1,567,531
Total (Cost $191,914,623)		188,902,925

Shares		Fair Value
MONEY MARKET FUNDS — 5.00%
9,834,365	Federated Hermes Treasury Obligations Fund, 3.58%(a)	9,834,365

Principal Amount	Fair Value
MUNICIPAL BONDS — (continued)
Total Money Market Funds	9,834,365
(Cost $9,834,365)
Total Investments— 101.07%	198,737,290
(Cost $201,748,988)
Liabilities in Excess of Other Assets — (1.07)%	(2,107,949)
NET ASSETS — 100.00%	196,629,341

(a)	Represents the current yield as of report date.

See accompanying notes to financial statements.

Guardian Capital Dividend Growth Fund

Schedule of Investments (Unaudited)

March 31, 2026

Shares		Fair Value
COMMON STOCKS — 98.56%
	Banks — 6.53%
19,129	ICICI Bank Ltd. - ADR	$495,441
10,407	Royal Bank of Canada	1,682,018
3,824	Oracle Corp.	562,549
		2,740,008
	Biotech & Pharma — 5.82%
3,244	AbbVie, Inc.	705,538
1,007	Amgen, Inc.	354,313
5,785	AstraZeneca PLC - ADR	1,140,917
4,995	Sanofi - ADR	240,659
		2,441,427
	Chemicals — 0.75%
1,077	Air Products & Chemicals, Inc.	312,858
	Commercial Support Services — 4.97%
5,359	Republic Services, Inc.	1,173,729
3,987	Waste Management, Inc.	916,173
		2,089,902
	Diversified Industrials — 0.63%
1,014	Illinois Tool Works, Inc.	263,934
	Electric Utilities — 1.57%
1,205	Vistra Corp.	181,148
4,128	WEC Energy Group, Inc.	477,898
		659,046
	Electrical Equipment — 2.29%
17,693	Schneider Electric S.E. - ADR	963,030
	Electronic Equipment, Instruments & Components — 0.88%
2,921	Amphenol Corp., Class A	369,068
	Hotels, Restaurants & Leisure — 3.29%
2,842	Darden Restaurants, Inc.	557,146
2,637	McDonald's Corp.	819,553
		1,376,699
	Household Products — 1.52%
2,243	Procter & Gamble Co. (The)	323,979
5,543	Unilever PLC - ADR	315,785
		639,764
	Industrial Support Services — 1.00%
383	W.W. Grainger, Inc.	417,780
	Insurance — 11.22%
4,461	Allianz S.E.	1,852,563
43,688	AXA S.A.	1,981,411
6,507	Hartford Insurance Group, Inc. (The)	879,942
		4,713,916
	Internet Media & Services — 6.19%
6,083	Alphabet, Inc., Class A	1,749,227
1,484	Meta Platforms, Inc., Class A	849,041
		2,598,268
	Machinery — 1.18%
551	Parker-Hannifin Corp.	493,277
	Oil & Gas Producers — 12.68%
13,882	Shell PLC - ADR	1,291,026
20,380	TotalEnergies S.E.	1,854,172

Shares		Fair Value
COMMON STOCKS — (continued)
29,901	Williams Cos., Inc. (The)	2,176,195
		5,321,393
	Pharmaceuticals — 3.91%
390	Eli Lilly & Co.	358,710
5,253	Johnson & Johnson	1,284,044
		1,642,754
	Retail - Consumer Staples — 4.90%
2,061	Costco Wholesale Corp.	2,053,642
	Retail - Discretionary — 2.19%
5,769	TJX Companies, Inc. (The)	921,309
	Semiconductors — 9.65%
1,419	ASML Holding N.V.	1,874,258
7,042	Broadcom, Inc.	2,179,569
		4,053,827
	Software — 4.53%
5,138	Microsoft Corp.	1,901,933
	Specialized REITs — 2.76%
1,183	Equinix, Inc.	1,159,624
	Specialty Retail — 1.53%
1,956	Home Depot, Inc. (The)	643,309
	Technology Hardware — 6.51%
8,959	Apple, Inc.	2,273,705
1,057	Motorola Solutions, Inc.	458,706
		2,732,411
	Technology Services — 2.06%
1,727	MasterCard, Inc., Class A	862,913
Total Common Stocks		41,372,092
(Cost $35,080,614)

Shares		Fair Value
MONEY MARKET FUNDS — 1.35%
565,566	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 3.53%(a)	565,566
Total Money Market Funds		565,566
(Cost $565,566)
Total Investments— 99.91%		41,937,658
(Cost $35,646,180)
Other Assets in Excess of Liabilities— 0.09%		38,200
NET ASSETS — 100.00%		41,975,858

(a)	Represents the current yield as of report date.

ADR — American Depositary Receipt.

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Mid Cap Relative Value Fund
Assets:
Investments, at fair value (a)	$63,653,683	$69,423,760	$312,098,837	$617,938,734	$51,793,511
Receivable for capital shares issued	—	38	15,569	65,167	1,758
Interest and dividends receivable	73,718	88,320	145,220	623,086	33,821
Prepaid and other expenses	25,645	21,530	52,465	71,594	22,437
Total Assets	63,753,046	69,533,648	312,312,091	629,422,475	51,851,527
Liabilities:
Payable for capital shares redeemed	18,781	—	309,638	1,978,436	1,827
Accrued expenses and other payables:
Investment advisory fees	22,202	8,399	156,076	279,594	26,179
Administration fees	5,986	28,164	26,988	55,176	2,885
Compliance service fees	546	1,152	4,156	12,982	979
Custodian fees	196	702	2,350	13,256	574
Distribution (12b-1) fees	10,213	1,398	59,743	85,330	3,618
Audit fees	2,329	5,776	17,556	49,849	2,574
Transfer agent fees	1,905	1,846	7,109	29,715	1,822
Trustee fees	—	884	—	396	—
Other fees and liabilities	—	1,232	28,566	237,944	1,529
Total Liabilities	62,158	49,553	612,182	2,742,678	41,987
Net Assets	$63,690,888	$69,484,095	$311,699,909	$626,679,797	$51,809,540
Net Assets consist of:
Capital	$57,717,047	$46,634,362	$174,616,246	$388,899,281	$28,232,241
Total distributable earnings	5,973,841	22,849,733	137,083,663	237,780,516	23,577,299
Net Assets	$63,690,888	$69,484,095	$311,699,909	$626,679,797	$51,809,540
Net Assets
Class A Shares	47,594,767	6,243,071	227,956,698	265,349,218	16,581,773
Class C Shares	107,020	90,798	11,244,072	30,831,841	239,161
Class Institutional Shares	7,533,844	6,350,210	53,589,368	292,905,049	34,730,672
Class R6 Shares	8,455,257	56,800,016	18,909,771	37,593,689	257,934
Total	63,690,888	69,484,095	311,699,909	626,679,797	51,809,540
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,262,674	312,669	10,910,609	15,514,922	286,680
Class C Shares	2,957	4,912	1,040,915	1,835,396	4,398
Class Institutional Shares	198,259	313,223	2,221,115	17,015,985	594,466
Class R6 Shares	221,948	2,794,090	782,252	2,178,744	4,410
Total	1,685,838	3,424,894	14,956,539	36,545,047	889,954
Net Asset Value
Class A Shares - redemption price per share	$37.69	$19.97	$20.89	$17.11	$57.84
Class C Shares - Offering price per share*	$36.20	$18.49	$10.79	$16.80	$54.38
Class Institutional Shares	$38.00	$20.27	$24.13	$17.21	$58.42
Class R6 Shares	$38.10	$20.33	$24.17	$17.26	$58.49
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$39.99	$21.19	$22.16	$18.15	$61.37
(a) Investments at cost	$54,041,853	$58,994,553	$198,985,185	$455,241,289	$31,021,704

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

	Sterling Capital Real Estate Fund	Sterling Capital Small Cap Value Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Long Duration Corporate Bond Fund
Assets:
Investments, at fair value (a)	$59,251,715	$174,300,089	$20,335,805	$1,511,954,169	$55,763,266
Cash at broker for futures transactions	—	—	—	2,196,737	50,000
Receivable for investments sold	—	—	—	1,777,335	204,655
Receivable for capital shares issued	99	324,693	—	2,327,529	—
Interest and dividends receivable	205,541	219,144	66,769	9,677,791	785,908
Prepaid and other expenses	17,983	34,787	7,471	97,719	8,929
Total Assets	59,475,338	174,878,713	20,410,045	1,528,168,436	56,825,453
Liabilities:
Distributions payable	—	—	3,009	988,055	820
Payable for investments purchased	—	—	—	12,937,309	739,564
Payable for capital shares redeemed	5,355	292,047	2,380	37,741,261	449
Accrued expenses and other payables:
Investment advisory fees	31,432	108,670	2,219	446	—
Administration fees	3,562	13,021	1,376	315,790	18,423
Compliance service fees	706	2,257	291	15,655	585
Custodian fees	542	1,110	132	10,886	260
Distribution (12b-1) fees	165	2,311	627	10,718	58
Audit fees	2,741	7,635	600	67,568	1,848
Transfer agent fees	1,119	1,404	333	9,957	105
Trustee fees	—	—	—	—	—
Other fees and liabilities	1,795	20,869	(340)	25,978	(3,773)
Total Liabilities	47,417	449,324	10,627	52,123,623	758,339
Net Assets	$59,427,921	$174,429,389	$20,399,418	$1,476,044,813	$56,067,114
Net Assets consist of:
Capital	$31,835,530	$43,732,702	$22,965,297	$1,634,518,255	$65,840,955
Total distributable earnings	27,592,391	130,696,687	(2,565,879)	(158,473,442)	(9,773,841)
Net Assets	$59,427,921	$174,429,389	$20,399,418	$1,476,044,813	$56,067,114
Net Assets
Class A Shares	486,667	2,360,364	2,953,356	42,293,548	266,378
Class C Shares	70,526	2,193,266	30,731	2,537,130	2,794
Class Institutional Shares	58,799,738	163,095,880	17,415,331	947,266,311	141,868
Class R6 Shares	70,990	6,779,879		483,947,824	55,656,074
Total	59,427,921	174,429,389	20,399,418	1,476,044,813	56,067,114
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	14,198	62,963	332,010	4,537,808	39,697
Class C Shares	2,076	71,753	3,461	271,791	417
Class Institutional Shares	1,709,529	4,235,138	1,956,965	101,588,428	21,167
Class R6 Shares	2,052	174,620		51,907,687	8,294,010
Total	1,727,855	4,544,474	2,292,436	158,305,714	8,355,291
Net Asset Value
Class A Shares - redemption price per share	$34.28	$37.49	$8.90	$9.32	$6.71
Class C Shares - Offering price per share*	$33.97	$30.57	$8.88	$9.34	$6.70
Class Institutional Shares	$34.40	$38.51	$8.90	$9.33	$6.70
Class R6 Shares	$34.60	$38.83		$9.32	$6.71
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$36.37	$39.78	$9.08	$9.51	$6.85
(a) Investments at cost	$33,918,460	$57,634,606	$20,924,343	$1,533,361,103	$59,452,332

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

	Sterling Capital Quality Income Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund
Assets:
Investments, at fair value (a)	$145,833,658	$114,819,174	$22,214,756	$31,662,981	$47,613,261
Cash at broker for futures transactions	98,004	—	—	—	—
Receivable for investments sold	—	—	515,477	—	—
Receivable for capital shares issued	114,831	50,064	—	—	—
Interest and dividends receivable	581,335	1,634,684	241,556	409,358	777,502
Prepaid and other expenses	29,992	12,700	7,230	10,354	2,869
Total Assets	146,665,242	116,516,622	22,979,019	32,082,693	48,393,632
Liabilities:
Distributions payable	86,551	92,657	12,479	46,386	64,386
Payable for investments purchased	—	1,720,815	514,278	—	—
Payable for capital shares redeemed	117,976	128,432	80,778	2,875	6,261
Accrued expenses and other payables:
Investment advisory fees	39,042	36,387	7,038	10,179	15,302
Administration fees	8,120	6,425	1,351	1,868	2,863
Compliance service fees	1,515	1,273	357	467	596
Custodian fees	880	988	186	394	3,593
Distribution (12b-1) fees	46	4,543	830	1,723	4,000
Audit fees	6,490	5,455	718	1,530	2,013
Transfer agent fees	232	565	128	264	307
Trustee fees	—	—	—	—	—
Other fees and liabilities	9,599	2,865	985	2,185	(3,314)
Total Liabilities	270,451	2,000,405	619,128	67,871	96,007
Net Assets	$146,394,791	$114,516,217	$22,359,891	$32,014,822	$48,297,625
Net Assets consist of:
Capital	$153,693,119	$121,131,556	$24,050,323	$34,686,932	$51,526,636
Total distributable earnings	(7,298,328)	(6,615,339)	(1,690,432)	(2,672,110)	(3,229,011)
Net Assets	$146,394,791	$114,516,217	$22,359,891	$32,014,822	$48,297,625
Net Assets
Class A Shares	70,025	19,079,197	3,584,791	8,044,881	18,711,626
Class C Shares	40,157	517,225	76,094	5,654	1,913
Class Institutional Shares	146,284,609	94,919,795	18,699,006	23,964,287	29,584,086
Class R6 Shares
Total	146,394,791	114,516,217	22,359,891	32,014,822	48,297,625
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	7,697	1,894,270	342,751	730,373	1,979,684
Class C Shares	4,411	51,390	7,281	514	202
Class Institutional Shares	16,049,173	9,425,645	1,800,337	2,176,179	3,126,965
Class R6 Shares
Total	16,061,281	11,371,305	2,150,369	2,907,066	5,106,851
Net Asset Value
Class A Shares - redemption price per share	$9.10	$10.07	$10.46	$11.01	$9.45
Class C Shares - Offering price per share*	$9.10	$10.06	$10.45	$11.00	$9.47
Class Institutional Shares	$9.11	$10.07	$10.39	$11.01	$9.46
Class R6 Shares
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$9.29	$10.28	$10.67	$11.23	$9.64
(a) Investments at cost	$148,328,124	$114,159,143	$22,196,399	$31,622,690	$47,626,532

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

	Sterling Capital Ultra Short Bond ETF	Sterling Capital Short Duration Bond ETF	Sterling Capital Hedged Equity Premium Income ETF	Sterling Capital Multi-Strategy Income ETF	Sterling Capital National Municipal Bond ETF	Guardian Capital Dividend Growth Fund
Assets:
Investments, at fair value (a)	$21,166,510	$33,003,805	$212,024,681	$166,007,471	$198,737,290	$41,937,658
Foreign currency, at value (b)	—	—	47,358	136,279	—	—
Purchased options, at fair value (c)	—	—	8,291,050	333,073	—	—
Receivable for capital shares issued	626,102	—	—	—	1,863,078	5,300
Interest and dividends receivable	123,865	258,314	87,114	1,973,578	2,695,483	26,189
Prepaid and other expenses	—	—	—	—	—	24,646
Total Assets	21,942,461	33,801,285	220,451,657	169,616,563	203,295,851	42,040,734
Liabilities:
Written options, at fair value (d)	—	—	2,849,407	234,116	—	—
Payable for capital shares redeemed	—	—	—	—	—	29,009
Accrued expenses and other payables:
Investment advisory fees	—	—	127,282	90,126	67,069	14,619
Administration fees	—	—	—	—	—	—
Compliance service fees	—	—	—	—	—	—
Custodian fees	—	—	—	—	—	—
Distribution (12b-1) fees	—	—	—	—	—	—
Audit fees	—	—	—	—	—	12,960
Transfer agent fees	—	—	—	—	—	3,607
Trustee fees	—	—	—	—	—	—
Other fees and liabilities	—	—	2,849,406	234,116	—	4,681
Total Liabilities	384,189	373,718	5,826,095	1,338,460	6,666,510	64,876
Net Assets	$21,558,272	$33,427,567	$214,625,562	$168,278,103	$196,629,341	$41,975,858
Net Assets consist of:
Capital	$21,543,590	$33,514,670	$228,435,309	$169,868,515	$199,182,504	$35,637,043
Total distributable earnings	14,682	(87,103)	(13,809,747)	(1,590,412)	(2,553,163)	6,338,815
Net Assets	$21,558,272	$33,427,567	$214,625,562	$168,278,103	$196,629,341	$41,975,858
Net Assets
Class A Shares
Class C Shares
Class Institutional Shares	21,558,272	33,427,567	214,625,562	168,278,103	196,629,341	41,975,858
Class R6 Shares
Total	21,558,272	33,427,567	214,625,562	168,278,103	196,629,341	41,975,858
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares
Class C Shares
Class Institutional Shares	861,232	1,333,368	9,100,000	6,775,000	7,950,000	2,818,164
Class R6 Shares
Total	861,232	1,333,368	9,100,000	6,775,000	7,950,000	2,818,164
Net Asset Value
Class A Shares - redemption price per share
Class C Shares - Offering price per share*
Class Institutional Shares	$25.03	$25.07	$23.59	$24.84	$24.73	$14.89
Class R6 Shares
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares
(a) Investments at cost	$21,154,145	$33,068,435	$219,006,656	$168,178,730	$201,748,988	$35,646,180
(b) Foreign currency at cost	$—	$—	$—	$136,279	$—	$—
(c) Premiums paid	$—	$—	$5,578,513	$201,586	$—	$—
(d) Premiums received	$—	$—	$2,331,677	$141,079	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS (Unaudited)
For a Period Ended March 31, 2026

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Mid Cap Relative Value Fund
Investment Income:
Interest income	$11,613	$19,444	$164,905	$477,387	$16,291
Dividend income	636,611	984,192	1,339,706	7,906,341	381,729
Foreign tax withholding	—	(5,962)	(14,368)	—	—
Total investment income	648,224	997,674	1,490,243	8,383,728	398,020
Expenses:
Investment advisory fees (See Note 7)	124,753	274,034	1,093,691	2,263,723	162,821
Administration fees (See Note 7)	24,746	40,824	162,825	367,667	24,234
Distribution fees - Class A Shares (See Note 7)	55,493	7,843	331,651	381,678	21,215
Distribution fees - Class C Shares (See Note 7)	438	271	65,980	197,211	1,342
Compliance service fees (See Note 7)	598	1,214	4,168	8,214	591
Trustee fees	4,711	9,961	36,300	88,919	5,315
Audit fees	3,030	6,196	21,007	43,022	3,072
Custodian fees	1,210	2,472	9,052	23,565	1,238
Fund accounting fees (See Note 7)	2,725	5,716	20,405	48,339	2,980
Legal fees	6,510	13,628	48,598	115,946	7,119
Printing fees	2,862	2,190	16,609	49,187	2,497
Registration fees	12,196	13,388	29,443	40,958	28,826
Transfer agent fees (See Note 7)	13,401	10,399	45,415	121,202	11,148
Other fees	14,534	20,316	119,995	457,196	22,397
Total expenses before waivers	267,207	408,452	2,005,139	4,206,827	294,795
Less expenses waived by the Investment Advisor (See Note 7)	(2,829)	(24,296)	(11,752)	(86,101)	(14,928)
Net expenses	264,378	384,156	1,993,387	4,120,726	279,867
Net investment income (loss)	383,846	613,518	—	4,263,002	118,153
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	4,025,989	12,307,620	41,404,011	128,747,806	3,018,083
Change in unrealized appreciation/depreciation on:
Investments	479,267	(6,580,003)	(59,785,859)	(151,822,500)	(1,960,206)
Net realized and change in unrealized gain (loss) on investments	4,505,256	5,727,617	(18,381,848)	(23,074,694)	1,057,877
Net increase (decrease) in net assets resulting from operations	$4,889,102	$6,341,135	$(18,884,992)	$(18,811,692)	$1,176,030

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS (Unaudited)
For a Period Ended March 31, 2026

	Sterling Capital Real Estate Fund	Sterling Capital Small Cap Value Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Long Duration Corp Bond Fund
Investment Income:
Interest income	$25,980	$33,932	$391,784	$35,301,464	$1,412,776
Dividend income	1,145,005	1,312,305	—	460,426	—
Foreign tax withholding	—	—	—	—	—
Total investment income	1,170,985	1,346,237	391,784	35,761,890	1,412,776
Expenses:
Investment advisory fees (See Note 7)	185,172	651,452	31,933	1,906,374	64,409
Administration fees (See Note 7)	28,512	77,561	8,912	681,024	23,006
Distribution fees - Class A Shares (See Note 7)	634	3,088	3,157	56,769	349
Distribution fees - Class C Shares (See Note 7)	176	7,227	249	11,515	15
Compliance service fees (See Note 7)	697	1,939	223	17,206	579
Trustee fees	6,163	16,545	1,877	144,786	4,790
Audit fees	3,573	9,879	1,194	85,445	2,980
Custodian fees	1,594	3,995	474	36,645	1,148
Fund accounting fees (See Note 7)	3,461	9,366	1,059	82,009	2,700
Legal fees	8,259	22,304	2,526	195,233	6,409
Printing fees	3,351	344	1,097	43,883	1,507
Registration fees	14,747	27,487	6,323	39,816	7,770
Transfer agent fees (See Note 7)	7,437	12,954	2,588	108,282	2,657
Other fees	26,748	83,063	18,286	459,310	24,004
Total expenses before waivers	290,524	927,204	79,898	3,868,297	142,323
Less expenses waived by the Investment Advisor (See Note 7)	(203)	(5,141)	(20,109)	(603,837)	(43,839)
Net expenses	290,321	922,063	59,789	3,264,460	98,484
Net investment income (loss)	880,664	424,174	331,995	32,497,430	1,314,292
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	1,900,364	14,552,111	(23,385)	128,649	(222,064)
Change in unrealized appreciation/depreciation on:
Investments	(2,077,603)	(2,645,825)	(52,087)	(17,425,252)	(2,123,370)
Futures contracts	—	—	—	(1,921,394)	—
Net realized and change in unrealized gain (loss) on investments	(177,239)	11,906,286	(75,472)	(18,958,642)	(2,345,434)
Net increase (decrease) in net assets resulting from operations	$703,425	$12,330,460	$256,523	$13,538,788	$(1,031,142)

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS (Unaudited)
For a Period Ended March 31, 2026

	Sterling Capital Quality Income Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund
Investment Income:
Interest income	$3,523,690	$1,907,329	$372,076	$519,927	$855,224
Dividend income	24,270	—	—	—	—
Foreign tax withholding	—	—	—	—	—
Total investment income	3,547,960	1,907,329	372,076	519,927	855,224
Expenses:
Investment advisory fees (See Note 7)	276,014	204,122	37,991	57,321	85,887
Administration fees (See Note 7)	70,452	52,085	9,694	14,627	21,916
Distribution fees - Class A Shares (See Note 7)	36	24,005	4,576	10,442	23,913
Distribution fees - Class C Shares (See Note 7)	200	2,860	383	29	9
Compliance service fees (See Note 7)	1,754	1,263	237	335	541
Trustee fees	14,953	11,123	2,020	3,034	4,652
Audit fees	8,818	6,256	1,256	1,530	2,749
Custodian fees	3,687	2,873	516	815	—
Fund accounting fees (See Note 7)	8,340	6,236	1,145	1,697	2,627
Legal fees	19,847	14,871	2,737	4,061	6,275
Printing fees	7,297	1,408	—	899	2,334
Registration fees	34,078	8,746	6,542	8,101	7,494
Transfer agent fees (See Note 7)	7,975	6,843	1,458	2,419	3,178
Other fees	94,151	30,819	11,126	11,609	13,519
Total expenses before waivers	547,602	373,510	79,681	116,919	175,094
Less expenses waived by the Investment Advisor (See Note 7)	(54,556)	—	—	—	—
Net expenses	493,046	373,510	79,681	116,919	175,094
Net investment income (loss)	3,054,914	1,533,819	292,395	403,008	680,130
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	125,585	(80,014)	(11,100)	(15,802)	(18,496)
Change in unrealized appreciation/depreciation on:
Investments	(850,297)	(481,983)	(86,165)	(142,182)	(119,034)
Net realized and change in unrealized gain (loss) on investments	(764,167)	(561,997)	(97,265)	(157,984)	(137,530)
Net increase (decrease) in net assets resulting from operations	$2,290,747	$971,822	$195,130	$245,024	$542,600

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS (Unaudited)
For a Period Ended March 31, 2026

	Sterling Capital Ultra Short Bond ETF	Sterling Capital Short Duration Bond ETF	Sterling Capital Hedged Equity Premium Income ETF	Sterling Capital Multi-Strategy Income ETF	Sterling Capital National Municipal Bond ETF	Guardian Capital Dividend Growth Fund
Investment Income:
Interest income	$2,666	$4,191	$—	$1,990,039	$1,482,516	$—
Dividend income	—	—	469,838	50,903	28,278	323,873
Foreign tax withholding	—	—	(1,091)	—	—	(15,449)
Total investment income	2,666	4,191	468,747	2,040,942	1,510,794	308,424
Expenses:
Investment advisory fees (See Note 7)	349	604	301,221	193,273	137,748	159,665
Administration fees (See Note 7)	—	—	—	—	—	40,483
Distribution fees - Class A Shares (See Note 7)	—	—	—	—	—	—
Distribution fees - Class C Shares (See Note 7)	—	—	—	—	—	—
Compliance service fees (See Note 7)	—	—	—	—	—	4,362
Trustee fees	—	—	—	—	—	9,113
Audit fees	—	—	—	—	—	8,752
Custodian fees	—	—	—	—	—	8,154
Fund accounting fees (See Note 7)	—	—	—	—	—	—
Legal fees	—	—	—	—	—	9,473
Printing fees	—	—	—	—	—	2,681
Registration fees	—	—	—	—	—	11,157
Transfer agent fees (See Note 7)	—	—	—	—	—	7,338
Other fees	—	—	—	—	—	14,673
Total expenses before waivers	349	604	301,221	193,273	137,748	275,851
Less expenses waived by the Investment Advisor (See Note 7)	—	—	—	—	—	(73,375)
Net expenses	349	604	301,221	193,273	137,748	202,476
Net investment income (loss)	2,317	3,587	167,526	1,847,669	1,373,046	105,948
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	—	1,095	(3,582,623)	(17,347)	(142,736)	35,758
Purchased options	—	—	—	—	—	—
Written options	—	—	(171,991)	(27,755)	—	—
Change in unrealized appreciation/depreciation on:
Investments	3,032	33,323	(9,831,385)	(2,405,374)	(3,011,698)	832,783
Purchased options	—	—	2,712,537	131,487	—	—
Written options	—	—	(517,728)	(93,038)	—	—
Net realized and change in unrealized gain (loss) on investments	3,032	34,418	(11,391,190)	(2,412,027)	(3,154,434)	866,449
Net increase (decrease) in net assets resulting from operations	$5,349	$38,005	$(11,223,664)	$(564,358)	$(1,781,388)	$972,397

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets due to: Operations:
Net investment income (loss)	$383,846	$590,779
Net realized gain (loss)	4,025,989	4,091,177
Net change in unrealized appreciation (depreciation)	479,267	2,224,018
Net increase (decrease) in net assets resulting from operations	4,889,102	6,905,974
Distributions to Shareholders:
Income distribution:
Class A Shares	(279,248)	(544,803)
Class C Shares	(413)	(1,741)
Class Institutional Shares	(49,930)	(68,459)
Class R6 Shares	(38,018)	(7,607)
Change in net assets from shareholder distributions	(367,609)	(622,610)
Capital Transactions:
Change in net assets from capital transactions (See Note 8)	11,532,121	4,536,363
Change in net assets	16,053,614	10,819,727
Net Assets:
Beginning of period	47,637,274	36,817,547
End of period	$63,690,888	$47,637,274

See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund
For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025

$613,519	$1,632,274	$(503,144)	$(1,147,192)	$4,263,002	$18,464,879
12,307,620	9,291,035	41,404,011	68,223,457	128,747,806	232,251,580
(6,580,003)	(5,323,538)	(59,785,859)	(9,156,301)	(151,822,500)	(302,669,114)
6,341,136	5,599,771	(18,884,992)	57,919,964	(18,811,692)	(51,952,655)

(570,537)	(592,374)	(49,930,063)	(49,024,403)	(66,549,484)	(91,744,230)
(4,141)	(5,091)	(4,071,564)	(4,156,880)	(8,643,888)	(14,478,846)
(566,419)	(568,413)	(10,793,707)	(12,870,592)	(94,918,605)	(227,992,420)
(8,447,705)	(8,878,949)	(3,898,345)	(4,995,068)	(12,146,498)	(21,195,222)
(9,588,802)	(10,044,827)	(68,693,679)	(71,046,943)	(182,258,475)	(355,410,718)
(30,986,405)	(994,080)	7,528,027	(27,763,847)	(242,959,522)	(414,193,292)
(34,234,071)	(5,439,136)	(80,050,644)	(40,890,826)	(444,029,689)	(821,556,665)
103,718,166	109,157,302	391,750,553	432,641,379	1,070,709,486	1,892,266,151
$69,484,095	$103,718,166	$311,699,909	$391,750,553	$626,679,797	$1,070,709,486

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Mid Cap Relative Value Fund
	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets due to: Operations:
Net investment income (loss)	$118,153	$278,842
Net realized gain (loss)	3,018,083	6,008,631
Net change in unrealized appreciation (depreciation)	(1,960,206)	(1,804,283)
Net increase (decrease) in net assets resulting from operations	1,176,030	4,483,190
Distributions to Shareholders:
Income distribution:
Class A Shares	(1,519,624)	(34,375)
Class C Shares	(25,404)	(533)
Class Institutional Shares	(3,380,121)	(5,204,000)
Class R6 Shares	(29,736)	—
Change in net assets from shareholder distributions	(4,954,885)	(5,238,908)
Capital Transactions:
Change in net assets from capital transactions (See Note 8)	(1,978,219)	17,804,042
Change in net assets	(5,757,074)	17,048,324
Net Assets:
Beginning of period	57,566,614	40,518,290
End of period	$51,809,540	$57,566,614

See accompanying notes to financial statements.

Sterling Capital Real Estate Fund		Sterling Capital Small Cap Value Fund		Sterling Capital Intermediate U.S. Government Fund
For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025

$880,664	$1,938,575	$424,174	$709,829	$331,995	$605,221
1,900,364	2,309,092	14,552,111	33,977,128	(23,385)	(78,466)
(2,077,603)	(7,444,097)	(2,645,825)	(21,096,483)	(52,087)	135,447
703,425	(3,196,430)	12,330,460	13,590,474	256,523	662,202

(22,408)	(38,309)	(417,008)	(1,252,305)	(32,030)	(63,913)
(1,271)	(4,737)	(202,291)	(118,532)	(436)	(1,489)
(2,825,823)	(4,917,421)	(27,265,317)	(34,153,040)	(241,736)	(463,367)
(24,955)	(46,442)	(1,107,659)	(1,185,361)	—	—
(2,874,457)	(5,006,909)	(28,992,275)	(36,709,238)	(274,202)	(528,769)
(5,737,481)	(214,039)	16,013,096	547,169	524,704	1,576,033
(7,908,513)	(8,417,378)	(648,719)	(22,571,595)	507,025	1,709,466
67,336,434	75,753,812	175,078,108	197,649,703	19,892,393	18,182,927
$59,427,921	$67,336,434	$174,429,389	$175,078,108	$20,399,418	$19,892,393

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Total Return Bond Fund
	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets due to: Operations:
Net investment income (loss)	$32,497,430	$63,826,113
Net realized gain (loss)	388,004	(6,975,058)
Net change in unrealized appreciation (depreciation)	(19,346,646)	(12,037,538)
Net increase (decrease) in net assets resulting from operations	13,538,788	44,813,517
Distributions to Shareholders:
Income distribution:
Class A Shares	(889,615)	(1,950,460)
Class C Shares	(36,733)	(74,418)
Class Institutional Shares	(21,035,412)	(41,389,987)
Class R6 Shares	(10,051,445)	(17,861,219)
Change in net assets from shareholder distributions	(32,013,205)	(61,276,084)
Capital Transactions:
Change in net assets from capital transactions (See Note 8)	(48,080,621)	44,340,663
Change in net assets	(66,555,038)	27,878,096
Net Assets:
Beginning of period	1,542,599,851	1,514,721,755
End of period	$1,476,044,813	$1,542,599,851

See accompanying notes to financial statements.

Sterling Capital Long Duration Corporate Bond Fund		Sterling Capital Quality Income Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025

$1,314,292	$2,302,459	$3,054,913	$6,104,965	$1,533,819	$3,263,653
(222,064)	(1,404,432)	125,585	(717,840)	(80,014)	(816,418)
(2,123,370)	(459,345)	(889,752)	1,675,203	(481,983)	(358,754)
(1,031,142)	438,682	2,290,746	7,062,328	971,822	2,088,481

(6,661)	(15,270)	(527)	(3,106)	(232,968)	(479,109)
(57)	(105)	(576)	(700)	(4,783)	(12,762)
(3,665)	(8,464)	(3,048,147)	(5,975,618)	(1,296,108)	(2,769,823)
(1,304,224)	(2,279,208)	—	—	—	—
(1,314,607)	(2,303,047)	(3,049,250)	(5,979,424)	(1,533,859)	(3,261,694)
8,278,177	9,037,240	(17,332,629)	75,503,348	(2,266,222)	(10,119,835)
5,932,428	7,172,875	(18,091,133)	76,586,252	(2,828,259)	(11,293,048)
50,134,686	42,961,811	164,485,924	87,899,672	117,344,476	128,637,524
$56,067,114	$50,134,686	$146,394,791	$164,485,924	$114,516,217	$117,344,476

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets due to: Operations:
Net investment income (loss)	$292,395	$650,629
Net realized gain (loss)	(11,100)	(75,960)
Net change in unrealized appreciation (depreciation)	(86,165)	(315,115)
Net increase (decrease) in net assets resulting from operations	195,130	259,554
Distributions to Shareholders:
Income distribution:
Class A Shares	(45,511)	(115,839)
Class C Shares	(666)	(1,346)
Class Institutional Shares	(246,185)	(533,588)
Class R6 Shares	—	—
Change in net assets from shareholder distributions	(292,362)	(650,773)
Capital Transactions:
Change in net assets from capital transactions (See Note 8)	1,260,714	(7,853,561)
Change in net assets	1,163,482	(8,244,780)
Net Assets:
Beginning of period	21,196,409	29,441,189
End of period	$22,359,891	$21,196,409

See accompanying notes to financial statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025

$403,008	$1,004,342	$680,130	$1,443,509
(15,802)	(140,328)	(18,496)	(288,638)
(142,182)	(490,186)	(119,034)	(222,163)
245,024	373,828	542,600	932,708

(95,007)	(214,384)	(250,498)	(514,605)
(43)	(88)	(18)	(36)
(308,220)	(790,153)	(429,614)	(929,091)
—	—	—	—
(403,270)	(1,004,625)	(680,130)	(1,443,732)
231,300	(12,852,473)	(1,407,191)	(5,199,884)
73,054	(13,483,270)	(1,544,721)	(5,710,908)
31,941,768	45,425,038	49,842,346	55,553,254
$32,014,822	$31,941,768	$48,297,625	$49,842,346

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Ultra Short Bond ETF	Sterling Capital Short Duration Bond ETF	Sterling Capital Hedged Equity Premium Income ETF	Sterling Capital Multi Strategy Income ETF	Sterling Capital National Municipal Bond ETF
	For a Period Ended March 31, 2026(a) (Unaudited)	For a Period Ended March 31, 2026(a) (Unaudited)	For a Period Ended March 31, 2026(b) (Unaudited)	For a Period Ended March 31, 2026(b) (Unaudited)	For a Period Ended March 31, 2026(b) (Unaudited)
Increase (Decrease) in Net Assets due to: Operations:
Net investment income (loss)	$2,317	$3,587	$167,526	$1,847,670	$1,373,046
Net realized gain (loss)	—	1,095	(3,754,614)	(45,102)	(142,736)
Net change in unrealized appreciation (depreciation)	3,032	33,323	(7,636,576)	(2,366,925)	(3,011,698)
Net increase (decrease) in net assets resulting from operations	5,349	38,005	(11,223,664)	(564,357)	(1,781,388)
Distributions to Shareholders:
Income distribution:
Class A Shares
Class C Shares
Class Institutional Shares	—	—	(2,586,082)	(1,026,055)	(771,775)
Class R6 Shares
Change in net assets from shareholder distributions	—	—	(2,586,082)	(1,026,055)	(771,775)
Capital Transactions:
Change in net assets from capital transactions (See Note 8)	21,552,923	33,389,562	228,435,309	169,868,515	199,182,504
Change in net assets	21,558,272	33,427,567	214,625,562	168,278,103	196,629,341
Net Assets:
Beginning of period	—	—	—	—	—
End of period	$21,558,272	$33,427,567	$214,625,562	$168,278,103	$196,629,341

(a)	For a period March 30, 2026 (commencement date) to March 31, 2026
(b)	For a period December 10, 2025 (commencement date) to March 31, 2026

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Capital Dividend Growth Fund
	For a Period Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets due to: Operations:
Net investment income (loss)	$105,948	$435,644
Net realized gain (loss)	34,204	9,034,912
Net change in unrealized appreciation (depreciation)	832,245	(5,364,486)
Net increase (decrease) in net assets resulting from operations	972,397	4,106,070
Distributions to Shareholders:
Income distribution:
Class A Shares	—	—
Class C Shares	—	—
Class Institutional Shares	(9,050,509)	(406,395)
Class R6 Shares	—	—
Change in net assets from shareholder distributions	(9,050,509)	(406,395)
Capital Transactions:
Change in net assets from capital transactions (See Note 8)	8,521,675	10,368,072
Change in net assets	443,563	14,067,747
Net Assets:
Beginning of period	41,532,295	27,464,548
End of period	$41,975,858	$41,532,295

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of the Funds' operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$34.50	0.24	2.95	3.19	—	—	—	—
Year Ended September 30, 2025	$29.88	0.46	4.64	5.10	(0.48)	—	—	(0.48)
Year Ended September 30, 2024	$23.10	0.45	6.79	7.24	(0.46)	—	—	(0.46)
Year Ended September 30, 2023	$20.19	0.37	2.94	3.31	(0.40)	—	—	(0.40)
Year Ended September 30, 2022	$22.75	0.40	(2.60)	(2.20)	(0.36)	—	—	(0.36)
Year Ended September 30, 2021	$16.72	0.03	6.21	6.24	(0.04)	—	(0.17)	(0.21)
Sterling Capital Behavioral Small Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$20.60	0.11	1.18	1.29	(0.14)	(1.78)	—	(1.92)
Year Ended September 30, 2025	$21.39	0.26	0.91	1.17	(0.26)	(1.70)	—	(1.96)
Year Ended September 30, 2024	$16.98	0.27	4.50	4.77	(0.36)	—	—	(0.36)
Year Ended September 30, 2023	$15.12	0.26	1.78	2.04	(0.18)	—	—	(0.18)
Year Ended September 30, 2022	$19.37	0.17	(2.45)	(2.28)	(0.15)	(1.82)	—	(1.97)
Year Ended September 30, 2021	$11.83	0.11	7.53	7.64	(0.10)	—	—	(0.10)
Sterling Capital Special Opportunities Fund
Period Ended March 31, 2026 (Unaudited)	$27.00	(0.04)	(1.08)	(1.12)	—	(4.99)	—	(4.99)
Year Ended September 30, 2025	$27.59	(0.08)	4.19	4.11	—	(4.70)	—	(4.70)
Year Ended September 30, 2024	$26.08	(0.10)	6.40	6.30	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$23.95	(0.09)	4.21	4.12	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$33.44	(0.13)	(5.25)	(5.38)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$24.67	(0.11)	9.21	9.10	—	(0.33)	—	(0.33)
Sterling Capital Equity Income Fund
Period Ended March 31, 2026 (Unaudited)	$22.14	0.09	(0.51)	(0.42)	(0.10)	(4.51)	—	(4.61)
Year Ended September 30, 2025	$28.50	0.26	(0.89)	(0.63)	(0.27)	(5.46)	—	(5.73)
Year Ended September 30, 2024	$25.26	0.35	5.39	5.74	(0.36)	(2.14)	—	(2.50)
Year Ended September 30, 2023	$24.27	0.35	2.73	3.08	(0.35)	(1.74)	—	(2.09)
Year Ended September 30, 2022	$26.57	0.35	(1.82)	(1.47)	(0.35)	(0.48)	—	(0.83)
Year Ended September 30, 2021	$20.04	0.29	6.53	6.82	(0.29)	—	—	(0.29)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$37.69	9.91	%(b)	$47,595	1.01	%(c)	1.33	%(c)	1.01	%(c)	68.15	%(b)
$34.50	17.23%		$39,723	1.05%		1.47%		1.05%		108.16%
$29.88	31.47%		$34,158	1.00%		1.68%		1.03%		99.00%
$23.10	16.42%		$28,454	1.09%		1.60%		1.15%		110.98%
$20.19	(9.84)%		$25,985	1.00%		1.68%		1.03%		125.15%
$22.75	37.59%		$30,870	0.88%		0.16%		1.02%		122.64%
$19.97	6.47	%(b)	$6,243	1.12	%(c)	1.09	%(c)	1.14	%(c)	49.67	%(b)
$20.60	5.47%		$6,236	1.09%		1.34%		1.09%		89.59%
$21.39	28.20%		$6,564	1.09%		1.38%		1.09%		74.00%
$16.98	13.50%		$5,695	1.11%		1.54%		1.11%		154.69%
$15.12	(13.50)%		$5,644	1.11%		0.90%		1.11%		70.82%
$19.37	64.73%		$7,212	1.06%		0.66%		1.06%		111.07%
$20.89	(5.98	)%(b)	$227,957	1.13	%(c)	(0.31	)%(c)	1.13	%(c)	24.56	%(b)
$27.00	15.94%		$283,479	1.13%		(0.33)%		1.13%		38.82%
$27.59	27.05%		$294,004	1.16%		(0.37)%		1.16%		41.68%
$26.08	17.96%		$269,413	1.16%		(0.36)%		1.16%		31.19%
$23.95	(18.91)%		$267,480	1.13%		(0.44)%		1.13%		28.06%
$33.44	37.18%		$355,673	1.11%		(0.36)%		1.12%		27.20%
$17.11	(2.01	)%(b)	$265,349	1.12	%(c)	0.93	%(c)	1.14	%(c)	22.17	%(b)
$22.14	(2.47)%		$354,292	1.07%		1.14%		1.07%		50.76%
$28.50	23.83%		$464,807	1.08%		1.32%		1.08%		41.82%
$25.26	12.55%		$418,725	1.07%		1.34%		1.07%		39.43%
$24.27	(5.85)%		$411,766	1.04%		1.29%		1.04%		31.23%
$26.57	34.11%		$460,034	1.03%		1.15%		1.04%		13.00%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
Period Ended March 31, 2026 (Unaudited)	$62.23	0.08	1.05	1.13	(0.22)	(5.30)	—	(5.52)
Year Ended September 30, 2025	$67.30	0.23	3.31	3.54	(0.27)	(8.34)	—	(8.61)
Year Ended September 30, 2024	$60.94	0.34	13.28	13.62	(0.25)	(7.01)	—	(7.26)
Year Ended September 30, 2023	$62.45	0.40	8.65	9.05	(0.39)	(10.17)	—	(10.56)
Year Ended September 30, 2022	$78.45	0.39	(10.09)	(9.70)	(0.33)	(5.97)	—	(6.30)
Year Ended September 30, 2021	$58.67	0.28	19.97	20.25	(0.24)	(0.23)	—	(0.47)
Sterling Capital Real Estate Fund
Period Ended March 31, 2026 (Unaudited)	$35.51	0.44	(1.67)	(1.23)	—	—	—	—
Year Ended September 30, 2025	$39.81	0.91	(2.65)	(1.74)	(0.94)	(1.62)	—	(2.56)
Year Ended September 30, 2024	$32.35	0.78	9.42	10.20	(0.65)	(2.09)	—	(2.74)
Year Ended September 30, 2023	$34.86	0.64	(0.25)	0.39	(0.67)	(2.23)	—	(2.90)
Year Ended September 30, 2022	$46.09	0.27	(7.99)	(7.72)	(0.52)	(2.99)	—	(3.51)
Year Ended September 30, 2021	$36.61	0.35	10.46	10.81	(0.51)	(0.82)	—	(1.33)
Sterling Capital Small Cap Value Fund
Period Ended March 31, 2026 (Unaudited)	$42.00	0.04	2.79	2.83	(0.12)	(7.22)	—	(7.34)
Year Ended September 30, 2025	$47.67	0.06	3.44	3.50	(0.03)	(9.14)	—	(9.17)
Year Ended September 30, 2024	$52.17	0.13	11.70	11.83	(0.13)	(16.20)	—	(16.33)
Year Ended September 30, 2023	$57.67	0.16	8.11	8.27	(0.09)	(13.68)	—	(13.77)
Year Ended September 30, 2022	$83.01	0.09	(8.16)	(8.07)	—	(17.27)	—	(17.27)
Year Ended September 30, 2021	$63.67	(0.01)	30.82	30.81	(0.25)	(11.22)	—	(11.47)
Sterling Capital Intermediate U.S. Government Fund
Period Ended March 31, 2026 (Unaudited)	$8.90	0.14	(0.14)	—	—	—	—	—
Year Ended September 30, 2025	$8.86	0.26	0.01	0.27	(0.23)	—	—	(0.23)
Year Ended September 30, 2024	$8.34	0.21	0.59	0.80	(0.28)	—	—	(0.28)
Year Ended September 30, 2023	$8.51	0.16	(0.12)	0.04	(0.21)	—	—	(0.21)
Year Ended September 30, 2022	$9.78	0.08	(1.15)	(1.07)	(0.20)	—	—	(0.20)
Year Ended September 30, 2021	$10.13	0.06	(0.18)	(0.12)	(0.23)	—	—	(0.23)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$57.84	2.10	%(b)	$16,582	1.20	%(c)	0.27	%(c)	1.25	%(c)	10.10	%(b)
$62.23	5.66%		$17,680	1.19%		0.39%		1.21%		40.39%
$67.30	24.07%		$265	1.13%		0.55%		1.13%		8.96%
$60.94	14.75%		$460	1.12%		0.65%		1.12%		4.89%
$62.45	(13.89)%		$380	1.10%		0.53%		1.10%		7.94%
$78.45	34.65%		$369	1.10%		0.38%		1.11%		8.23%
$34.28	1.02	%(b)	$487	1.16	%(c)	2.53	%(c)	1.16	%(c)	3.23	%(b)
$35.51	(4.42)%		$520	1.13%		2.51%		1.13%		7.62%
$39.81	32.80%		$623	1.11%		2.25%		1.11%		4.90%
$32.35	0.70%		$543	1.12%		1.81%		1.12%		6.06%
$34.86	(18.60)%		$670	1.07%		0.60%		1.07%		12.58%
$46.09	30.08%		$719	1.05%		0.82%		1.05%		12.68%
$37.49	7.36	%(b)	$2,360	1.31	%(c)	0.22	%(c)	1.31	%(c)	3.86	%(b)
$42.00	7.83%		$2,724	1.28%		0.15%		1.28%		6.19%
$47.67	28.51%		$3,277	1.30%		0.28%		1.31%		2.87%
$52.17	15.05%		$2,656	1.28%		0.29%		1.30%		0.77%
$57.67	(14.14)%		$2,464	1.25%		0.13%		1.25%		5.26%
$83.01	52.43%		$3,468	1.23%		(0.01)%		1.26%		6.15%
$8.90	1.27	%(b)	$2,953	0.81	%(c)	3.36	%(c)	1.02	%(c)	6.34	%(b)
$8.90	3.12%		$2,487	0.80%		3.03%		1.01%		27.66%
$8.86	9.72%		$2,505	0.76%		2.41%		0.95%		11.51%
$8.34	0.43%		$2,550	0.75%		1.89%		0.94%		7.91%
$8.51	(11.12)%		$2,879	0.73%		0.87%		0.92%		14.18%
$9.78	(1.23)%		$3,388	0.68%		0.64%		0.86%		71.31%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Total Return Bond Fund
Period Ended March 31, 2026 (Unaudited)	$9.44	0.19	(0.13)	0.06	(0.18)	—	—	(0.18)
Year Ended September 30, 2025	$9.54	0.38	(0.12)	0.26	(0.36)	—	—	(0.36)
Year Ended September 30, 2024	$8.87	0.35	0.67	1.02	(0.35)	—	—	(0.35)
Year Ended September 30, 2023	$9.11	0.28	(0.24)	0.04	(0.28)	—	—	(0.28)
Year Ended September 30, 2022	$11.04	0.18	(1.80)	(1.62)	(0.22)	(0.09)	—	(0.31)
Year Ended September 30, 2021	$11.38	0.17	(0.12)	0.05	(0.24)	(0.15)	—	(0.39)
Sterling Capital Long Duration Corporate Bond Fund
Period Ended March 31, 2026 (Unaudited)	$7.00	0.16	(0.29)	(0.13)	(0.16)	—	—	(0.16)
Year Ended September 30, 2025	$7.30	0.32	(0.30)	0.02	(0.32)	—	—	(0.32)
Year Ended September 30, 2024	$6.45	0.31	0.85	1.16	(0.31)	—	—	(0.31)
Year Ended September 30, 2023	$6.63	0.28	(0.17)	0.11	(0.29)	—	—	(0.29)
Year Ended September 30, 2022	$10.51	0.25	(2.85)	(2.60)	(0.25)	(1.03)	—	(1.28)
Year Ended September 30, 2021	$10.78	0.25	0.03	0.28	(0.25)	(0.30)	—	(0.55)
Sterling Capital Quality Income Fund
Period Ended March 31, 2026 (Unaudited)	$9.15	0.17	(0.05)	0.12	(0.17)	—	—	(0.17)
Year Ended September 30, 2025	$9.18	0.33	(0.03)	0.30	(0.33)	—	—	(0.33)
Year Ended September 30, 2024	$8.56	0.27	0.64	0.91	(0.29)	—	—	(0.29)
Year Ended September 30, 2023	$8.78	0.23	(0.21)	0.02	(0.24)	—	—	(0.24)
Year Ended September 30, 2022	$10.04	0.14	(1.23)	(1.09)	(0.17)	—	—	(0.17)
Year Ended September 30, 2021	$10.25	0.13	(0.15)	(0.02)	(0.19)	—	—	(0.19)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$10.12	0.12	(0.05)	0.07	(0.12)	—	—	(0.12)
Year Ended September 30, 2025	$10.21	0.24	(0.09)	0.15	(0.24)	—	—	(0.24)
Year Ended September 30, 2024	$9.75	0.23	0.46	0.69	(0.23)	—	—	(0.23)
Year Ended September 30, 2023	$9.84	0.20	(0.09)	0.11	(0.20)	—	—	(0.20)
Year Ended September 30, 2022	$10.97	0.16	(1.13)	(0.97)	(0.16)	—	—	(0.16)
Year Ended September 30, 2021	$11.12	0.15	(0.15)	—	(0.15)	—	—	(0.15)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$9.32	0.68	%(b)	$42,294	0.70	%(c)	3.99	%(c)	0.75	%(c)	33.82	%(b)
$9.44	2.86%		$48,293	0.70%		4.06%		0.74%		78.95%
$9.54	11.67%		$53,940	0.71%		3.78%		0.75%		63.02%
$8.87	0.41%		$46,772	0.70%		2.99%		0.76%		47.80%
$9.11	(14.94)%		$47,701	0.70%		1.75%		0.74%		47.98%
$11.04	0.44%		$60,694	0.70%		1.52%		0.75%		48.80%
$6.71	(1.83	)%(b)	$266	0.70	%(c)	4.78	%(c)	0.80	%(c)	26.87	%(b)
$7.00	0.52%		$282	0.70%		4.72%		0.81%		52.57%
$7.30	18.30%		$405	0.71%		4.43%		0.85%		47.46%
$6.45	1.38%		$308	0.70%		4.09%		0.89%		26.27%
$6.63	(27.78)%		$436	0.85%		2.94%		1.04%		161.62%
$10.51	2.67%		$632	0.97%		2.40%		1.16%		47.29%
$9.10	1.26	%(b)	$70	0.88	%(c)	3.64	%(c)	0.95	%(c)	10.65	%(b)
$9.15	3.38%		$21	0.85%		3.76%		0.94%		35.06%
$9.18	10.77%		$32	0.82%		3.11%		0.87%		25.02%
$8.56	0.18%		$32	0.83%		2.57%		0.88%		9.85%
$8.78	(10.93)%		$32	0.82%		1.44%		0.86%		35.18%
$10.04	(0.23)%		$29	0.82%		1.29%		0.86%		73.60%
$10.07	0.72	%(b)	$19,079	0.84	%(c)	2.43	%(c)	0.84	%(c)	6.34	%(b)
$10.12	1.55%		$19,320	0.83%		2.42%		0.83%		29.62%
$10.21	7.13%		$20,995	0.85%		2.29%		0.85%		20.34%
$9.75	1.08%		$22,320	0.85%		1.99%		0.85%		38.07%
$9.84	(8.92)%		$24,664	0.82%		1.52%		0.82%		50.21%
$10.97	(0.01)%		$31,234	0.80%		1.34%		0.80%		7.97%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$10.50	0.13	(0.04)	0.09	(0.13)	—	—	(0.13)
Year Ended September 30, 2025	$10.62	0.26	(0.12)	0.14	(0.26)	—	—	(0.26)
Year Ended September 30, 2024	$10.16	0.25	0.46	0.71	(0.25)	—	—	(0.25)
Year Ended September 30, 2023	$10.24	0.20	(0.08)	0.12	(0.20)	—	—	(0.20)
Year Ended September 30, 2022	$11.40	0.18	(1.16)	(0.98)	(0.18)	—	—	(0.18)
Year Ended September 30, 2021	$11.47	0.17	(0.07)	0.10	(0.17)	—	—	(0.17)
Sterling Capital Virginia Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$11.07	0.13	(0.06)	0.07	(0.13)	—	—	(0.13)
Year Ended September 30, 2025	$11.19	0.25	(0.12)	0.13	(0.25)	—	—	(0.25)
Year Ended September 30, 2024	$10.69	0.24	0.50	0.74	(0.24)	—	—	(0.24)
Year Ended September 30, 2023	$10.77	0.20	(0.08)	0.12	(0.20)	—	—	(0.20)
Year Ended September 30, 2022	$11.98	0.16	(1.20)	(1.04)	(0.16)	(0.01)	—	(0.17)
Year Ended September 30, 2021	$12.23	0.16	(0.22)	(0.06)	(0.16)	(0.03)	—	(0.19)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$9.48	0.12	(0.03)	0.09	(0.12)	—	—	(0.12)
Year Ended September 30, 2025	$9.56	0.25	(0.08)	0.17	(0.25)	—	—	(0.25)
Year Ended September 30, 2024	$9.12	0.24	0.44	0.68	(0.24)	—	—	(0.24)
Year Ended September 30, 2023	$9.22	0.20	(0.10)	0.10	(0.20)	—	—	(0.20)
Year Ended September 30, 2022	$10.20	0.15	(0.98)	(0.83)	(0.15)	—	—	(0.15)
Year Ended September 30, 2021	$10.29	0.16	(0.08)	0.08	(0.16)	(0.01)	—	(0.17)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$10.46	0.86	%(b)	$3,585	0.94	%(c)	2.49	%(c)	0.94	%(c)	4.91	%(b)
$10.50	1.40%		$3,766	0.91%		2.53%		0.91%		16.00%
$10.62	7.09%		$5,816	0.89%		2.43%		0.90%		19.81%
$10.16	1.15%		$6,369	0.87%		1.92%		0.88%		32.34%
$10.24	(8.66)%		$7,056	0.85%		1.64%		0.85%		9.94%
$11.40	0.86%		$11,204	0.81%		1.44%		0.81%		20.23%
$11.01	0.59	%(b)	$8,045	0.90	%(c)	2.27	%(c)	0.90	%(c)	8.82	%(b)
$11.07	1.23%		$8,676	0.87%		2.30%		0.87%		17.40%
$11.19	6.92%		$9,816	0.87%		2.14%		0.87%		20.54%
$10.69	1.05%		$11,272	0.86%		1.78%		0.86%		17.86%
$10.77	(8.72)%		$14,162	0.83%		1.40%		0.83%		37.23%
$11.98	(0.52)%		$17,292	0.81%		1.31%		0.81%		8.98%
$9.45	0.99	%(b)	$18,712	0.87	%(c)	2.62	%(c)	0.87	%(c)	4.61	%(b)
$9.48	1.79%		$19,543	0.86%		2.62%		0.86%		15.61%
$9.56	7.51%		$20,407	0.88%		2.54%		0.88%		25.08%
$9.12	1.07%		$20,855	0.86%		2.14%		0.86%		37.11%
$9.22	(8.18)%		$23,829	0.82%		1.54%		0.82%		18.08%
$10.20	0.72%		$27,208	0.81%		1.53%		0.81%		8.56%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of the Funds' operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$33.18	0.09	2.93	3.02	—	—	—	—
Year Ended September 30, 2025	$28.66	0.26	4.40	4.66	(0.15)	—	—	(0.15)
Year Ended September 30, 2024	$22.19	0.24	6.50	6.74	(0.27)	—	—	(0.27)
Year Ended September 30, 2023	$19.41	0.19	2.83	3.02	(0.24)	—	—	(0.24)
Year Ended September 30, 2022	$21.88	0.21	(2.49)	(2.28)	(0.19)	—	—	(0.19)
Year Ended September 30, 2021	$16.17	(0.04)	5.92	5.88	(0.03)	—	(0.14)	(0.17)
Sterling Capital Behavioral Small Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$19.24	0.04	1.09	1.13	(0.10)	(1.78)	—	(1.88)
Year Ended September 30, 2025	$20.17	0.11	0.84	0.95	(0.18)	(1.70)	—	(1.88)
Year Ended September 30, 2024	$16.10	0.11	4.26	4.37	(0.30)	—	—	(0.30)
Year Ended September 30, 2023	$14.33	0.13	1.69	1.82	(0.05)	—	—	(0.05)
Year Ended September 30, 2022	$18.46	0.03	(2.34)	(2.31)	—	(1.82)	—	(1.82)
Year Ended September 30, 2021	$11.28	0.01	7.17	7.18	—	—	—	—
Sterling Capital Special Opportunities Fund
Period Ended March 31, 2026 (Unaudited)	$16.30	(0.07)	(0.45)	(0.52)	—	(4.99)	—	(4.99)
Year Ended September 30, 2025	$18.48	(0.16)	2.68	2.52	—	(4.70)	—	(4.70)
Year Ended September 30, 2024	$19.02	(0.20)	4.45	4.25	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$18.09	(0.21)	3.13	2.92	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$26.39	(0.27)	(3.92)	(4.19)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$19.67	(0.27)	7.32	7.05	—	(0.33)	—	(0.33)
Sterling Capital Equity Income Fund
Period Ended March 31, 2026 (Unaudited)	$21.82	0.02	(0.51)	(0.49)	(0.02)	(4.51)	—	(4.53)
Year Ended September 30, 2025	$28.17	0.09	(0.88)	(0.79)	(0.10)	(5.46)	—	(5.56)
Year Ended September 30, 2024	$25.00	0.15	5.32	5.47	(0.16)	(2.14)	—	(2.30)
Year Ended September 30, 2023	$24.04	0.15	2.70	2.85	(0.15)	(1.74)	—	(1.89)
Year Ended September 30, 2022	$26.32	0.15	(1.81)	(1.66)	(0.14)	(0.48)	—	(0.62)
Year Ended September 30, 2021	$19.83	0.10	6.47	6.57	(0.08)	—	—	(0.08)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

				Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$36.20	9.53	%(b)	$107	1.76	%(c)	0.51	%(c)	1.76	%(c)	68.15	%(b)
$33.17	16.34%		$60	1.80%		0.87%		1.80%		108.16%
$28.66	30.45%		$362	1.75%		0.93%		1.78%		99.00%
$22.19	15.57%		$280	1.84%		0.85%		1.90%		110.98%
$19.41	(10.50)%		$248	1.75%		0.93%		1.78%		125.15%
$21.88	36.56%		$304	1.60%		(0.22)%		1.79%		122.64%
$18.49	6.09	%(b)	$91	1.89	%(c)	0.47	%(c)	1.90	%(c)	49.67	%(b)
$19.24	4.65%		$45	1.84%		0.61%		1.84%		89.59%
$20.17	27.26%		$51	1.83%		0.58%		1.84%		74.00%
$16.10	12.70%		$28	1.86%		0.79%		1.86%		154.69%
$14.33	(14.19)%		$29	1.85%		0.19%		1.85%		70.82%
$18.46	63.65%		$38	1.82%		0.04%		1.82%		111.07%
$10.79	(6.27	)%(b)	$11,244	1.88	%(c)	(1.07	)%(c)	1.88	%(c)	24.56	%(b)
$16.30	15.03%		$13,988	1.88%		(1.08)%		1.88%		38.82%
$18.48	26.15%		$16,870	1.91%		(1.12)%		1.91%		41.68%
$19.02	17.07%		$22,619	1.91%		(1.11)%		1.91%		31.19%
$18.09	(19.53)%		$29,566	1.88%		(1.19)%		1.88%		28.06%
$26.39	36.19%		$52,182	1.86%		(1.11)%		1.87%		27.20%
$16.80	(2.41	)%(b)	$30,832	1.87	%(c)	0.17	%(c)	1.89	%(c)	22.17	%(b)
$21.82	(3.20)%		$52,855	1.82%		0.40%		1.82%		50.76%
$28.17	22.92%		$72,748	1.83%		0.57%		1.83%		41.82%
$25.00	11.71%		$64,849	1.82%		0.60%		1.82%		39.43%
$24.04	(6.57)%		$64,899	1.79%		0.54%		1.79%		31.23%
$26.32	33.15%		$81,338	1.78%		0.42%		1.79%		13.00%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
Period Ended March 31, 2026 (Unaudited)	$58.95	(0.13)	0.98	0.85	(0.12)	(5.30)	—	(5.42)
Year Ended September 30, 2025	$64.35	(0.20)	3.14	2.94	—	(8.34)	—	(8.34)
Year Ended September 30, 2024	$58.68	(0.08)	12.76	12.68	—	(7.01)	—	(7.01)
Year Ended September 30, 2023	$60.48	(0.01)	8.38	8.37	—	(10.17)	—	(10.17)
Year Ended September 30, 2022	$76.32	(0.08)	(9.79)	(9.87)	—	(5.97)	—	(5.97)
Year Ended September 30, 2021	$57.24	(0.17)	19.48	19.31	—	(0.23)	—	(0.23)
Sterling Capital Real Estate Fund
Period Ended March 31, 2026 (Unaudited)	$35.21	0.39	(1.63)	(1.24)	—	—	—	—
Year Ended September 30, 2025	$39.35	0.59	(2.59)	(2.00)	(0.52)	(1.62)	—	(2.14)
Year Ended September 30, 2024	$32.00	0.52	9.31	9.83	(0.39)	(2.09)	—	(2.48)
Year Ended September 30, 2023	$34.53	0.37	(0.25)	0.12	(0.42)	(2.23)	—	(2.65)
Year Ended September 30, 2022	$45.65	(0.06)	(7.89)	(7.95)	(0.18)	(2.99)	—	(3.17)
Year Ended September 30, 2021	$36.33	0.03	10.37	10.40	(0.26)	(0.82)	—	(1.08)
Sterling Capital Small Cap Value Fund
Period Ended March 31, 2026 (Unaudited)	$35.61	(0.06)	2.31	2.25	(0.07)	(7.22)	—	(7.29)
Year Ended September 30, 2025	$41.98	(0.19)	2.96	2.77	—	(9.14)	—	(9.14)
Year Ended September 30, 2024	$47.89	(0.19)	10.48	10.29	—	(16.20)	—	(16.20)
Year Ended September 30, 2023	$54.20	(0.22)	7.59	7.37	—	(13.68)	—	(13.68)
Year Ended September 30, 2022	$79.47	(0.42)	(7.58)	(8.00)	—	(17.27)	—	(17.27)
Year Ended September 30, 2021	$61.56	(0.58)	29.71	29.13	—	(11.22)	—	(11.22)
Sterling Capital Intermediate U.S. Government Fund
Period Ended March 31, 2026 (Unaudited)	$8.88	0.10	(0.10)	—	—	—	—	—
Year Ended September 30, 2025	$8.84	0.20	—	0.20	(0.16)	—	—	(0.16)
Year Ended September 30, 2024	$8.32	0.14	0.59	0.73	(0.21)	—	—	(0.21)
Year Ended September 30, 2023	$8.49	0.10	(0.12)	(0.02)	(0.15)	—	—	(0.15)
Year Ended September 30, 2022	$9.76	0.01	(1.15)	(1.14)	(0.13)	—	—	(0.13)
Year Ended September 30, 2021	$10.11	(0.01)	(0.19)	(0.20)	(0.15)	—	—	(0.15)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$54.38	1.71	%(b)	$239	1.95	%(c)	(0.48	)%(c)	2.00	%(c)	10.10	%(b)
$58.95	4.87%		$282	1.94%		(0.35)%		1.97%		40.39%
$64.35	23.29%		$3	1.88%		(0.14)%		1.88%		8.96%
$58.68	14.00%		$3	1.77%		(0.01)%		1.77%		4.89%
$60.48	(14.45)%		$3	1.74%		(0.11)%		1.74%		7.94%
$76.32	33.80%		$3	1.85%		(0.23)%		1.85%		8.23%
$33.97	0.65	%(b)	$71	1.91	%(c)	2.26	%(c)	1.91	%(c)	3.23	%(b)
$35.21	(5.16)%		$26	1.89%		1.66%		1.89%		7.62%
$39.35	31.81%		$93	1.86%		1.52%		1.86%		4.90%
$32.00	(0.06)%		$112	1.86%		1.05%		1.86%		6.06%
$34.53	(19.19)%		$125	1.82%		(0.14)%		1.82%		12.58%
$45.65	29.14%		$182	1.81%		0.08%		1.81%		12.68%
$30.57	6.99	%(b)	$2,193	2.05	%(c)	(0.40	)%(c)	2.05	%(c)	3.86	%(b)
$35.61	7.02%		$1,049	2.02%		(0.56)%		2.02%		6.19%
$41.98	27.56%		$559	2.05%		(0.48)%		2.06%		2.87%
$47.89	14.18%		$458	2.03%		(0.45)%		2.05%		0.77%
$54.20	(14.79)%		$320	2.00%		(0.63)%		2.00%		5.26%
$79.47	51.27%		$375	1.98%		(0.75)%		2.01%		6.15%
$8.88	0.89	%(b)	$31	1.56	%(c)	2.34	%(c)	1.77	%(c)	6.34	%(b)
$8.88	2.36%		$68	1.55%		2.28%		1.76%		27.66%
$8.84	8.92%		$88	1.51%		1.65%		1.70%		11.51%
$8.32	(0.32)%		$123	1.50%		1.18%		1.69%		7.91%
$8.49	(11.81)%		$98	1.48%		0.12%		1.67%		14.18%
$9.76	(1.97)%		$124	1.43%		(0.11)%		1.61%		71.31%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Total Return Bond Fund
Period Ended March 31, 2026 (Unaudited)	$9.45	0.15	(0.11)	0.04	(0.15)	—	—	(0.15)
Year Ended September 30, 2025	$9.56	0.31	(0.13)	0.18	(0.29)	—	—	(0.29)
Year Ended September 30, 2024	$8.89	0.28	0.67	0.95	(0.28)	—	—	(0.28)
Year Ended September 30, 2023	$9.12	0.21	(0.23)	(0.02)	(0.21)	—	—	(0.21)
Year Ended September 30, 2022	$11.06	0.10	(1.80)	(1.70)	(0.15)	(0.09)	—	(0.24)
Year Ended September 30, 2021	$11.40	0.09	(0.13)	(0.04)	(0.15)	(0.15)	—	(0.30)
Sterling Capital Long Duration Corporate Bond Fund
Period Ended March 31, 2026 (Unaudited)	$6.99	0.14	(0.29)	(0.15)	(0.14)	—	—	(0.14)
Year Ended September 30, 2025	$7.28	0.27	(0.29)	(0.02)	(0.27)	—	—	(0.27)
Year Ended September 30, 2024	$6.44	0.25	0.84	1.09	(0.25)	—	—	(0.25)
Year Ended September 30, 2023	$6.61	0.23	(0.17)	0.06	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$10.49	0.17	(2.83)	(2.66)	(0.19)	(1.03)	—	(1.22)
Year Ended September 30, 2021	$10.76	0.18	0.03	0.21	(0.18)	(0.30)	—	(0.48)
Sterling Capital Quality Income Fund
Period Ended March 31, 2026 (Unaudited)	$9.15	0.13	(0.05)	0.08	(0.13)	—	—	(0.13)
Year Ended September 30, 2025	$9.18	0.27	(0.03)	0.24	(0.27)	—	—	(0.27)
Year Ended September 30, 2024	$8.56	0.22	0.63	0.85	(0.23)	—	—	(0.23)
Year Ended September 30, 2023	$8.78	0.16	(0.20)	(0.04)	(0.18)	—	—	(0.18)
Year Ended September 30, 2022	$10.03	0.07	(1.21)	(1.14)	(0.11)	—	—	(0.11)
Year Ended September 30, 2021	$10.24	0.06	(0.15)	(0.09)	(0.12)	—	—	(0.12)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$10.12	0.09	(0.06)	0.03	(0.09)	—	—	(0.09)
Year Ended September 30, 2025	$10.20	0.17	(0.08)	0.09	(0.17)	—	—	(0.17)
Year Ended September 30, 2024	$9.74	0.15	0.46	0.61	(0.15)	—	—	(0.15)
Year Ended September 30, 2023	$9.83	0.12	(0.08)	0.04	(0.13)	—	—	(0.13)
Year Ended September 30, 2022	$10.96	0.08	(1.13)	(1.05)	(0.08)	—	—	(0.08)
Year Ended September 30, 2021	$11.12	0.07	(0.16)	(0.09)	(0.07)	—	—	(0.07)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$9.34	0.41	%(b)	$2,537	1.45	%(c)	3.25	%(c)	1.50	%(c)	33.82	%(b)
$9.45	1.99%		$1,950	1.45%		3.31%		1.49%		78.95%
$9.56	10.83%		$2,735	1.46%		3.02%		1.50%		63.02%
$8.89	(0.22)%		$2,903	1.45%		2.23%		1.51%		47.80%
$9.12	(15.64)%		$3,484	1.45%		0.98%		1.48%		47.98%
$11.06	(0.31)%		$5,378	1.45%		0.78%		1.51%		48.80%
$6.70	(2.22	)%(b)	$3	1.45	%(c)	3.99	%(c)	1.54	%(c)	26.87	%(b)
$6.99	(0.11)%		$3	1.45%		4.00%		1.52%		52.57%
$7.28	17.26%		$1	1.49%		3.65%		1.57%		47.46%
$6.44	0.78%		$2	1.45%		3.36%		1.61%		26.27%
$6.61	(28.37)%		$2	1.65%		1.92%		1.82%		161.62%
$10.49	1.98%		$3	1.72%		1.70%		1.88%		47.29%
$9.10	0.89	%(b)	$40	1.63	%(c)	2.88	%(c)	1.69	%(c)	10.65	%(b)
$9.15	2.68%		$40	1.61%		2.99%		1.72%		35.06%
$9.18	10.04%		$—	1.59%		2.47%		1.60%		25.02%
$8.56	(0.52)%		$3	1.53%		1.86%		1.55%		9.85%
$8.78	(11.45)%		$3	1.50%		0.74%		1.52%		35.18%
$10.03	(0.92)%		$3	1.57%		0.58%		1.59%		73.60%
$10.06	0.24	%(b)	$517	1.60	%(c)	1.68	%(c)	1.60	%(c)	6.34	%(b)
$10.12	0.89%		$783	1.58%		1.68%		1.58%		29.62%
$10.20	6.33%		$761	1.60%		1.52%		1.60%		20.34%
$9.74	0.32%		$966	1.60%		1.24%		1.60%		38.07%
$9.83	(9.61)%		$1,141	1.57%		0.75%		1.57%		50.21%
$10.96	(0.85)%		$1,542	1.55%		0.60%		1.55%		7.97%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$10.49	0.09	(0.04)	0.05	(0.09)	—	—	(0.09)
Year Ended September 30, 2025	$10.62	0.19	(0.13)	0.06	(0.19)	—	—	(0.19)
Year Ended September 30, 2024	$10.15	0.17	0.48	0.65	(0.18)	—	—	(0.18)
Year Ended September 30, 2023	$10.24	0.12	(0.09)	0.03	(0.12)	—	—	(0.12)
Year Ended September 30, 2022	$11.39	0.10	(1.15)	(1.05)	(0.10)	—	—	(0.10)
Year Ended September 30, 2021	$11.46	0.08	(0.07)	0.01	(0.08)	—	—	(0.08)
Sterling Capital Virginia Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$11.05	0.08	(0.05)	0.03	(0.08)	—	—	(0.08)
Year Ended September 30, 2025	$11.17	0.17	(0.12)	0.05	(0.17)	—	—	(0.17)
Year Ended September 30, 2024	$10.67	0.17	0.50	0.67	(0.17)	—	—	(0.17)
Year Ended September 30, 2023	$10.77	0.11	(0.09)	0.02	(0.12)	—	—	(0.12)
Year Ended September 30, 2022	$11.97	0.07	(1.18)	(1.11)	(0.08)	(0.01)	—	(0.09)
Year Ended September 30, 2021	$12.22	0.07	(0.22)	(0.15)	(0.07)	(0.03)	—	(0.10)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$9.49	0.09	(0.02)	0.07	(0.09)	—	—	(0.09)
Year Ended September 30, 2025	$9.57	0.19	(0.09)	0.10	(0.18)	—	—	(0.18)
Year Ended September 30, 2024	$9.14	0.18	0.43	0.61	(0.18)	—	—	(0.18)
Year Ended September 30, 2023	$9.22	0.13	(0.07)	0.06	(0.14)	—	—	(0.14)
Year Ended September 30, 2022	$10.20	0.08	(0.98)	(0.90)	(0.08)	—	—	(0.08)
Year Ended September 30, 2021	$10.30	0.09	(0.10)	(0.01)	(0.08)	(0.01)	—	(0.09)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$10.45	0.49	%(b)	$76	1.69	%(c)	1.74	%(c)	1.69	%(c)	4.91	%(b)
$10.49	0.55%		$76	1.66%		1.78%		1.66%		16.00%
$10.62	6.39%		$100	1.64%		1.67%		1.65%		19.81%
$10.15	0.30%		$268	1.62%		1.17%		1.63%		32.34%
$10.24	(9.27)%		$340	1.59%		0.89%		1.59%		9.94%
$11.39	0.10%		$603	1.56%		0.72%		1.56%		20.23%
$11.00	0.29	%(b)	$6	1.67	%(c)	1.50	%(c)	1.67	%(c)	8.82	%(b)
$11.05	0.51%		$6	1.59%		1.59%		1.59%		17.40%
$11.17	6.27%		$6	1.62%		1.51%		1.62%		20.54%
$10.67	0.13%		$5	1.59%		1.03%		1.59%		17.86%
$10.77	(9.32)%		$16	1.57%		0.61%		1.57%		37.23%
$11.97	(1.27)%		$57	1.57%		0.58%		1.57%		8.98%
$9.47	0.76	%(b)	$2	1.54	%(c)	1.96	%(c)	1.54	%(c)	4.61	%(b)
$9.49	1.13%		$2	1.59%		1.97%		1.59%		15.61%
$9.57	6.77%		$2	1.63%		1.95%		1.63%		25.08%
$9.14	0.62%		$2	1.57%		1.34%		1.57%		37.11%
$9.22	(8.85)%		$23	1.56%		0.82%		1.56%		18.08%
$10.20	(0.13)%		$25	1.56%		0.83%		1.56%		8.56%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of the Funds' operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$34.78	0.29	2.93	3.22	—	—	—	—
Year Ended September 30, 2025	$30.12	0.52	4.70	5.22	(0.56)	—	—	(0.56)
Year Ended September 30, 2024	$23.28	0.52	6.84	7.36	(0.52)	—	—	(0.52)
Year Ended September 30, 2023	$20.34	0.42	2.98	3.40	(0.46)	—	—	(0.46)
Year Ended September 30, 2022	$22.96	0.46	(2.62)	(2.16)	(0.46)	—	—	(0.46)
Year Ended September 30, 2021	$16.83	0.09	6.24	6.33	(0.04)	—	(0.16)	(0.20)
Sterling Capital Behavioral Small Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$20.87	0.14	1.19	1.33	(0.15)	(1.78)	—	(1.93)
Year Ended September 30, 2025	$21.63	0.32	0.91	1.23	(0.29)	(1.70)	—	(1.99)
Year Ended September 30, 2024	$17.15	0.32	4.54	4.86	(0.38)	—	—	(0.38)
Year Ended September 30, 2023	$15.29	0.31	1.81	2.12	(0.26)	—	—	(0.26)
Year Ended September 30, 2022	$19.58	0.22	(2.49)	(2.27)	(0.20)	(1.82)	—	(2.02)
Year Ended September 30, 2021	$11.95	0.16	7.60	7.76	(0.13)	—	—	(0.13)
Sterling Capital Special Opportunities Fund
Period Ended March 31, 2026 (Unaudited)	$30.40	(0.01)	(1.27)	(1.28)	—	(4.99)	—	(4.99)
Year Ended September 30, 2025	$30.46	(0.02)	4.66	4.64	—	(4.70)	—	(4.70)
Year Ended September 30, 2024	$28.28	(0.03)	7.00	6.97	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$25.75	(0.03)	4.55	4.52	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$35.59	(0.06)	(5.67)	(5.73)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$26.20	(0.03)	9.79	9.76	(0.04)	(0.33)	—	(0.37)
Sterling Capital Equity Income Fund
Period Ended March 31, 2026 (Unaudited)	$22.26	0.11	(0.53)	(0.42)	(0.12)	(4.51)	—	(4.63)
Year Ended September 30, 2025	$28.62	0.33	(0.91)	(0.58)	(0.32)	(5.46)	—	(5.78)
Year Ended September 30, 2024	$25.35	0.42	5.41	5.83	(0.42)	(2.14)	—	(2.56)
Year Ended September 30, 2023	$24.35	0.41	2.74	3.15	(0.41)	(1.74)	—	(2.15)
Year Ended September 30, 2022	$26.66	0.42	(1.83)	(1.41)	(0.42)	(0.48)	—	(0.90)
Year Ended September 30, 2021	$20.10	0.35	6.56	6.91	(0.35)	—	—	(0.35)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Net asset value includes adjustments in accordance with generally accepted accounting principles required at period end.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

				Ratios/Supplementary Data
Net asset value, end of year		Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$38.00		10.05	%(b)	$7,534	0.76	%(c)	1.58	%(c)	0.76	%(c)	68.15	%(b)
$34.78		17.51%		$5,827	0.80%		1.63%		0.80%		108.16%
$30.12		31.80%		$2,274	0.75%		1.92%		0.78%		99.00%
$23.28		16.74%		$1,499	0.84%		1.83%		0.90%		110.98%
$20.34		(9.62)%		$1,652	0.75%		1.94%		0.78%		125.15%
$22.96		37.90%		$2,023	0.64%		0.42%		0.78%		122.64%
$20.27		6.59	%(b)	$6,350	0.89	%(c)	1.33	%(c)	0.89	%(c)	49.67	%(b)
$20.87		5.68%		$6,179	0.84%		1.59%		0.84%		89.59%
$21.63		28.48%		$6,281	0.84%		1.63%		0.84%		74.00%
$17.15		13.86%		$5,804	0.85%		1.79%		0.85%		154.69%
$15.29		(13.35)%		$9,788	0.85%		1.13%		0.85%		70.82%
$19.58		65.21%		$14,639	0.81%		0.89%		0.81%		111.07%
$24.13		(5.82	)%(b)	$53,589	0.88	%(c)	(0.06	)%(c)	0.88	%(c)	24.56	%(b)
$30.40		16.21%		$69,372	0.88%		(0.08)%		0.88%		38.82%
$30.46		27.36%		$88,481	0.91%		(0.11)%		0.91%		41.68%
$28.28		18.28%		$135,284	0.91%		(0.11)%		0.91%		31.19%
$25.75		(18.74)%		$168,110	0.89%		(0.19)%		0.89%		28.06%
$35.59		37.55%		$216,341	0.86%		(0.11)%		0.87%		27.20%
$17.21	(d)	(1.92	)%(b)	$292,905	0.87	%(c)	1.16	%(c)	0.88	%(c)	22.17	%(b)
$22.26		(2.21)%		$591,214	0.82%		1.39%		0.82%		50.76%
$28.62		24.16%		$1,238,943	0.83%		1.57%		0.83%		41.82%
$25.35		12.83%		$1,296,237	0.82%		1.59%		0.82%		39.43%
$24.35		(5.64)%		$1,468,388	0.79%		1.55%		0.79%		31.23%
$26.66		34.47%		$1,622,233	0.78%		1.40%		0.79%		13.00%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
Period Ended March 31, 2026 (Unaudited)	$62.77	0.15	1.06	1.21	(0.26)	(5.30)	—	(5.56)
Year Ended September 30, 2025	$67.81	0.40	3.32	3.72	(0.42)	(8.34)	—	(8.76)
Year Ended September 30, 2024	$61.43	0.48	13.41	13.89	(0.50)	(7.01)	—	(7.51)
Year Ended September 30, 2023	$62.89	0.56	8.70	9.26	(0.55)	(10.17)	—	(10.72)
Year Ended September 30, 2022	$78.92	0.58	(10.16)	(9.58)	(0.48)	(5.97)	—	(6.45)
Year Ended September 30, 2021	$58.95	0.45	20.09	20.54	(0.34)	(0.23)	—	(0.57)
Sterling Capital Real Estate Fund
Period Ended March 31, 2026 (Unaudited)	$35.63	0.48	(1.71)	(1.23)	—	—	—	—
Year Ended September 30, 2025	$39.94	1.01	(2.67)	(1.66)	(1.03)	(1.62)	—	(2.65)
Year Ended September 30, 2024	$32.44	0.87	9.46	10.33	(0.74)	(2.09)	—	(2.83)
Year Ended September 30, 2023	$34.95	0.73	(0.25)	0.48	(0.76)	(2.23)	—	(2.99)
Year Ended September 30, 2022	$46.19	0.40	(8.03)	(7.63)	(0.62)	(2.99)	—	(3.61)
Year Ended September 30, 2021	$36.66	0.43	10.51	10.94	(0.59)	(0.82)	—	(1.41)
Sterling Capital Small Cap Value Fund
Period Ended March 31, 2026 (Unaudited)	$42.92	0.10	2.85	2.95	(0.14)	(7.22)	—	(7.36)
Year Ended September 30, 2025	$48.50	0.17	3.50	3.67	(0.11)	(9.14)	—	(9.25)
Year Ended September 30, 2024	$52.79	0.23	11.91	12.14	(0.23)	(16.20)	—	(16.43)
Year Ended September 30, 2023	$58.24	0.28	8.20	8.48	(0.25)	(13.68)	—	(13.93)
Year Ended September 30, 2022	$83.58	0.27	(8.25)	(7.98)	(0.09)	(17.27)	—	(17.36)
Year Ended September 30, 2021	$64.04	0.17	31.01	31.18	(0.42)	(11.22)	—	(11.64)
Sterling Capital Intermediate U.S. Government Fund
Period Ended March 31, 2026 (Unaudited)	$8.90	0.15	(0.15)	—	—	—	—	—
Year Ended September 30, 2025	$8.86	0.29	—	0.29	(0.25)	—	—	(0.25)
Year Ended September 30, 2024	$8.35	0.23	0.58	0.81	(0.30)	—	—	(0.30)
Year Ended September 30, 2023	$8.51	0.18	(0.11)	0.07	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$9.79	0.10	(1.16)	(1.06)	(0.22)	—	—	(0.22)
Year Ended September 30, 2021	$10.14	0.09	(0.19)	(0.10)	(0.25)	—	—	(0.25)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

				Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$58.42	2.21	%(b)	$34,731	0.95	%(c)	0.52	%(c)	1.00	%(c)	10.10	%(b)
$62.77	5.93%		$39,258	0.92%		0.66%		0.92%		40.39%
$67.81	24.40%		$40,250	0.88%		0.77%		0.88%		8.96%
$61.43	15.03%		$43,016	0.87%		0.90%		0.87%		4.89%
$62.89	(13.68)%		$45,055	0.84%		0.78%		0.84%		7.94%
$78.92	35.02%		$65,503	0.85%		0.60%		0.86%		8.23%
$34.40	1.14	%(b)	$58,800	0.91	%(c)	2.77	%(c)	0.91	%(c)	3.23	%(b)
$35.63	(4.18)%		$66,095	0.89%		2.79%		0.89%		7.62%
$39.94	33.15%		$74,347	0.86%		2.49%		0.86%		4.90%
$32.44	0.95%		$62,708	0.87%		2.06%		0.87%		6.06%
$34.95	(18.39)%		$73,873	0.82%		0.91%		0.82%		12.58%
$46.19	30.40%		$96,075	0.81%		1.00%		0.81%		12.68%
$38.51	7.50	%(b)	$163,096	1.06	%(c)	0.49	%(c)	1.06	%(c)	3.86	%(b)
$42.92	8.10%		$164,981	1.03%		0.41%		1.03%		6.19%
$48.50	28.85%		$187,448	1.05%		0.50%		1.06%		2.87%
$52.79	15.31%		$261,706	1.03%		0.51%		1.05%		0.77%
$58.24	(13.93)%		$350,163	1.00%		0.38%		1.00%		5.26%
$83.58	52.78%		$514,025	0.98%		0.22%		1.02%		6.15%
$8.90	1.39	%(b)	$17,415	0.56	%(c)	3.36	%(c)	0.77	%(c)	6.34	%(b)
$8.90	3.38%		$17,338	0.55%		3.29%		0.77%		27.66%
$8.86	9.86%		$15,589	0.51%		2.67%		0.70%		11.51%
$8.35	0.80%		$13,823	0.50%		2.15%		0.69%		7.91%
$8.51	(10.90)%		$13,737	0.48%		1.12%		0.67%		14.18%
$9.79	(1.08)%		$16,272	0.43%		0.88%		0.61%		71.31%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Total Return Bond Fund
Period Ended March 31, 2026 (Unaudited)	$9.44	0.20	(0.11)	0.09	(0.20)	—	—	(0.20)
Year Ended September 30, 2025	$9.55	0.40	(0.12)	0.28	(0.39)	—	—	(0.39)
Year Ended September 30, 2024	$8.88	0.37	0.67	1.04	(0.37)	—	—	(0.37)
Year Ended September 30, 2023	$9.11	0.30	(0.22)	0.08	(0.31)	—	—	(0.31)
Year Ended September 30, 2022	$11.05	0.20	(1.80)	(1.60)	(0.25)	(0.09)	—	(0.34)
Year Ended September 30, 2021	$11.39	0.20	(0.13)	0.07	(0.26)	(0.15)	—	(0.41)
Sterling Capital Long Duration Corporate Bond Fund
Period Ended March 31, 2026 (Unaudited)	$6.99	0.17	(0.29)	(0.12)	(0.17)	—	—	(0.17)
Year Ended September 30, 2025	$7.29	0.34	(0.30)	0.04	(0.34)	—	—	(0.34)
Year Ended September 30, 2024	$6.45	0.32	0.84	1.16	(0.32)	—	—	(0.32)
Year Ended September 30, 2023	$6.63	0.30	(0.18)	0.12	(0.30)	—	—	(0.30)
Year Ended September 30, 2022	$10.50	0.23	(2.80)	(2.57)	(0.27)	(1.03)	—	(1.30)
Year Ended September 30, 2021	$10.77	0.28	0.03	0.31	(0.28)	(0.30)	—	(0.58)
Sterling Capital Quality Income Fund
Period Ended March 31, 2026 (Unaudited)	$9.17	0.18	(0.06)	0.12	(0.18)	—	—	(0.18)
Year Ended September 30, 2025	$9.19	0.36	(0.03)	0.33	(0.35)	—	—	(0.35)
Year Ended September 30, 2024	$8.57	0.30	0.63	0.93	(0.31)	—	—	(0.31)
Year Ended September 30, 2023	$8.79	0.25	(0.21)	0.04	(0.26)	—	—	(0.26)
Year Ended September 30, 2022	$10.05	0.16	(1.22)	(1.06)	(0.20)	—	—	(0.20)
Year Ended September 30, 2021	$10.26	0.15	(0.15)	—	(0.21)	—	—	(0.21)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$10.12	0.14	(0.05)	0.09	(0.14)	—	—	(0.14)
Year Ended September 30, 2025	$10.21	0.27	(0.09)	0.18	(0.27)	—	—	(0.27)
Year Ended September 30, 2024	$9.75	0.25	0.47	0.72	(0.26)	—	—	(0.26)
Year Ended September 30, 2023	$9.83	0.23	(0.08)	0.15	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$10.97	0.19	(1.14)	(0.95)	(0.19)	—	—	(0.19)
Year Ended September 30, 2021	$11.12	0.18	(0.15)	0.03	(0.18)	—	—	(0.18)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$9.33	0.91	%(b)	$947,266	0.45	%(c)	3.72	%(c)	0.50	%(c)	33.82	%(b)
$9.44	3.01%		$1,017,491	0.45%		4.31%		0.49%		78.95%
$9.55	11.94%		$1,066,501	0.46%		4.02%		0.50%		63.02%
$8.88	0.78%		$695,207	0.45%		3.24%		0.51%		47.80%
$9.11	(14.81)%		$782,084	0.45%		1.98%		0.48%		47.98%
$11.05	0.69%		$1,139,676	0.45%		1.77%		0.50%		48.80%
$6.70	(1.71	)%(b)	$142	0.45	%(c)	5.03	%(c)	0.55	%(c)	26.87	%(b)
$6.99	0.76%		$148	0.45%		4.92%		0.57%		52.57%
$7.29	18.43%		$481	0.47%		4.68%		0.59%		47.46%
$6.45	1.64%		$436	0.45%		4.38%		0.67%		26.27%
$6.63	(27.52)%		$97	0.63%		2.50%		0.80%		161.62%
$10.50	2.92%		$6,508	0.71%		2.61%		0.87%		47.29%
$9.11	1.28	%(b)	$146,285	0.63	%(c)	3.88	%(c)	0.69	%(c)	10.65	%(b)
$9.17	3.75%		$164,425	0.58%		4.01%		0.66%		35.06%
$9.19	11.04%		$87,868	0.57%		3.37%		0.62%		25.02%
$8.57	0.44%		$88,005	0.58%		2.83%		0.62%		9.85%
$8.79	(10.69)%		$78,252	0.57%		1.73%		0.61%		35.18%
$10.05	0.02%		$62,718	0.57%		1.52%		0.61%		73.60%
$10.07	0.84	%(b)	$94,920	0.59	%(c)	2.68	%(c)	0.59	%(c)	6.34	%(b)
$10.12	1.80%		$97,241	0.58%		2.67%		0.58%		29.62%
$10.21	7.39%		$106,881	0.60%		2.52%		0.60%		20.34%
$9.75	1.44%		$110,951	0.60%		2.24%		0.60%		38.07%
$9.83	(8.78)%		$126,739	0.57%		1.76%		0.57%		50.21%
$10.97	0.24%		$154,297	0.55%		1.59%		0.55%		7.97%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$10.42	0.14	(0.03)	0.11	(0.14)	—	—	(0.14)
Year Ended September 30, 2025	$10.55	0.29	(0.13)	0.16	(0.29)	—	—	(0.29)
Year Ended September 30, 2024	$10.09	0.28	0.46	0.74	(0.28)	—	—	(0.28)
Year Ended September 30, 2023	$10.17	0.23	(0.08)	0.15	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$11.32	0.21	(1.15)	(0.94)	(0.21)	—	—	(0.21)
Year Ended September 30, 2021	$11.39	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)
Sterling Capital Virginia Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$11.07	0.14	(0.06)	0.08	(0.14)	—	—	(0.14)
Year Ended September 30, 2025	$11.19	0.28	(0.12)	0.16	(0.28)	—	—	(0.28)
Year Ended September 30, 2024	$10.69	0.26	0.50	0.76	(0.26)	—	—	(0.26)
Year Ended September 30, 2023	$10.77	0.22	(0.07)	0.15	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$11.97	0.19	(1.19)	(1.00)	(0.19)	(0.01)	—	(0.20)
Year Ended September 30, 2021	$12.22	0.19	(0.22)	(0.03)	(0.19)	(0.03)	—	(0.22)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Period Ended March 31, 2026 (Unaudited)	$9.49	0.14	(0.03)	0.11	(0.14)	—	—	(0.14)
Year Ended September 30, 2025	$9.57	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)
Year Ended September 30, 2024	$9.14	0.26	0.43	0.69	(0.26)	—	—	(0.26)
Year Ended September 30, 2023	$9.23	0.23	(0.09)	0.14	(0.23)	—	—	(0.23)
Year Ended September 30, 2022	$10.21	0.18	(0.98)	(0.80)	(0.18)	—	—	(0.18)
Year Ended September 30, 2021	$10.31	0.18	(0.09)	0.09	(0.18)	(0.01)	—	(0.19)
Guardian Capital Dividend Growth Fund
Period Ended March 31, 2026 (Unaudited)	$18.46	0.04	0.30	0.34	(0.04)	(3.87)	—	(3.91)
Year Ended September 30, 2025	$16.80	0.18	1.65	1.83	(0.17)	—	—	(0.17)
Year Ended September 30, 2024	$12.99	0.19	3.82	4.01	(0.20)	—	—	(0.20)
Year Ended September 30, 2023	$11.24	0.22	1.89	2.11	(0.22)	(0.14)	—	(0.36)
Year Ended September 30, 2022	$12.87	0.22	(1.63)	(1.41)	(0.22)	—	—	(0.22)
For the Five Months Ended September 30, 2021(b)	$12.68	0.11	0.20	0.31	(0.12)	—	—	(0.12)
Year Ended April 30, 2021	$9.85	0.16	2.82	2.98	(0.15)	—	—	(0.15)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	The Fund changed its fiscal year end to September 30.
(c)	Not annualized.
(d)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$10.39	1.08	%(b)	$18,699	0.69	%(c)	2.74	%(c)	0.69	%(c)	4.91	%(b)
$10.42	1.55%		$17,355	0.66%		2.78%		0.66%		16.00%
$10.55	7.38%		$23,524	0.64%		2.68%		0.65%		19.81%
$10.09	1.40%		$28,750	0.62%		2.18%		0.63%		32.34%
$10.17	(8.42)%		$34,313	0.59%		1.89%		0.59%		9.94%
$11.32	1.10%		$71,455	0.56%		1.71%		0.56%		20.23%
$11.01	0.72	%(b)	$23,964	0.65	%(c)	2.52	%(c)	0.65	%(c)	8.82	%(b)
$11.07	1.48%		$23,260	0.62%		2.55%		0.62%		17.40%
$11.19	7.19%		$35,603	0.62%		2.39%		0.62%		20.54%
$10.69	1.30%		$50,995	0.61%		2.03%		0.61%		17.86%
$10.77	(8.41)%		$66,967	0.58%		1.67%		0.58%		37.23%
$11.97	(0.27)%		$65,071	0.56%		1.56%		0.56%		8.98%
$9.46	1.12	%(b)	$29,584	0.62	%(c)	2.87	%(c)	0.62	%(c)	4.61	%(b)
$9.49	2.05%		$30,297	0.61%		2.87%		0.61%		15.61%
$9.57	7.66%		$35,144	0.63%		2.80%		0.63%		25.08%
$9.14	1.43%		$58,934	0.61%		2.40%		0.61%		37.11%
$9.23	(7.93)%		$63,292	0.58%		1.81%		0.58%		18.08%
$10.21	0.88%		$67,778	0.56%		1.78%		0.56%		8.56%
$14.89	2.15	%(c)	$41,976	0.95	%(d)	0.50	%(d)	1.30	%(d)	9.00	%(c)
$18.46	10.94%		$41,532	0.95%		1.11%		1.34%		66%
$16.80	30.99%		$27,465	0.95%		1.28%		1.59%		8%
$12.99	18.91%		$20,789	0.95%		1.71%		1.66%		7%
$11.24	(11.11)%		$17,573	0.95%		1.71%		1.67%		25%
$12.87	2.42	%(c)	$19,864	0.95	%(d)	1.94	%(d)	1.78	%(d)	6	%(c)
$12.68	30.41%		$19,449	0.95%		1.40%		1.73%		47%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, R6 SHARES

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of the Funds' operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$34.84	0.32	2.94	3.26	—	—	—	—
Year Ended September 30, 2025	$30.22	0.23	5.05	5.28	(0.66)	—	—	(0.66)
Year Ended September 30, 2024	$23.37	0.55	6.86	7.41	(0.56)	—	—	(0.56)
Year Ended September 30, 2023	$20.40	0.46	2.97	3.43	(0.46)	—	—	(0.46)
Year Ended September 30, 2022	$22.99	0.50	(2.63)	(2.13)	(0.46)	—	—	(0.46)
Year Ended September 30, 2021	$16.85	0.09	6.25	6.34	(0.04)	—	(0.16)	(0.20)
Sterling Capital Behavioral Small Cap Value Equity Fund
Period Ended March 31, 2026 (Unaudited)	$20.92	0.14	1.20	1.34	(0.15)	(1.78)	—	(1.93)
Year Ended September 30, 2025	$21.67	0.33	0.92	1.25	(0.30)	(1.70)	—	(2.00)
Year Ended September 30, 2024	$17.17	0.33	4.56	4.89	(0.39)	—	—	(0.39)
Year Ended September 30, 2023	$15.31	0.32	1.81	2.13	(0.27)	—	—	(0.27)
Year Ended September 30, 2022	$19.60	0.22	(2.48)	(2.26)	(0.21)	(1.82)	—	(2.03)
Year Ended September 30, 2021	$11.97	0.17	7.60	7.77	(0.14)	—	—	(0.14)
Sterling Capital Special Opportunities Fund
Period Ended March 31, 2026 (Unaudited)	$30.44	0.01	(1.29)	(1.28)	—	(4.99)	—	(4.99)
Year Ended September 30, 2025	$30.47	0.01	4.66	4.67	—	(4.70)	—	(4.70)
Year Ended September 30, 2024	$28.26	(0.01)	7.01	7.00	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$25.71	(0.01)	4.55	4.54	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$35.51	(0.04)	(5.65)	(5.69)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$26.22	(0.01)	9.78	9.77	(0.15)	(0.33)	—	(0.48)
Sterling Capital Equity Income Fund
Period Ended March 31, 2026 (Unaudited)	$22.28	0.13	(0.52)	(0.39)	(0.12)	(4.51)	—	(4.63)
Year Ended September 30, 2025	$28.64	0.35	(0.90)	(0.55)	(0.35)	(5.46)	—	(5.81)
Year Ended September 30, 2024	$25.36	0.45	5.42	5.87	(0.45)	(2.14)	—	(2.59)
Year Ended September 30, 2023	$24.36	0.45	2.73	3.18	(0.44)	(1.74)	—	(2.18)
Year Ended September 30, 2022	$26.67	0.45	(1.83)	(1.38)	(0.45)	(0.48)	—	(0.93)
Year Ended September 30, 2021	$20.09	0.37	6.56	6.93	(0.35)	—	—	(0.35)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$38.10	10.15	%(b)	$8,455	0.63	%(c)	1.67	%(c)	0.76	%(c)	68.15	%(b)
$34.84	17.69%		$2,027	0.68%		0.68%		0.81%		108.16%
$30.22	31.90%		$24	0.66%		2.13%		0.79%		99.00%
$23.37	16.84%		$330	0.77%		1.99%		0.90%		110.98%
$20.40	(9.48)%		$1	0.59%		2.09%		0.59%		125.15%
$22.99	37.92%		$1	0.58%		0.43%		0.63%		122.64%
$20.33	6.63	%(b)	$56,800	0.82	%(c)	1.37	%(c)	0.87	%(c)	49.67	%(b)
$20.92	5.76%		$91,259	0.78%		1.64%		0.83%		89.59%
$21.67	28.61%		$96,261	0.78%		1.69%		0.83%		74.00%
$17.17	13.94%		$78,727	0.79%		1.88%		0.85%		154.69%
$15.31	(13.29)%		$20,331	0.78%		1.14%		0.83%		70.82%
$19.60	65.36%		$83,819	0.75%		0.96%		0.81%		111.07%
$24.17	(5.81	)%(b)	$18,910	0.78	%(c)	0.04	%(c)	0.88	%(c)	24.56	%(b)
$30.44	16.32%		$24,912	0.77%		0.02%		0.87%		38.82%
$30.47	27.50%		$33,287	0.82%		(0.02)%		0.90%		41.68%
$28.26	18.39%		$36,906	0.82%		(0.02)%		0.91%		31.19%
$25.71	(18.66)%		$29,340	0.80%		(0.11)%		0.88%		28.06%
$35.51	37.67%		$44,452	0.78%		(0.03)%		0.87%		27.20%
$17.26	(1.83	)%(b)	$37,594	0.72	%(c)	1.33	%(c)	0.88	%(c)	22.17	%(b)
$22.28	(2.10)%		$72,349	0.71%		1.51%		0.82%		50.76%
$28.64	24.29%		$115,769	0.72%		1.68%		0.83%		41.82%
$25.36	12.94%		$101,228	0.72%		1.73%		0.82%		39.43%
$24.36	(5.54)%		$69,408	0.69%		1.65%		0.79%		31.23%
$26.67	34.61%		$70,388	0.68%		1.50%		0.79%		13.00%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, R6 SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
Period Ended March 31, 2026 (Unaudited)	$62.80	0.19	1.06	1.25	(0.26)	(5.30)	—	(5.56)
For the Period Ended September 30, 2025(d)	$56.35	0.20	6.25	6.45	—	—	—	—
Sterling Capital Real Estate Fund
Period Ended March 31, 2026 (Unaudited)	$35.81	0.38	(1.59)	(1.21)	—	—	—	—
Year Ended September 30, 2025	$40.12	1.05	(2.67)	(1.62)	(1.07)	(1.62)	—	(2.69)
Year Ended September 30, 2024	$32.58	0.85	9.55	10.40	(0.77)	(2.09)	—	(2.86)
Year Ended September 30, 2023	$35.09	0.80	(0.30)	0.50	(0.78)	(2.23)	—	(3.01)
Year Ended September 30, 2022	$46.33	0.47	(8.09)	(7.62)	(0.63)	(2.99)	—	(3.62)
Year Ended September 30, 2021	$36.69	0.59	10.46	11.05	(0.59)	(0.82)	—	(1.41)
Sterling Capital Small Cap Value Fund
Period Ended March 31, 2026 (Unaudited)	$43.19	0.13	2.87	3.00	(0.14)	(7.22)	—	(7.36)
Year Ended September 30, 2025	$48.75	0.23	3.51	3.74	(0.16)	(9.14)	—	(9.30)
Year Ended September 30, 2024	$52.98	0.29	11.95	12.24	(0.27)	(16.20)	—	(16.47)
Year Ended September 30, 2023	$58.38	0.36	8.20	8.56	(0.28)	(13.68)	—	(13.96)
Year Ended September 30, 2022	$83.72	0.35	(8.28)	(7.93)	(0.14)	(17.27)	—	(17.41)
Year Ended September 30, 2021	$64.09	0.29	30.99	31.28	(0.43)	(11.22)	—	(11.65)
Sterling Capital Total Return Bond Fund
Period Ended March 31, 2026 (Unaudited)	$9.44	0.20	(0.12)	0.08	(0.20)	—	—	(0.20)
Year Ended September 30, 2025	$9.54	0.41	(0.11)	0.30	(0.40)	—	—	(0.40)
Year Ended September 30, 2024	$8.88	0.38	0.66	1.04	(0.38)	—	—	(0.38)
Year Ended September 30, 2023	$9.11	0.31	(0.22)	0.09	(0.32)	—	—	(0.32)
Year Ended September 30, 2022	$11.05	0.21	(1.80)	(1.59)	(0.26)	(0.09)	—	(0.35)
Year Ended September 30, 2021	$11.39	0.21	(0.12)	0.09	(0.28)	(0.15)	—	(0.43)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Period from commencement of operations (May 12, 2025).
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$58.49	2.28	%(b)	$258	1.10	%(c)	0.82	%(c)	1.31	%(c)	10.10	%(b)
$62.80	11.45%		$346	1.36%		0.85%		1.49%		40.39%
$34.60	1.20	%(b)	$71	0.79	%(c)	1.07	%(c)	0.90	%(c)	3.23	%(b)
$35.81	(4.07)%		$696	0.78%		2.88%		0.88%		7.62%
$40.12	33.25%		$691	0.78%		2.43%		0.86%		4.90%
$32.58	1.01%		$918	0.80%		2.25%		0.87%		6.06%
$35.09	(18.31)%		$18	0.73%		1.06%		0.82%		12.58%
$46.33	30.67%		$16	0.62%		1.33%		0.73%		12.68%
$38.83	7.58	%(b)	$6,780	0.90	%(c)	0.66	%(c)	1.05	%(c)	3.86	%(b)
$43.19	8.24%		$6,325	0.90%		0.54%		1.02%		6.19%
$48.75	29.00%		$6,365	0.93%		0.64%		1.06%		2.87%
$52.98	15.45%		$6,360	0.93%		0.66%		1.05%		0.77%
$58.38	(13.84)%		$3,792	0.90%		0.50%		1.00%		5.26%
$83.72	52.98%		$3,656	0.88%		0.36%		1.02%		6.15%
$9.32	0.85	%(b)	$483,948	0.35	%(c)	4.34	%(c)	0.50	%(c)	33.82	%(b)
$9.44	3.22%		$474,866	0.35%		4.41%		0.49%		78.95%
$9.54	11.95%		$391,538	0.36%		4.12%		0.50%		63.02%
$8.88	0.88%		$263,634	0.35%		3.36%		0.51%		47.80%
$9.11	(14.72)%		$230,211	0.35%		2.08%		0.48%		47.98%
$11.05	0.79%		$348,271	0.35%		1.88%		0.52%		48.80%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, R6 SHARES

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Long Duration Corporate Bond Fund
Period Ended March 31, 2026 (Unaudited)	$7.00	0.18	(0.29)	(0.11)	(0.18)	—	—	(0.18)
Year Ended September 30, 2025	$7.30	0.35	(0.30)	0.05	(0.35)	—	—	(0.35)
Year Ended September 30, 2024	$6.45	0.33	0.85	1.18	(0.33)	—	—	(0.33)
Year Ended September 30, 2023	$6.63	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)
For the Period Ended September 30, 2022(d)	$9.16	0.19	(2.52)	(2.33)	(0.20)	—	—	(0.20)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Period from commencement of operations.
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover **
$6.71	(1.67	)%(b)	$55,656	0.38	%(c)	5.10	%(c)	0.55	%(c)	26.87	%(b)
$7.00	0.85%		$49,701	0.37%		5.07%		0.55%		52.57%
$7.30	18.71%		$42,074	0.36%		4.79%		0.60%		47.46%
$6.45	1.72%		$30,432	0.36%		4.46%		0.66%		26.27%
$6.63	(25.75)%		$22,553	0.36%		3.81%		0.57%		161.62%

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, ETF SHARES

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of the Funds' operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Investment Activities				Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Ultra Short Bond ETF
Period Ended March 31, 2026 (Unaudited)(d)	$25.02	0.01	—	0.01	—	—	—	—
Sterling Capital Short Duration Bond ETF
Period Ended March 31, 2026 (Unaudited)(d)	$25.04	0.03	—	0.03	—	—	—	—
Sterling Capital Hedged Equity Premium Income ETF
Period Ended March 31, 2026 (Unaudited)(e)	$25.00	0.03	(1.06)	(1.03)	(0.38)	—	—	(0.38)
Sterling Capital Multi-Strategy Income ETF
Period Ended March 31, 2026 (Unaudited)(e)	$25.00	0.30	(0.23)	0.07	(0.23)	—	—	(0.23)
Sterling Capital National Municipal Bond ETF
Period Ended March 31, 2026 (Unaudited)(e)	$25.00	0.26	(0.37)	(0.11)	(0.16)	—	—	(0.16)

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	For a period March 30, 2026 (commencement date) to March 31, 2026
(e)	For a period December 10, 2025 (commencement date) to March 31, 2026
*	During the periods certain fees were waived (See Note 7 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$25.03	0.08	%(b)	$21,558	0.30	%(c)	0.29	%(c)	0.30	%(c)	7.67	%(b)
$25.07	0.28	%(b)	$33,428	0.33	%(c)	1.96	%(c)	0.33	%(c)	9.55	%(b)
$23.59	(4.17	)%(b)	$214,626	0.65	%(c)	0.58	%(c)	0.65	%(c)	18.68	%(b)
$24.84	0.26	%(b)	$168,278	0.55	%(c)	3.94	%(c)	0.55	%(c)	17.64	%(b)
$24.73	(0.45	)%(b)	$196,629	0.35	%(c)	5.56	%(c)	0.35	%(c)	57.10	%(b)

See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1. Organization:

Sterling Capital Funds (the "Trust") commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Ultra Short Bond ETF, Sterling Capital Short Duration Bond ETF, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Hedged Equity Premium Income ETF, Sterling Capital Multi-Strategy Income ETF, Sterling Capital National Municipal Bond ETF and Guardian Capital Dividend Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the "Tax-Free Funds." Sterling Capital Ultra Short Bond ETF, Sterling Capital Short Duration Bond ETF, Sterling Capital Hedged Equity Premium Income ETF, Sterling Capital Multi-Strategy Income ETF, and Sterling Capital National Municipal Bond ETF are referred to as the "ETFs."

All Funds, other than the Tax-Free Funds, are "diversified" funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2026, the Funds discussed herein offered up to four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund and Sterling Capital Small Cap Value Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. There is no initial sales charge on purchases of the Sterling Capital Ultra Short Bond ETF's shares. Class A Shares of Sterling Capital Short Duration Bond ETF, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge ("CDSC") of up to 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond ETF, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Quality Income Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond ETF, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund, and Sterling Capital Quality Income Fund, sales of Class A shares of $250,000 or more are not subject to a sales load but will be subject to a CDSC of up to 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

The Funds have adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. The Funds each operate as a single operating segment. The Funds' income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

2. Fund Reorganizations:

On November 19, 2025, the Board of Trustees of the Trust (the "Board") approved an Agreement and Plan of Reorganization which provided for the acquisition of all of the assets and the assumption of the liabilities of the Sterling Capital Ultra Short Bond Fund in exchange for shares of the Sterling Capital Ultra Short Bond ETF. The purpose of the transaction was to enhance investment management efficiencies, offer greater market leverage and market presence, economies of scale, and greater opportunities for asset growth. The reorganization took place at close of business March 30, 2026. The acquisition was accomplished by tax-free exchanges of shares at close of business Monday, March 30, 2026. For financial reporting purposes, assets received and shares issued by the Sterling Capital Ultra Short Bond Fund were recorded at fair value; however, the cost basis of the investments received from the Sterling Capital Ultra Short Bond Fund was carried forward to align ongoing reporting of the Sterling Capital Ultra Short Bond ETF's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Acquired Fund	Class	Shares Redeemed	Acquiring Fund	Shares Issued	Value	Conversion Ratio
Sterling Capital Ultra Short Bond Fund	Institutional	836,323	Sterling Capital Ultra Short Bond ETF	836,323	$20,926,820	1.0000

The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

Acquired Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Sterling Capital Ultra Short Bond Fund	836,323	$20,926,820	$4,404

Acquiring Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Sterling Capital Ultra Short Bond ETF	—	—	—

The net assets and net unrealized appreciation immediately after the acquisitions were as follows:

Surviving Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Sterling Capital Ultra Short Bond ETF	836,323	$20,926,820	$4,404

Assuming the acquisition had been completed on October 1, 2025, the beginning of the reporting period for the Funds, the Sterling Capital Ultra Short Bond Fund and the Sterling Capital Ultra Short Bond ETF pro-forma results of operations for a period ended March 31, 2026 are as follows:

Sterling Capital Ultra Short Bond ETF
Net investment income	$1,429,474
Net realized and unrealized gain on investments	$206,242
Net increase in net assets from operations	$1,635,716

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Sterling Capital Ultra Short Bond Fund that have been included in the Sterling Capital Ultra Short Bond ETF's statement of operations since the reorganization. Since the Sterling Capital Ultra Short Bond Fund and the Sterling Capital Ultra Short Bond ETF sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

On November 19, 2025, the Board approved an Agreement and Plan of Reorganization which provided for the acquisition of all of the assets and the assumption of the liabilities of the Sterling Capital Short Duration Bond Fund in exchange for shares of the Sterling Capital Short Duration Bond ETF. The purpose of the transaction was to enhance investment management efficiencies, offer greater market leverage and market presence, economies of scale, and greater opportunities for asset growth. The reorganization took place at close of business March 30, 2026. The acquisition was accomplished by tax-free exchanges of shares at close of business Monday, March 30, 2026. For financial reporting purposes, assets received and shares issued by the Sterling Capital Short Duration Bond Fund were recorded at fair value; however, the cost basis of the investments received from the Sterling Capital Short Duration Bond Fund was carried forward to align ongoing reporting of the Sterling Capital Short Duration Bond ETF's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Acquired Fund	Class	Shares Redeemed	Acquiring Fund	Shares Issued	Value	Conversion Ratio
Sterling Capital Short Duration Bond Fund	Institutional	1,333,368	Sterling Capital Short Duration Bond ETF	1,333,368	$33,389,562	1.0000

The net assets and net unrealized depreciation immediately before the acquisitions were as follows:

Acquired Fund	Shares Outstanding	Net Assets	Unrealized Depreciation
Sterling Capital Short Duration Bond Fund	1,333,368	$33,389,562	$(125,108)

Acquiring Fund	Shares Outstanding	Net Assets	Unrealized Depreciation
Sterling Capital Short Duration Bond ETF	—	—	—

The net assets and net unrealized depreciation immediately after the acquisitions were as follows:

Surviving Fund	Shares Outstanding	Net Assets	Unrealized Depreciation
Sterling Capital Short Duration Bond ETF	1,333,368	$33,389,562	$(125,108)

Assuming the acquisition had been completed on October 1, 2025, the beginning of the reporting period for the Funds, the Sterling Capital Short Duration Bond Fund and the Sterling Capital Short Duration Bond ETF pro-forma results of operations for a period ended March 31, 2026 are as follows:

Sterling Capital Short Duration Bond ETF
Net investment income	$2,187,504
Net realized and unrealized gain on investments	$614,874
Net increase in net assets from operations	$2,802,378

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Sterling Capital Short Duration Bond Fund that have been included in the Sterling Capital Short Duration Bond ETF's statement of operations since the reorganization. Since the Sterling Capital Short Duration Bond Fund and the Sterling Capital Short Duration Bond ETF sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

On November 19, 2025, the Board approved an Agreement and Plan of Reorganization which provided for the acquisition of all of the assets and the assumption of the liabilities of the Guardian Capital Dividend Growth Fund, a series of the Capitol Series Trust, in exchange for shares of the Guardian Capital Dividend Growth Fund, a series of the Sterling Capital Funds Trust. The purpose of the transaction was to enhance investment management efficiencies, offer greater market leverage and market presence, economies of scale, and greater opportunities for asset growth. The reorganization took place at close of business March 30, 2026. The acquisition was accomplished by tax-free exchanges of shares at close of business Monday, March 30, 2026. For financial reporting purposes, assets received and shares issued by the Guardian Capital Dividend Growth Fund, a series of the Capitol Series Trust, were recorded at fair value; however, the cost basis of the investments received from the Guardian Capital Dividend Growth Fund, a series of the Capitol Series Trust, was carried forward to align ongoing reporting of the Guardian Capital Dividend Growth Fund's, a series of the Sterling Capital Funds Trust, realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Acquired Fund	Class	Shares Redeemed	Acquiring Fund	Class	Shares Issued	Value	Conversion Ratio
Guardian Capital Dividend Growth Fund, a series of the Capitol Series Trust	Institutional	2,817,085	Guardian Capital Dividend Growth Fund, a series of the Sterling Capital Funds Trust	Institutional	2,817,085	$37,198,246	1.0000

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

Acquired Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Guardian Capital Dividend Growth Fund, a series of the Capitol Series Trust	2,817,085	$37,198,246	$5,444,483

Acquiring Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Guardian Capital Dividend Growth Fund, a series of the Sterling Capital Funds Trust	—	—	—

The net assets and net unrealized appreciation immediately after the acquisitions were as follows:

Surviving Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Guardian Capital Dividend Growth Fund, a series of the Sterling Capital Funds Trust	2,817,085	$37,198,246	$5,444,483

Assuming the acquisition had been completed on October 1, 2025, the beginning of the reporting period for the Funds, the Guardian Capital Dividend Growth Fund, a series of the Capitol Series Trust, and the Guardian Capital Dividend Growth Fund, a series of the Sterling Capital Funds Trust, pro-forma results of operations for a period ended March 31, 2026 are as follows:

Guardian Capital Dividend Growth Fund, a series of the Sterling Capital Funds Trust
Net investment income	$435,644
Net realized and unrealized gain on investments	$14,495,014
Net increase in net assets from operations	$14,930,658

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Guardian Capital Dividend Growth Fund, a series of the Capitol Series Trust, that have been included in the Guardian Capital Dividend Growth Fund's, a series of the Sterling Capital Funds Trust, statement of operations since the reorganization. Since the Guardian Capital Dividend Growth Fund, a series of the Capitol Series Trust, and the Guardian Capital Dividend Growth Fund, a series of the Sterling Capital Funds Trust, sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

3. Significant Accounting Policies:

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles ("U.S. GAAP"). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued by Sterling Capital Management LLC ("Sterling Capital" or the "Advisor") in accordance with certain Board-approved fair valuation methodologies pursuant to Rule 2a-5 under the 1940 Act. The Funds' Board has designated Sterling Capital as each Fund's "Valuation Designee" pursuant to Rule 2a-5 to perform such fair value determinations. The Board oversees Sterling Capital in its role as the Valuation Designee and receives reports from Sterling Capital regarding its process and the valuation of each Fund's investments to assist with such oversight.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – based on significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2026, there were no significant changes to the Funds' valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund's investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices		Level 2 Other Observable Inputs		Level 3 Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$63,653,683	(a)	$—		$—	$63,653,683
Sterling Capital Behavioral Small Cap Value Equity Fund	$69,423,760	(a)	$—		$—	$69,423,760
Sterling Capital Special Opportunities Fund	$312,098,837	(a)	$—		$—	$312,098,837
Sterling Capital Equity Income Fund	$617,938,734	(a)	$—		$—	$617,938,734
Sterling Capital Mid Cap Relative Value Fund	$51,793,511	(a)	$—		$—	$51,793,511
Sterling Capital Real Estate Fund	$59,251,715	(a)	$—		$—	$59,251,715
Sterling Capital Small Cap Value Fund	$174,300,089	(a)	$—		$—	$174,300,089
Sterling Capital Intermediate U.S. Government Fund	$368,474	(b)	$19,967,331	(a)	$—	$20,335,805
Sterling Capital Total Return Bond Fund	$20,778,722	(b)	$1,491,175,447	(a)	$—	$1,511,954,169
Sterling Capital Long Duration Corporate Bond Fund	$904,004	(b)	$54,859,262	(a)	$—	$55,763,266
Sterling Capital Quality Income Fund	$1,196,288	(b)	$144,637,370	(a)	$—	$145,833,658
Sterling Capital North Carolina Intermediate Tax-Free Fund	$2,495,709	(b)	$112,323,465	(a)	$—	$114,819,174
Sterling Capital South Carolina Intermediate Tax-Free Fund	$576,817	(b)	$21,637,939	(a)	$—	$22,214,756
Sterling Capital Virginia Intermediate Tax-Free Fund	$491,156	(b)	$31,171,825	(a)	$—	$31,662,981
Sterling Capital West Virginia Intermediate Tax-Free Fund	$192,511	(b)	$47,420,750	(a)	$—	$47,613,261
Sterling Capital Ultra Short Bond ETF	$16,352	(b)	$21,150,158	(a)	$—	$21,166,510
Sterling Capital Short Duration Bond ETF	$947,169	(b)	$32,056,636	(a)	$—	$33,003,805
Sterling Capital Hedged Equity Premium Income ETF	$209,175,274	(a)	$8,291,050		$—	$217,466,324
Sterling Capital Multi-Strategy Income ETF	$3,186,412	(b)	$162,920,016	(a)	$—	$166,106,428
Sterling Capital National Municipal Bond ETF	$9,834,365	(b)	$188,902,925	(a)	$—	$198,737,290
Guardian Capital Dividend Growth Fund	$41,937,658	(a)	$—		$—	$41,937,658

(a)	Industries, countries or security types are disclosed in the Schedule of Investments.
(b)	Represents money market funds, unrealized appreciation/depreciation for futures contracts, and/or certain preferred stocks.

	Level 1 Quoted Prices(a)	Level 2 Other Observable Inputs(b)	Level 3 Unobservable Inputs	Total
Liabilities:
Other Financial Instruments
Sterling Capital Total Return Bond Fund	$(1,779,215)	$—	$—	$(1,779,215)
Sterling Capital Quality Income Fund	$(39,454)	$—	$—	$(39,454)
Sterling Capital Short Duration Bond ETF	$(27,156)	$—	$—	$(27,156)
Sterling Capital Hedged Equity Premium Income ETF	$—	$(2,849,407)	$—	$(2,849,407)
Sterling Capital Multi-Strategy Income ETF	$—	$(234,116)	$—	$(234,116)

(a)	Represents unrealized appreciation/depreciation for futures contracts.
(b)	Represents written options contracts.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short-term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid monthly for Sterling Capital Ultra Short Bond ETF, Sterling Capital Short Duration Bond ETF, Sterling Capital Hedged Equity Premium Income ETF, Sterling Capital Multi-Strategy Income ETF, and Sterling Capital National Municipal Bond ETF. Dividends from net investment income are declared and paid quarterly for Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Guardian Capital Dividend Growth Fund, if the annualized yield of the distribution exceeds an amount determined annually by the Board. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. Distributions to shareholders are recorded on the ex-dividend date.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — All Funds, except Sterling Capital Intermediate U.S. Government Fund and the Tax-Free Funds, may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds' maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a "when-issued" basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are "received".

Collateralized Loan Obligations — Sterling Capital Quality Income Fund, Sterling Capital Short Duration Bond ETF, Sterling Capital Total Return Bond Fund and Sterling Capital Ultra Short Bond ETF may invest in collateralized loan obligations. Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. A Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

4. Derivative Instruments Risk Exposures and the Use of Derivative Instruments:

The Funds' investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates. Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives may be used to increase or decrease exposure to the following risk:

Equity Price Risk	Equity price risk relates to the exposure to potential losses resulting from adverse changes in the underlying stock's price, volatility, or time decay.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Futures Contracts – The Funds may invest in futures contracts to hedge or manage risks associated with the Funds' securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

Options Contracts – The Funds may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Funds may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Funds may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund's Schedule of Investments for details regarding open option contracts as of March 31, 2026. The amount of realized gain (loss) on Purchased and Written Options is presented on the Statement of Operations as "Net Realized Gain (Loss): Purchased options" and "Net Realized Gain (Loss): Written options", respectively. The change in the net fair value of the Purchased and Written Options is included in the Statement of Operations as "Net Change in Unrealized Appreciation (Depreciation): Purchased options" and "Net Change in Unrealized Appreciation (Depreciation): Written options", respectively.

5. Derivative Transactions:

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2026, and the effect of derivative instruments on the Statement of Operations for a period ended March 31, 2026.

At March 31, 2026:

	Contract Type/Primary Risk Exposure	Assets*	Liabilities*
Sterling Capital Short Duration Bond ETF	Futures Contracts: Interest Rate Contracts	$—	$(27,156)
Sterling Capital Total Return Bond Fund	Futures Contracts: Interest Rate Contracts	—	(1,779,215)
Sterling Capital Quality Income Fund	Futures Contracts: Interest Rate Contracts	—	(39,454)
Sterling Capital Hedged Equity Premium Income ETF	Purchased Options: Equity Contracts	8,291,050	—
Sterling Capital Hedged Equity Premium Income ETF	Written Options: Equity Contracts	—	(2,849,407)
Sterling Capital Multi-Strategy Income ETF	Purchased Options: Equity Contracts	333,072	—
Sterling Capital Multi-Strategy Income ETF	Written Options: Equity Contracts	—	(234,116)

*	Only current day's variation margin is reported within the Statements of Assets and Liabilities for centrally cleared and exchange traded contracts. Includes cumulative appreciation/(depreciation), as reported in the Schedule of Investments

For a period ended March 31, 2026:

	Location	Contract Type/Primary Risk Exposure	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Sterling Capital Short Duration Bond ETF	Futures Contracts	Interest Rate Contracts	—	$(27,155)
Sterling Capital Total Return Bond Fund	Futures Contracts	Interest Rate Contracts	$259,355	(1,921,394)
Sterling Capital Quality Income Fund	Futures Contracts	Interest Rate Contracts	—	(39,454)
Sterling Capital Hedged Equity Premium Income ETF	Purchased Options	Equity Contracts	—	2,712,537
Sterling Capital Hedged Equity Premium Income ETF	Written Options	Equity Contracts	(171,991)	(517,728)
Sterling Capital Multi-Strategy Income ETF	Purchased Options	Equity Contracts	—	131,487
Sterling Capital Multi-Strategy Income ETF	Written Options	Equity Contracts	(27,755)	(93,038)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

The following table summarizes the average ending monthly notional value of derivatives outstanding during a period ended March 31, 2026:

	Derivatives	Average Ending Monthly Notional Value
Sterling Capital Short Duration Bond ETF	Futures Contracts	$2,471,310
Sterling Capital Total Return Bond Fund	Futures Contracts	63,558,238
Sterling Capital Quality Income Fund	Futures Contracts	2,837,891
Sterling Capital Hedged Equity Premium Income ETF	Purchased Options	4,058,387
Sterling Capital Hedged Equity Premium Income ETF	Written Options	(1,674,025)
Sterling Capital Multi-Strategy Income ETF	Purchased Options	159,142
Sterling Capital Multi-Strategy Income ETF	Written Options	(104,262)

6. Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for a period ended March 31, 2026 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$49,131,985	$37,904,939
Sterling Capital Behavioral Small Cap Value Equity Fund	$44,005,731	$82,945,127
Sterling Capital Special Opportunities Fund	$86,967,734	$157,125,205
Sterling Capital Equity Income Fund	$176,781,129	$601,329,999
Sterling Capital Mid Cap Relative Value Fund	$5,374,933	$12,696,284
Sterling Capital Real Estate Fund	$2,012,802	$10,018,121
Sterling Capital Small Cap Value Fund	$6,651,640	$20,912,123
Sterling Capital Intermediate U.S. Government Fund	$141,314	$5,517
Sterling Capital Total Return Bond Fund	$262,803,661	$111,773,693
Sterling Capital Long Duration Corporate Bond Fund	$14,690,672	$6,543,691
Sterling Capital Quality Income Fund	$3,713,840	$5,383,226
Sterling Capital North Carolina Intermediate Tax-Free Fund	$7,070,400	$9,029,994
Sterling Capital South Carolina Intermediate Tax-Free Fund	$2,094,489	$998,810
Sterling Capital Virginia Intermediate Tax-Free Fund	$2,833,030	$2,860,790
Sterling Capital West Virginia Intermediate Tax-Free Fund	$2,200,820	$3,396,222
Sterling Capital Ultra Short Bond ETF	$403,391	$3,686,041
Sterling Capital Short Duration Bond ETF	$2,103,183	$6,276,397
Sterling Capital Hedged Equity Premium Income ETF	$249,090,887	$30,097,931
Sterling Capital Multi-Strategy Income ETF	$110,352,402	$14,546,026
Sterling Capital National Municipal Bond ETF	$162,828,624	$21,741,824
Guardian Capital Dividend Growth Fund	$3,602,081	$3,691,637

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for a period ended March 31, 2026 were as follows:

	Purchases	Sales
Sterling Capital Ultra Short Bond ETF	$269,975	$390,524
Sterling Capital Short Duration Bond ETF	$215,673	$1,458,296
Sterling Capital Intermediate U.S. Government Fund	$1,057,444	$1,582,182
Sterling Capital Total Return Bond Fund	$206,600,756	$381,370,625
Sterling Capital Long Duration Corporate Bond Fund	$6,556,560	$7,173,096
Sterling Capital Quality Income Fund	$11,797,269	$25,440,473
Sterling Capital Multi-Strategy Income ETF	$15,602,279	$463,993
Sterling Capital National Municipal Bond ETF	$35,248,097	$35,256,549

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

7. Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as "Investment advisory fees." Sterling Capital's waived investment advisory fees are included on the Statements of Operations as "Less expenses waived by the Investment Advisor." Information regarding these transactions is as follows for a period ended March 31, 2026:

	Effective February 1, 2026					Prior to February 1, 2026
	Contractual Fee Rate	Fee Rate after Contractual Waiver		Fee Rate after Contractual Waiver and Voluntary Waivers		Contractual Fee Rate		Fee Rate after Contractual Waiver		Fee Rate after Contractual Waiver and Voluntary Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45%		0.45%		0.45%		0.45%		0.45%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%		0.60%		0.60%		0.60%
Sterling Capital Special Opportunities Fund	0.60%	0.60%		0.60%		0.60	%(1)	0.60%		0.60%
Sterling Capital Equity Income Fund	0.55%	0.55%		0.54%		0.55%		0.55%		0.55%
Sterling Capital Mid Cap Relative Value Fund	0.60%	0.60%		0.57	%(2)	0.60%		0.60%		0.59	%(2)
Sterling Capital Real Estate Fund	0.58%	0.58%		0.58%		0.58%		0.58%		0.58%
Sterling Capital Small Cap Value Fund	0.75%	0.75%		0.75%		0.75%		0.75%		0.75%
Sterling Capital Ultra Short Bond ETF	0.30%	0.30%		0.30%		—		—		—
Sterling Capital Short Duration Bond ETF	0.33%	0.33%		0.33%		—		—		—
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.11	%(3)	0.11%		0.32%		0.13	%(4)	0.11	%(5)
Sterling Capital Total Return Bond Fund	0.25%	0.25%		0.25%		0.25%		0.25%		0.25%
Sterling Capital Long Duration Corporate Bond Fund	0.25%	0.25%		0.25%		0.25%		0.25%		0.25%
Sterling Capital Quality Income Fund	0.35%	0.29	%(6)	0.28	%(7)	0.35%		0.30	%(7)	0.27	%(8)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%		0.35%		0.35%		0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%		0.35%		0.35%		0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%		0.35%		0.35%		0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%		0.35%		0.35%		0.35%
Sterling Capital Hedged Equity Premium Income ETF	0.65%	0.65%		0.65%		0.65%		0.65%		0.65%
Sterling Capital Multi-Strategy Income ETF	0.55%	0.55%		0.55%		0.55%		0.55%		0.55%
Sterling Capital National Municipal Bond ETF	0.35%	0.35%		0.35%		0.35%		0.35%		0.35%
Guardian Capital Dividend Growth Fund	0.75%	0.75%		0.75%		0.75%		0.75%		0.75%

(1)	Effective February 1, 2025, the management fee was reduced from 0.65% to 0.60%.
(2)	The Fund's Adviser has voluntarily waived 0.03% of management fees during the period beginning February 1, 2026. The Fund's Adviser has voluntarily waived 0.01% of management fees during the period beginning February 1, 2025. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment.
(3)	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.11% for the period from February 1, 2026 through January 31, 2027.
(4)	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.13% for the period from February 1, 2024 through January 31, 2025.
(5)	The Fund's Adviser has voluntarily waived 0.03% of management fees during the period beginning February 1, 2025. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment.
(6)	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.29% for the period from February 1, 2026 through January 31, 2027.
(7)	The Fund's Adviser has voluntarily waived 0.01% of management fees during the period beginning February 1, 2026. The Fund's Adviser has voluntarily waived 0.02% of management fees during the period beginning February 1, 2025. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment.
(8)	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from February 1, 2024 through January 31, 2026.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

For the following Funds, Sterling Capital has contractually agreed to waive its investment advisory fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations for the periods February 1, 2025 through January 31, 2026 and February 1, 2026 through January 31, 2027 are as follows:

Effective to February 1, 2026	Class A	Class C	Institutional	Class R6
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%
Sterling Capital Long Duration Corporate Bond Fund	0.70%	1.45%	0.45%	0.45%
Guardian Capital Dividend Growth Fund	—	—	0.95%	—

Prior to February 1, 2026	Class A	Class C	Institutional	Class R6
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%
Sterling Capital Long Duration Corporate Bond Fund	0.70%	1.45%	0.45%	0.45%
Guardian Capital Dividend Growth Fund	—	—	0.95%	—

For the following Funds, Sterling Capital has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2026 through January 31, 2027:

Class R6 Effective February 1, 2026
Sterling Capital Behavioral Large Cap Value Equity Fund	0.11%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.06%
Sterling Capital Special Opportunities Fund	0.09%
Sterling Capital Equity Income Fund	0.12%
Sterling Capital Mid Cap Relative Value Fund	0.11%
Sterling Capital Real Estate Fund	0.10%
Sterling Capital Small Cap Value Fund	0.11%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.07%

For the following Funds, Sterling Capital contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2025 through January 31, 2026:

Class R6 Prior to February 1, 2026
Sterling Capital Behavioral Large Cap Value Equity Fund	0.13%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.06%
Sterling Capital Special Opportunities Fund	0.11%
Sterling Capital Equity Income Fund	0.12%
Sterling Capital Mid Cap Relative Value Fund	0.13%
Sterling Capital Real Estate Fund	0.11%
Sterling Capital Small Cap Value Fund	0.13%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.07%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. For a period ended March 31, 2026, the Funds paid their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, at a rate of 0.091% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets, 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as "Administration fees." For a period ended March 31, 2026, pursuant to a sub-administration agreement with Sterling Capital, Ultimus Fund Solutions ("the Sub-Administrator"), served as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, Ultimus Fund Solutions is entitled to a fee payable by Sterling Capital. Ultimus Fund Solutions also served as the Funds' fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as "Fund accounting fees".

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

For a period ended March 31, 2026, Ultimus Fund Solutions, LLC served as the Funds' transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as "Transfer agent fees".

Sterling Capital's Chief Compliance Officer ("CCO") serves as the Funds' CCO. The CCO's compensation is reviewed and approved by the Funds' Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO's base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statements of Operations as "Compliance Service Fees."

The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (the "Distributor") serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25% and 1.00% of the average daily net assets of the Class A Shares and Class C Shares, respectively. In addition, the Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For a period ended March 31, 2026, the Distributor received $17,704 from commissions earned on sales of shares of the Variable Net Asset Value Funds. The Distributor does not retain commissions for profit. These commissions and fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

The Advisor and/or its affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as "revenue sharing" payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary's recommendation of a Fund or of a particular share class of a Fund. Commissions and finder's fees financed by the Advisor and paid by the Distributor to affiliated broker-dealers during a period ended March 31, 2026 were $100,299.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $7,500 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

8. Capital Transactions:

Transactions in Class A, Class C, Institutional and Class R6 Shares were:

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Sterling Capital Behavioral Large Cap Value Equity Fund

Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	158,649	$5,805,557	130,812	$3,908,659
Reinvested	6,337	$233,006	15,760	498,046
Redeemed	(53,662)	$(1,967,738)	(138,304)	(4,321,467)
Total	111,324	$4,070,825	8,268	$85,238

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	1,895	$65,716	107	$3,204
Reinvested	12	$413	60	1,741
Redeemed	(771)	$(27,490)	(10,960)	(341,815)
Total	1,136	$38,639	(10,793)	$(336,870)

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	36,621	$1,391,638	108,156	$3,348,545
Reinvested	658	$24,414	1,255	40,262
Redeemed	(6,559)	$(239,441)	(17,386)	(555,010)
Total	30,720	$1,176,611	92,025	$2,833,797

Class R6 Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	175,435	$6,671,842	57,927	$1,970,060
Reinvested	958	$35,702	220	7,608
Redeemed	(12,613)	$(461,498)	(761)	(23,470)
Total	163,780	$6,246,046	57,386	$1,954,198

Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	2,009	$39,630	8,581	$171,208
Reinvested	28,066	$549,323	27,658	576,374
Redeemed	(20,184)	$(410,303)	(40,288)	(781,474)
Total	9,891	$178,650	(4,049)	$(33,892)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	2,518	$48,500	539	$9,592
Reinvested	228	$4,141	260	5,091
Redeemed	(161)	$(3,123)	(1,023)	(18,900)
Total	2,585	$49,518	(224)	$(4,217)

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	2,942	$58,993	51,382	$1,051,311
Reinvested	28,009	$556,528	26,450	557,685
Redeemed	(13,758)	$(277,799)	(72,154)	(1,443,916)
Total	17,193	$337,722	5,678	$165,080

Class R6 Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	—	—	—	—
Reinvested	424,107	$8,447,705	420,340	8,878,949
Redeemed	(1,993,024)	$(40,000,000)	(500,000)	(10,000,000)
Total	(1,568,917)	$(31,552,295)	(79,660)	$(1,121,051)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Sterling Capital Special Opportunities Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	113,998	$2,700,609	277,621	$7,087,895
Reinvested	2,040,878	$47,348,379	1,822,473	46,381,944
Redeemed	(1,743,683)	$(41,698,031)	(2,255,901)	(56,225,339)
Total	411,193	$8,350,957	(155,807)	$(2,755,500)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	71,329	$893,370	59,127	$892,300
Reinvested	335,588	$4,027,055	264,114	4,083,208
Redeemed	(224,068)	$(2,850,514)	(378,163)	(5,777,508)
Total	182,849	$2,069,911	(54,922)	$(802,000)

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	90,925	$2,453,555	252,013	$7,241,990
Reinvested	378,157	$10,123,256	394,120	11,271,844
Redeemed	(529,591)	$(14,417,931)	(1,269,006)	(35,079,194)
Total	(60,509)	$(1,841,120)	(622,873)	$(16,565,360)

Class R6 Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	67,827	$1,851,616	124,701	$3,491,345
Reinvested	46,007	$1,233,450	46,201	1,321,802
Redeemed	(149,979)	$(4,136,787)	(445,111)	(12,454,134)
Total	(36,145)	$(1,051,721)	(274,209)	$(7,640,987)

Sterling Capital Equity Income Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	304,183	$5,652,862	594,094	$13,947,056
Reinvested	3,472,060	$59,985,746	3,599,457	81,633,825
Redeemed	(4,260,663)	$(81,463,015)	(4,502,800)	(102,073,807)
Total	(484,420)	$(15,824,407)	(309,249)	$(6,492,926)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	44,188	$830,753	236,607	$5,640,673
Reinvested	504,275	$8,542,049	639,271	14,288,310
Redeemed	(1,134,963)	$(21,641,669)	(1,036,438)	(22,700,628)
Total	(586,500)	$(12,268,867)	(160,560)	$(2,771,645)

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	1,060,682	$20,641,393	4,039,260	$94,297,642
Reinvested	4,733,100	$82,340,603	8,409,033	191,767,968
Redeemed	(15,340,317)	$(296,638,163)	(29,179,811)	(670,985,068)
Total	(9,546,535)	$(193,656,167)	(16,731,518)	$(384,919,458)

Class R6 Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	332,194	$6,055,105	1,021,181	$23,268,375
Reinvested	343,104	$5,982,741	358,233	8,179,818
Redeemed	(1,743,342)	$(33,247,927)	(2,174,212)	(51,457,456)
Total	(1,068,044)	$(21,210,081)	(794,798)	$(20,009,263)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Sterling Capital Mid Cap Relative Value Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	3,275	$190,688	998	$60,953
Issued in conjunction with fund merger	—	—	318,111	$17,790,862
Reinvested	26,223	$1,475,271	280	16,980
Redeemed	(26,916)	$(1,606,409)	(39,236)	(2,349,813)
Total	2,582	$59,550	280,153	$15,518,982

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	104	$5,650	23	$1,280
Issued in conjunction with fund merger	—	—	4,893	$259,997
Reinvested	470	$24,885	9	533
Redeemed	(963)	$(54,624)	(182)	(10,076)
Total	(389)	$(24,089)	4,743	$251,734

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	2,018	$118,074	2,122	$134,095
Issued in conjunction with fund merger	—	—	122,559	$6,901,988
Reinvested	57,348	$3,258,094	81,202	4,959,502
Redeemed	(90,354)	$(5,325,846)	(173,968)	(10,270,678)
Total	(30,988)	$(1,949,678)	31,915	$1,724,907

Class R6 Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	—	—	—	—
Issued in conjunction with fund merger	—	—	9,030	$508,847
Reinvested	464	$26,388	—	—
Redeemed	(1,566)	$(90,390)	(3,518)	(200,428)
Total	(1,102)	$(64,002)	5,512	$308,419

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Sterling Capital Real Estate Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	494	$17,598	1,822	$64,672
Reinvested	620	$20,977	961	35,084
Redeemed	(1,560)	$(55,884)	(3,790)	(134,990)
Total	(446)	$(17,309)	(1,007)	$(35,234)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	1,657	$59,191	—	—
Reinvested	38	$1,271	131	4,737
Redeemed	(354)	$(12,537)	(1,768)	(62,516)
Total	1,341	$47,925	(1,637)	$(57,779)

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	30,939	$1,069,980	67,464	$2,432,196
Reinvested	77,755	$2,640,214	124,509	4,553,573
Redeemed	(254,087)	$(8,886,671)	(198,653)	(7,184,258)
Total	(145,393)	$(5,176,477)	(6,680)	$(198,489)

Class R6 Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	2,144	$75,064	3,954	$142,358
Reinvested	64	$2,168	64	2,331
Redeemed	(19,590)	$(668,852)	(1,802)	(67,226)
Total	(17,382)	$(591,620)	2,216	$77,463

Sterling Capital Small Cap Value Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	4,017	$159,994	135,872	$6,091,499
Reinvested	11,206	$406,970	27,556	1,129,592
Redeemed	(17,128)	$(694,077)	(167,308)	(6,751,777)
Total	(1,905)	$(127,113)	(3,880)	$469,314

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	39,985	$1,249,419	16,483	$542,532
Reinvested	6,821	$202,264	3,391	118,532
Redeemed	(4,498)	$(146,969)	(3,747)	(132,061)
Total	42,308	$1,304,714	16,127	$529,003

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	216,519	$8,654,709	380,157	$15,365,707
Reinvested	713,891	$26,631,579	790,661	33,094,387
Redeemed	(539,006)	$(21,529,426)	(1,191,614)	(49,550,972)
Total	391,404	$13,756,862	(20,796)	$(1,090,878)

Class R6 Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	18,656	$744,510	21,351	$856,507
Reinvested	18,176	$683,135	16,426	691,560
Redeemed	(8,658)	$(349,012)	(21,904)	(908,337)
Total	28,174	$1,078,633	15,873	$639,730

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Sterling Capital Intermediate U.S. Government Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	67,690	$607,852	3,547	$30,835
Reinvested	3,199	$28,651	6,438	56,218
Redeemed	(18,295)	$(163,529)	(13,481)	(116,734)
Total	52,594	$472,974	(3,496)	$(29,681)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	—	—	—	—
Reinvested	48	$431	171	1,489
Redeemed	(4,242)	$(37,909)	(2,468)	(21,355)
Total	(4,194)	$(37,476)	(2,297)	$(19,866)

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	10,692	$96,027	197,692	$1,712,502
Reinvested	25,366	$227,338	51,175	447,292
Redeemed	(26,149)	$(234,159)	(61,151)	(534,214)
Total	9,909	$89,206	187,716	$1,625,580

Sterling Capital Total Return Bond Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	709,452	$6,705,209	1,024,809	$9,514,022
Reinvested	91,421	$863,635	203,619	1,895,889
Redeemed	(1,381,235)	$(13,056,135)	(1,763,455)	(16,425,513)
Total	(580,362)	$(5,487,291)	(535,027)	$(5,015,602)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	85,631	$810,361	26,855	$249,686
Reinvested	3,876	$36,660	7,741	72,176
Redeemed	(24,099)	$(228,320)	(114,424)	(1,061,244)
Total	65,408	$618,701	(79,828)	$(739,382)

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	9,399,760	$88,840,428	24,788,037	$230,061,502
Reinvested	1,703,809	$16,100,444	3,366,690	31,368,467
Redeemed	(17,300,374)	$(163,118,534)	(32,089,232)	(298,230,817)
Total	(6,196,805)	$(58,177,662)	(3,934,505)	$(36,800,848)

Class R6 Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	7,360,929	$69,585,854	16,879,026	$157,374,469
Reinvested	984,973	$9,305,096	1,766,920	16,461,910
Redeemed	(6,751,313)	$(63,925,319)	(9,353,777)	(86,939,884)
Total	1,594,589	$14,965,631	9,292,169	$86,896,495

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Sterling Capital Long Duration Corporate Bond Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	43	$294	—	—
Reinvested	279	$1,925	1,239	8,538
Redeemed	(959)	$(6,385)	(16,464)	(110,960)
Total	(637)	$(4,166)	(15,225)	$(102,422)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	—	—	280	$1,999
Reinvested	9	$57	16	115
Redeemed	—	—	—	—
Total	9	$57	296	$2,114

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	3	$28	17,088	$116,217
Reinvested	497	$3,419	1,155	7,981
Redeemed	(553)	$(3,815)	(63,062)	(436,418)
Total	(53)	$(368)	(44,819)	$(312,220)

Class R6 Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	1,005,003	$6,982,542	1,918,712	$13,446,920
Reinvested	189,200	$1,304,225	332,341	2,279,196
Redeemed	(584)	$(4,113)	(916,634)	(6,276,348)
Total	1,193,619	$8,282,654	1,334,419	$9,449,768

Sterling Capital Quality Income Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	6,323	$58,193	12,600	$111,403
Reinvested	55	$504	329	2,964
Redeemed	(981)	$(9,087)	(14,063)	(128,276)
Total	5,397	$49,610	(1,134)	$(13,909)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	—	—	4,226	$38,169
Reinvested	63	$576	78	709
Redeemed	—	—	—	—
Total	63	$576	4,304	$38,878

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	2,296,611	$21,137,217	13,078,016	$117,708,217
Reinvested	272,971	$2,512,424	521,831	4,707,802
Redeemed	(4,456,691)	$(41,032,456)	(5,222,572)	(46,937,640)
Total	(1,887,109)	$(17,382,815)	8,377,275	$75,478,379

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	49,399	$505,385	74,098	$741,641
Reinvested	18,935	$193,114	40,425	405,428
Redeemed	(82,684)	$(842,856)	(261,820)	(2,627,914)
Total	(14,350)	$(144,357)	(147,297)	$(1,480,845)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	4,339	$44,319	21,505	$216,340
Reinvested	469	$4,783	1,274	12,761
Redeemed	(30,862)	$(314,278)	(19,874)	(199,300)
Total	(26,054)	$(265,176)	2,905	$29,801

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	446,833	$4,559,520	3,006,382	$30,090,317
Reinvested	77,311	$788,513	150,650	1,510,718
Redeemed	(706,560)	$(7,204,722)	(4,017,011)	(40,269,826)
Total	(182,416)	$(1,856,689)	(859,979)	$(8,668,791)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	858	$9,093	4,876	$50,718
Reinvested	3,940	$41,666	9,973	103,989
Redeemed	(20,781)	$(219,295)	(203,741)	(2,127,799)
Total	(15,983)	$(168,536)	(188,892)	$(1,973,092)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	—	—	—	—
Reinvested	63	$665	129	1,346
Redeemed	(46)	$(487)	(2,331)	(24,786)
Total	17	$178	(2,202)	$(23,440)

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	204,311	$2,150,978	392,837	$4,078,052
Reinvested	16,970	$178,231	34,676	358,988
Redeemed	(85,798)	$(900,137)	(992,781)	(10,294,069)
Total	135,483	$1,429,072	(565,268)	$(5,857,029)

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	15,729	$175,592	13,874	$151,919
Reinvested	7,277	$81,051	16,830	184,743
Redeemed	(76,350)	$(850,340)	(124,195)	(1,363,545)
Total	(53,344)	$(593,697)	(93,491)	$(1,026,883)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	—	—	—	—
Reinvested	4	$42	8	88
Redeemed	—	—	—	—
Total	4	$42	8	$88

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	131,978	$1,462,909	499,463	$5,485,550
Reinvested	5,415	$60,325	10,456	114,772
Redeemed	(62,829)	$(698,279)	(1,590,775)	(17,426,000)
Total	74,564	$824,955	(1,080,856)	$(11,825,678)

Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	390	$3,730	8,608	$81,001
Reinvested	24,507	$234,113	49,965	469,366
Redeemed	(106,847)	$(1,020,001)	(131,983)	(1,240,312)
Total	(81,950)	$(782,158)	(73,410)	$(689,945)

Class C Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	202	$1,950	—	—
Reinvested	2	$16	4	36
Redeemed	(198)	$(1,908)	4	36
Total	6	$58	8	$72

Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	128,428	$1,229,541	239,921	$2,257,688
Reinvested	7,167	$68,529	15,951	149,996
Redeemed	(201,710)	$(1,923,161)	(736,141)	(6,917,659)
Total	(66,115)	$(625,091)	(480,269)	$(4,509,975)

Sterling Capital Ultra Short Bond ETF

	For a Period Ended March 31, 2026
	Shares	Amount
Issued	861,232	$21,552,923
Reinvested	—	—
Total	861,232	$21,552,923

Sterling Capital Short Duration Bond ETF

	For a Period Ended March 31, 2026
	Shares	Amount
Issued	1,333,368	$33,389,562
Reinvested	—	—
Total	1,333,368	$33,389,562

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Sterling Capital Hedged Equity Premium Income ETF

	For a Period Ended March 31, 2026
	Shares	Amount
Issued	9,225,000	$231,441,987
Reinvested	—	—
Redeemed	(125,000)	(3,006,678)
Total	9,100,000	$228,435,309

Sterling Capital Multi-Strategy Income ETF

	For a Period Ended March 31, 2026
	Shares	Amount
Issued	6,775,000	$169,868,515
Reinvested	—	—
Redeemed	—	—
Total	6,775,000	$169,868,515

Sterling Capital National Municipal Bond ETF

	For a Period Ended March 31, 2026
	Shares	Amount
Issued	7,950,000	$199,182,504
Reinvested	—	—
Redeemed	—	—
Total	7,950,000	$199,182,504

Guardian Capital Dividend Growth Fund
Class Institutional Shares

	For a Period Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Issued	210,896	$3,516,556	1,441,803	$18,512,758
Reinvested	614,757	$9,060,620	481,456	6,150,702
Redeemed	(257,138)	$(4,055,501)	(4,473,926)	(57,706,455)
Total	568,515	$8,521,675	(2,550,667)	$(33,042,995)

Shares of the ETFs are not individually redeemable and may be redeemed by the ETFs at NAV only in large blocks known as "Creation Units". Shares are created and redeemed by the ETFs only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants, or transactions done through an Authorized Participant, are permitted to purchase or redeem Creation Units from the ETFs. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, or (ii) a Depository Trust Company participant; in each case, the entity must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the applicable Fund on the transaction date. Cash may be substituted for the value of certain securities, generally when those securities are not available in sufficient quantity for delivery, are not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the ETFs may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the ETFs in effecting trades. A fixed fee of $300 per transaction may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved (the "Fixed Fee"). An additional variable charge of up to 2.00% may also be imposed on cash purchases and cash redemptions to compensate the applicable Fund for the costs associated with buying or selling the applicable securities (the "Variable Charge", and together with the Fixed Fee, the "Transaction Fees"). The ETFs may adjust these fees from time to time based on actual experience. Authorized Participants transacting in Create/Redeem Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in "Change in net assets from capital transactions" in Statements of Changes in Net Assets.

9. Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

10. Focused Investment Risk:

Focused Investment Risk relates to investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated that are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

11. Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all Funds of the Trust for shareholder liquidations only. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 19, 2027. During the period ended March 31, 2026, the Funds did not utilize its line of credit.

12. Fund Ownership:

As of March 31, 2026, certain third-parties and their affiliates possessed, on behalf of their underlying accounts, voting or investment power with respect to the following Funds in the following amounts: 82% of the Behavioral Small Cap Value Fund and 75% of the Intermediate U.S. Government Fund. As a result, such entities may be deemed to be a "controlling person" of each of the above mentioned Funds under the 1940 Act.

13. Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds' financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds' financial statements. The Funds' federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses are permitted to be carried forward without expiration. Such capital losses will retain their character as either short-term or long-term capital losses.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

At September 30, 2025, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Behavioral Large Cap Value Equity Fund	$7,595,501	$—
Sterling Capital Ultra Short Bond ETF	—	1,092,727
Sterling Capital Short Duration Bond ETF	1,791,443	10,880,856
Sterling Capital Intermediate U.S. Government Fund	345,456	1,726,673
Sterling Capital Total Return Bond Fund	18,403,883	110,920,487
Sterling Capital Long Duration Corporate Bond Fund	1,404,072	4,186,001
Sterling Capital Quality Income Fund	1,737,100	3,171,721
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,378,908	3,932,825
Sterling Capital South Carolina Intermediate Tax-Free Fund	214,651	1,511,576
Sterling Capital Virginia Intermediate Tax-Free Fund	844,733	1,915,136
Sterling Capital West Virginia Intermediate Tax-Free Fund	267,509	3,012,091

Capital loss carryforwards utilized in the year ended September 30, 2025 were as follows:

Utilized Capital Loss Carryforwards
Sterling Capital Behavioral Large Cap Value Equity Fund	$4,152,771
Sterling Capital Ultra Short Bond ETF	197,803
Sterling Capital Short Duration Bond ETF	349,326

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2025 was as follows:

	Distributions paid from
	Ordinary income	Net Long-Term Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax return of capital	Total distributions paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	622,610	—	622,610	—	—	622,610
Sterling Capital Behavioral Small Cap Value Equity Fund	3,215,197	6,829,630	10,044,827	—	—	10,044,827
Sterling Capital Special Opportunities Fund	—	71,046,943	71,046,943	—	—	71,046,943
Sterling Capital Equity Income Fund	42,730,154	312,680,564	355,410,718	—	—	355,410,718
Sterling Capital Mid Cap Relative Value Fund	295,041	4,943,867	5,238,908	—	—	5,238,908
Sterling Capital Real Estate Fund	2,335,141	2,671,768	5,006,909	—	—	5,006,909
Sterling Capital Small Cap Value Fund	932,023	35,777,215	36,709,238	—	—	36,709,238
Sterling Capital Ultra Short Bond ETF	1,170,619	—	1,170,619	—	—	1,170,619
Sterling Capital Short Duration Bond ETF	2,045,034	—	2,045,034	—	—	2,045,034
Sterling Capital Intermediate U.S. Government Fund	526,663	—	526,663	—	—	526,663
Sterling Capital Total Return Bond Fund	61,307,434	—	61,307,434	—	—	61,307,434
Sterling Capital Long Duration Corporate Bond Fund	2,302,310	—	2,302,310	—	—	2,302,310
Sterling Capital Quality Income Fund	6,007,585	—	6,007,585	—	—	6,007,585
Sterling Capital North Carolina Intermediate Tax-Free Fund	66,039	—	66,039	3,206,708	—	3,272,747
Sterling Capital South Carolina Intermediate Tax-Free Fund	19,931	—	19,931	638,174	—	658,105
Sterling Capital Virginia Intermediate Tax-Free Fund	24,745	—	24,745	1,002,660	—	1,027,405
Sterling Capital West Virginia Intermediate Tax-Free Fund	36,357	—	36,357	1,415,690	—	1,452,047
Guardian Capital Dividend Growth Fund	383,860	27,891	411,751	—	—	411,751

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

As of September 30, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	—	—	(7,595,502)	9,047,851	1,452,349
Sterling Capital Behavioral Small Cap Value Equity Fund	362,890	8,798,224	9,161,114	—	—	16,936,285	26,097,399
Sterling Capital Special Opportunities Fund	—	55,152,040	55,152,040	—	(745,416)	170,255,710	224,662,334
Sterling Capital Equity Income Fund	32,970	177,925,221	177,958,191	—	(51,765,671)	312,658,163	438,850,683
Sterling Capital Mid Cap Relative Value Fund	523,727	4,198,261	4,721,988	—	—	22,634,166	27,356,154
Sterling Capital Real Estate Fund	162,641	2,065,995	2,228,636	—	—	27,534,787	29,763,423
Sterling Capital Small Cap Value Fund	564,791	27,482,403	28,047,194	—	—	119,311,308	147,358,502
Sterling Capital Ultra Short Bond ETF	2,853	—	2,853	(3,012)	(1,092,727)	135,719	(957,167)
Sterling Capital Short Duration Bond ETF	107,939	—	107,939	(64,180)	(12,672,298)	446,738	(12,181,801)
Sterling Capital Intermediate U.S. Government Fund	90,915	—	90,915	(2,887)	(2,072,129)	(564,099)	(2,548,200)
Sterling Capital Total Return Bond Fund	3,678,206	—	3,678,206	(920,506)	(129,324,371)	(13,432,354)	(139,999,025)
Sterling Capital Long Duration Corporate Bond Fund	10,974	—	10,974	(794)	(5,590,073)	(1,848,199)	(7,428,092)
Sterling Capital Quality Income Fund	108,916	—	108,916	(95,684)	(4,908,821)	(1,644,235)	(6,539,824)
Sterling Capital North Carolina Intermediate Tax-Free Fund	212,780	—	212,780	(96,362)	(7,311,733)	1,142,013	(6,053,302)
Sterling Capital South Carolina Intermediate Tax-Free Fund	40,820	—	40,820	(12,315)	(1,726,227)	104,522	(1,593,200)
Sterling Capital Virginia Intermediate Tax-Free Fund	106,100	—	106,100	(42,567)	(2,759,869)	182,472	(2,513,864)
Sterling Capital West Virginia Intermediate Tax-Free Fund	143,583	—	143,583	(61,226)	(3,279,600)	105,762	(3,091,481)
Guardian Capital Dividend Growth Fund	—	8,952,746	8,952,746	(8,331)	—	5,472,512	14,416,927

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, passive foreign investment companies, the deferral of market discount and premium until time of sale, mark to market futures contracts adjustments, and real estate investment trust adjustments.

As of March 31, 2026, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$54,041,853	$10,386,173	$(774,343)	$9,611,830
Sterling Capital Behavioral Small Cap Value Equity Fund	$58,994,553	$12,411,277	$(1,982,070)	$10,429,207
Sterling Capital Special Opportunities Fund	$198,985,185	$118,550,582	$(5,436,930)	$113,113,652
Sterling Capital Equity Income Fund	$455,241,288	$171,086,642	$(8,389,196)	$162,697,446
Sterling Capital Mid Cap Relative Value Fund	$31,021,704	$21,763,450	$(991,643)	$20,771,807
Sterling Capital Real Estate Fund	$33,855,742	$27,569,778	$(2,173,805)	$25,395,973
Sterling Capital Small Cap Value Fund	$57,634,606	$117,150,540	$(485,057)	$116,665,483
Sterling Capital Intermediate U.S. Government Fund	$20,924,344	$138,273	$(726,812)	$(588,539)
Sterling Capital Total Return Bond Fund	$1,533,361,103	$10,885,011	$(32,291,945)	$(21,406,934)
Sterling Capital Long Duration Corporate Bond Fund	$59,452,332	$71,382	$(3,760,448)	$(3,689,066)
Sterling Capital Quality Income Fund	$148,328,124	$959,924	$(3,454,390)	$(2,494,466)
Sterling Capital North Carolina Intermediate Tax-Free Fund	$114,159,143	$1,075,287	$(415,256)	$660,031
Sterling Capital South Carolina Intermediate Tax-Free Fund	$22,196,399	$170,892	$(152,535)	$18,357
Sterling Capital Virginia Intermediate Tax-Free Fund	$31,622,690	$195,445	$(155,154)	$40,291
Sterling Capital West Virginia Intermediate Tax-Free Fund	$47,626,532	$211,416	$(224,687)	$(13,271)
Sterling Capital Ultra Short Bond ETF	$21,154,145	$44,479	$(32,114)	$12,365
Sterling Capital Short Duration Bond ETF	$33,068,435	$128,589	$(193,219)	$(64,630)
Sterling Capital Hedged Equity Premium Income ETF	$224,585,169	$8,023,667	$(15,142,512)	$(7,118,845)
Sterling Capital Multi-Strategy Income ETF	$168,380,316	$380,391	$(2,654,279)	$(2,273,888)
Sterling Capital National Municipal Bond ETF	$201,748,988	$33,996	$(3,045,694)	$(3,011,698)
Guardian Capital Dividend Growth Fund	$35,646,180	$7,285,829	$(994,351)	$6,291,478

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

14. Material Events:

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

15. Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

STERLING CAPITAL FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2026

Other Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission's website at www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

INVESTMENT ADVISOR

Sterling Capital Management LLC
4350 Congress Street, Suite 1000
Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

LEGAL COUNSEL

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

TRANSFER AGENT

Ultimus Fund Solutions, LLC
225 Pictoria Drive
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

STERLING
CAPITAL FUNDS

SC Funds 03.31.2026 ©Sterling Capital Funds 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Continuation of Current Advisory Agreement

The Board of Trustees conducted meetings in August, October and November 2025 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, and Sterling Capital West Virginia Intermediate Tax-Free Fund, each a series of the Trust (each, a “Fund”, and collectively, the “Funds”), for a new term running through January 31, 2027. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data, which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, administrator fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds in recent years as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance, and conducted site visits to the Adviser’s offices in Charlotte and Virginia Beach. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

As part of their deliberations, the Board considered information provided by Sterling Capital with respect to a pending change of control of Sterling Capital. More specifically, on August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and was expected to take place in the first half of 2026.

In their deliberations regarding the Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent, and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided by the Adviser to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year by the Adviser at Board meetings, as well as materials furnished by the Adviser specifically in connection with the annual review process. The Trustees conducted periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and received periodic “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation of the Adviser, and the capabilities and commitment of the Adviser to provide high quality services to each Fund.

The Trustees also considered assurances provided by representatives of Sterling Capital and Guardian that Sterling Capital would continue to operate as a standalone entity following the Transaction, that Sterling Capital would continue to be led by its current team of management and senior professionals, and that the Transaction was not expected to impact the Funds.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Funds’ regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent, and quality of services provided or to be provided by the Adviser, the nature and extent of responsibilities was or was expected to be consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer fund categories determined by an independent third-party data provider. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with its relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers and reductions described below under “Economies of Scale.”

As part of their review, the Trustees considered benefits to Sterling Capital aside from advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates.

The Trustees also considered information from Sterling Capital regarding fees for accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds where applicable. This included information about the differences in services necessary to manage the Funds as compared to separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in Fund disclosure documents. Based on this information, the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of fee comparisons to those other separate account clients. In addition, the Trustees considered information from Sterling Capital regarding the fees it receives for providing model accounts with investment objectives and strategies similar to those of comparable Funds where applicable, and the steps that Sterling Capital takes to mitigate risks to the Funds relating to the provision of model account information.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the advisory fees were fair and reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had taken steps to reduce the expense ratios for a number of Funds as part of the 2025 contract review process. In particular, Sterling Capital agreed to limit its advisory fee rates for the period February 1, 2026 to January 31, 2027 for Sterling Capital Quality Income Fund and Sterling Capital Intermediate U.S. Government Bond Fund as part of the 2025 contract review process. In addition, Sterling Capital agreed to implement total expense caps for the period February 1, 2026 to January 31, 2027 for each share class of Sterling Capital Total Return Bond Fund, Sterling Capital Ultra Short Bond Fund and Sterling Capital Long Duration Corporate Bond Fund, and to waive and/or reimburse certain expenses with respect to Class R6 shares of certain Funds. Finally, the Trustees noted that Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds as part of the last several contract review processes. As part of the 2020 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the following Funds: Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Short Duration Bond Fund, and Sterling Capital Total Return Bond Fund. As part of the 2021 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Long Duration Corporate Bond Fund. As part of the 2024 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Special Opportunities Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

Change of Control and New Investment Advisory Agreement

At its November 2025 meeting the Trustees also considered that the Transaction would result in the termination of the Advisory Agreement effective upon the Closing. In anticipation of the Closing, the Board of Trustees of the Trust approved a new investment advisory agreement between the Trust and Sterling Capital with respect to the Funds to take effect as of the (i) later of the Closing and (ii) shareholder approval of the agreement with respect to a Fund, containing substantially similar terms as the Advisory Agreement, including identical advisory fees (the “New Advisory Agreement”), taking into consideration the factors described above in approving the Advisory Agreement and the following factors regarding the Transaction and New Advisory Agreement.

The Trustees considered the impact of the Transaction and New Advisory Agreement over the course of multiple meetings, including Special Meetings held on October 1, 2025 and October 14, 2025, and an in-person meeting held on November 18-19, 2025. Over the course of these meetings, the Trustees, including the Independent Trustees, discussed and evaluated the New Advisory Agreement, taking into consideration the Transaction and its possible effect on Sterling Capital and the Funds.  Representatives of Sterling Capital, Guardian and Desjardins attended portions of certain of these meetings at the Trustees’ request to discuss the expected impact of the Transaction on Sterling Capital and the Funds, and to answer questions from the Trustees.  These representatives confirmed to the Trustees that Sterling Capital would continue to operate as a standalone entity following the Transaction and would be led by the current team of management and senior professionals, providing continuity and stability for the Funds. These representatives also confirmed Desjardins’ and Guardian’s commitment to the continued growth and success of Sterling Capital, including the Funds, and reaffirmed that there would not be any changes in the personnel managing the Funds or to the manner in which the Funds’ portfolios are managed as a result of the Transaction. The Trustees requested and considered extensive written materials furnished by Sterling Capital to facilitate their review of the New Advisory Agreement. Based on these materials and discussions with representatives of Sterling Capital, Guardian and Desjardins, the Trustees concluded that the investment advisory services to be provided to the Funds under the New Advisory Agreement were expected to be consistent in all material respects with current services provided under the Advisory Agreement and in no respect diminished. As part of their deliberations, the Independent Trustees conducted multiple private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management. In their deliberations regarding the New Advisory Agreement, the Trustees attributed different weights to various factors involved in their analysis of the New Advisory Agreement, and in each case no factor alone was considered determinative. In connection with approving the New Advisory Agreement at an in-person meeting on November 18-19, 2025, the Trustees determined that the arrangement between the Trust and Sterling Capital, as provided in the New Advisory Agreement, was fair and reasonable and that approval of the New Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees also considered the following factors, among others, in reaching their conclusions.

Portfolio Management Continuity – The degree of continuity of advisory services to be provided by Sterling Capital to the Funds upon completion of the Transaction should be very high since those services are expected to be provided by the same personnel who are currently providing such services. In addition, the investment objectives and principal investment strategies of each Fund are expected to remain the same following the Transaction.

The Nature, Extent and Quality of the Services to be Provided – Given the continuity noted above, as well as the substantially unchanged contractual terms, the nature and extent of services expected to be provided by Sterling Capital is expected to be unchanged and consistent with industry norms, and the quality of services expected to be provided by Sterling Capital is expected to be satisfactory or better.

Investment Performance – In light of the ongoing oversight of performance by the Board at its regular meetings, and the contemporaneous completion of the 2025 annual contract review for each Fund, for purposes of this review the Board focused on ensuring continuity of investment advisory services as opposed to requesting and analyzing additional performance-related materials.

The Cost of Services, Fees Received and Profitability to be Realized by the Adviser and its Affiliates – The Trustees noted that there would be no increases in fees paid by the Funds under the New Advisory Agreement and that the Board had concluded that the Funds’ current fees are fair and reasonable as part of the 2025 annual contract review. The Trustees also noted that the Transaction was not expected to have a material near-term impact on Sterling Capital’s profitability with respect to the Funds, and that the Board had concluded that Sterling Capital’s profitability as a result of its relationship with the Funds was acceptable as part of the 2025 annual contract review. The Trustees also noted that the Transaction was not expected to have a material near-term impact on the “fallout benefits” to Sterling Capital and its affiliates as a result of Sterling Capital providing investment advisory services to the Funds.

Economies of Scale – The Trustees noted that the fees paid by the Funds for investment advisory services would be the same under the New Advisory Agreement as the Advisory Agreement, and that the Transaction was not expected to have a material near-term impact on Fund assets. The Trustees also noted that Sterling Capital’s current fee waivers and reimbursements with respect to the Funds would be unchanged following the Closing, and that the Trustees had recently concluded that each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

After considering these factors, among others, the Trustees concluded that approval of the New Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

Approval of Initial Advisory Agreements for Sterling Capital Ultra Short Bond ETF, Sterling Capital Short Duration Bond ETF, Sterling Capital National Municipal Bond ETF, Sterling Capital Multi-Strategy Income ETF, Sterling Capital Hedged Equity Premium ETF, and Guardian Capital Dividend Growth Fund

The Board of Trustees, at a meeting held in November 2025, considered the approval of an investment advisory agreement (each, a “New Fund Advisory Agreement”, and collectively, the “New Fund Advisory Agreements”) between the Trust and Sterling Capital, with respect to each of the Sterling Capital Ultra Short Bond ETF, Sterling Capital Short Duration Bond ETF, Sterling Capital National Municipal Bond ETF, Sterling Capital Multi-Strategy Income ETF, Sterling Capital Hedged Equity Premium ETF, and Guardian Capital Dividend Growth Fund (each, a “New Fund”, and collectively, the “New Funds”).

The Trustees reviewed extensive material in connection with their consideration of the New Fund Advisory Agreements, including data from an independent provider of mutual fund data, which, where applicable, included comparisons with a peer group of comparable funds for advisory fees and total fund expenses. The Trustees considered the contractual advisory fee levels for each New Fund, as well as the fee waivers and reimbursements that Sterling Capital had agreed to implement for certain of the New Funds and the unitary fee arrangements for the New Funds operating as exchange-traded funds. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the New Fund Advisory Agreements. The Trustees received a detailed presentation from Sterling Capital that included information regarding, among other things, Sterling Capital’s risk management approach, its experience with respect to comparable investment strategies and the qualifications and experience of the proposed portfolio management team for each New Fund. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

As part of their deliberations, the Board considered information provided by Sterling Capital with respect to a pending change of control of Sterling Capital. More specifically, on August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and was expected to take place in the first half of 2026.

In their deliberations regarding the New Fund Advisory Agreements, the Trustees attributed different weights to various factors involved in an analysis of each New Fund Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the terms of each New Fund Advisory Agreement were fair and reasonable and that the approval of the New Fund Advisory Agreements was in the best interests of each New Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services expected to be provided to each New Fund under the New Fund Advisory Agreements. The Trustees considered the expertise of Sterling Capital’s proposed portfolio management team responsible for the day-to-day management of each New Fund and the proposed services to be provided to the New Funds by Sterling Capital. The Trustees considered the overall reputation of the Adviser, and the capabilities and commitment of the Adviser to provide high quality services to each New Fund. The Trustees concluded that the nature and quality of services that Sterling Capital would provide to the New Funds appeared consistent with both those already provided to other Sterling Capital Funds by Sterling Capital as well as with industry norms.

The Trustees also considered assurances provided by representatives of Sterling Capital and Guardian that Sterling Capital would continue to operate as a standalone entity following the Transaction, that Sterling Capital would continue to be led by its current team of management and senior professionals, and that the Transaction was not expected to impact the New Funds.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing the New Funds as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Sterling Capital Funds’ regulatory compliance and compliance with the investment policies of the Sterling Capital Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the New Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Adviser, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services to be provided by the Adviser was expected to be satisfactory or better.

Investment Performance

The Trustees noted that the New Funds had not commenced operations at the time of the November 2025 Board meeting and had no historical investment performance. The Trustees considered information regarding the performance information of other funds and accounts managed by Sterling Capital utilizing substantially similar investment objectives, policies and strategies where applicable.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees to be charged by Sterling Capital to each New Fund, taking into account consideration of both contractual expenses and actual expenses (after fee waivers reimbursements) where applicable. The Trustees concluded that the advisory fees paid by each New Fund fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers and reductions for certain New Funds described below under “Economies of Scale.”

As part of their review, the Trustees considered potential benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed the administration fees to be received by Sterling Capital and considered the potential fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions expected to be generated by the New Funds’ portfolio transactions and reputational benefits to Sterling Capital for managing the New Funds.. The Trustees also considered benefits to Sterling Capital’s affiliates.

The Trustees also considered information from Sterling Capital regarding fees for funds and accounts managed by Sterling Capital with investment objectives and strategies similar to those of the New Funds where applicable. This included information about the differences in services necessary to manage the New Funds as compared to other similar funds, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in New Fund disclosure documents.

In the context of the profitability of the Adviser, the Trustees noted that the New Funds had not commenced operations at the time of the November 2025 board meeting and therefore the Adviser had not earned any investment advisory fees with respect to the New Funds. Based on the foregoing, the Trustees concluded that the fees proposed under each New Fund Advisory Agreement for each New Fund were fair and reasonable, in light of the services and benefits provided or expected to be provided to the New Funds.

Economies of Scale

The Trustees also considered whether fee levels reflect expected economies of scale and whether economies of scale would be produced by the growth of each New Fund’s assets. The Trustees considered that Sterling Capital had entered into a contractual agreement with the Guardian Capital Dividend Growth Fund to waive its fees, pay certain fund operating expenses, and/or reimburse the fund to reduce the total annual fund operating expenses of the fund (other than certain excluded expenses), and that each of the Sterling Capital Ultra Short Bond ETF, Sterling Capital Short Duration Bond ETF, Sterling Capital National Municipal Bond ETF, Sterling Capital Multi-Strategy Income ETF, and Sterling Capital Hedged Equity Premium ETF were subject to a unitary advisory and/or administrative fee arrangement. The Trustees found that the expected asset levels of each New Fund would not be so large as to warrant formal contractual breakpoints and that each New Fund’s fee schedule represents an appropriate sharing between such New Fund and Sterling Capital of such economies of scale as may exist in the management of the New Funds at expected asset levels.

Change of Control and New Investment Advisory Agreements

At its November 2025 meeting the Trustees also considered that the Transaction would result in the termination of each New Fund Advisory Agreement effective upon the Closing. In anticipation of the Closing, the Board of Trustees of the Trust approved new investment advisory agreements between the Trust and Sterling Capital with respect to each New Fund to take effect as of the Closing containing substantially similar terms as the New Fund Advisory Agreements, including identical advisory fees (the “New Fund Change of Control Advisory Agreements”), taking into consideration the factors described above in approving the New Fund Advisory Agreements and the following factors regarding the Transaction and New Fund Change of Control Advisory Agreements.

The Trustees considered the expected impact of the Transaction and New Fund Change of Control Advisory Agreements over the course of multiple meetings, including Special Meetings held on October 1, 2025 and October 14, 2025, and an in-person meeting held on November 18-19, 2025. At its November 2025 meeting, the Trustees, including the Independent Trustees, discussed and evaluated the New Fund Change of Control Advisory Agreements, taking into consideration the Transaction and its possible effect on Sterling Capital and the New Funds.  Representatives of Sterling Capital, Guardian and Desjardins attended portions of certain of these meetings at the Trustees’ request to discuss the expected impact of the Transaction on Sterling Capital and the New Funds, and to answer questions from the Trustees.  These representatives confirmed to the Trustees that Sterling Capital would continue to operate as a standalone entity following the Transaction and would be led by the current team of management and senior professionals, providing continuity and stability for the New Funds. These representatives also confirmed Desjardins’ and Guardian’s commitment to the continued growth and success of Sterling Capital, including the New Funds, and reaffirmed that there would not be any changes in the personnel managing the New Funds or to the manner in which the New Funds’ portfolios are managed as a result of the Transaction. The Trustees requested and considered extensive written materials furnished by Sterling Capital to facilitate their review of the New Fund Change of Control Advisory Agreements. Based on these materials and discussions with representatives of Sterling Capital, Guardian and Desjardins, the Trustees concluded that the investment advisory services to be provided to the New Funds under the New Fund Change of Control Advisory Agreements were expected to be consistent in all material respects with services proposed to be provided under the New Fund Advisory Agreements and in no respect diminished. As part of their deliberations, the Independent Trustees conducted multiple private meetings with their independent legal counsel, outside the presence of Sterling Capital and other New Fund management. In their deliberations regarding the New Fund Change of Control Advisory Agreements, the Trustees attributed different weights to various factors involved in their analysis of the New Fund Change of Control Advisory Agreements, and in each case no factor alone was considered determinative. In connection with approving the New Fund Change of Control Advisory Agreements at an in-person meeting on November 18-19, 2025, the Trustees determined that the arrangement between the Trust and Sterling Capital with respect to each New Fund, as provided in the New Fund Change of Control Advisory Agreements, was fair and reasonable and that approval of the New Fund Change of Control Advisory Agreements was in the best interests of each applicable New Fund and its shareholders.

The Trustees also considered the following factors, among others, in reaching their conclusions.

Portfolio Management Continuity – The degree of continuity of advisory services to be provided by Sterling Capital to the New Funds upon completion of the Transaction should be very high since those services are expected to be provided by the same personnel proposed to provide such services. In addition, the investment objectives and principal investment strategies of each New Fund are expected to remain the same following the Transaction.

The Nature, Extent and Quality of the Services to be Provided – Given the continuity noted above, as well as the substantially unchanged contractual terms, the nature and extent of services expected to be provided by Sterling Capital is expected to be unchanged and consistent with industry norms, and the quality of services expected to be provided by Sterling Capital is expected to be satisfactory or better.

Investment Performance – The Trustees noted that the New Funds had not commenced operations at the time of the November 2025 Board meeting and had no historical investment performance. The Trustees considered information regarding the performance information of other funds and accounts managed by Sterling Capital utilizing substantially similar investment objectives, policies and strategies.

The Cost of Services, Fees Received and Profitability to be Realized by the Adviser and its Affiliates – The Trustees noted that there would be no increases in fees paid by the New Funds under the New Fund Change of Control Advisory Agreements and that the Board had concluded that the New Funds’ current fees are fair and reasonable as part of the Trustees’ approval of the New Fund Advisory Agreements. The Trustees also noted that the Transaction was not expected to have a material near-term impact on the “fallout benefits” to Sterling Capital and its affiliates as a result of Sterling Capital providing investment advisory services to the New Funds.

Economies of Scale – The Trustees noted that the fees paid by the New Funds for investment advisory services would be the same under the New Fund Change of Control Advisory Agreements as the New Fund Advisory Agreements, and that the Transaction was not expected to have a material near-term impact on New Fund assets. The Trustees also noted that Sterling Capital’s fee waivers and reimbursements with respect to certain New Funds would be unchanged following the Closing, and that the Trustees had recently concluded that each New Fund’s fee schedule represents an appropriate sharing between the New Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

After considering these factors, among others, the Trustees concluded that approval of the New Fund Change of Control Advisory Agreements was in the best interests of each applicable New Fund and its shareholders.

Approval of the New Sub-Advisory Agreement with Guardian Capital LP for Sterling Capital Multi-Strategy Income ETF, Sterling Capital Hedged Equity Premium ETF, and Guardian Capital Dividend Growth Fund

At the November 2025 meeting, the Board of Trustees also considered the approval of a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with Guardian Capital LP (“Guardian Capital” or the “Sub-Adviser”) for the Sterling Capital Multi-Strategy Income ETF, Sterling Capital Hedged Equity Premium ETF, and Guardian Capital Dividend Growth Fund (each, a “New Sub-Advised Fund”, and collectively, the “New Sub-Advised Funds”).

The Trustees reviewed extensive material in connection with their consideration of the New Sub-Advisory Agreement. The Board considered that Guardian Capital’s sub-advisory fees would be paid by Sterling Capital out of the Sterling Capital’s investment advisory fees, not by the New Sub-Advised Funds. The Trustees considered the contractual advisory fee levels for each New Sub-Advised Fund compared against a peer group of comparable funds, as well as the fee waivers and reimbursements that Sterling Capital had agreed to implement for certain of the New Sub-Advised Funds and the unitary fee arrangements for the New Sub-Advised Funds operating as exchange-traded funds. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the New Sub-Advisory Agreement. The Trustees received a detailed presentation from Sterling Capital that included information regarding, among other things, Guardian Capital’s risk management approach, its experience with respect to comparable investment strategies and the qualifications and experience of the proposed portfolio management team for each New Sub-Advised Fund. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

As part of their deliberations, the Board considered information provided by Sterling Capital and Guardian Capital with respect to a pending change of control of Sterling Capital and Guardian Capital. More specifically, on August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital and parent company of Guardian Capital, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and was expected to take place in the first half of 2026.

In their deliberations regarding the New Sub-Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the New Sub-Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the terms of the New Sub-Advisory Agreement were fair and reasonable and that the approval of the New Sub-Advisory Agreement was in the best interests of each New Sub-Advised Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services expected to be provided to each New Sub-Advised Fund under the New Sub-Advisory Agreement. The Trustees considered the expertise of Guardian Capital’s proposed portfolio management team responsible for management of each New Sub-Advised Fund and the proposed services to be provided to the New Sub-Advised Funds by Guardian Capital. The Trustees considered the overall reputation of Guardian Capital, and the capabilities and commitment of Guardian Capital to provide high quality services to each New Sub-Advised Fund. The Board also considered the Adviser’s specific responsibilities with respect to oversight of Guardian Capital as well as the qualifications, experience and responsibilities of the other key personnel that would be involved in the day-to-day activities of each New Sub-Advised Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by Guardian Capital in managing the New Sub-Advised Funds. The Trustees evaluated Guardian Capital’s compliance policies and procedures, trading practices, and considered the procedures of Guardian Capital designed to fulfill its fiduciary duty to the New Sub-Advised Funds with respect to possible conflicts of interest, including Guardian Capital’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by Guardian Capital, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services to be provided by Guardian Capital was expected to be satisfactory or better.

Investment Performance

The Trustees noted that the New Sub-Advised Funds had not commenced operations at the time of the November 2025 Board meeting and had no historical investment performance. The Trustees considered information regarding the performance information of other funds and accounts managed by Guardian Capital utilizing substantially similar investment objectives, policies and strategies where applicable.

Cost of Services, Including the Profits Realized by the Sub-Adviser, and Other Benefits

The Trustees considered peer group comparable information with respect to the advisory fees to be charged by the Adviser to each New Sub-Advised Fund. The Trustees concluded that the investment advisory fees paid by each New Sub-Advised Fund fell within an acceptable range as compared to its peer group, and were fair and reasonable. The Trustees also noted that Guardian Capital’s sub-advisory fees would be paid by the Adviser out of the Adviser’s investment advisory fees, not by the New Sub-Advised Funds.

As part of their review, the Trustees considered potential benefits to Guardian Capital aside from sub-advisory fees. The Trustees considered the fallout benefits to Guardian Capital such as the research services available to Guardian Capital by reason of brokerage commissions generated by the New Sub-Advised Funds and the benefits to Guardian Capital for managing the New Sub-Advised Funds.

In the context of the profitability of Guardian Capital, the Trustees noted that the New Sub-Advised Funds had not commenced operations at the time of the November 2025 board meeting and therefore Guardian Capital had not earned any investment advisory fees with respect to the New Sub-Advised Funds.

Based on the foregoing, the Trustees concluded that the fees proposed under the New Sub-Advisory Agreement for each New Sub-Advised Fund were fair and reasonable, in light of the services and benefits provided or expected to be provided to each New Sub-Advised Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect expected economies of scale and whether economies of scale would be produced by the growth of each New Sub-Advised Fund’s assets. The Trustees also noted that Guardian Capital’s sub-advisory fees would be paid by the Adviser out of the Adviser’s investment advisory fees, not by the New Sub-Advised Funds. The Trustees found that the each New Sub-Advised Fund’s fee schedule represents an appropriate sharing between the New Sub-Advised Fund and the Adviser of such economies of scale as may exist at current asset levels.

Change of Control and New Investment Advisory Agreements

At its November 2025 meeting the Trustees also considered that the Transaction would result in the termination of the New Sub-Advisory Agreement effective upon the Closing. In anticipation of the Closing, the Board of Trustees of the Trust approved a new investment sub-advisory agreement between Sterling Capital and Guardian Capital with respect to each New Sub-Advised Fund to take effect as of the Closing containing substantially similar terms as the New Sub-Advisory Agreement, including identical advisory fees (the “New Sub-Advisory Change of Control Agreement”), taking into consideration the factors described above in approving the New Fund Advisory Agreements and the following factors regarding the Transaction and New Sub-Advisory Change of Control Agreement.

The Trustees considered the expected impact of the Transaction and New Sub-Advisory Change of Control Agreement over the course of multiple meetings, including Special Meetings held on October 1, 2025 and October 14, 2025, and an in-person meeting held on November 18-19, 2025. At its November 2025 meeting, the Trustees, including the Independent Trustees, discussed and evaluated the New Sub-Advisory Change of Control Agreement, taking into consideration the Transaction and its possible effect on Sterling Capital and Guardian Capital and the New Sub-Advised Funds.  Representatives of Sterling Capital, Guardian and Desjardins attended portions of certain of these meetings at the Trustees’ request to discuss the expected impact of the Transaction on Sterling Capital, Guardian Capital and the New Sub-Advised Funds, and to answer questions from the Trustees.  These representatives confirmed to the Trustees that each of Sterling Capital and Guardian Capital would continue to operate as a standalone entity following the Transaction and would be led by the current team of management and senior professionals, providing continuity and stability for the New Sub-Advised Funds. These representatives also confirmed Desjardins’ and Guardian’s commitment to the continued growth and success of Sterling Capital and Guardian Capital, including the New Sub-Advised Funds, and reaffirmed that there would not be any changes in the personnel managing the New Sub-Advised Funds or to the manner in which the New Sub-Advised Funds’ portfolios are managed as a result of the Transaction. The Trustees requested and considered extensive written materials furnished by Sterling Capital and Guardian Capital to facilitate their review of the New Sub-Advisory Change of Control Agreement. Based on these materials and discussions with representatives of Sterling Capital, Guardian and Desjardins, the Trustees concluded that the investment advisory services to be provided to the New Sub-Advised Funds under the New Sub-Advisory Change of Control Agreement were expected to be consistent in all material respects with services proposed to be provided under the New Sub-Advisory Agreement and in no respect diminished. As part of their deliberations, the Independent Trustees conducted multiple private meetings with their independent legal counsel, outside the presence of Sterling Capital, Guardian Capital and other New Sub-Advised Fund management. In their deliberations regarding the New Sub-Advisory Change of Control Agreement, the Trustees attributed different weights to various factors involved in their analysis of the New Sub-Advisory Change of Control Agreement, and in each case no factor alone was considered determinative. In connection with approving the New Sub-Advisory Change of Control Agreement at an in-person meeting on November 18-19, 2025, the Trustees determined that the arrangement between Sterling Capital and Guardian Capital with respect to the New Sub-Advised Funds, as provided in the New Sub-Advisory Change of Control Agreement, was fair and reasonable and that approval of the New Sub-Advisory Change of Control Agreement was in the best interests of each applicable New Sub-Advised Fund and its shareholders.

The Trustees also considered the following factors, among others, in reaching their conclusions.

Portfolio Management Continuity – The degree of continuity of advisory services to be provided by Guardian Capital to the New Sub-Advised Funds upon completion of the Transaction should be very high since those services are expected to be provided by the same personnel proposed to provide such services. In addition, the investment objectives and principal investment strategies of each New Sub-Advised Fund are expected to remain the same following the Transaction.

The Nature, Extent and Quality of the Services to be Provided – Given the continuity noted above, as well as the substantially unchanged contractual terms, the nature and extent of services expected to be provided by Guardian Capital is expected to be unchanged and consistent with industry norms, and the quality of services expected to be provided by Guardian Capital is expected to be satisfactory or better. The Board also considered that Sterling Capital would continue to oversee Guardian Capital following the Transaction.

Investment Performance – The Trustees noted that the New Sub-Advised Funds had not commenced operations at the time of the November 2025 Board meeting and had no historical investment performance. The Trustees considered information regarding the performance information of other funds and accounts managed by Guardian Capital utilizing substantially similar investment objectives, policies and strategies where applicable.

The Cost of Services, Fees Received and Profitability to be Realized by the Sub-Adviser and its Affiliates – The Trustees noted that there would be no increases in fees paid by the New Sub-Advised Funds under the New Sub-Advisory Change of Control Agreement and that the Board had concluded that the New Sub-Advised Funds’ current fees are fair and reasonable as part of the Trustees’ approval of the New Sub-Advisory Agreement. The Trustees also noted that the Transaction was not expected to have a material near-term impact on the “fallout benefits” to Guardian Capital and its affiliates as a result of Guardian Capital providing investment advisory services to the New Sub-Advised Funds.

Economies of Scale – The Trustees noted that the fees paid by the New Sub-Advised Funds for investment advisory services would be the same under the New Sub-Advisory Change of Control Agreement as the New Sub-Advisory Agreement, that Guardian Capital’s sub advisory fees would continue to be paid by the Adviser out of the Adviser’s investment advisory fees, not by the New Sub-Advised Funds, and that the Transaction was not expected to have a material near-term impact on New Sub-Advised Fund assets. The Trustees also noted that Sterling Capital’s fee waivers and reimbursements with respect to certain New Sub-Advised Funds would be unchanged following the Closing, and that the Trustees had recently concluded that each New Sub-Advised Fund’s fee schedule represents an appropriate sharing between the New Sub-Advised Fund and the Adviser of such economies of scale as may exist at current asset levels.

After considering these factors, among others, the Trustees concluded that approval of the New Sub-Advisory Change of Control Agreement was in the best interests of each applicable New Sub-Advised Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STERLING CAPITAL FUNDS

Date:	5/29/26
/s/ James T. Gillespie
James T. Gillespie, President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	5/29/26
/s/ James T. Gillespie
James T. Gillespie, President
(Principal Executive Officer)
Date:	5/29/26
/s/ Todd M. Miller
Todd M. Miller, Treasurer
(Principal Financial Officer)